Schedule of Investments
Blue Chip Fund
May 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .35 % Shares Held Value (000's)
Money Market Funds - 0 .35%
BlackRock Liquidity FedFund - Institutional Class
4.22%
(a),(b)
6,120,458 $ 6,120
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b),(c)
32,224,745 32,225
$ 38,345
TOTAL INVESTMENT COMPANIES $ 38,345
COMMON STOCKS - 100 .19 % Shares Held Value (000's)
Aerospace & Defense - 6 .92%
HEICO Corp - Class A 901,148 $ 212,527
TransDigm Group Inc 377,177 553,858
$ 766,385
Building Materials - 1 .13%
Vulcan Materials Co 469,812 124,533
Chemicals - 2 .46%
Air Products and Chemicals Inc 118,242 32,979
Linde PLC 352,050 164,611
Sherwin-Williams Co/The 209,670 75,232
$ 272,822
Commercial Services - 0 .48%
Moody's Corp 111,931 53,651
Computers - 0 .59%
Gartner Inc
(d)
150,159 65,532
Distribution & Wholesale - 1 .87%
Copart Inc
(d)
4,027,168 207,319
Diversified Financial Services - 12 .28%
Brookfield Asset Management Ltd
(e)
678,489 38,063
Brookfield Wealth Solutions Ltd
(d),(e)
58,969 3,414
Charles Schwab Corp/The 3,029,336 267,612
Mastercard Inc 910,651 533,277
Visa Inc 1,415,619 516,970
$ 1,359,336
Electronics - 0 .74%
Amphenol Corp 905,835 81,462
Healthcare - Products - 5 .38%
Danaher Corp 1,502,822 285,386
IDEXX Laboratories Inc
(d)
177,168 90,951
Intuitive Surgical Inc
(d)
81,670 45,109
Thermo Fisher Scientific Inc 431,996 174,017
$ 595,463
Insurance - 4 .35%
Arthur J Gallagher & Co 188,966 65,654
Progressive Corp/The 1,460,784 416,221
$ 481,875
Internet - 20 .83%
Airbnb Inc
(d)
1,815,729 234,229
Alphabet Inc - A Shares 820,094 140,843
Alphabet Inc - C Shares 623,273 107,733
Amazon.com Inc
(d)
5,785,668 1,186,120
Meta Platforms Inc 277,219 179,496
Netflix Inc
(d)
379,210 457,794
$ 2,306,215
Lodging - 2 .97%
Hilton Worldwide Holdings Inc 1,325,841 329,392
Pharmaceuticals - 1 .88%
Zoetis Inc 1,232,187 207,784
Private Equity - 7 .07%
Brookfield Corp
(e)
9,473,792 546,827
KKR & Co Inc 1,944,694 236,203
$ 783,030
Real Estate - 1 .75%
CoStar Group Inc
(d)
2,638,880 194,116
Retail - 3 .54%
Costco Wholesale Corp 118,379 123,135
O'Reilly Automotive Inc
(d)
196,886 269,242
$ 392,377
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 4 .56%
Broadcom Inc 1,267,383 $ 306,795
NVIDIA Corp 1,468,258 198,406
$ 505,201
Software - 21 .39%
Cadence Design Systems Inc
(d)
1,224,207 351,433
Constellation Software Inc/Canada 19,995 72,456
Microsoft Corp 3,230,232 1,487,070
MSCI Inc 128,669 72,572
Roper Technologies Inc 437,553 249,523
Veeva Systems Inc
(d)
215,969 60,407
Workday Inc
(d)
305,696 75,724
$ 2,369,185
TOTAL COMMON STOCKS $ 11,095,678
Total Investments $ 11,134,023
Other Assets and Liabilities -  (0.54)% (59,852)
TOTAL NET ASSETS - 100.00% $ 11,074,171
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $38,340 or
0.35% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $40,935 or 0.37% of net assets.

Schedule of Investments
Blue Chip Fund
May 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales May 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 5 $ 511,799 $ 479,579 $ 32,225
$ 5 $ 511,799 $ 479,579 $ 32,225
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 153 $ — $ — $ —
$ 153 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .59 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .79%
iShares iBoxx $ Investment Grade Corporate Bond
ETF
165,000 $ 17,782
Vanguard Short-Term Corporate Bond ETF 40,000 3,163
$ 20,945
Money Market Funds - 2 .80%
BlackRock Liquidity FedFund - Institutional Class
4.22%
(a),(b)
486,249 486
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b),(c)
73,315,627 73,316
$ 73,802
TOTAL INVESTMENT COMPANIES $ 94,747
BONDS - 27 .01%
Principal
Amount (000's) Value (000's)
Advertising - 0 .01%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 60 $ 53
Omnicom Group Inc
2.45%, 04/30/2030 155 140
2.60%, 08/01/2031 35 30
$ 223
Aerospace & Defense - 0 .48%
Boeing Co/The
2.70%, 02/01/2027 110 107
2.95%, 02/01/2030 140 128
3.25%, 02/01/2028 685 661
3.50%, 03/01/2039 200 151
3.63%, 02/01/2031 275 256
3.95%, 08/01/2059 290 192
5.04%, 05/01/2027 315 317
5.15%, 05/01/2030 475 479
5.71%, 05/01/2040 245 236
5.81%, 05/01/2050 505 473
5.88%, 02/15/2040 100 97
5.93%, 05/01/2060 350 324
6.26%, 05/01/2027 110 113
6.30%, 05/01/2029 255 268
6.53%, 05/01/2034 225 240
6.86%, 05/01/2054 200 213
General Dynamics Corp
1.15%, 06/01/2026 200 194
2.25%, 06/01/2031 280 247
4.25%, 04/01/2040 155 135
4.95%, 08/15/2035 115 113
L3Harris Technologies Inc
4.40%, 06/15/2028 200 199
5.05%, 06/01/2029 125 127
5.40%, 01/15/2027 360 365
5.40%, 07/31/2033 360 365
5.50%, 08/15/2054 290 273
5.60%, 07/31/2053 155 148
Lockheed Martin Corp
3.90%, 06/15/2032 75 71
4.07%, 12/15/2042 105 87
4.09%, 09/15/2052 162 125
4.15%, 06/15/2053 310 240
4.50%, 02/15/2029 135 136
4.70%, 12/15/2031 340 342
4.70%, 05/15/2046 75 66
4.75%, 02/15/2034 160 157
5.10%, 11/15/2027 155 159
5.20%, 02/15/2055 140 129
5.20%, 02/15/2064 235 211
5.25%, 01/15/2033 155 159
5.70%, 11/15/2054 155 152
Northrop Grumman Corp
3.20%, 02/01/2027 130 128
4.65%, 07/15/2030 155 155
4.70%, 03/15/2033 160 157
4.90%, 06/01/2034 305 300
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Northrop Grumman Corp (continued)
4.95%, 03/15/2053 $ 120 $ 105
5.25%, 05/01/2050 600 552
RTX Corp
1.90%, 09/01/2031 155 131
2.38%, 03/15/2032 60 51
2.82%, 09/01/2051 150 90
3.03%, 03/15/2052 60 37
3.50%, 03/15/2027 200 197
4.05%, 05/04/2047 610 472
4.13%, 11/16/2028 270 267
4.70%, 12/15/2041 350 310
5.15%, 02/27/2033 410 413
5.38%, 02/27/2053 305 284
5.75%, 11/08/2026 145 147
5.75%, 01/15/2029 145 151
6.10%, 03/15/2034 180 192
6.40%, 03/15/2054 180 192
$ 12,786
Agriculture - 0 .35%
Altria Group Inc
2.45%, 02/04/2032 60 51
3.40%, 05/06/2030 530 497
3.70%, 02/04/2051 60 41
3.88%, 09/16/2046 410 294
4.00%, 02/04/2061
(d)
60 41
4.88%, 02/04/2028 545 550
5.38%, 01/31/2044 375 345
5.80%, 02/14/2039 350 346
Archer-Daniels-Midland Co
2.70%, 09/15/2051 60 36
2.90%, 03/01/2032 130 116
4.50%, 08/15/2033 290 280
BAT Capital Corp
2.26%, 03/25/2028 150 141
2.73%, 03/25/2031 150 133
3.46%, 09/06/2029 210 200
3.98%, 09/25/2050 390 272
4.39%, 08/15/2037 540 475
4.54%, 08/15/2047 400 316
5.63%, 08/15/2035 150 150
5.83%, 02/20/2031 100 104
6.42%, 08/02/2033 155 166
7.08%, 08/02/2043 155 168
7.08%, 08/02/2053 80 87
BAT International Finance PLC
5.93%, 02/02/2029 310 324
Bunge Ltd Finance Corp
2.75%, 05/14/2031 60 54
Philip Morris International Inc
1.75%, 11/01/2030 85 73
4.13%, 04/28/2028 155 154
4.13%, 03/04/2043 300 245
4.38%, 04/30/2030 175 173
4.63%, 11/01/2029 140 140
4.88%, 02/15/2028 160 162
4.88%, 02/13/2029 130 132
4.88%, 04/30/2035 150 145
4.90%, 11/01/2034 140 137
5.13%, 11/17/2027 580 590
5.25%, 02/13/2034 300 302
5.38%, 02/15/2033 160 163
5.50%, 09/07/2030 315 327
5.63%, 11/17/2029 580 605
5.75%, 11/17/2032 290 304

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Reynolds American Inc
5.70%, 08/15/2035 $ 50 $ 50
5.85%, 08/15/2045 375 353
$ 9,242
Airlines - 0 .02%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 102 93
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 227 212
Southwest Airlines Co
3.00%, 11/15/2026 80 78
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 53 47
$ 430
Apparel - 0 .01%
NIKE Inc
3.25%, 03/27/2040 155 120
3.38%, 11/01/2046 225 158
$ 278
Automobile Manufacturers - 0 .58%
American Honda Finance Corp
1.30%, 09/09/2026 60 58
2.25%, 01/12/2029
(d)
65 60
4.55%, 03/03/2028 300 300
4.60%, 04/17/2030 160 159
4.70%, 01/12/2028 160 161
4.90%, 07/09/2027 150 151
4.90%, 01/10/2034
(d)
135 131
5.05%, 07/10/2031 130 131
5.65%, 11/15/2028 140 145
5.85%, 10/04/2030 360 377
Ford Motor Co
6.10%, 08/19/2032 215 210
Ford Motor Credit Co LLC
2.70%, 08/10/2026 415 401
5.13%, 11/05/2026 270 268
5.30%, 09/06/2029 270 261
5.80%, 03/05/2027 265 265
5.80%, 03/08/2029 250 247
5.85%, 05/17/2027 455 454
5.88%, 11/07/2029 225 222
5.92%, 03/20/2028 430 431
6.05%, 03/05/2031 265 260
6.05%, 11/05/2031 210 205
6.50%, 02/07/2035 225 219
6.80%, 11/07/2028 290 296
7.12%, 11/07/2033 290 295
7.35%, 11/04/2027 215 221
General Motors Co
5.00%, 04/01/2035 250 231
5.15%, 04/01/2038 160 144
5.20%, 04/01/2045 85 71
5.35%, 04/15/2028 155 156
5.40%, 04/01/2048
(d)
65 55
5.95%, 04/01/2049 230 208
6.25%, 04/15/2035 155 157
6.25%, 10/02/2043 305 290
General Motors Financial Co Inc
1.50%, 06/10/2026 60 58
2.35%, 02/26/2027 240 230
2.35%, 01/08/2031 55 47
2.40%, 04/10/2028 60 56
2.40%, 10/15/2028 155 143
2.70%, 06/10/2031 60 51
4.00%, 10/06/2026 75 74
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc (continued)
4.35%, 01/17/2027 $ 310 $ 307
4.90%, 10/06/2029 135 133
5.35%, 07/15/2027 130 131
5.35%, 01/07/2030 310 310
5.40%, 05/08/2027 130 131
5.45%, 07/15/2030 155 155
5.45%, 09/06/2034 135 129
5.55%, 07/15/2029 250 253
5.60%, 06/18/2031 130 130
5.80%, 01/07/2029 270 276
5.90%, 01/07/2035 140 138
6.00%, 01/09/2028 160 164
6.15%, 07/15/2035 155 155
6.40%, 01/09/2033 320 330
Honda Motor Co Ltd
2.53%, 03/10/2027 135 130
PACCAR Financial Corp
4.45%, 08/06/2027 330 332
4.60%, 01/31/2029 135 136
5.00%, 05/13/2027 130 132
Toyota Motor Corp
5.12%, 07/13/2028 160 164
Toyota Motor Credit Corp
1.15%, 08/13/2027 160 150
1.65%, 01/10/2031 55 47
1.90%, 01/13/2027 65 62
4.35%, 10/08/2027 335 335
4.45%, 06/29/2029 205 205
4.50%, 05/14/2027 155 155
4.55%, 08/07/2026 600 601
4.55%, 05/17/2030 320 319
4.60%, 10/10/2031 375 372
4.63%, 01/12/2028 400 403
4.80%, 05/15/2030 155 156
4.80%, 01/05/2034 180 178
4.95%, 01/09/2030 310 315
5.00%, 03/19/2027 155 157
5.10%, 03/21/2031 125 127
5.40%, 11/20/2026 205 208
$ 15,325
Automobile Parts & Equipment - 0 .02%
Aptiv Swiss Holdings Ltd
3.25%, 03/01/2032 160 141
4.40%, 10/01/2046 200 146
BorgWarner Inc
4.38%, 03/15/2045 300 239
$ 526
Banks - 5 .67%
Australia & New Zealand Banking Group Ltd/New
York NY
4.90%, 07/16/2027 455 461
Banco Santander SA
2.75%, 12/03/2030 200 176
3.49%, 05/28/2030 200 187
4.18%, 03/24/2028
(e)
600 594
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.00%
5.29%, 08/18/2027 200 203
5.44%, 07/15/2031 400 411
5.57%, 01/17/2030 400 411
5.59%, 08/08/2028 200 206
6.94%, 11/07/2033 200 223
Bank of America Corp
1.73%, 07/22/2027
(e)
415 401
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(e)
445 385
Secured Overnight Financing Rate + 1.53%

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
1.92%, 10/24/2031
(e)
$ 205 $ 176
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(e)
60 56
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(e)
115 99
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(e)
630 527
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(e)
225 203
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.55%, 02/04/2028
(e)
255 246
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(e)
260 225
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(e)
175 155
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(e)
465 324
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(e)
175 106
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(e)
530 467
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(e)
115 72
Secured Overnight Financing Rate + 1.56%
3.25%, 10/21/2027 550 537
3.31%, 04/22/2042
(e)
715 533
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(e)
700 679
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.59%, 07/21/2028
(e)
600 587
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.82%, 01/20/2028
(e)
500 493
CME Term Secured Overnight Financing
Rate 3 Month + 1.84%
3.85%, 03/08/2037
(e)
550 493
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.97%, 03/05/2029
(e)
75 74
CME Term Secured Overnight Financing
Rate 3 Month + 1.33%
3.97%, 02/07/2030
(e)
600 585
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.08%, 03/20/2051
(e)
515 398
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
4.27%, 07/23/2029
(e)
250 247
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.33%, 03/15/2050
(e)
255 206
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(e)
175 174
Secured Overnight Financing Rate + 1.58%
4.57%, 04/27/2033
(e)
315 306
Secured Overnight Financing Rate + 1.83%
4.62%, 05/09/2029
(e)
405 405
Secured Overnight Financing Rate + 1.11%
4.98%, 01/24/2029
(e)
300 303
Secured Overnight Financing Rate + 0.83%
5.00%, 01/21/2044 75 69
5.02%, 07/22/2033
(e)
585 583
Secured Overnight Financing Rate + 2.16%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
5.16%, 01/24/2031
(e)
$ 300 $ 304
Secured Overnight Financing Rate + 1.00%
5.20%, 04/25/2029
(e)
250 254
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(e)
515 516
Secured Overnight Financing Rate + 1.91%
5.43%, 08/15/2035
(e)
200 196
Secured Overnight Financing Rate + 1.91%
5.46%, 05/09/2036
(e)
305 307
Secured Overnight Financing Rate + 1.64%
5.47%, 01/23/2035
(e)
600 606
Secured Overnight Financing Rate + 1.65%
5.51%, 01/24/2036
(e)
285 287
Secured Overnight Financing Rate + 1.31%
5.52%, 10/25/2035
(e)
620 609
Secured Overnight Financing Rate + 1.74%
5.82%, 09/15/2029
(e)
315 326
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(e)
315 327
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 60 62
5.93%, 09/15/2027
(e)
315 320
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 100 104
7.75%, 05/14/2038 500 585
Bank of America NA
5.53%, 08/18/2026 265 268
Bank of Montreal
3.09%, 01/10/2037
(e)
125 106
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
4.64%, 09/10/2030
(e)
270 270
Secured Overnight Financing Rate + 1.25%
4.70%, 09/14/2027 435 437
5.30%, 06/05/2026 160 161
5.37%, 06/04/2027 195 199
5.72%, 09/25/2028 315 327
Bank of New York Mellon Corp/The
2.05%, 01/26/2027 65 63
2.50%, 01/26/2032 65 56
3.99%, 06/13/2028
(e)
70 69
Secured Overnight Financing Rate + 1.15%
4.54%, 02/01/2029
(e)
370 371
Secured Overnight Financing Rate + 1.17%
4.89%, 07/21/2028
(e)
130 131
Secured Overnight Financing Rate + 0.84%
4.94%, 02/11/2031
(e)
335 339
Secured Overnight Financing Rate + 0.89%
4.97%, 04/26/2034
(e)
170 168
Secured Overnight Financing Rate + 1.61%
5.06%, 07/22/2032
(e)
130 131
Secured Overnight Financing Rate + 1.23%
5.19%, 03/14/2035
(e)
360 360
Secured Overnight Financing Rate + 1.42%
5.83%, 10/25/2033
(e)
155 162
Secured Overnight Financing Rate + 2.07%
6.32%, 10/25/2029
(e)
315 333
Secured Overnight Financing Rate + 1.60%
Bank of Nova Scotia/The
1.30%, 09/15/2026 260 250
2.15%, 08/01/2031 60 52
2.70%, 08/03/2026 400 392
4.74%, 11/10/2032
(e)
325 321
Secured Overnight Financing Rate + 1.44%
4.85%, 02/01/2030 615 622
5.35%, 12/07/2026 135 137
5.40%, 06/04/2027 255 260

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC
2.65%, 06/24/2031
(e)
$ 385 $ 343
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(e)
200 182
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(e)
200 152
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.84%, 09/10/2028
(e)
200 200
Secured Overnight Financing Rate + 1.34%
4.94%, 09/10/2030
(e)
200 200
Secured Overnight Financing Rate + 1.56%
4.97%, 05/16/2029
(e)
750 753
3 Month USD LIBOR + 1.90%
5.09%, 02/25/2029
(e)
225 226
Secured Overnight Financing Rate + 0.96%
5.50%, 08/09/2028
(e)
300 304
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
5.67%, 03/12/2028
(e)
250 254
Secured Overnight Financing Rate + 1.49%
5.69%, 03/12/2030
(e)
250 256
Secured Overnight Financing Rate + 1.74%
5.79%, 02/25/2036
(e)
215 215
Secured Overnight Financing Rate + 1.59%
6.22%, 05/09/2034
(e)
320 334
Secured Overnight Financing Rate + 2.98%
6.50%, 09/13/2027
(e)
235 240
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(e)
315 338
Secured Overnight Financing Rate + 2.62%
7.44%, 11/02/2033
(e)
310 347
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026 60 58
4.63%, 09/11/2030
(e)
135 134
Secured Overnight Financing Rate + 1.34%
4.86%, 01/13/2028
(e)
215 216
Secured Overnight Financing Rate + 0.72%
5.00%, 04/28/2028 350 356
5.26%, 04/08/2029 130 133
5.93%, 10/02/2026 460 468
5.99%, 10/03/2028 160 167
Citibank NA
4.91%, 05/29/2030 500 504
5.57%, 04/30/2034 260 266
5.80%, 09/29/2028 275 286
Citigroup Inc
1.46%, 06/09/2027
(e)
455 440
Secured Overnight Financing Rate + 0.77%
2.52%, 11/03/2032
(e)
155 133
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(e)
200 175
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(e)
310 278
Secured Overnight Financing Rate + 2.11%
2.90%, 11/03/2042
(e)
60 41
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(e)
150 139
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(e)
500 440
Secured Overnight Financing Rate + 1.35%
3.52%, 10/27/2028
(e)
125 122
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
3.79%, 03/17/2033
(e)
$ 520 $ 477
Secured Overnight Financing Rate + 1.94%
3.88%, 01/24/2039
(e)
220 185
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
3.89%, 01/10/2028
(e)
500 493
CME Term Secured Overnight Financing
Rate 3 Month + 1.82%
4.13%, 07/25/2028 620 611
4.28%, 04/24/2048
(e)
100 80
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.30%, 11/20/2026 75 75
4.45%, 09/29/2027 875 871
4.54%, 09/19/2030
(e)
270 267
Secured Overnight Financing Rate + 1.34%
4.64%, 05/07/2028
(e)
155 155
Secured Overnight Financing Rate + 1.14%
4.65%, 07/30/2045 115 98
4.65%, 07/23/2048 150 125
4.66%, 05/24/2028
(e)
835 835
Secured Overnight Financing Rate + 1.89%
4.79%, 03/04/2029
(e)
300 300
Secured Overnight Financing Rate + 0.87%
4.91%, 05/24/2033
(e)
165 162
Secured Overnight Financing Rate + 2.09%
4.95%, 05/07/2031
(e)
305 305
Secured Overnight Financing Rate + 1.46%
5.17%, 02/13/2030
(e)
265 268
Secured Overnight Financing Rate + 1.36%
5.33%, 03/27/2036
(e)
380 375
Secured Overnight Financing Rate + 1.47%
5.41%, 09/19/2039
(e)
325 310
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.61%, 03/04/2056
(e)
150 143
Secured Overnight Financing Rate + 1.75%
5.83%, 02/13/2035
(e)
500 499
Secured Overnight Financing Rate + 2.06%
6.02%, 01/24/2036
(e)
450 453
Secured Overnight Financing Rate + 1.83%
6.17%, 05/25/2034
(e)
320 328
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(e)
310 329
Secured Overnight Financing Rate + 2.34%
6.68%, 09/13/2043 360 382
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 178
Cooperatieve Rabobank UA/NY
4.80%, 01/09/2029 265 268
4.88%, 01/21/2028 600 610
Deutsche Bank AG/New York NY
5.00%, 09/11/2030
(e)
270 269
Secured Overnight Financing Rate + 1.70%
5.30%, 05/09/2031
(e)
340 340
Secured Overnight Financing Rate + 1.72%
5.37%, 09/09/2027 255 260
5.37%, 01/10/2029
(e)
215 217
Secured Overnight Financing Rate + 1.21%
6.72%, 01/18/2029
(e)
320 334
Secured Overnight Financing Rate + 3.18%
6.82%, 11/20/2029
(e)
300 317
Secured Overnight Financing Rate + 2.51%
7.08%, 02/10/2034
(e)
320 336
Secured Overnight Financing Rate + 3.65%

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Fifth Third Bancorp
4.06%, 04/25/2028
(e)
$ 275 $ 272
Secured Overnight Financing Rate + 1.36%
5.63%, 01/29/2032
(e)
135 139
Secured Overnight Financing Rate + 1.84%
6.34%, 07/27/2029
(e)
235 246
Secured Overnight Financing Rate + 2.34%
Fifth Third Bank NA
4.97%, 01/28/2028
(e)
250 251
Secured Overnight Financing Rate + 0.81%
Goldman Sachs Group Inc/The
1.54%, 09/10/2027
(e)
60 58
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(e)
235 226
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(e)
355 302
Secured Overnight Financing Rate + 1.09%
2.60%, 02/07/2030
(d)
590 539
2.62%, 04/22/2032
(e)
115 101
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(e)
185 179
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(e)
425 369
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(e)
115 80
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(e)
210 185
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(e)
60 44
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(e)
200 148
Secured Overnight Financing Rate + 1.63%
3.69%, 06/05/2028
(e)
290 285
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
3.81%, 04/23/2029
(e)
375 367
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 510 506
4.22%, 05/01/2029
(e)
500 495
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.41%, 04/23/2039
(e)
175 154
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(e)
445 444
Secured Overnight Financing Rate + 1.73%
4.69%, 10/23/2030
(e)
275 274
Secured Overnight Financing Rate + 1.14%
4.80%, 07/08/2044 210 184
4.94%, 04/23/2028
(e)
305 307
Secured Overnight Financing Rate + 1.32%
5.02%, 10/23/2035
(e)
275 266
Secured Overnight Financing Rate + 1.42%
5.05%, 07/23/2030
(e)
595 600
Secured Overnight Financing Rate + 1.21%
5.15%, 05/22/2045 450 396
5.21%, 01/28/2031
(e)
385 390
Secured Overnight Financing Rate + 1.08%
5.33%, 07/23/2035
(e)
475 471
Secured Overnight Financing Rate + 1.55%
5.54%, 01/28/2036
(e)
310 312
Secured Overnight Financing Rate + 1.38%
5.56%, 11/19/2045
(e)
280 268
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(e)
220 227
Secured Overnight Financing Rate + 1.27%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
5.73%, 01/28/2056
(e)
$ 195 $ 190
Secured Overnight Financing Rate + 1.70%
5.85%, 04/25/2035
(e)
330 340
Secured Overnight Financing Rate + 1.55%
6.25%, 02/01/2041 220 229
6.48%, 10/24/2029
(e)
315 332
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(e)
160 174
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 785 844
HSBC Holdings PLC
2.01%, 09/22/2028
(e)
300 282
Secured Overnight Financing Rate + 1.73%
2.36%, 08/18/2031
(e)
200 175
Secured Overnight Financing Rate + 1.95%
2.80%, 05/24/2032
(e)
600 525
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(e)
200 180
Secured Overnight Financing Rate + 2.39%
3.97%, 05/22/2030
(e)
300 289
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.04%, 03/13/2028
(e)
500 494
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
4.58%, 06/19/2029
(e)
300 298
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(e)
250 250
Secured Overnight Financing Rate + 2.11%
4.90%, 03/03/2029
(e)
210 210
Secured Overnight Financing Rate + 1.03%
5.13%, 03/03/2031
(e)
300 301
Secured Overnight Financing Rate + 1.29%
5.24%, 05/13/2031
(e)
200 201
Secured Overnight Financing Rate + 1.57%
5.29%, 11/19/2030
(e)
480 485
Secured Overnight Financing Rate + 1.29%
5.40%, 08/11/2033
(e)
500 504
Secured Overnight Financing Rate + 2.87%
5.55%, 03/04/2030
(e)
250 256
Secured Overnight Financing Rate + 1.46%
5.72%, 03/04/2035
(e)
250 255
Secured Overnight Financing Rate + 1.78%
5.73%, 05/17/2032
(e)
255 262
Secured Overnight Financing Rate + 1.52%
5.79%, 05/13/2036
(e)
305 307
Secured Overnight Financing Rate + 1.88%
5.87%, 11/18/2035
(e)
280 277
Secured Overnight Financing Rate + 1.90%
5.89%, 08/14/2027
(e)
370 375
Secured Overnight Financing Rate + 1.57%
6.16%, 03/09/2029
(e)
200 207
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(e)
570 599
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(e)
595 624
Secured Overnight Financing Rate + 2.65%
6.50%, 09/15/2037 100 105
6.55%, 06/20/2034
(e)
320 335
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(e)
310 328
Secured Overnight Financing Rate + 3.35%
HSBC USA Inc
4.65%, 06/03/2028
(f)
225 226

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Huntington Bancshares Inc/OH
5.27%, 01/15/2031
(e)
$ 330 $ 334
Secured Overnight Financing Rate + 1.28%
Huntington National Bank/The
4.87%, 04/12/2028
(e)
250 251
Secured Overnight Financing Rate + 0.72%
5.65%, 01/10/2030 310 319
ING Groep NV
4.86%, 03/25/2029
(e)
300 301
Secured Overnight Financing Rate + 1.01%
5.34%, 03/19/2030
(e)
250 255
Secured Overnight Financing Rate + 1.44%
5.53%, 03/25/2036
(e)
200 200
Secured Overnight Financing Rate + 1.61%
6.11%, 09/11/2034
(e)
235 247
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.47%, 09/22/2027
(e)
245 235
Secured Overnight Financing Rate + 0.77%
1.76%, 11/19/2031
(e)
135 115
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(e)
115 98
Secured Overnight Financing Rate + 1.07%
2.07%, 06/01/2029
(e)
190 177
Secured Overnight Financing Rate + 1.02%
2.18%, 06/01/2028
(e)
70 67
Secured Overnight Financing Rate + 1.89%
2.53%, 11/19/2041
(e)
65 44
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(e)
420 364
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(e)
465 410
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(e)
600 553
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.95%, 10/01/2026 525 516
2.96%, 05/13/2031
(e)
575 524
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(e)
235 176
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(e)
335 218
Secured Overnight Financing Rate + 2.44%
3.33%, 04/22/2052
(e)
215 146
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(e)
590 574
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.88%, 07/24/2038
(e)
100 86
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(e)
825 641
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(e)
200 197
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.20%, 07/23/2029
(e)
230 228
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.32%, 04/26/2028
(e)
550 548
Secured Overnight Financing Rate + 1.56%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
4.51%, 10/22/2028
(e)
$ 205 $ 205
Secured Overnight Financing Rate + 0.86%
4.57%, 06/14/2030
(e)
305 304
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(e)
135 132
Secured Overnight Financing Rate + 1.80%
4.60%, 10/22/2030
(e)
475 472
Secured Overnight Financing Rate + 1.04%
4.85%, 07/25/2028
(e)
65 65
Secured Overnight Financing Rate + 1.99%
4.91%, 07/25/2033
(e)
435 431
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(e)
460 446
Secured Overnight Financing Rate + 1.34%
4.95%, 06/01/2045 430 389
4.98%, 07/22/2028
(e)
260 262
Secured Overnight Financing Rate + 0.93%
5.00%, 07/22/2030
(e)
260 262
Secured Overnight Financing Rate + 1.13%
5.01%, 01/23/2030
(e)
320 324
Secured Overnight Financing Rate + 1.31%
5.04%, 01/23/2028
(e)
305 307
Secured Overnight Financing Rate + 1.19%
5.10%, 04/22/2031
(e)
320 325
Secured Overnight Financing Rate + 1.44%
5.14%, 01/24/2031
(e)
425 432
Secured Overnight Financing Rate + 1.01%
5.29%, 07/22/2035
(e)
475 474
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(e)
315 321
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(e)
185 186
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(e)
545 551
Secured Overnight Financing Rate + 1.85%
5.50%, 01/24/2036
(e)
455 460
Secured Overnight Financing Rate + 1.32%
5.53%, 11/29/2045
(e)
280 274
Secured Overnight Financing Rate + 1.55%
5.57%, 04/22/2028
(e)
250 255
Secured Overnight Financing Rate + 0.93%
5.57%, 04/22/2036
(e)
150 153
Secured Overnight Financing Rate + 1.68%
5.58%, 04/22/2030
(e)
250 258
Secured Overnight Financing Rate + 1.16%
5.60%, 07/15/2041 370 371
5.72%, 09/14/2033
(e)
255 262
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(e)
390 403
Secured Overnight Financing Rate + 1.49%
6.07%, 10/22/2027
(e)
320 327
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(e)
320 334
Secured Overnight Financing Rate + 1.57%
6.25%, 10/23/2034
(e)
320 342
Secured Overnight Financing Rate + 1.81%
JPMorgan Chase Bank NA
5.11%, 12/08/2026 270 273
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 775 795
KeyCorp
2.25%, 04/06/2027 110 105
5.12%, 04/04/2031
(e)
200 200
Secured Overnight Financing Rate + 1.23%

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Korea Development Bank/The
4.38%, 02/15/2028 $ 315 $ 316
4.50%, 02/15/2029 265 266
5.38%, 10/23/2026 320 324
5.63%, 10/23/2033 200 210
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(g)
250 144
1.00%, 10/01/2026
(d)
90 86
2.88%, 04/03/2028 600 584
3.00%, 05/20/2027 520 510
3.50%, 08/27/2027 495 491
3.75%, 02/15/2028 250 249
3.75%, 07/15/2030 185 183
3.88%, 05/15/2028
(d)
290 290
3.88%, 06/15/2028 380 380
4.00%, 03/15/2029
(d)
480 481
4.13%, 07/15/2033 315 311
4.38%, 03/01/2027 500 503
4.38%, 02/28/2034 140 140
4.63%, 08/07/2026 315 317
4.63%, 03/18/2030 400 412
4.75%, 10/29/2030 320 331
Landwirtschaftliche Rentenbank
1.75%, 07/27/2026 200 195
3.88%, 09/28/2027 320 320
3.88%, 06/14/2028 320 320
4.13%, 05/28/2030 300 302
4.63%, 04/17/2029 250 256
Lloyds Banking Group PLC
3.57%, 11/07/2028
(e)
200 195
3 Month USD LIBOR + 1.21%
4.34%, 01/09/2048 400 307
4.98%, 08/11/2033
(e)
200 196
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.09%, 11/26/2028
(e)
210 212
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
5.68%, 01/05/2035
(e)
265 268
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.87%, 03/06/2029
(e)
200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.99%, 08/07/2027
(e)
310 314
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.48%
M&T Bank Corp
4.83%, 01/16/2029
(e)
300 301
Secured Overnight Financing Rate + 0.93%
Mitsubishi UFJ Financial Group Inc
1.54%, 07/20/2027
(e)
800 773
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(e)
200 192
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.05%, 07/17/2030 200 175
2.56%, 02/25/2030 285 259
3.20%, 07/18/2029 200 189
4.08%, 04/19/2028
(e)
600 594
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(e)
200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Financial Group Inc (continued)
5.13%, 07/20/2033
(e)
$ 200 $ 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.16%, 04/24/2031
(e)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%
5.35%, 09/13/2028
(e)
255 259
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.41%, 04/19/2034
(d),(e)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
5.43%, 04/17/2035
(e)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
5.57%, 01/16/2036
(e)
225 228
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(e)
200 176
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
2.26%, 07/09/2032
(e)
200 171
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.15%, 07/16/2030
(e)
700 657
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.41%, 09/13/2028
(d),(e)
255 260
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.59%, 07/10/2035
(e)
260 264
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
5.74%, 05/27/2031
(e)
320 332
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(e)
315 324
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Morgan Stanley
1.51%, 07/20/2027
(e)
115 111
Secured Overnight Financing Rate + 0.86%
1.79%, 02/13/2032
(e)
550 463
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(e)
95 80
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(e)
115 98
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(e)
40 39
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(e)
810 677
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(e)
130 112
Secured Overnight Financing Rate + 1.20%
2.70%, 01/22/2031
(e)
325 296
Secured Overnight Financing Rate + 1.14%
2.80%, 01/25/2052
(e)
210 126
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(e)
90 79
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 150 148
3.22%, 04/22/2042
(e)
310 228
Secured Overnight Financing Rate + 1.49%

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
3.59%, 07/22/2028 $ 90 $ 88
3 Month USD LIBOR + 1.34%
3.77%, 01/24/2029
(e)
600 587
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 710 703
4.21%, 04/20/2028
(e)
135 134
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 320 266
4.35%, 09/08/2026 375 373
4.65%, 10/18/2030
(e)
600 596
Secured Overnight Financing Rate + 1.10%
4.89%, 07/20/2033
(e)
275 271
Secured Overnight Financing Rate + 2.08%
5.04%, 07/19/2030
(e)
260 263
Secured Overnight Financing Rate + 1.22%
5.12%, 02/01/2029
(e)
320 324
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(e)
260 264
Secured Overnight Financing Rate + 1.59%
5.17%, 01/16/2030
(e)
200 203
Secured Overnight Financing Rate + 1.45%
5.19%, 04/17/2031
(e)
305 309
Secured Overnight Financing Rate + 1.51%
5.23%, 01/15/2031
(e)
225 228
Secured Overnight Financing Rate + 1.11%
5.25%, 04/21/2034
(e)
425 425
Secured Overnight Financing Rate + 1.87%
5.32%, 07/19/2035
(e)
260 258
Secured Overnight Financing Rate + 1.56%
5.42%, 07/21/2034
(e)
315 318
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(e)
315 322
Secured Overnight Financing Rate + 1.63%
5.47%, 01/18/2035
(e)
325 327
Secured Overnight Financing Rate + 1.73%
5.52%, 11/19/2055
(e)
275 262
Secured Overnight Financing Rate + 1.71%
5.59%, 01/18/2036
(e)
220 222
Secured Overnight Financing Rate + 1.42%
5.65%, 04/13/2028
(e)
105 107
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
250 258
Secured Overnight Financing Rate + 1.26%
5.66%, 04/17/2036
(e)
245 249
Secured Overnight Financing Rate + 1.76%
5.83%, 04/19/2035
(e)
275 284
Secured Overnight Financing Rate + 1.58%
5.95%, 01/19/2038
(e)
160 161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.30%, 10/18/2028
(e)
310 322
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(e)
310 332
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 200 214
6.41%, 11/01/2029
(e)
280 295
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(e)
180 195
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.45%, 10/15/2027
(e)
275 275
Secured Overnight Financing Rate + 0.68%
4.97%, 07/14/2028
(e)
260 262
Secured Overnight Financing Rate + 0.93%
5.02%, 01/12/2029
(e)
320 323
Secured Overnight Financing Rate + 0.91%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
National Australia Bank Ltd/New York
4.79%, 01/10/2029 $ 500 $ 508
5.09%, 06/11/2027 500 508
NatWest Group PLC
1.64%, 06/14/2027
(e)
200 194
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4..89%, 05/18/2029
(e)
700 702
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(e)
400 402
3 Month USD LIBOR + 1.91%
5.12%, 05/23/2031
(e)
400 402
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
Oesterreichische Kontrollbank AG
3.63%, 09/09/2027 325 323
3.75%, 09/05/2029 265 262
4.00%, 05/28/2028 150 150
4.25%, 03/01/2028 320 323
4.50%, 01/24/2030 280 286
4.75%, 05/21/2027 250 253
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(e)
245 212
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 250 228
3.45%, 04/23/2029 175 169
4.63%, 06/06/2033
(e)
160 152
Secured Overnight Financing Rate + 1.85%
4.90%, 05/13/2031
(e)
475 475
Secured Overnight Financing Rate + 1.33%
5.22%, 01/29/2031
(e)
295 300
Secured Overnight Financing Rate + 1.07%
5.30%, 01/21/2028
(e)
135 137
Secured Overnight Financing Rate + 1.34%
5.35%, 12/02/2028
(e)
410 417
Secured Overnight Financing Rate + 1.62%
5.40%, 07/23/2035
(e)
285 284
Secured Overnight Financing Rate + 1.60%
5.68%, 01/22/2035
(e)
65 66
Secured Overnight Financing Rate + 1.90%
5.94%, 08/18/2034
(e)
315 326
Secured Overnight Financing Rate + 1.95%
6.62%, 10/20/2027
(e)
240 247
Secured Overnight Financing Rate + 1.73%
Royal Bank of Canada
1.15%, 07/14/2026 60 58
3.63%, 05/04/2027 320 316
3.88%, 05/04/2032 145 137
4.51%, 10/18/2027
(e)
205 205
Secured Overnight Financing Rate + 0.72%
4.65%, 10/18/2030
(e)
205 204
Secured Overnight Financing Rate + 1.08%
4.90%, 01/12/2028 165 167
4.95%, 02/01/2029 235 239
4.97%, 01/24/2029
(e)
215 217
Secured Overnight Financing Rate + 0.83%
4.97%, 05/02/2031
(e)
305 307
Secured Overnight Financing Rate + 1.13%
5.00%, 05/02/2033 175 175
5.15%, 02/04/2031
(e)
215 218
Secured Overnight Financing Rate + 1.03%
5.20%, 07/20/2026 160 161
6.00%, 11/01/2027 155 161
Santander Holdings USA Inc
2.49%, 01/06/2028
(e)
290 279
Secured Overnight Financing Rate + 1.25%
5.35%, 09/06/2030
(e)
325 327
Secured Overnight Financing Rate + 1.94%

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Santander Holdings USA Inc (continued)
5.47%, 03/20/2029
(e)
$ 155 $ 156
Secured Overnight Financing Rate + 1.61%
Santander UK Group Holdings PLC
2.47%, 01/11/2028
(e)
200 192
Secured Overnight Financing Rate + 1.22%
2.90%, 03/15/2032
(e)
600 528
Secured Overnight Financing Rate + 1.48%
State Street Corp
2.20%, 02/07/2028
(e)
65 63
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 60 52
4.33%, 10/22/2027 435 436
4.42%, 05/13/2033
(e)
135 131
Secured Overnight Financing Rate + 1.61%
4.53%, 02/20/2029
(e)
310 311
Secured Overnight Financing Rate + 1.02%
4.54%, 02/28/2028
(d)
150 151
4.68%, 10/22/2032
(e)
135 134
Secured Overnight Financing Rate + 1.05%
4.82%, 01/26/2034
(e)
245 240
Secured Overnight Financing Rate + 1.57%
4.83%, 04/24/2030 305 308
5.15%, 02/28/2036
(e)
150 149
Secured Overnight Financing Rate + 1.22%
5.27%, 08/03/2026 155 157
5.68%, 11/21/2029
(e)
140 146
Secured Overnight Financing Rate + 1.48%
Sumitomo Mitsui Financial Group Inc
2.13%, 07/08/2030 200 176
2.14%, 09/23/2030 150 131
2.93%, 09/17/2041 60 43
3.01%, 10/19/2026 75 74
3.04%, 07/16/2029 200 188
3.36%, 07/12/2027 400 392
3.45%, 01/11/2027 165 163
5.24%, 04/15/2030 225 230
5.32%, 07/09/2029 260 266
5.42%, 07/09/2031 200 206
5.52%, 01/13/2028 410 421
5.63%, 01/15/2035 225 230
5.77%, 01/13/2033 400 416
5.80%, 07/13/2028 315 327
5.81%, 09/14/2033
(d)
235 246
6.18%, 07/13/2043 160 168
Toronto-Dominion Bank/The
1.20%, 06/03/2026 260 252
1.95%, 01/12/2027 125 120
2.00%, 09/10/2031 60 52
3.20%, 03/10/2032 65 58
4.11%, 06/08/2027 30 30
4.46%, 06/08/2032 70 68
4.57%, 12/17/2026 150 150
4.57%, 06/02/2028
(f)
305 305
4.69%, 09/15/2027 655 658
4.78%, 12/17/2029 340 341
4.99%, 04/05/2029 250 254
5.30%, 01/30/2032 330 335
5.52%, 07/17/2028 160 165
5.53%, 07/17/2026 160 162
Truist Bank
2.25%, 03/11/2030 1,000 884
3.80%, 10/30/2026 250 247
Truist Financial Corp
1.89%, 06/07/2029
(e)
130 120
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 60 52
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp (continued)
4.12%, 06/06/2028
(e)
$ 290 $ 288
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(e)
160 161
Secured Overnight Financing Rate + 1.44%
5.07%, 05/20/2031
(e)
155 156
Secured Overnight Financing Rate + 1.31%
5.12%, 01/26/2034
(e)
160 157
Secured Overnight Financing Rate + 1.85%
5.15%, 08/05/2032
(e)
290 292
Secured Overnight Financing Rate + 1.57%
5.44%, 01/24/2030
(e)
65 66
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(d),(e)
245 249
Secured Overnight Financing Rate + 1.92%
5.87%, 06/08/2034
(e)
160 164
Secured Overnight Financing Rate + 2.36%
UBS AG/Stamford CT
4.86%, 01/10/2028
(e)
500 502
Secured Overnight Financing Rate + 0.72%
5.00%, 07/09/2027 500 506
US Bancorp
1.38%, 07/22/2030 110 94
2.22%, 01/27/2028
(e)
275 265
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(e)
400 333
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.15%, 04/27/2027 250 245
4.55%, 07/22/2028
(e)
480 480
Secured Overnight Financing Rate + 1.66%
4.65%, 02/01/2029
(e)
285 285
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(e)
285 276
Secured Overnight Financing Rate + 1.60%
5.05%, 02/12/2031
(e)
285 287
Secured Overnight Financing Rate + 1.06%
5.08%, 05/15/2031
(e)
105 106
Secured Overnight Financing Rate + 1.30%
5.38%, 01/23/2030
(e)
55 56
Secured Overnight Financing Rate + 1.56%
5.68%, 01/23/2035
(e)
240 244
Secured Overnight Financing Rate + 1.86%
5.84%, 06/12/2034
(e)
320 330
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(e)
155 161
Secured Overnight Financing Rate + 2.09%
US Bank NA/Cincinnati OH
4.73%, 05/15/2028
(e)
250 250
Secured Overnight Financing Rate + 0.91%
Wells Fargo & Co
2.39%, 06/02/2028
(e)
220 211
Secured Overnight Financing Rate + 2.10%
2.57%, 02/11/2031
(e)
700 632
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
3.00%, 10/23/2026 250 245
3.07%, 04/30/2041
(e)
485 355
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(e)
430 386
Secured Overnight Financing Rate + 1.50%
3.53%, 03/24/2028
(e)
160 157
Secured Overnight Financing Rate + 1.51%
3.58%, 05/22/2028
(e)
375 367
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.10%, 06/03/2026 200 199
4.15%, 01/24/2029 400 395

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co (continued)
4.40%, 06/14/2046 $ 110 $ 87
4.61%, 04/25/2053
(e)
255 210
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 600 499
4.75%, 12/07/2046 250 207
4.81%, 07/25/2028
(e)
65 65
Secured Overnight Financing Rate + 1.98%
4.90%, 01/24/2028
(e)
215 216
Secured Overnight Financing Rate + 0.78%
4.90%, 07/25/2033
(e)
735 722
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 75 64
4.97%, 04/23/2029
(e)
155 156
Secured Overnight Financing Rate + 1.37%
5.01%, 04/04/2051
(e)
440 386
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.15%, 04/23/2031
(e)
305 309
Secured Overnight Financing Rate + 1.50%
5.20%, 01/23/2030
(e)
265 269
Secured Overnight Financing Rate + 1.50%
5.21%, 12/03/2035
(e)
280 275
Secured Overnight Financing Rate + 1.38%
5.24%, 01/24/2031
(e)
200 203
Secured Overnight Financing Rate + 1.11%
5.38%, 11/02/2043 185 171
5.39%, 04/24/2034
(e)
375 377
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(e)
265 267
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(e)
475 481
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(e)
475 487
Secured Overnight Financing Rate + 1.74%
5.61%, 04/23/2036
(e)
155 157
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 250 235
5.71%, 04/22/2028
(e)
250 255
Secured Overnight Financing Rate + 1.07%
6.30%, 10/23/2029
(e)
320 336
Secured Overnight Financing Rate + 1.79%
6.49%, 10/23/2034
(e)
320 343
Secured Overnight Financing Rate + 2.06%
Wells Fargo Bank NA
5.25%, 12/11/2026 250 253
5.45%, 08/07/2026 315 318
Westpac Banking Corp
1.15%, 06/03/2026 60 58
3.02%, 11/18/2036
(e)
405 350
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 60 42
4.11%, 07/24/2034
(e)
555 531
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
5.05%, 04/16/2029 690 708
$ 149,562
Beverages - 0 .52%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 575 553
4.90%, 02/01/2046 992 894
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 125
4.75%, 01/23/2029 550 558
4.95%, 01/15/2042 220 204
5.00%, 06/15/2034 125 126
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc (continued)
5.45%, 01/23/2039 $ 450 $ 451
5.55%, 01/23/2049 470 461
5.80%, 01/23/2059 325 325
8.20%, 01/15/2039 60 75
Coca-Cola Co/The
1.50%, 03/05/2028 60 56
2.50%, 06/01/2040 140 99
2.50%, 03/15/2051 265 154
2.60%, 06/01/2050 140 84
2.88%, 05/05/2041 60 44
3.00%, 03/05/2051 465 302
4.65%, 08/14/2034 325 323
5.00%, 05/13/2034 455 462
5.20%, 01/14/2055 230 215
5.30%, 05/13/2054 455 435
Constellation Brands Inc
2.25%, 08/01/2031 1,040 891
3.15%, 08/01/2029 90 85
3.60%, 02/15/2028 700 684
4.35%, 05/09/2027 160 160
4.90%, 05/01/2033 250 245
Diageo Capital PLC
2.38%, 10/24/2029 200 184
5.30%, 10/24/2027 310 317
5.63%, 10/05/2033 400 416
Keurig Dr Pepper Inc
2.25%, 03/15/2031 60 52
3.35%, 03/15/2051 60 39
3.95%, 04/15/2029 735 718
4.05%, 04/15/2032 210 200
4.35%, 05/15/2028 175 174
4.50%, 04/15/2052 185 148
5.10%, 03/15/2027 155 157
5.15%, 05/15/2035 155 152
Molson Coors Beverage Co
3.00%, 07/15/2026 105 103
4.20%, 07/15/2046 250 196
PepsiCo Inc
2.63%, 10/21/2041 725 499
2.75%, 10/21/2051 225 137
2.88%, 10/15/2049 145 93
3.00%, 10/15/2027 600 585
4.45%, 02/07/2028 545 550
4.50%, 07/17/2029 345 348
4.80%, 07/17/2034 345 342
5.00%, 02/07/2035
(d)
315 314
$ 13,735
Biotechnology - 0 .31%
Amgen Inc
1.65%, 08/15/2028 125 115
2.00%, 01/15/2032 120 101
2.45%, 02/21/2030 155 141
2.60%, 08/19/2026 700 686
2.77%, 09/01/2053 510 293
3.00%, 02/22/2029 200 190
3.00%, 01/15/2052 120 75
3.15%, 02/21/2040 155 117
3.38%, 02/21/2050 545 373
4.20%, 03/01/2033 80 76
4.20%, 02/22/2052 200 152
4.40%, 05/01/2045 265 220
4.66%, 06/15/2051 410 340
4.88%, 03/01/2053 80 68
5.15%, 03/02/2028 280 285
5.15%, 11/15/2041 113 104
5.25%, 03/02/2030 335 343
5.25%, 03/02/2033 330 333

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Amgen Inc (continued)
5.60%, 03/02/2043 $ 320 $ 310
5.65%, 03/02/2053 320 305
5.75%, 03/02/2063 240 227
Biogen Inc
5.20%, 09/15/2045 30 26
Gilead Sciences Inc
1.65%, 10/01/2030 150 129
2.80%, 10/01/2050 150 91
2.95%, 03/01/2027 240 235
4.15%, 03/01/2047 25 20
4.50%, 02/01/2045 500 427
4.75%, 03/01/2046 580 508
5.10%, 06/15/2035 140 139
5.25%, 10/15/2033 160 163
5.50%, 11/15/2054 340 325
5.55%, 10/15/2053 160 153
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 137
Royalty Pharma PLC
1.75%, 09/02/2027 655 616
2.20%, 09/02/2030 155 135
3.30%, 09/02/2040 155 113
$ 8,071
Building Materials - 0 .13%
Carrier Global Corp
2.49%, 02/15/2027 35 34
2.72%, 02/15/2030 420 387
3.38%, 04/05/2040 155 120
3.58%, 04/05/2050 155 111
5.90%, 03/15/2034 116 122
6.20%, 03/15/2054 28 30
CRH America Finance Inc
5.50%, 01/09/2035 285 287
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 120 102
Martin Marietta Materials Inc
2.50%, 03/15/2030 155 141
3.20%, 07/15/2051 60 38
5.15%, 12/01/2034 140 139
Masco Corp
1.50%, 02/15/2028 260 239
Owens Corning
4.30%, 07/15/2047 150 118
5.50%, 06/15/2027 130 132
5.70%, 06/15/2034 290 296
Trane Technologies Financing Ltd
3.80%, 03/21/2029 90 88
5.10%, 06/13/2034 380 379
Vulcan Materials Co
3.50%, 06/01/2030 295 280
3.90%, 04/01/2027 250 248
5.35%, 12/01/2034 275 277
$ 3,568
Chemicals - 0 .24%
Air Products and Chemicals Inc
2.80%, 05/15/2050 300 185
4.60%, 02/08/2029 130 131
4.80%, 03/03/2033 160 159
Albemarle Corp
5.45%, 12/01/2044 200 162
Dow Chemical Co/The
2.10%, 11/15/2030 160 138
3.60%, 11/15/2050 160 105
4.38%, 11/15/2042 350 275
4.63%, 10/01/2044 270 214
4.80%, 11/30/2028 90 91
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Dow Chemical Co/The (continued)
4.80%, 05/15/2049 $ 340 $ 269
5.15%, 02/15/2034
(d)
130 127
DuPont de Nemours Inc
4.73%, 11/15/2028 700 709
5.32%, 11/15/2038 87 89
5.42%, 11/15/2048 185 183
Eastman Chemical Co
4.65%, 10/15/2044 75 62
Ecolab Inc
1.30%, 01/30/2031 150 126
1.65%, 02/01/2027 105 101
2.75%, 08/18/2055
(d)
700 405
4.30%, 06/15/2028
(f)
60 60
LYB International Finance III LLC
2.25%, 10/01/2030 130 114
3.63%, 04/01/2051 130 84
4.20%, 10/15/2049 160 114
5.63%, 05/15/2033 160 161
Mosaic Co/The
5.63%, 11/15/2043 25 24
Nutrien Ltd
4.20%, 04/01/2029 400 394
4.50%, 03/12/2027 150 150
5.00%, 04/01/2049 280 243
5.40%, 06/21/2034 300 299
5.80%, 03/27/2053 330 317
Sherwin-Williams Co/The
2.20%, 03/15/2032 250 212
3.30%, 05/15/2050 90 59
4.50%, 06/01/2047 390 319
Westlake Corp
3.13%, 08/15/2051 60 35
3.60%, 08/15/2026 110 108
$ 6,224
Commercial Mortgage Backed Securities - 0 .02%
Fannie Mae-Aces
2.99%, 12/25/2027
(h)
636 618
Commercial Services - 0 .12%
American University/The
3.67%, 04/01/2049 35 26
Global Payments Inc
3.20%, 08/15/2029 140 131
4.15%, 08/15/2049 70 50
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 166
4.68%, 07/01/2114 100 80
Moody's Corp
4.25%, 08/08/2032 65 63
5.00%, 08/05/2034 290 288
5.25%, 07/15/2044 90 83
PayPal Holdings Inc
2.85%, 10/01/2029 755 706
3.90%, 06/01/2027 65 65
4.40%, 06/01/2032 265 258
5.50%, 06/01/2054 130 122
S&P Global Inc
1.25%, 08/15/2030 160 137
2.45%, 03/01/2027 350 340
2.50%, 12/01/2029 55 51
3.25%, 12/01/2049 55 38
3.70%, 03/01/2052 100 74
5.25%, 09/15/2033 335 344
TR Finance LLC
5.85%, 04/15/2040 30 30
University of Southern California
5.25%, 10/01/2111
(d)
20 18
$ 3,070

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0 .56%
Apple Inc
1.20%, 02/08/2028 $ 430 $ 399
1.65%, 05/11/2030 550 486
2.40%, 08/20/2050 210 121
2.65%, 05/11/2050 600 366
2.65%, 02/08/2051 240 146
2.70%, 08/05/2051 85 52
2.80%, 02/08/2061 850 492
2.90%, 09/12/2027 300 293
2.95%, 09/11/2049 140 92
3.00%, 06/20/2027 500 490
3.20%, 05/11/2027 110 108
3.35%, 02/09/2027 525 519
3.35%, 08/08/2032 500 467
3.75%, 11/13/2047 195 150
3.85%, 05/04/2043 400 328
3.95%, 08/08/2052 235 183
4.20%, 05/12/2030 155 155
4.38%, 05/13/2045 80 69
4.50%, 05/12/2032 155 154
4.65%, 02/23/2046 375 337
4.75%, 05/12/2035 155 154
4.85%, 05/10/2053
(d)
320 297
Dell International LLC / EMC Corp
3.38%, 12/15/2041 310 225
3.45%, 12/15/2051
(d)
346 229
4.35%, 02/01/2030 535 526
4.75%, 04/01/2028 100 100
5.25%, 02/01/2028 160 163
5.30%, 10/01/2029 300 306
5.30%, 04/01/2032 150 151
5.40%, 04/15/2034 185 185
6.02%, 06/15/2026 486 491
8.35%, 07/15/2046 26 32
Hewlett Packard Enterprise Co
4.45%, 09/25/2026 405 404
4.55%, 10/15/2029 535 530
4.85%, 10/15/2031 205 203
5.00%, 10/15/2034 470 458
6.20%, 10/15/2035 75 78
6.35%, 10/15/2045 340 340
HP Inc
3.00%, 06/17/2027 140 135
4.75%, 01/15/2028 495 497
6.00%, 09/15/2041 355 348
6.10%, 04/25/2035 150 152
IBM International Capital Pte Ltd
4.75%, 02/05/2031 265 266
4.90%, 02/05/2034 265 260
International Business Machines Corp
2.20%, 02/09/2027 575 555
3.50%, 05/15/2029 160 154
4.00%, 06/20/2042 110 89
4.15%, 05/15/2039 195 168
4.25%, 05/15/2049 600 473
4.40%, 07/27/2032 100 97
4.50%, 02/06/2028 370 372
4.65%, 02/10/2028 285 287
4.70%, 02/19/2046 145 124
5.10%, 02/06/2053 160 142
5.70%, 02/10/2055 245 236
NetApp Inc
2.38%, 06/22/2027 155 148
$ 14,782
Consumer Products - 0 .03%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 153
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products (continued)
Clorox Co/The
1.80%, 05/15/2030 $ 350 $ 306
Kimberly-Clark Corp
5.30%, 03/01/2041 300 290
$ 749
Cosmetics & Personal Care - 0 .19%
Colgate-Palmolive Co
4.20%, 05/01/2030 330 329
4.60%, 03/01/2028 160 162
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 125 107
2.38%, 12/01/2029 100 91
3.15%, 03/15/2027 100 98
Haleon US Capital LLC
3.38%, 03/24/2027 250 246
3.63%, 03/24/2032 250 232
4.00%, 03/24/2052 250 189
Kenvue Inc
4.85%, 05/22/2032 155 156
4.90%, 03/22/2033 160 160
5.05%, 03/22/2028 160 164
5.05%, 03/22/2053 330 301
5.10%, 03/22/2043 160 151
Procter & Gamble Co/The
1.90%, 02/01/2027 540 522
3.55%, 03/25/2040 400 334
4.05%, 05/01/2030 175 174
4.60%, 05/01/2035
(d)
155 154
Unilever Capital Corp
1.38%, 09/14/2030 150 129
1.75%, 08/12/2031 680 583
2.90%, 05/05/2027 435 426
4.63%, 08/12/2034 320 314
$ 5,022
Diversified Financial Services - 0 .85%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 150 145
3.00%, 10/29/2028 600 566
3.30%, 01/30/2032 750 666
3.40%, 10/29/2033 150 129
3.88%, 01/23/2028 250 244
4.88%, 04/01/2028 165 166
4.95%, 09/10/2034 330 317
5.10%, 01/19/2029 150 151
5.38%, 12/15/2031 365 368
6.10%, 01/15/2027 315 321
Air Lease Corp
1.88%, 08/15/2026 350 338
2.10%, 09/01/2028 385 357
2.88%, 01/15/2032 65 57
5.10%, 03/01/2029 135 137
5.20%, 07/15/2031 130 132
Ally Financial Inc
2.20%, 11/02/2028 60 55
4.75%, 06/09/2027 160 160
5.74%, 05/15/2029
(e)
170 172
Secured Overnight Financing Rate + 1.96%
8.00%, 11/01/2031 420 470
American Express Co
1.65%, 11/04/2026 310 298
3.30%, 05/03/2027 500 491
4.05%, 05/03/2029 100 99
4.05%, 12/03/2042 440 366
4.73%, 04/25/2029
(e)
305 307
Secured Overnight Financing Rate + 1.26%
5.09%, 01/30/2031
(e)
215 218
Secured Overnight Financing Rate + 1.02%

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
American Express Co (continued)
5.10%, 02/16/2028
(e)
$ 330 $ 333
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(e)
160 164
Secured Overnight Financing Rate + 1.28%
5.28%, 07/26/2035
(e)
345 344
Secured Overnight Financing Rate + 1.42%
5.39%, 07/28/2027
(e)
160 161
Secured Overnight Financing Rate + 0.97%
5.53%, 04/25/2030
(e)
250 258
Secured Overnight Financing Rate + 1.09%
5.67%, 04/25/2036
(e)
155 158
Secured Overnight Financing Rate + 1.79%
6.49%, 10/30/2031
(e)
70 76
Secured Overnight Financing Rate + 1.94%
BlackRock Funding Inc
4.90%, 01/08/2035
(d)
260 259
5.35%, 01/08/2055 230 219
Blackrock Inc
2.10%, 02/25/2032 295 251
2.40%, 04/30/2030 200 183
Capital One Financial Corp
1.88%, 11/02/2027
(e)
390 375
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(e)
510 422
Secured Overnight Financing Rate + 1.34%
3.75%, 07/28/2026 300 297
4.10%, 02/09/2027 75 74
4.93%, 05/10/2028
(e)
445 446
Secured Overnight Financing Rate + 2.06%
5.46%, 07/26/2030
(e)
140 143
Secured Overnight Financing Rate + 1.56%
5.70%, 02/01/2030
(e)
135 139
Secured Overnight Financing Rate + 1.91%
5.82%, 02/01/2034
(e)
160 162
Secured Overnight Financing Rate + 2.60%
5.88%, 07/26/2035
(e)
140 142
Secured Overnight Financing Rate + 1.99%
6.05%, 02/01/2035
(e)
245 251
Secured Overnight Financing Rate + 2.26%
6.18%, 01/30/2036
(e)
70 70
Secured Overnight Financing Rate + 2.04%
6.31%, 06/08/2029
(e)
360 375
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(e)
210 234
Secured Overnight Financing Rate + 3.07%
Charles Schwab Corp/The
1.65%, 03/11/2031 400 338
1.95%, 12/01/2031 540 453
2.00%, 03/20/2028 115 108
5.64%, 05/19/2029
(e)
160 166
Secured Overnight Financing Rate + 2.21%
5.88%, 08/24/2026 155 158
6.14%, 08/24/2034
(e)
155 165
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(e)
140 148
Secured Overnight Financing Rate + 1.88%
CME Group Inc
5.30%, 09/15/2043 200 196
Intercontinental Exchange Inc
1.85%, 09/15/2032 120 98
2.10%, 06/15/2030 400 355
2.65%, 09/15/2040 160 113
3.00%, 09/15/2060 160 94
3.75%, 09/21/2028 335 328
4.00%, 09/15/2027 385 381
4.25%, 09/21/2048 250 199
4.60%, 03/15/2033 220 216
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Intercontinental Exchange Inc (continued)
4.95%, 06/15/2052 $ 65 $ 57
Jefferies Financial Group Inc
2.63%, 10/15/2031 200 171
2.75%, 10/15/2032 300 249
4.15%, 01/23/2030 225 217
Legg Mason Inc
5.63%, 01/15/2044 25 24
Mastercard Inc
2.00%, 11/18/2031 190 164
2.95%, 03/15/2051 60 38
3.35%, 03/26/2030 875 837
3.85%, 03/26/2050 125 96
4.55%, 03/15/2028 145 147
4.55%, 01/15/2035 270 262
4.88%, 03/09/2028 160 163
Nasdaq Inc
2.50%, 12/21/2040 55 37
5.35%, 06/28/2028 160 164
5.95%, 08/15/2053 295 293
Nomura Holdings Inc
2.33%, 01/22/2027 200 192
2.68%, 07/16/2030 450 403
5.84%, 01/18/2028 320 329
6.09%, 07/12/2033
(d)
315 330
Synchrony Financial
3.95%, 12/01/2027 720 700
Visa Inc
1.10%, 02/15/2031 60 51
1.90%, 04/15/2027 80 77
2.00%, 08/15/2050 160 85
2.70%, 04/15/2040 155 115
2.75%, 09/15/2027 150 146
4.15%, 12/14/2035 500 471
4.30%, 12/14/2045 400 341
Voya Financial Inc
3.65%, 06/15/2026 500 495
$ 22,436
Electric - 2 .00%
AEP Texas Inc
2.10%, 07/01/2030 160 140
3.45%, 01/15/2050 50 33
3.45%, 05/15/2051 60 39
4.70%, 05/15/2032 105 102
5.25%, 05/15/2052 105 91
AEP Transmission Co LLC
2.75%, 08/15/2051 60 35
4.00%, 12/01/2046 350 270
4.50%, 06/15/2052 70 57
5.40%, 03/15/2053 160 149
AES Corp/The
2.45%, 01/15/2031 360 308
Alabama Power Co
1.45%, 09/15/2030 155 133
3.13%, 07/15/2051 60 38
Ameren Corp
1.75%, 03/15/2028 60 56
5.00%, 01/15/2029 130 131
5.70%, 12/01/2026 140 142
Ameren Illinois Co
1.55%, 11/15/2030 65 56
3.25%, 03/15/2050 75 49
3.85%, 09/01/2032 355 331
4.15%, 03/15/2046 330 265
American Electric Power Co Inc
2.30%, 03/01/2030 155 139
5.63%, 03/01/2033 160 164

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Arizona Public Service Co
2.60%, 08/15/2029 $ 90 $ 83
2.65%, 09/15/2050 150 85
Baltimore Gas and Electric Co
2.25%, 06/15/2031 60 53
4.55%, 06/01/2052 220 179
5.45%, 06/01/2035 155 156
5.65%, 06/01/2054 130 125
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 365 307
2.85%, 05/15/2051 85 50
3.80%, 07/15/2048 650 475
4.60%, 05/01/2053 355 287
5.15%, 11/15/2043 200 184
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 60 41
4.25%, 02/01/2049 250 197
4.95%, 04/01/2033 160 159
5.20%, 10/01/2028 160 164
CenterPoint Energy Inc
1.45%, 06/01/2026 60 58
2.95%, 03/01/2030 100 92
CMS Energy Corp
3.75%, 12/01/2050
(e)
60 53
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 715 448
3.13%, 03/15/2051 420 267
4.00%, 03/01/2048 370 282
5.30%, 06/01/2034 130 131
5.30%, 02/01/2053 160 146
5.65%, 06/01/2054 130 125
5.95%, 06/01/2055 60 60
Connecticut Light and Power Co/The
2.05%, 07/01/2031 60 52
3.20%, 03/15/2027 140 138
4.95%, 01/15/2030 300 304
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 55 49
3.00%, 12/01/2060 65 37
3.70%, 11/15/2059 80 53
3.88%, 06/15/2047 300 225
4.30%, 12/01/2056 500 381
5.20%, 03/01/2033 160 162
5.30%, 03/01/2035 300 302
6.15%, 11/15/2052 155 159
6.30%, 08/15/2037 370 395
6.75%, 04/01/2038 160 178
Consumers Energy Co
2.50%, 05/01/2060 91 48
4.35%, 04/15/2049 300 248
4.50%, 01/15/2031 175 174
4.60%, 05/30/2029 135 136
4.70%, 01/15/2030 155 156
4.90%, 02/15/2029 155 157
5.05%, 05/15/2035 90 89
Dominion Energy Inc
3.30%, 04/15/2041 60 43
3.38%, 04/01/2030 315 296
4.60%, 05/15/2028 535 536
4.90%, 08/01/2041 360 314
5.38%, 11/15/2032 410 414
5.45%, 03/15/2035 150 148
5.95%, 06/15/2035 200 206
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
DTE Electric Co
1.90%, 04/01/2028 $ 40 $ 38
3.70%, 03/15/2045 200 151
5.20%, 03/01/2034 130 130
5.25%, 05/15/2035 155 155
5.40%, 04/01/2053 160 151
DTE Energy Co
4.88%, 06/01/2028 105 106
4.95%, 07/01/2027 550 554
5.20%, 04/01/2030 245 249
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 116
4.95%, 01/15/2033 160 160
5.25%, 03/15/2035 140 141
5.30%, 02/15/2040 125 122
5.35%, 01/15/2053 160 148
5.40%, 01/15/2054 135 126
6.05%, 04/15/2038 460 481
Duke Energy Corp
2.65%, 09/01/2026 90 88
3.15%, 08/15/2027 90 88
3.30%, 06/15/2041 60 44
3.50%, 06/15/2051 60 39
3.95%, 08/15/2047 150 109
4.20%, 06/15/2049 150 113
4.50%, 08/15/2032 340 327
4.80%, 12/15/2045 230 193
4.85%, 01/05/2029 135 136
5.00%, 08/15/2052 240 203
5.45%, 06/15/2034 380 383
5.80%, 06/15/2054 380 360
6.10%, 09/15/2053 160 159
Duke Energy Florida LLC
1.75%, 06/15/2030 155 135
2.50%, 12/01/2029 255 235
3.20%, 01/15/2027 150 147
3.40%, 10/01/2046 200 139
5.88%, 11/15/2033 145 152
5.95%, 11/15/2052 155 155
6.40%, 06/15/2038 250 269
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 92
5.40%, 04/01/2053 160 148
5.90%, 05/15/2055 155 153
Duke Energy Progress LLC
2.50%, 08/15/2050 160 90
5.55%, 03/15/2055 150 143
Emera US Finance LP
4.75%, 06/15/2046 75 61
Entergy Arkansas LLC
2.65%, 06/15/2051 45 26
4.20%, 04/01/2049 600 463
5.15%, 01/15/2033 160 161
Entergy Corp
1.90%, 06/15/2028 35 32
2.40%, 06/15/2031 60 52
Entergy Louisiana LLC
2.90%, 03/15/2051 35 21
3.10%, 06/15/2041 60 43
3.12%, 09/01/2027 200 194
4.75%, 09/15/2052 415 348
5.15%, 09/15/2034 145 143
5.80%, 03/15/2055 390 378
Entergy Texas Inc
1.75%, 03/15/2031 150 128
4.00%, 03/30/2029 170 168

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Evergy Kansas Central Inc
5.25%, 03/15/2035 $ 320 $ 318
5.70%, 03/15/2053 160 153
Evergy Metro Inc
2.25%, 06/01/2030 155 138
Eversource Energy
1.65%, 08/15/2030 160 137
5.00%, 01/01/2027 135 136
5.13%, 05/15/2033 160 157
Exelon Corp
3.35%, 03/15/2032 65 59
5.13%, 03/15/2031 315 319
5.15%, 03/15/2029 125 127
6.50%, 03/15/2055
(e)
425 424
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
Florida Power & Light Co
2.45%, 02/03/2032 65 57
2.88%, 12/04/2051 65 40
3.70%, 12/01/2047 70 52
4.05%, 10/01/2044 145 117
4.13%, 02/01/2042 300 250
4.40%, 05/15/2028 160 161
4.80%, 05/15/2033 120 119
5.10%, 04/01/2033 160 162
5.30%, 06/15/2034 130 132
5.60%, 06/15/2054 130 126
5.65%, 02/01/2037 250 258
5.70%, 03/15/2055 145 143
Georgia Power Co
3.25%, 03/30/2027 400 393
4.30%, 03/15/2042 460 386
4.55%, 03/15/2030 340 341
4.65%, 05/16/2028 160 161
4.70%, 05/15/2032 65 64
Interstate Power and Light Co
2.30%, 06/01/2030 40 36
5.60%, 06/29/2035 160 161
Kentucky Utilities Co
3.30%, 06/01/2050 205 135
MidAmerican Energy Co
3.15%, 04/15/2050 145 95
4.25%, 07/15/2049 215 170
5.30%, 02/01/2055 135 124
Mississippi Power Co
4.25%, 03/15/2042 30 25
National Rural Utilities Cooperative Finance Corp
1.00%, 06/15/2026 60 58
4.12%, 09/16/2027 135 135
4.15%, 12/15/2032 765 723
4.80%, 03/15/2028 365 369
5.00%, 02/07/2031 135 137
5.15%, 06/15/2029 130 133
Nevada Power Co
2.40%, 05/01/2030 200 181
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 45 42
2.25%, 06/01/2030 250 222
2.75%, 11/01/2029 545 504
3.55%, 05/01/2027 700 687
4.90%, 02/28/2028 160 162
4.90%, 03/15/2029 135 136
5.00%, 07/15/2032 70 70
5.05%, 03/15/2030 395 400
5.25%, 03/15/2034 135 134
5.25%, 02/28/2053 160 143
5.45%, 03/15/2035 145 145
5.90%, 03/15/2055 145 140
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc (continued)
6.50%, 08/15/2055
(e)
$ 285 $ 287
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
Northern States Power Co/MN
2.25%, 04/01/2031 60 53
2.60%, 06/01/2051 97 57
2.90%, 03/01/2050 70 44
5.05%, 05/15/2035 175 175
5.10%, 05/15/2053 160 144
5.35%, 11/01/2039 30 30
5.65%, 05/15/2055 155 150
NSTAR Electric Co
4.55%, 06/01/2052 65 53
4.95%, 09/15/2052 565 492
5.20%, 03/01/2035 150 148
5.40%, 06/01/2034 130 131
Ohio Power Co
1.63%, 01/15/2031 265 222
Oncor Electric Delivery Co LLC
3.10%, 09/15/2049 195 124
4.15%, 06/01/2032 65 62
4.30%, 05/15/2028 570 570
4.50%, 03/20/2027
(i)
155 155
4.55%, 09/15/2032 390 380
4.60%, 06/01/2052 65 53
4.65%, 11/01/2029 140 141
5.55%, 06/15/2054 115 108
Pacific Gas and Electric Co
2.10%, 08/01/2027 605 571
2.50%, 02/01/2031 880 757
3.30%, 08/01/2040 155 110
3.50%, 08/01/2050 850 538
4.20%, 06/01/2041 195 148
5.70%, 03/01/2035 150 147
5.80%, 05/15/2034 125 124
5.90%, 06/15/2032 60 60
5.90%, 10/01/2054 135 121
6.10%, 01/15/2029 360 372
6.75%, 01/15/2053 160 159
PacifiCorp
2.90%, 06/15/2052 60 34
5.30%, 02/15/2031 265 269
5.35%, 12/01/2053 155 136
5.50%, 05/15/2054 160 144
6.00%, 01/15/2039 310 312
6.25%, 10/15/2037 330 341
PECO Energy Co
2.80%, 06/15/2050 110 67
2.85%, 09/15/2051 150 91
4.38%, 08/15/2052 360 290
4.60%, 05/15/2052 20 17
PPL Capital Funding Inc
5.25%, 09/01/2034 295 292
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 45
3.95%, 06/01/2047 100 77
4.85%, 02/15/2034 65 64
5.00%, 05/15/2033 160 160
Public Service Co of Colorado
1.88%, 06/15/2031 45 38
2.70%, 01/15/2051 95 55
3.20%, 03/01/2050 250 162
5.25%, 04/01/2053 200 178
5.35%, 05/15/2034 385 383
5.85%, 05/15/2055 320 309

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Co of Oklahoma
5.20%, 01/15/2035 $ 485 $ 474
5.25%, 01/15/2033 160 159
Public Service Electric and Gas Co
3.15%, 01/01/2050 155 102
3.65%, 09/01/2028
(d)
200 196
3.80%, 03/01/2046 570 432
4.85%, 08/01/2034 140 138
5.30%, 08/01/2054 140 130
5.45%, 08/01/2053 155 147
Public Service Enterprise Group Inc
4.90%, 03/15/2030 75 76
5.88%, 10/15/2028 160 166
6.13%, 10/15/2033 160 168
Puget Sound Energy Inc
2.89%, 09/15/2051 170 102
San Diego Gas & Electric Co
1.70%, 10/01/2030 150 129
3.32%, 04/15/2050 155 101
3.70%, 03/15/2052 65 45
4.50%, 08/15/2040 50 44
Sempra
4.00%, 02/01/2048 70 50
6.55%, 04/01/2055
(e)
380 356
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
2.25%, 06/01/2030 155 135
2.85%, 08/01/2029 100 92
3.45%, 02/01/2052 65 40
3.65%, 02/01/2050 640 415
4.00%, 04/01/2047 450 316
4.70%, 06/01/2027 135 135
4.88%, 02/01/2027 135 135
5.25%, 03/15/2030 345 347
5.30%, 03/01/2028 160 162
5.45%, 06/01/2031 65 65
5.45%, 03/01/2035 140 135
5.50%, 03/15/2040 350 319
5.65%, 10/01/2028 160 163
5.70%, 03/01/2053 160 140
5.85%, 11/01/2027 155 159
5.90%, 03/01/2055 105 94
5.95%, 02/01/2038 30 29
Southern Co/The
1.75%, 03/15/2028 60 56
3.75%, 09/15/2051
(e)
40 39
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.40%, 07/01/2046 300 242
5.20%, 06/15/2033 160 160
5.50%, 03/15/2029 160 166
5.70%, 10/15/2032 665 689
Southern Power Co
4.95%, 12/15/2046 35 30
Southwestern Electric Power Co
4.10%, 09/15/2028 500 492
Southwestern Public Service Co
4.50%, 08/15/2041 150 127
6.00%, 06/01/2054 195 191
Tampa Electric Co
3.45%, 03/15/2051 100 67
Tucson Electric Power Co
1.50%, 08/01/2030 105 89
3.25%, 05/01/2051 60 38
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Union Electric Co
2.15%, 03/15/2032 $ 60 $ 51
2.63%, 03/15/2051 130 75
5.45%, 03/15/2053 160 150
Virginia Electric and Power Co
2.30%, 11/15/2031 65 56
2.45%, 12/15/2050 145 79
2.95%, 11/15/2051 120 73
3.75%, 05/15/2027 40 40
5.05%, 08/15/2034 150 147
5.45%, 04/01/2053 310 286
5.55%, 08/15/2054 150 140
8.88%, 11/15/2038 225 291
WEC Energy Group Inc
1.38%, 10/15/2027 130 121
2.20%, 12/15/2028 60 55
Wisconsin Electric Power Co
4.75%, 09/30/2032 360 360
Wisconsin Public Service Corp
4.55%, 12/01/2029 290 292
Xcel Energy Inc
1.75%, 03/15/2027 15 14
2.60%, 12/01/2029 140 128
4.60%, 06/01/2032 40 38
4.75%, 03/21/2028 155 156
$ 52,662
Electrical Components & Equipment - 0 .03%
Emerson Electric Co
0.88%, 10/15/2026 225 215
2.20%, 12/21/2031 820 712
$ 927
Electronics - 0 .11%
Amphenol Corp
5.00%, 01/15/2035 475 471
5.05%, 04/05/2027 275 279
Fortive Corp
3.15%, 06/15/2026 100 99
Honeywell International Inc
1.10%, 03/01/2027 60 57
1.75%, 09/01/2031 60 51
1.95%, 06/01/2030 450 398
3.81%, 11/21/2047 100 75
4.25%, 01/15/2029 160 159
4.70%, 02/01/2030 270 272
5.00%, 02/15/2033 500 501
5.00%, 03/01/2035 295 293
5.25%, 03/01/2054 225 208
Tyco Electronics Group SA
7.13%, 10/01/2037 37 42
$ 2,905
Entertainment - 0 .07%
Warnermedia Holdings Inc
3.76%, 03/15/2027 380 368
4.05%, 03/15/2029 130 121
4.28%, 03/15/2032 395 335
5.05%, 03/15/2042 430 309
5.14%, 03/15/2052 740 480
5.39%, 03/15/2062 215 139
$ 1,752
Environmental Control - 0 .20%
Republic Services Inc
1.75%, 02/15/2032 635 527
2.30%, 03/01/2030 685 620
3.38%, 11/15/2027 385 377
5.00%, 11/15/2029 130 133
5.00%, 04/01/2034 320 320
5.15%, 03/15/2035 75 75

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Waste Connections Inc
2.20%, 01/15/2032 $ 120 $ 102
4.20%, 01/15/2033 735 702
Waste Management Inc
2.00%, 06/01/2029 60 55
2.50%, 11/15/2050 75 43
3.15%, 11/15/2027 790 769
4.15%, 04/15/2032 100 96
4.63%, 02/15/2033 160 158
4.65%, 03/15/2030 310 312
4.88%, 02/15/2029 310 316
4.95%, 07/03/2031 130 132
4.95%, 03/15/2035 310 306
5.35%, 10/15/2054 240 227
$ 5,270
Federal & Federally Sponsored Credit - 0 .04%
Federal Farm Credit Banks Funding Corp
4.38%, 06/23/2026 475 476
4.50%, 08/14/2026 630 633
$ 1,109
Finance - Mortgage Loan/Banker - 0 .31%
Fannie Mae
0.75%, 10/08/2027 270 251
0.88%, 08/05/2030 710 607
5.63%, 07/15/2037 65 70
6.25%, 05/15/2029 750 812
6.63%, 11/15/2030 230 258
7.13%, 01/15/2030 250 283
7.25%, 05/15/2030 249 285
Federal Home Loan Banks
1.25%, 12/21/2026 450 432
3.25%, 11/16/2028 950 931
3.63%, 09/04/2026 565 563
4.00%, 10/09/2026 270 270
4.00%, 03/10/2027 845 847
4.00%, 06/30/2028 400 401
4.13%, 01/15/2027 265 266
4.63%, 11/17/2026 275 277
4.75%, 04/09/2027 375 381
5.50%, 07/15/2036 370 397
Freddie Mac
6.25%, 07/15/2032 280 314
6.75%, 03/15/2031 543 616
$ 8,261
Food - 0 .37%
Conagra Brands Inc
1.38%, 11/01/2027 100 92
4.85%, 11/01/2028 140 141
5.30%, 11/01/2038 85 80
5.40%, 11/01/2048 445 392
General Mills Inc
2.25%, 10/14/2031 775 665
4.88%, 01/30/2030 140 141
4.95%, 03/29/2033 160 158
5.50%, 10/17/2028 160 165
Hershey Co/The
2.65%, 06/01/2050 185 110
J M Smucker Co/The
2.13%, 03/15/2032 19 16
5.90%, 11/15/2028 245 257
6.50%, 11/15/2043 235 246
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.13%, 02/01/2028 265 268
5.75%, 04/01/2033 193 195
6.50%, 12/01/2052 265 268
6.75%, 03/15/2034 349 375
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
6.38%, 02/25/2055
(i)
$ 215 $ 214
Kellanova
2.10%, 06/01/2030 155 138
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 9
Kraft Heinz Foods Co
3.00%, 06/01/2026 200 197
4.38%, 06/01/2046 235 185
4.88%, 10/01/2049 200 167
5.00%, 06/04/2042 200 176
5.20%, 03/15/2032 145 145
5.20%, 07/15/2045 170 151
6.50%, 02/09/2040 200 209
Kroger Co/The
1.70%, 01/15/2031 60 51
3.70%, 08/01/2027 700 690
4.45%, 02/01/2047 345 278
5.00%, 09/15/2034 200 195
5.15%, 08/01/2043 300 271
5.40%, 07/15/2040 30 29
5.50%, 09/15/2054 200 185
5.65%, 09/15/2064 210 194
McCormick & Co Inc/MD
1.85%, 02/15/2031 60 51
Mondelez International Inc
1.50%, 02/04/2031
(d)
165 139
2.63%, 03/17/2027 65 63
2.63%, 09/04/2050 165 95
4.25%, 05/06/2028 155 155
4.50%, 05/06/2030 155 153
4.75%, 08/28/2034 145 141
Sysco Corp
2.40%, 02/15/2030 250 226
2.45%, 12/14/2031 115 99
4.85%, 10/01/2045 250 216
5.40%, 03/23/2035 315 315
5.75%, 01/17/2029 145 151
The Campbell's Company
4.15%, 03/15/2028 185 184
Tyson Foods Inc
3.55%, 06/02/2027 75 74
4.55%, 06/02/2047 700 568
$ 9,683
Forest Products & Paper - 0 .03%
Georgia-Pacific LLC
7.75%, 11/15/2029 20 23
International Paper Co
4.80%, 06/15/2044 200 169
Suzano Austria GmbH
2.50%, 09/15/2028 255 234
Suzano International Finance BV
5.50%, 01/17/2027 300 302
$ 728
Gas - 0 .16%
Atmos Energy Corp
1.50%, 01/15/2031 150 127
3.38%, 09/15/2049 145 99
4.13%, 10/15/2044 140 113
5.75%, 10/15/2052 410 403
5.90%, 11/15/2033 160 169
6.20%, 11/15/2053 120 126
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 129
4.40%, 07/01/2032 70 67
5.25%, 03/01/2028 160 163

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
NiSource Inc
3.60%, 05/01/2030 $ 640 $ 609
4.80%, 02/15/2044 210 181
5.00%, 06/15/2052 135 116
5.25%, 03/30/2028 65 66
5.40%, 06/30/2033 160 161
5.65%, 02/01/2045 250 238
Southern California Gas Co
2.55%, 02/01/2030 155 141
5.05%, 09/01/2034 640 631
5.45%, 06/15/2035 155 155
5.75%, 06/01/2053 160 152
6.00%, 06/15/2055 145 143
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 136
3.15%, 09/30/2051 60 37
$ 4,162
Hand & Machine Tools - 0 .02%
Stanley Black & Decker Inc
2.30%, 03/15/2030 700 617
2.75%, 11/15/2050 85 47
$ 664
Healthcare - Products - 0 .34%
Abbott Laboratories
3.75%, 11/30/2026 250 249
4.75%, 11/30/2036 350 342
4.75%, 04/15/2043 300 279
4.90%, 11/30/2046 210 195
5.30%, 05/27/2040 300 300
Agilent Technologies Inc
2.10%, 06/04/2030 155 137
2.30%, 03/12/2031 60 52
Baxter International Inc
1.73%, 04/01/2031 85 72
1.92%, 02/01/2027 270 258
2.27%, 12/01/2028 665 614
2.54%, 02/01/2032 380 326
3.13%, 12/01/2051 260 160
Boston Scientific Corp
2.65%, 06/01/2030 350 321
Danaher Corp
2.60%, 10/01/2050 150 88
DH Europe Finance II Sarl
2.60%, 11/15/2029 150 139
3.25%, 11/15/2039 150 117
GE HealthCare Technologies Inc
4.80%, 08/14/2029 155 156
5.65%, 11/15/2027 355 364
5.86%, 03/15/2030 155 162
5.91%, 11/22/2032 155 163
6.38%, 11/22/2052 155 164
Koninklijke Philips NV
5.00%, 03/15/2042 30 26
Medtronic Global Holdings SCA
4.25%, 03/30/2028 160 160
Medtronic Inc
4.38%, 03/15/2035 500 476
4.63%, 03/15/2045 286 251
Revvity Inc
1.90%, 09/15/2028 45 41
Stryker Corp
1.95%, 06/15/2030 600 529
4.38%, 05/15/2044 25 21
4.63%, 03/15/2046 100 86
4.70%, 02/10/2028 545 550
4.85%, 12/08/2028 135 137
5.20%, 02/10/2035 145 145
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Thermo Fisher Scientific Inc
2.00%, 10/15/2031
(d)
$ 65 $ 56
2.60%, 10/01/2029 145 135
2.80%, 10/15/2041 650 454
4.80%, 11/21/2027 155 157
5.09%, 08/10/2033 300 303
5.40%, 08/10/2043 150 145
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 610 532
$ 8,862
Healthcare - Services - 0 .74%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 295
Aetna Inc
6.75%, 12/15/2037 205 217
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 101
Centene Corp
3.38%, 02/15/2030 600 547
4.63%, 12/15/2029 600 578
Cigna Group/The
2.40%, 03/15/2030 791 713
3.20%, 03/15/2040 155 115
3.40%, 03/01/2027 300 295
3.40%, 03/15/2051 90 58
3.88%, 10/15/2047 55 40
4.38%, 10/15/2028 175 174
4.80%, 08/15/2038 870 796
5.13%, 05/15/2031 265 269
5.60%, 02/15/2054 205 190
Elevance Health Inc
3.13%, 05/15/2050 75 47
3.60%, 03/15/2051 60 41
4.10%, 03/01/2028 255 253
4.38%, 12/01/2047 300 238
4.65%, 01/15/2043 660 565
4.75%, 02/15/2030 135 136
4.75%, 02/15/2033 160 156
5.20%, 02/15/2035 205 203
5.38%, 06/15/2034 200 201
5.65%, 06/15/2054 130 121
5.70%, 02/15/2055 215 202
6.10%, 10/15/2052 155 154
HCA Inc
2.38%, 07/15/2031 60 51
3.38%, 03/15/2029 135 128
3.50%, 09/01/2030 680 634
3.50%, 07/15/2051 260 167
4.38%, 03/15/2042 65 52
4.50%, 02/15/2027 300 299
5.00%, 03/01/2028 315 318
5.20%, 06/01/2028 160 162
5.25%, 06/15/2026 545 546
5.45%, 04/01/2031 380 387
5.45%, 09/15/2034 210 208
5.50%, 03/01/2032 145 147
5.50%, 06/01/2033 160 161
5.50%, 06/15/2047 240 217
5.60%, 04/01/2034 130 131
5.75%, 03/01/2035 145 146
5.95%, 09/15/2054 210 198
6.00%, 04/01/2054 200 190
Humana Inc
1.35%, 02/03/2027 180 171
2.15%, 02/03/2032 150 123
3.13%, 08/15/2029 175 163
4.95%, 10/01/2044 320 267
5.50%, 03/15/2053 160 139

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Humana Inc (continued)
5.55%, 05/01/2035 $ 235 $ 231
Kaiser Foundation Hospitals
4.15%, 05/01/2047 500 398
Laboratory Corp of America Holdings
4.70%, 02/01/2045 500 422
Memorial Sloan-Kettering Cancer Center
4.20%, 07/01/2055 300 235
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 178
Quest Diagnostics Inc
2.95%, 06/30/2030 155 143
4.60%, 12/15/2027 220 221
5.00%, 12/15/2034 225 221
UnitedHealth Group Inc
2.30%, 05/15/2031 60 52
2.75%, 05/15/2040 155 108
2.88%, 08/15/2029 150 140
2.90%, 05/15/2050 155 93
3.05%, 05/15/2041 660 470
3.25%, 05/15/2051 435 278
3.45%, 01/15/2027 100 98
3.50%, 08/15/2039 125 98
3.70%, 05/15/2027 65 64
4.25%, 01/15/2029 175 173
4.25%, 04/15/2047 320 250
4.25%, 06/15/2048 110 85
4.45%, 12/15/2048 95 76
4.60%, 04/15/2027 210 211
4.70%, 04/15/2029 105 105
4.75%, 07/15/2026 250 251
4.75%, 07/15/2045 250 213
4.75%, 05/15/2052 155 127
4.80%, 01/15/2030 250 251
4.90%, 04/15/2031 210 211
4.95%, 01/15/2032 250 249
5.00%, 04/15/2034 210 205
5.15%, 07/15/2034 250 247
5.20%, 04/15/2063 320 273
5.35%, 02/15/2033 200 202
5.50%, 07/15/2044 250 235
5.50%, 04/15/2064 210 189
5.63%, 07/15/2054 250 234
5.88%, 02/15/2053 310 299
6.88%, 02/15/2038 200 222
$ 19,468
Home Builders - 0 .01%
DR Horton Inc
1.30%, 10/15/2026 60 57
1.40%, 10/15/2027 150 140
$ 197
Home Furnishings - 0 .01%
Leggett & Platt Inc
4.40%, 03/15/2029 250 240
Insurance - 0 .67%
Allstate Corp/The
1.45%, 12/15/2030 170 143
3.85%, 08/10/2049 200 147
5.25%, 03/30/2033 290 294
American International Group Inc
4.38%, 06/30/2050 100 81
4.75%, 04/01/2048 500 430
5.13%, 03/27/2033 105 105
5.45%, 05/07/2035 75 75
Aon Corp
2.80%, 05/15/2030 155 142
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 $ 50 $ 44
2.85%, 05/28/2027 65 63
2.90%, 08/23/2051
(d)
60 36
5.00%, 09/12/2032 520 522
5.35%, 02/28/2033 160 163
Aon North America Inc
5.13%, 03/01/2027 125 126
5.15%, 03/01/2029 190 194
5.45%, 03/01/2034 325 329
5.75%, 03/01/2054 135 129
Arch Capital Finance LLC
5.03%, 12/15/2046 45 39
Arthur J Gallagher & Co
4.60%, 12/15/2027 290 291
4.85%, 12/15/2029 220 222
5.15%, 02/15/2035 440 433
5.55%, 02/15/2055 220 204
Athene Holding Ltd
4.13%, 01/12/2028 575 565
6.25%, 04/01/2054 300 287
6.63%, 05/19/2055 155 154
Berkshire Hathaway Finance Corp
2.50%, 01/15/2051 90 52
2.85%, 10/15/2050 100 63
2.88%, 03/15/2032 250 228
3.85%, 03/15/2052 440 330
4.20%, 08/15/2048 270 222
4.25%, 01/15/2049 250 207
4.30%, 05/15/2043 235 204
5.75%, 01/15/2040 25 26
Brighthouse Financial Inc
4.70%, 06/22/2047 300 226
Brown & Brown Inc
4.50%, 03/15/2029 300 298
Chubb Corp/The
6.00%, 05/11/2037 350 373
Chubb INA Holdings LLC
2.85%, 12/15/2051 30 19
3.05%, 12/15/2061 200 119
4.35%, 11/03/2045 400 335
4.65%, 08/15/2029 145 146
5.00%, 03/15/2034 215 215
CNA Financial Corp
2.05%, 08/15/2030 160 139
Corebridge Financial Inc
3.85%, 04/05/2029 365 354
3.90%, 04/05/2032 390 359
6.05%, 09/15/2033 160 166
Equitable Holdings Inc
4.35%, 04/20/2028 140 139
5.00%, 04/20/2048 62 53
Hartford Insurance Group Inc/The
2.90%, 09/15/2051 195 119
Lincoln National Corp
6.30%, 10/09/2037 240 247
Markel Group Inc
3.45%, 05/07/2052 75 49
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 295 254
4.38%, 03/15/2029 440 440
4.55%, 11/08/2027 140 141
4.85%, 11/15/2031 290 291
4.90%, 03/15/2049 110 97
5.00%, 03/15/2035 275 271
5.40%, 09/15/2033 160 164
5.40%, 03/15/2055 220 206
5.70%, 09/15/2053 160 156

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Marsh & McLennan Cos Inc (continued)
6.25%, 11/01/2052 $ 155 $ 162
MetLife Inc
4.13%, 08/13/2042 250 205
4.60%, 05/13/2046 195 170
4.88%, 11/13/2043 50 45
5.25%, 01/15/2054 240 220
5.30%, 12/15/2034 130 132
5.38%, 07/15/2033 160 165
5.70%, 06/15/2035 600 626
Progressive Corp/The
2.45%, 01/15/2027
(d)
500 486
3.70%, 03/15/2052 210 151
4.35%, 04/25/2044 30 25
4.95%, 06/15/2033
(d)
160 161
Prudential Financial Inc
2.10%, 03/10/2030 400 361
3.70%, 10/01/2050
(e)
160 145
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 785 560
5.20%, 03/14/2035 150 149
5.70%, 09/15/2048
(e)
520 520
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 90 58
4.00%, 05/30/2047 175 137
5.45%, 05/25/2053 200 191
6.25%, 06/15/2037 650 706
W R Berkley Corp
4.00%, 05/12/2050 75 56
Willis North America Inc
2.95%, 09/15/2029 50 47
3.88%, 09/15/2049 140 100
5.35%, 05/15/2033 160 161
$ 17,665
Internet - 0 .46%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(d)
500 440
3.15%, 02/09/2051 200 128
3.40%, 12/06/2027 860 839
4.20%, 12/06/2047 200 159
Alphabet Inc
1.90%, 08/15/2040 160 105
4.00%, 05/15/2030 630 624
5.25%, 05/15/2055 505 488
5.30%, 05/15/2065 280 268
Amazon.com Inc
1.65%, 05/12/2028 400 374
2.10%, 05/12/2031 210 185
2.50%, 06/03/2050 285 168
2.88%, 05/12/2041 210 154
3.10%, 05/12/2051 210 139
3.15%, 08/22/2027 600 588
3.25%, 05/12/2061 400 255
3.30%, 04/13/2027 180 178
3.88%, 08/22/2037 300 267
3.95%, 04/13/2052 540 417
4.05%, 08/22/2047 500 407
4.25%, 08/22/2057 350 280
4.70%, 12/01/2032 420 424
4.80%, 12/05/2034
(d)
250 252
4.95%, 12/05/2044 180 170
Booking Holdings Inc
3.60%, 06/01/2026 200 199
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
eBay Inc
2.60%, 05/10/2031 $ 360 $ 319
3.65%, 05/10/2051 400 277
4.00%, 07/15/2042 20 16
5.95%, 11/22/2027 155 160
Expedia Group Inc
2.95%, 03/15/2031 263 236
Meta Platforms Inc
3.85%, 08/15/2032 435 412
4.30%, 08/15/2029 405 407
4.45%, 08/15/2052 750 620
4.75%, 08/15/2034 310 307
4.80%, 05/15/2030 100 102
4.95%, 05/15/2033 160 162
5.40%, 08/15/2054 310 294
5.55%, 08/15/2064 355 340
5.60%, 05/15/2053 320 313
Netflix Inc
4.90%, 08/15/2034 285 286
5.88%, 11/15/2028 485 509
$ 12,268
Investment Companies - 0 .01%
Ares Capital Corp
5.50%, 09/01/2030
(f)
155 154
Iron & Steel - 0 .05%
ArcelorMittal SA
6.00%, 06/17/2034 260 268
Nucor Corp
3.13%, 04/01/2032 65 58
4.30%, 05/23/2027 65 65
Steel Dynamics Inc
1.65%, 10/15/2027 65 61
5.38%, 08/15/2034 130 130
5.75%, 05/15/2055 150 141
Vale Overseas Ltd
6.13%, 06/12/2033 320 330
6.40%, 06/28/2054 280 268
$ 1,321
Lodging - 0 .06%
Hyatt Hotels Corp
5.25%, 06/30/2029 130 131
Marriott International Inc/MD
2.85%, 04/15/2031 510 457
5.00%, 10/15/2027 275 278
5.35%, 03/15/2035 305 301
5.55%, 10/15/2028 315 325
$ 1,492
Machinery - Construction & Mining - 0 .07%
Caterpillar Financial Services Corp
1.10%, 09/14/2027 120 112
1.15%, 09/14/2026 60 58
4.50%, 01/08/2027 135 135
4.70%, 11/15/2029 480 486
5.00%, 05/14/2027 130 132
Caterpillar Inc
2.60%, 04/09/2030 160 148
3.25%, 09/19/2049 145 99
3.80%, 08/15/2042 550 445
5.50%, 05/15/2055 305 298
$ 1,913
Machinery - Diversified - 0 .16%
Deere & Co
3.90%, 06/09/2042 200 166
5.45%, 01/16/2035 140 143
Dover Corp
5.38%, 03/01/2041 30 28

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Ingersoll Rand Inc
5.20%, 06/15/2027 $ 130 $ 132
5.31%, 06/15/2031 130 133
John Deere Capital Corp
1.05%, 06/17/2026 60 58
1.50%, 03/06/2028
(d)
260 242
2.00%, 06/17/2031 55 48
2.35%, 03/08/2027 65 63
2.80%, 07/18/2029 115 108
4.15%, 09/15/2027 155 155
4.35%, 09/15/2032 345 337
4.50%, 01/08/2027 135 136
4.65%, 01/07/2028 355 360
4.75%, 06/08/2026 320 321
4.85%, 06/11/2029 215 219
4.90%, 06/11/2027 215 218
4.90%, 03/07/2031 125 127
4.95%, 07/14/2028 160 163
5.10%, 04/11/2034 300 302
Otis Worldwide Corp
2.57%, 02/15/2030 155 141
3.36%, 02/15/2050 455 305
Rockwell Automation Inc
1.75%, 08/15/2031 40 34
2.80%, 08/15/2061 60 34
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 300 301
$ 4,274
Media - 0 .57%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 120 110
2.30%, 02/01/2032 250 206
2.80%, 04/01/2031 110 97
3.50%, 06/01/2041 115 81
3.70%, 04/01/2051 110 71
3.85%, 04/01/2061 335 206
3.90%, 06/01/2052 210 139
4.40%, 12/01/2061 180 121
4.80%, 03/01/2050 600 464
5.38%, 04/01/2038 50 46
5.38%, 05/01/2047 240 202
5.75%, 04/01/2048 280 246
6.15%, 11/10/2026 140 142
6.38%, 10/23/2035 500 513
6.48%, 10/23/2045 395 380
6.55%, 06/01/2034 290 303
Comcast Corp
1.50%, 02/15/2031 410 346
2.35%, 01/15/2027 155 150
2.45%, 08/15/2052 160 85
2.65%, 02/01/2030 115 106
2.65%, 08/15/2062 160 81
2.89%, 11/01/2051 350 208
2.94%, 11/01/2056 390 223
2.99%, 11/01/2063 409 225
3.25%, 11/01/2039 230 176
3.45%, 02/01/2050 250 168
3.55%, 05/01/2028 685 671
3.75%, 04/01/2040 300 243
3.90%, 03/01/2038 160 135
3.97%, 11/01/2047 105 79
4.00%, 03/01/2048 210 158
4.15%, 10/15/2028 250 248
4.40%, 08/15/2035 245 229
4.55%, 01/15/2029 520 523
4.70%, 10/15/2048 300 252
4.80%, 05/15/2033 365 359
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp (continued)
4.95%, 05/15/2032 $ 155 $ 156
5.10%, 06/01/2029 345 354
5.30%, 06/01/2034 345 348
5.35%, 05/15/2053 250 226
5.50%, 11/15/2032 325 337
5.65%, 06/01/2054 295 280
6.05%, 05/15/2055 155 155
Discovery Communications LLC
3.63%, 05/15/2030 60 53
3.95%, 03/20/2028 250 239
5.20%, 09/20/2047 200 140
Fox Corp
5.48%, 01/25/2039 110 105
5.58%, 01/25/2049 320 294
6.50%, 10/13/2033 410 439
Paramount Global
4.38%, 03/15/2043 400 292
4.85%, 07/01/2042 300 234
7.88%, 07/30/2030 30 33
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 20 23
Time Warner Cable LLC
4.50%, 09/15/2042 170 131
5.50%, 09/01/2041 250 220
5.88%, 11/15/2040 260 243
6.55%, 05/01/2037 360 362
7.30%, 07/01/2038 60 64
Walt Disney Co/The
2.00%, 09/01/2029 350 319
2.20%, 01/13/2028 110 105
2.65%, 01/13/2031 150 137
2.75%, 09/01/2049 300 184
3.38%, 11/15/2026 170 168
3.50%, 05/13/2040 155 124
3.60%, 01/13/2051 305 219
4.70%, 03/23/2050 220 191
4.95%, 10/15/2045 325 293
6.40%, 12/15/2035 369 410
6.65%, 11/15/2037 250 282
$ 15,152
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
3.90%, 01/15/2043 193 153
Mining - 0 .20%
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 410 413
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 142
4.90%, 02/28/2033 160 159
5.00%, 02/21/2030 285 289
5.00%, 09/30/2043 500 461
5.25%, 09/08/2026 160 162
5.25%, 09/08/2030 160 164
5.50%, 09/08/2053
(d)
160 154
Freeport-McMoRan Inc
4.38%, 08/01/2028 200 198
5.25%, 09/01/2029 700 707
Newmont Corp
2.60%, 07/15/2032 170 148
4.88%, 03/15/2042 500 453
6.25%, 10/01/2039 100 107
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 32
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 155 91

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 $ 250 $ 222
4.88%, 03/14/2030 430 435
5.00%, 03/09/2033 160 160
5.25%, 03/14/2035 150 149
5.75%, 03/14/2055 130 126
Southern Copper Corp
5.25%, 11/08/2042 200 181
5.88%, 04/23/2045 110 105
7.50%, 07/27/2035 240 269
$ 5,327
Miscellaneous Manufacturers - 0 .09%
3M Co
2.38%, 08/26/2029 250 230
3.25%, 08/26/2049 100 66
5.15%, 03/15/2035 295 292
Eaton Corp
4.15%, 03/15/2033 575 550
4.15%, 11/02/2042 95 80
Illinois Tool Works Inc
2.65%, 11/15/2026 90 88
Parker-Hannifin Corp
4.20%, 11/21/2034 225 211
4.25%, 09/15/2027 435 434
4.50%, 09/15/2029 435 437
Teledyne Technologies Inc
2.25%, 04/01/2028 60 57
$ 2,445
Oil & Gas - 0 .79%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 178
2.72%, 01/12/2032 230 202
2.94%, 06/04/2051 750 457
3.00%, 02/24/2050 155 97
3.00%, 03/17/2052 135 82
3.06%, 06/17/2041 115 83
3.54%, 04/06/2027 215 212
3.59%, 04/14/2027 400 395
4.70%, 04/10/2029 270 273
4.81%, 02/13/2033 160 157
4.89%, 09/11/2033 160 157
4.97%, 10/17/2029 200 204
4.99%, 04/10/2034 135 133
5.02%, 11/17/2027 410 416
5.23%, 11/17/2034 200 199
BP Capital Markets PLC
3.28%, 09/19/2027 115 112
Canadian Natural Resources Ltd
4.95%, 06/01/2047 300 244
5.00%, 12/15/2029
(i)
295 294
6.25%, 03/15/2038 300 301
Cenovus Energy Inc
6.75%, 11/15/2039 40 42
Chevron Corp
2.00%, 05/11/2027 155 149
Chevron USA Inc
2.34%, 08/12/2050 160 88
4.41%, 02/26/2027 150 151
4.69%, 04/15/2030 150 152
4.82%, 04/15/2032 320 323
ConocoPhillips Co
3.80%, 03/15/2052 345 241
4.03%, 03/15/2062 440 305
4.30%, 11/15/2044 200 161
4.70%, 01/15/2030 210 211
5.00%, 01/15/2035 220 215
5.05%, 09/15/2033 315 315
5.50%, 01/15/2055 220 203
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
ConocoPhillips Co (continued)
5.55%, 03/15/2054 $ 155 $ 144
Devon Energy Corp
5.00%, 06/15/2045 75 61
5.20%, 09/15/2034 205 194
5.60%, 07/15/2041 380 341
5.75%, 09/15/2054 205 178
Diamondback Energy Inc
3.25%, 12/01/2026 110 108
5.15%, 01/30/2030 95 96
5.20%, 04/18/2027 55 56
5.40%, 04/18/2034 500 491
5.75%, 04/18/2054 350 314
EOG Resources Inc
5.65%, 12/01/2054 210 199
Equinor ASA
2.38%, 05/22/2030 250 226
3.00%, 04/06/2027 155 152
3.25%, 11/18/2049 445 299
3.63%, 04/06/2040 155 125
4.25%, 06/02/2028
(f)
300 301
4.25%, 11/23/2041 200 171
Exxon Mobil Corp
2.44%, 08/16/2029 100 93
2.61%, 10/15/2030 500 458
3.00%, 08/16/2039 80 61
3.45%, 04/15/2051 230 159
3.57%, 03/06/2045 340 254
4.23%, 03/19/2040 315 276
Hess Corp
4.30%, 04/01/2027 300 299
7.13%, 03/15/2033 21 24
7.30%, 08/15/2031 109 122
Marathon Petroleum Corp
5.00%, 09/15/2054 200 156
Occidental Petroleum Corp
5.00%, 08/01/2027 175 175
5.20%, 08/01/2029 375 373
5.38%, 01/01/2032 175 169
6.05%, 10/01/2054 255 222
6.45%, 09/15/2036 520 511
6.63%, 09/01/2030 320 333
Phillips 66
2.15%, 12/15/2030 110 96
4.65%, 11/15/2034 560 525
4.88%, 11/15/2044 350 294
5.88%, 05/01/2042 30 29
Phillips 66 Co
4.90%, 10/01/2046 270 222
4.95%, 12/01/2027 160 162
5.25%, 06/15/2031 205 208
5.50%, 03/15/2055 135 119
Pioneer Natural Resources Co
1.90%, 08/15/2030 160 140
2.15%, 01/15/2031 55 48
Shell Finance US Inc
3.25%, 04/06/2050 350 232
4.00%, 05/10/2046 360 280
4.13%, 05/11/2035 130 121
4.38%, 05/11/2045 325 269
4.55%, 08/12/2043 340 292
Shell International Finance BV
2.88%, 11/26/2041 120 84
3.88%, 11/13/2028 300 297
6.38%, 12/15/2038 400 434

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Suncor Energy Inc
3.75%, 03/04/2051 $ 60 $ 40
4.00%, 11/15/2047 100 71
6.80%, 05/15/2038 77 81
6.85%, 06/01/2039 73 78
TotalEnergies Capital International SA
2.83%, 01/10/2030 250 235
2.99%, 06/29/2041 115 82
3.13%, 05/29/2050 265 170
3.39%, 06/29/2060 115 73
TotalEnergies Capital SA
5.15%, 04/05/2034 235 237
5.28%, 09/10/2054 135 123
5.43%, 09/10/2064 335 304
5.49%, 04/05/2054 235 219
Valero Energy Corp
2.80%, 12/01/2031 740 646
4.00%, 06/01/2052 525 362
6.63%, 06/15/2037 60 63
7.50%, 04/15/2032 60 68
Woodside Finance Ltd
5.40%, 05/19/2030 155 155
6.00%, 05/19/2035 155 154
$ 20,906
Oil & Gas Services - 0 .05%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
2.06%, 12/15/2026 60 58
3.14%, 11/07/2029 150 141
3.34%, 12/15/2027 135 132
Halliburton Co
4.50%, 11/15/2041 400 329
5.00%, 11/15/2045 230 197
7.45%, 09/15/2039 386 441
NOV Inc
3.60%, 12/01/2029 150 143
$ 1,441
Packaging & Containers - 0 .03%
Amcor Flexibles North America Inc
4.80%, 03/17/2028
(i)
175 175
5.10%, 03/17/2030
(i)
90 91
Packaging Corp of America
3.05%, 10/01/2051 200 121
Smurfit Westrock Financing DAC
5.42%, 01/15/2035 280 279
WRKCo Inc
3.00%, 06/15/2033 80 69
$ 735
Pharmaceuticals - 1 .30%
AbbVie Inc
2.95%, 11/21/2026 300 294
3.20%, 11/21/2029 820 778
4.05%, 11/21/2039 375 320
4.25%, 11/14/2028 140 140
4.25%, 11/21/2049 375 300
4.40%, 11/06/2042 25 22
4.45%, 05/14/2046 270 226
4.50%, 05/14/2035 300 285
4.55%, 03/15/2035 170 162
4.80%, 03/15/2027 255 257
4.80%, 03/15/2029 455 462
4.85%, 06/15/2044 645 579
4.88%, 11/14/2048 440 389
4.95%, 03/15/2031 190 193
5.05%, 03/15/2034 95 95
5.20%, 03/15/2035 145 146
5.40%, 03/15/2054 150 142
5.60%, 03/15/2055 145 141
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Astrazeneca Finance LLC
1.75%, 05/28/2028 $ 105 $ 98
2.25%, 05/28/2031 60 53
4.80%, 02/26/2027 130 131
4.85%, 02/26/2029 130 132
4.88%, 03/03/2028 285 290
4.88%, 03/03/2033 400 402
4.90%, 02/26/2031 130 132
AstraZeneca PLC
1.38%, 08/06/2030 350 300
3.00%, 05/28/2051 45 29
4.38%, 08/17/2048 60 50
6.45%, 09/15/2037 330 364
Becton Dickinson & Co
1.96%, 02/11/2031 60 51
3.70%, 06/06/2027 600 591
3.79%, 05/20/2050 710 510
4.67%, 06/06/2047 355 296
4.69%, 12/15/2044 59 50
5.08%, 06/07/2029 235 238
Bristol-Myers Squibb Co
1.13%, 11/13/2027 120 112
1.45%, 11/13/2030 65 56
2.55%, 11/13/2050 65 37
2.95%, 03/15/2032 200 179
3.40%, 07/26/2029 350 337
3.55%, 03/15/2042 200 154
3.70%, 03/15/2052 250 177
3.90%, 02/20/2028 130 129
4.13%, 06/15/2039 195 169
4.25%, 10/26/2049 360 284
4.35%, 11/15/2047 210 171
4.55%, 02/20/2048 171 143
4.90%, 02/22/2027 380 384
4.90%, 02/22/2029 265 270
5.20%, 02/22/2034 465 469
5.50%, 02/22/2044 130 126
5.55%, 02/22/2054 230 218
5.75%, 02/01/2031 140 148
6.40%, 11/15/2063 215 226
Cardinal Health Inc
3.41%, 06/15/2027 400 392
CVS Health Corp
1.30%, 08/21/2027 160 149
1.75%, 08/21/2030 160 136
1.88%, 02/28/2031 55 46
3.00%, 08/15/2026 105 103
3.25%, 08/15/2029 740 695
4.30%, 03/25/2028 500 494
4.78%, 03/25/2038 800 711
4.88%, 07/20/2035 510 476
5.05%, 03/25/2048 725 605
5.13%, 07/20/2045 430 369
5.25%, 02/21/2033 160 158
5.30%, 06/01/2033 160 158
5.55%, 06/01/2031 130 133
5.70%, 06/01/2034 130 131
5.88%, 06/01/2053 320 294
Eli Lilly & Co
2.50%, 09/15/2060 155 83
4.15%, 03/15/2059 320 247
4.50%, 02/09/2027 130 131
4.50%, 02/09/2029 130 131
4.55%, 02/12/2028 545 551
4.60%, 08/14/2034 400 390
4.70%, 02/09/2034 130 128
4.75%, 02/12/2030 275 280
4.88%, 02/27/2053 120 107

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Eli Lilly & Co (continued)
5.00%, 02/09/2054 $ 130 $ 118
5.05%, 08/14/2054 400 365
5.60%, 02/12/2065 285 279
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 140 139
4.50%, 04/15/2030 150 150
4.88%, 04/15/2035 75 74
6.38%, 05/15/2038 760 828
Johnson & Johnson
2.10%, 09/01/2040 115 77
3.70%, 03/01/2046 290 229
4.50%, 03/01/2027 215 217
4.55%, 03/01/2028 400 406
4.80%, 06/01/2029 520 532
4.90%, 06/01/2031 520 534
4.95%, 06/01/2034
(d)
260 266
5.95%, 08/15/2037 75 82
McKesson Corp
4.65%, 05/30/2030 325 325
Merck & Co Inc
1.45%, 06/24/2030 200 173
1.70%, 06/10/2027 155 148
1.90%, 12/10/2028 70 65
2.35%, 06/24/2040 135 92
2.75%, 12/10/2051 310 186
2.90%, 12/10/2061 420 237
3.70%, 02/10/2045 600 462
4.15%, 05/18/2043 200 167
4.50%, 05/17/2033 300 295
5.00%, 05/17/2053 320 286
Novartis Capital Corp
2.75%, 08/14/2050 155 96
3.80%, 09/18/2029 300 295
4.20%, 09/18/2034 300 284
4.40%, 05/06/2044 250 218
4.70%, 09/18/2054 300 261
Pfizer Inc
1.75%, 08/18/2031 245 209
2.55%, 05/28/2040 800 558
4.00%, 12/15/2036 45 41
4.20%, 09/15/2048 80 64
4.30%, 06/15/2043 225 190
4.40%, 05/15/2044 75 64
7.20%, 03/15/2039 60 70
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2028 780 784
4.65%, 05/19/2030 320 322
4.75%, 05/19/2033 480 472
5.11%, 05/19/2043 320 298
5.30%, 05/19/2053 500 458
5.34%, 05/19/2063 320 288
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 700 620
3.18%, 07/09/2050 645 409
5.30%, 07/05/2034 260 260
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 236
Viatris Inc
2.30%, 06/22/2027 115 109
2.70%, 06/22/2030 155 136
3.85%, 06/22/2040 335 238
4.00%, 06/22/2050 305 195
Wyeth LLC
5.95%, 04/01/2037 410 430
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc
2.00%, 05/15/2030 $ 85 $ 76
3.00%, 05/15/2050 40 25
4.70%, 02/01/2043 250 223
$ 34,196
Pipelines - 0 .82%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 287
Cheniere Energy Partners LP
5.75%, 08/15/2034 255 256
Eastern Gas Transmission & Storage Inc
4.60%, 12/15/2044 640 528
Enbridge Inc
1.60%, 10/04/2026 20 19
2.50%, 08/01/2033 465 379
3.13%, 11/15/2029 150 140
3.40%, 08/01/2051 45 29
4.25%, 12/01/2026 75 75
5.30%, 04/05/2029 195 199
5.70%, 03/08/2033 160 163
5.90%, 11/15/2026 265 269
5.95%, 04/05/2054 250 240
6.70%, 11/15/2053 215 225
Energy Transfer LP
3.75%, 05/15/2030 715 676
5.30%, 04/15/2047 500 425
5.35%, 05/15/2045 220 192
5.55%, 05/15/2034 205 204
5.70%, 04/01/2035 460 459
5.75%, 02/15/2033 155 158
6.05%, 09/01/2054 275 254
6.10%, 12/01/2028 320 334
6.25%, 04/15/2049 155 148
6.40%, 12/01/2030 320 340
6.50%, 02/01/2042 370 371
Enterprise Products Operating LLC
3.13%, 07/31/2029 350 332
3.30%, 02/15/2053 80 51
4.25%, 02/15/2048 250 196
4.45%, 02/15/2043 350 294
4.85%, 01/31/2034 135 132
4.85%, 03/15/2044 750 658
4.95%, 02/15/2035 220 215
5.55%, 02/16/2055 220 205
6.45%, 09/01/2040 490 527
6.88%, 03/01/2033 39 43
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 17
5.00%, 03/01/2043 275 238
Kinder Morgan Inc
1.75%, 11/15/2026 60 58
2.00%, 02/15/2031 130 112
3.25%, 08/01/2050 130 81
3.60%, 02/15/2051 320 212
5.00%, 02/01/2029 335 339
5.05%, 02/15/2046 30 26
5.10%, 08/01/2029 150 152
5.20%, 06/01/2033 160 158
5.40%, 02/01/2034 335 334
5.55%, 06/01/2045 500 459
5.85%, 06/01/2035 40 41
5.95%, 08/01/2054 210 201
MPLX LP
4.13%, 03/01/2027 425 422
4.25%, 12/01/2027 300 298
4.50%, 04/15/2038 200 172
5.00%, 03/01/2033 160 155
5.50%, 06/01/2034 200 197

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
MPLX LP (continued)
5.50%, 02/15/2049 $ 830 $ 729
5.95%, 04/01/2055 150 139
ONEOK Inc
3.40%, 09/01/2029 350 330
4.25%, 09/24/2027 350 348
4.75%, 10/15/2031 335 327
5.55%, 11/01/2026 189 191
5.70%, 11/01/2054 285 255
5.85%, 11/01/2064 285 255
6.05%, 09/01/2033 315 323
6.63%, 09/01/2053 155 156
Plains All American Pipeline LP
5.95%, 06/15/2035 210 210
Plains All American Pipeline LP / PAA Finance
Corp
3.55%, 12/15/2029 485 459
4.70%, 06/15/2044 330 264
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 645 639
5.00%, 03/15/2027 375 377
Targa Resources Corp
5.20%, 07/01/2027 220 222
6.13%, 03/15/2033 160 165
6.13%, 05/15/2055 405 381
6.15%, 03/01/2029 145 151
6.50%, 03/30/2034 215 226
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 298
Western Midstream Operating LP
5.45%, 11/15/2034 290 278
6.15%, 04/01/2033 230 235
Williams Cos Inc/The
2.60%, 03/15/2031 160 142
3.50%, 10/15/2051 60 40
3.75%, 06/15/2027 45 44
4.85%, 03/01/2048 350 294
4.90%, 03/15/2029 135 136
5.10%, 09/15/2045 120 105
5.30%, 08/15/2028 250 256
5.30%, 08/15/2052 65 58
5.65%, 03/15/2033 160 164
6.00%, 03/15/2055 310 301
6.30%, 04/15/2040 430 445
$ 21,638
Private Equity - 0 .04%
Brookfield Finance Inc
2.72%, 04/15/2031 60 53
3.50%, 03/30/2051 150 99
3.90%, 01/25/2028 700 687
5.68%, 01/15/2035 130 131
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 250 164
$ 1,134
Regional Authority - 0 .24%
Province of Alberta Canada
1.30%, 07/22/2030 525 455
3.30%, 03/15/2028 170 167
4.50%, 06/26/2029 250 254
Province of British Columbia Canada
0.90%, 07/20/2026 265 256
1.30%, 01/29/2031 160 136
4.20%, 07/06/2033 315 305
4.70%, 01/24/2028 280 285
4.75%, 06/12/2034 250 250
4.80%, 11/15/2028 390 399
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of Manitoba Canada
1.50%, 10/25/2028 $ 85 $ 78
4.30%, 07/27/2033 160 156
Province of Ontario Canada
1.13%, 10/07/2030 300 256
2.13%, 01/21/2032 340 295
3.10%, 05/19/2027 285 280
3.70%, 09/17/2029 265 260
4.20%, 01/18/2029 360 361
4.70%, 01/15/2030 480 490
Province of Quebec Canada
1.35%, 05/28/2030 490 428
3.63%, 04/13/2028 320 316
4.25%, 09/05/2034 405 390
4.50%, 04/03/2029 450 456
4.50%, 09/08/2033 160 158
7.50%, 09/15/2029 36 41
$ 6,472
REITs - 0 .85%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 187
2.00%, 05/18/2032 600 484
2.75%, 12/15/2029 70 64
2.95%, 03/15/2034 65 53
3.00%, 05/18/2051 100 59
3.55%, 03/15/2052 300 195
4.00%, 02/01/2050 70 50
4.90%, 12/15/2030 80 79
5.15%, 04/15/2053 160 135
American Homes 4 Rent LP
4.95%, 06/15/2030 105 105
American Tower Corp
1.88%, 10/15/2030 175 150
2.90%, 01/15/2030 155 143
2.95%, 01/15/2051 60 37
3.38%, 10/15/2026 500 492
3.65%, 03/15/2027 515 507
3.70%, 10/15/2049 300 212
3.95%, 03/15/2029 200 195
5.25%, 07/15/2028 160 163
5.65%, 03/15/2033 160 164
5.90%, 11/15/2033 160 167
AvalonBay Communities Inc
1.90%, 12/01/2028 60 55
2.05%, 01/15/2032 60 51
2.30%, 03/01/2030 755 683
5.00%, 02/15/2033 155 154
5.35%, 06/01/2034 130 132
Boston Properties LP
2.55%, 04/01/2032 245 203
2.75%, 10/01/2026 500 487
2.90%, 03/15/2030 600 543
COPT Defense Properties LP
2.75%, 04/15/2031 60 52
Crown Castle Inc
1.05%, 07/15/2026 115 110
2.50%, 07/15/2031 60 52
2.90%, 04/01/2041 60 42
3.10%, 11/15/2029 125 116
3.25%, 01/15/2051 115 73
3.70%, 06/15/2026 600 594
3.80%, 02/15/2028 430 420
4.00%, 11/15/2049 95 68
4.90%, 09/01/2029 145 145
5.00%, 01/11/2028 160 161
5.10%, 05/01/2033 350 343

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
CubeSmart LP
2.00%, 02/15/2031 $ 110 $ 94
2.25%, 12/15/2028 60 55
Digital Realty Trust LP
5.55%, 01/15/2028 345 353
Equinix Inc
1.80%, 07/15/2027 155 147
2.50%, 05/15/2031 460 404
3.20%, 11/18/2029 330 311
3.40%, 02/15/2052 60 39
ERP Operating LP
4.65%, 09/15/2034 350 334
Essex Portfolio LP
1.70%, 03/01/2028 60 56
3.00%, 01/15/2030 140 129
4.00%, 03/01/2029 784 765
5.50%, 04/01/2034 135 136
Extra Space Storage LP
2.20%, 10/15/2030 75 65
2.40%, 10/15/2031 60 51
5.40%, 02/01/2034 135 134
5.40%, 06/15/2035 200 196
5.50%, 07/01/2030 160 164
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 132
Healthcare Realty Holdings LP
2.00%, 03/15/2031 150 126
Healthpeak OP LLC
2.13%, 12/01/2028 210 193
3.00%, 01/15/2030 350 324
5.25%, 12/15/2032 80 80
Kilroy Realty LP
2.50%, 11/15/2032 160 126
Kimco Realty OP LLC
2.25%, 12/01/2031 60 51
2.70%, 10/01/2030 160 145
3.70%, 10/01/2049 30 21
4.60%, 02/01/2033 165 159
6.40%, 03/01/2034 360 385
Mid-America Apartments LP
1.70%, 02/15/2031 250 212
5.30%, 02/15/2032 130 133
NNN REIT Inc
3.60%, 12/15/2026 300 295
Omega Healthcare Investors Inc
4.75%, 01/15/2028 30 30
Prologis LP
1.25%, 10/15/2030 160 135
1.75%, 07/01/2030 155 135
2.25%, 01/15/2032 60 51
2.88%, 11/15/2029 75 70
4.00%, 09/15/2028 400 395
4.63%, 01/15/2033 575 563
4.88%, 06/15/2028 160 162
5.25%, 05/15/2035 155 154
5.25%, 03/15/2054 330 303
Public Storage Operating Co
1.85%, 05/01/2028 115 107
2.25%, 11/09/2031 60 52
5.10%, 08/01/2033 160 162
5.13%, 01/15/2029
(d)
160 164
Realty Income Corp
2.10%, 03/15/2028 60 56
2.20%, 06/15/2028 65 61
3.10%, 12/15/2029 300 281
3.25%, 01/15/2031 160 148
4.13%, 10/15/2026 220 219
4.75%, 02/15/2029 135 136
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Realty Income Corp (continued)
4.85%, 03/15/2030 $ 160 $ 161
4.88%, 06/01/2026 700 702
4.90%, 07/15/2033 160 157
5.38%, 09/01/2054 305 286
Simon Property Group LP
1.75%, 02/01/2028 555 519
2.65%, 02/01/2032 385 334
3.25%, 11/30/2026 300 295
4.75%, 09/26/2034 305 291
4.75%, 03/15/2042 164 144
UDR Inc
2.10%, 08/01/2032 100 81
3.20%, 01/15/2030 145 137
Ventas Realty LP
3.00%, 01/15/2030 500 463
5.10%, 07/15/2032
(f)
155 155
5.63%, 07/01/2034 130 132
VICI Properties LP
4.75%, 04/01/2028 75 75
5.13%, 11/15/2031 440 434
Welltower OP LLC
2.75%, 01/15/2032 570 501
4.13%, 03/15/2029 300 296
WP Carey Inc
2.40%, 02/01/2031 65 56
$ 22,543
Retail - 0 .63%
AutoZone Inc
1.65%, 01/15/2031 160 136
3.75%, 06/01/2027 200 198
3.75%, 04/18/2029 200 194
5.10%, 07/15/2029 260 265
Costco Wholesale Corp
1.38%, 06/20/2027 125 118
Dollar Tree Inc
4.20%, 05/15/2028 130 128
Home Depot Inc/The
0.90%, 03/15/2028
(d)
55 50
1.88%, 09/15/2031 760 648
2.13%, 09/15/2026 350 341
2.38%, 03/15/2051 55 30
2.75%, 09/15/2051 60 36
2.88%, 04/15/2027 65 64
2.95%, 06/15/2029 500 475
3.13%, 12/15/2049 235 154
4.20%, 04/01/2043 300 250
4.25%, 04/01/2046 430 351
4.40%, 03/15/2045 300 252
4.85%, 06/25/2031 150 152
4.88%, 06/25/2027 130 132
4.90%, 04/15/2029 135 138
4.95%, 09/30/2026 135 136
4.95%, 06/25/2034 260 260
4.95%, 09/15/2052 85 75
5.30%, 06/25/2054 260 243
5.40%, 09/15/2040 250 247
5.88%, 12/16/2036 400 422
Lowe's Cos Inc
1.30%, 04/15/2028 130 120
1.70%, 10/15/2030 130 112
3.10%, 05/03/2027 500 489
3.65%, 04/05/2029 135 131
3.70%, 04/15/2046 20 15
3.75%, 04/01/2032 65 60
4.05%, 05/03/2047 300 227

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Lowe’s Cos Inc (continued)
4.25%, 04/01/2052 $ 540 $ 410
4.55%, 04/05/2049 135 108
5.00%, 04/15/2033 130 130
5.00%, 04/15/2040 155 143
5.63%, 04/15/2053 380 356
5.75%, 07/01/2053 160 152
McDonald's Corp
2.63%, 09/01/2029 140 131
3.50%, 07/01/2027 250 246
3.70%, 02/15/2042 300 233
4.45%, 03/01/2047 500 413
4.60%, 05/15/2030 320 321
4.95%, 08/14/2033
(d)
175 176
5.15%, 09/09/2052 255 229
6.30%, 03/01/2038 600 645
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 64
4.35%, 06/01/2028 300 300
Starbucks Corp
2.00%, 03/12/2027 290 278
3.00%, 02/14/2032 345 307
3.75%, 12/01/2047 370 265
4.30%, 06/15/2045 225 177
4.45%, 08/15/2049 220 175
4.80%, 05/15/2030 170 171
4.80%, 02/15/2033 120 118
Target Corp
1.95%, 01/15/2027 280 271
2.35%, 02/15/2030 250 229
2.95%, 01/15/2052 325 200
4.50%, 09/15/2032 690 680
4.50%, 09/15/2034 305 291
4.80%, 01/15/2053
(d)
160 139
TJX Cos Inc/The
1.15%, 05/15/2028 65 60
1.60%, 05/15/2031 65 55
Walmart Inc
1.05%, 09/17/2026 105 101
1.50%, 09/22/2028 300 277
1.80%, 09/22/2031 135 116
2.50%, 09/22/2041 135 93
2.65%, 09/22/2051 105 65
3.90%, 04/15/2028 50 50
3.95%, 06/28/2038 195 175
4.00%, 04/15/2030 275 274
4.00%, 04/11/2043 250 208
4.05%, 06/29/2048 300 244
4.10%, 04/28/2027 155 155
4.10%, 04/15/2033 275 266
4.15%, 09/09/2032 200 196
4.50%, 09/09/2052 300 258
4.90%, 04/28/2035 155 155
$ 16,755
Semiconductors - 0 .60%
Analog Devices Inc
2.10%, 10/01/2031 290 251
2.80%, 10/01/2041 60 43
3.50%, 12/05/2026 250 247
5.30%, 04/01/2054 125 117
Applied Materials Inc
4.35%, 04/01/2047 200 166
4.80%, 06/15/2029 305 311
5.10%, 10/01/2035 250 254
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 650 645
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Broadcom Inc
3.14%, 11/15/2035
(i)
$ 738 $ 611
3.19%, 11/15/2036
(i)
30 24
3.42%, 04/15/2033
(i)
452 403
3.47%, 04/15/2034
(i)
415 365
3.50%, 02/15/2041
(i)
250 194
3.75%, 02/15/2051
(i)
570 412
4.15%, 02/15/2028 135 134
4.15%, 11/15/2030 310 302
4.30%, 11/15/2032 300 287
4.35%, 02/15/2030 210 208
4.55%, 02/15/2032 75 73
4.75%, 04/15/2029 355 358
5.15%, 11/15/2031 235 239
5.20%, 04/15/2032 285 289
Intel Corp
2.00%, 08/12/2031 60 51
3.05%, 08/12/2051 60 35
3.15%, 05/11/2027 150 146
3.20%, 08/12/2061 60 33
3.25%, 11/15/2049 250 152
3.73%, 12/08/2047 345 234
3.75%, 03/25/2027 155 153
3.75%, 08/05/2027 65 64
4.00%, 08/05/2029 585 567
4.10%, 05/19/2046 250 181
4.15%, 08/05/2032 765 711
4.60%, 03/25/2040 155 132
5.20%, 02/10/2033 300 297
5.60%, 02/21/2054 200 178
5.63%, 02/10/2043 300 276
5.70%, 02/10/2053 385 345
KLA Corp
4.70%, 02/01/2034 135 132
4.95%, 07/15/2052 240 213
Lam Research Corp
2.88%, 06/15/2050 500 315
Marvell Technology Inc
2.45%, 04/15/2028 115 108
Micron Technology Inc
2.70%, 04/15/2032 90 77
4.66%, 02/15/2030 300 296
5.30%, 01/15/2031 80 80
5.80%, 01/15/2035 290 292
6.05%, 11/01/2035 155 158
NVIDIA Corp
1.55%, 06/15/2028 60 56
3.50%, 04/01/2040 600 494
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 115 100
3.13%, 02/15/2042 265 182
3.15%, 05/01/2027 80 78
3.25%, 05/11/2041 60 43
4.40%, 06/01/2027 480 479
QUALCOMM Inc
3.25%, 05/20/2027 500 492
4.30%, 05/20/2047 350 287
4.50%, 05/20/2030 155 155
4.50%, 05/20/2052 165 136
4.80%, 05/20/2045 110 98
6.00%, 05/20/2053 155 160
Texas Instruments Inc
4.15%, 05/15/2048 365 292
4.50%, 05/23/2030 155 155
4.60%, 02/15/2028 250 253
4.60%, 02/08/2029 225 228
4.90%, 03/14/2033 160 162
5.00%, 03/14/2053 160 143

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Texas Instruments Inc (continued)
5.15%, 02/08/2054 $ 130 $ 119
TSMC Arizona Corp
3.88%, 04/22/2027 590 584
$ 15,855
Software - 0 .70%
Adobe Inc
4.95%, 01/17/2030 535 548
Fidelity National Information Services Inc
1.65%, 03/01/2028 540 501
3.10%, 03/01/2041 55 39
5.10%, 07/15/2032 550 551
Fiserv Inc
3.50%, 07/01/2029 900 858
4.40%, 07/01/2049 590 463
4.75%, 03/15/2030 140 140
5.15%, 08/12/2034 70 69
5.35%, 03/15/2031 125 128
5.45%, 03/02/2028 240 245
5.63%, 08/21/2033 155 158
Intuit Inc
1.35%, 07/15/2027 160 151
5.13%, 09/15/2028 160 164
5.25%, 09/15/2026 315 318
5.50%, 09/15/2053 220 213
Microsoft Corp
1.35%, 09/15/2030 80 69
2.50%, 09/15/2050 160 96
2.53%, 06/01/2050 611 371
2.68%, 06/01/2060 549 317
2.92%, 03/17/2052 476 309
3.30%, 02/06/2027 140 138
3.45%, 08/08/2036 250 221
3.70%, 08/08/2046 500 397
Oracle Corp
2.30%, 03/25/2028 115 109
2.65%, 07/15/2026 300 294
2.80%, 04/01/2027 155 151
2.88%, 03/25/2031 305 275
2.95%, 04/01/2030 655 607
3.25%, 11/15/2027 500 486
3.60%, 04/01/2040 355 277
3.60%, 04/01/2050 700 476
3.65%, 03/25/2041 325 249
3.80%, 11/15/2037 250 209
3.90%, 05/15/2035 130 115
3.95%, 03/25/2051 115 82
4.00%, 07/15/2046 500 374
4.00%, 11/15/2047 75 56
4.10%, 03/25/2061 60 42
4.20%, 09/27/2029 135 133
4.30%, 07/08/2034 75 70
4.38%, 05/15/2055 150 114
4.50%, 07/08/2044 50 41
4.65%, 05/06/2030 530 530
4.70%, 09/27/2034 290 277
5.25%, 02/03/2032 285 289
5.38%, 09/27/2054 135 120
5.50%, 09/27/2064 135 119
5.55%, 02/06/2053 305 280
6.00%, 08/03/2055 285 276
6.13%, 07/08/2039 60 62
6.13%, 08/03/2065 285 277
6.15%, 11/09/2029 180 191
6.25%, 11/09/2032 360 384
6.90%, 11/09/2052 360 389
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Roper Technologies Inc
1.40%, 09/15/2027 $ 860 $ 804
2.95%, 09/15/2029 400 374
4.75%, 02/15/2032 80 79
4.90%, 10/15/2034 80 78
Salesforce Inc
1.95%, 07/15/2031 60 52
2.70%, 07/15/2041 265 185
2.90%, 07/15/2051 400 248
Synopsys Inc
4.65%, 04/01/2028 300 302
4.85%, 04/01/2030 325 328
5.15%, 04/01/2035 300 297
5.70%, 04/01/2055 105 100
Take-Two Interactive Software Inc
4.95%, 03/28/2028 360 364
VMware LLC
1.40%, 08/15/2026 680 655
1.80%, 08/15/2028 685 627
2.20%, 08/15/2031 115 98
$ 18,409
Sovereign - 1 .36%
Canada Government International Bond
3.75%, 04/26/2028 505 503
4.00%, 03/18/2030 635 635
4.63%, 04/30/2029 250 256
Chile Government International Bond
2.45%, 01/31/2031 500 441
2.55%, 01/27/2032 400 346
2.75%, 01/31/2027 500 486
3.10%, 05/07/2041 400 291
3.24%, 02/06/2028 300 290
3.50%, 04/15/2053 200 134
3.86%, 06/21/2047 200 151
4.00%, 01/31/2052 200 150
4.95%, 01/05/2036 515 498
Export Development Canada
3.75%, 09/07/2027 265 264
3.88%, 02/14/2028 315 314
4.13%, 02/13/2029 265 266
4.38%, 06/29/2026 475 476
4.75%, 06/05/2034 250 256
Export-Import Bank of Korea
1.38%, 02/09/2031 200 169
4.00%, 09/11/2029 265 261
4.25%, 09/15/2027 200 199
4.50%, 09/15/2032 200 196
4.63%, 01/14/2028 200 201
5.13%, 09/18/2028 200 205
5.25%, 01/14/2035 200 205
Indonesia Government International Bond
2.15%, 07/28/2031 200 172
2.85%, 02/14/2030 200 185
3.05%, 03/12/2051 200 128
3.50%, 01/11/2028 500 491
3.70%, 10/30/2049 200 146
4.20%, 10/15/2050 400 316
4.35%, 01/11/2048 200 164
4.55%, 01/11/2028 200 201
4.65%, 09/20/2032 200 196
4.75%, 02/11/2029 300 303
4.75%, 09/10/2034 200 194
5.15%, 09/10/2054
(d)
200 183
5.65%, 01/11/2053 200 194
Israel Government International Bond
3.88%, 07/03/2050 200 135
4.13%, 01/17/2048 200 147
4.50%, 01/17/2033 200 187

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Israel Government International Bond (continued)
4.50%, 01/30/2043 $ 200 $ 164
5.38%, 02/19/2030 200 202
5.50%, 03/12/2034 400 394
5.75%, 03/12/2054 400 355
Japan Bank for International Cooperation
1.25%, 01/21/2031 200 170
1.88%, 07/21/2026 264 257
1.88%, 04/15/2031 200 175
2.13%, 02/16/2029 200 186
2.25%, 11/04/2026 400 389
2.88%, 07/21/2027 330 322
4.63%, 07/22/2027 230 232
4.63%, 07/19/2028 200 203
4.63%, 04/17/2034 200 201
4.88%, 10/18/2028 300 307
Japan International Cooperation Agency
4.25%, 05/22/2030 200 200
4.75%, 05/21/2029 400 408
Korea International Bond
1.00%, 09/16/2030 200 169
3.88%, 09/20/2048 250 199
Mexico Government International Bond
2.66%, 05/24/2031 500 424
3.25%, 04/16/2030 200 182
3.50%, 02/12/2034 400 328
3.75%, 01/11/2028 225 219
3.75%, 04/19/2071 200 107
4.50%, 04/22/2029 400 390
4.60%, 01/23/2046 200 144
4.60%, 02/10/2048 300 213
4.75%, 03/08/2044 500 377
5.55%, 01/21/2045
(d)
360 309
5.75%, 10/12/2110 100 76
6.00%, 05/07/2036 400 383
6.05%, 01/11/2040 700 648
6.34%, 05/04/2053 500 438
6.35%, 02/09/2035 200 199
6.40%, 05/07/2054 275 242
6.75%, 09/27/2034 350 363
6.88%, 05/13/2037 280 283
7.38%, 05/13/2055 280 277
Panama Government International Bond
2.25%, 09/29/2032 200 147
3.16%, 01/23/2030 600 526
3.30%, 01/19/2033 500 392
3.88%, 03/17/2028 300 286
4.30%, 04/29/2053 200 122
4.50%, 04/16/2050 200 127
6.70%, 01/26/2036 600 578
6.85%, 03/28/2054 200 173
Peruvian Government International Bond
1.86%, 12/01/2032 60 47
2.78%, 01/23/2031 545 480
2.78%, 12/01/2060 310 161
3.30%, 03/11/2041 300 217
3.55%, 03/10/2051 60 40
5.63%, 11/18/2050 150 139
5.88%, 08/08/2054 330 311
6.55%, 03/14/2037 400 423
8.75%, 11/21/2033 180 217
Philippine Government International Bond
2.65%, 12/10/2045 400 252
3.00%, 02/01/2028 300 289
3.20%, 07/06/2046 200 138
3.70%, 03/01/2041 400 317
3.70%, 02/02/2042 250 196
4.75%, 03/05/2035 265 257
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Philippine Government International Bond
(continued)
5.00%, 07/17/2033 $ 200 $ 200
5.17%, 10/13/2027 500 509
5.50%, 02/04/2035 225 231
5.50%, 01/17/2048 200 191
5.60%, 05/14/2049 200 193
5.61%, 04/13/2033 250 260
7.75%, 01/14/2031 190 220
Republic of Italy Government International Bond
2.88%, 10/17/2029 300 279
3.88%, 05/06/2051 400 270
5.38%, 06/15/2033 205 211
Republic of Poland Government International Bond
4.88%, 02/12/2030 525 530
4.88%, 10/04/2033 320 313
5.13%, 09/18/2034 450 446
5.50%, 03/18/2054 375 340
State of Israel
2.50%, 01/15/2030 200 178
3.38%, 01/15/2050 200 124
Svensk Exportkredit AB
3.75%, 09/13/2027 265 264
3.75%, 05/08/2028 345 343
4.13%, 06/14/2028 320 321
4.88%, 09/14/2026 320 323
Tennessee Valley Authority
3.50%, 12/15/2042 200 159
3.88%, 03/15/2028 525 525
4.25%, 09/15/2065 115 90
4.63%, 09/15/2060 200 170
4.88%, 05/15/2035 150 151
5.25%, 09/15/2039 250 258
5.38%, 04/01/2056 196 192
5.88%, 04/01/2036 325 354
Uruguay Government International Bond
4.13%, 11/20/2045 136 112
4.38%, 10/27/2027 200 199
4.98%, 04/20/2055 100 86
5.10%, 06/18/2050 300 269
5.44%, 02/14/2037 140 140
5.75%, 10/28/2034 330 344
7.63%, 03/21/2036 500 587
$ 35,887
Supranational Bank - 1 .22%
African Development Bank
0.88%, 07/22/2026 115 111
3.50%, 09/18/2029 265 260
4.00%, 03/18/2030 290 290
4.13%, 02/25/2027 135 135
4.38%, 03/14/2028 320 324
4.63%, 01/04/2027 190 192
Asian Development Bank
1.50%, 01/20/2027 425 408
1.50%, 03/04/2031 115 100
1.75%, 09/19/2029 300 274
1.88%, 03/15/2029 135 125
2.75%, 01/19/2028 130 126
3.13%, 08/20/2027 450 442
3.13%, 04/27/2032 135 126
3.63%, 08/28/2029 395 390
3.75%, 04/25/2028 320 319
3.88%, 09/28/2032 450 439
3.88%, 06/14/2033 320 311
4.00%, 01/12/2033 160 157
4.13%, 01/12/2027 275 275
4.13%, 05/30/2030 470 473
4.38%, 01/14/2028 340 344

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Asian Development Bank (continued)
4.38%, 03/06/2029 $ 550 $ 558
4.38%, 03/22/2035 225 224
4.50%, 08/25/2028 380 386
5.82%, 06/16/2028 39 41
Asian Infrastructure Investment Bank/The
3.75%, 09/14/2027 255 254
4.13%, 01/18/2029 270 272
4.50%, 01/16/2030 280 286
4.50%, 05/21/2035 145 146
4.88%, 09/14/2026 320 323
Council Of Europe Development Bank
3.63%, 01/26/2028 315 313
3.63%, 05/08/2028 345 342
4.50%, 01/15/2030 210 214
4.63%, 06/11/2027 125 126
European Bank for Reconstruction & Development
4.13%, 01/25/2029 435 437
4.38%, 03/09/2028 255 258
European Investment Bank
0.75%, 10/26/2026 660 631
1.25%, 02/14/2031 255 219
1.63%, 05/13/2031
(d)
60 52
3.63%, 07/15/2030 520 510
3.75%, 11/15/2029 510 505
3.75%, 02/14/2033 615 595
3.88%, 03/15/2028 500 500
3.88%, 06/15/2028 650 649
4.00%, 02/15/2029 1,100 1,102
4.13%, 02/13/2034 265 260
4.38%, 03/19/2027 375 378
4.38%, 10/10/2031 550 557
4.50%, 03/14/2030 570 583
4.63%, 02/12/2035
(d)
455 462
4.75%, 06/15/2029 250 257
Inter-American Development Bank
1.13%, 07/20/2028 515 473
1.13%, 01/13/2031 420 358
1.50%, 01/13/2027 425 408
3.13%, 09/18/2028 300 292
3.50%, 09/14/2029 300 294
3.50%, 04/12/2033 320 302
3.75%, 06/14/2030 305 302
4.00%, 01/12/2028 310 311
4.13%, 02/15/2029 265 266
4.38%, 02/01/2027 275 277
4.38%, 07/17/2034 250 249
4.38%, 01/24/2044 50 46
4.50%, 02/15/2030 480 490
4.50%, 09/13/2033 320 323
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 500 463
0.75%, 08/26/2030 515 436
0.88%, 07/15/2026 325 314
1.25%, 02/10/2031 615 526
1.38%, 04/20/2028 365 339
1.63%, 11/03/2031 495 424
1.75%, 10/23/2029 950 865
2.50%, 03/29/2032 620 557
3.13%, 06/15/2027 500 492
3.50%, 07/12/2028 480 474
3.63%, 05/05/2028 155 154
3.88%, 10/16/2029 270 269
3.88%, 02/14/2030 315 313
3.88%, 08/28/2034 330 316
4.00%, 08/27/2026 135 135
4.00%, 07/25/2030 435 434
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Bank for Reconstruction &
Development (continued)
4.00%, 01/10/2031 $ 275 $ 274
4.00%, 05/06/2032 230 227
4.13%, 03/20/2030 605 608
4.50%, 04/10/2031 375 382
4.63%, 08/01/2028 480 490
4.63%, 01/15/2032 280 287
4.75%, 11/14/2033 280 288
International Finance Corp
4.25%, 07/02/2029 250 253
4.38%, 01/15/2027 395 397
4.50%, 01/21/2028 355 360
Nordic Investment Bank
3.75%, 05/09/2030 345 341
4.25%, 02/28/2029 200 202
$ 32,072
Telecommunications - 0 .98%
America Movil SAB de CV
2.88%, 05/07/2030 600 549
3.63%, 04/22/2029 400 385
4.38%, 04/22/2049 200 160
6.13%, 03/30/2040 380 386
AT&T Inc
1.65%, 02/01/2028 200 186
2.25%, 02/01/2032 145 123
2.30%, 06/01/2027 750 720
2.75%, 06/01/2031 400 358
3.10%, 02/01/2043 145 101
3.50%, 06/01/2041 640 490
3.50%, 09/15/2053 627 417
3.55%, 09/15/2055 815 539
3.65%, 06/01/2051 355 247
3.65%, 09/15/2059 999 656
4.30%, 12/15/2042 250 207
4.35%, 03/01/2029 700 697
4.35%, 06/15/2045 300 243
4.50%, 05/15/2035 700 658
4.50%, 03/09/2048 500 405
5.38%, 08/15/2035
(f)
155 156
5.40%, 02/15/2034 320 324
6.05%, 08/15/2056
(f)
155 155
Bell Telephone Co of Canada or Bell Canada
5.20%, 02/15/2034 130 128
Cisco Systems Inc
4.75%, 02/24/2030 145 147
4.80%, 02/26/2027 265 268
4.85%, 02/26/2029 265 270
4.95%, 02/24/2032 460 466
5.05%, 02/26/2034 440 443
5.30%, 02/26/2054 265 251
5.50%, 01/15/2040 310 314
5.90%, 02/15/2039 170 179
Juniper Networks Inc
2.00%, 12/10/2030 55 47
Orange SA
5.38%, 01/13/2042 30 28
Rogers Communications Inc
3.20%, 03/15/2027 130 127
3.70%, 11/15/2049 90 63
3.80%, 03/15/2032 65 59
5.00%, 02/15/2029 130 131
5.00%, 03/15/2044 75 65
7.50%, 08/15/2038 250 283
Sprint Capital Corp
6.88%, 11/15/2028 320 342

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Telefonica Emisiones SA
4.10%, 03/08/2027 $ 325 $ 323
5.21%, 03/08/2047 550 475
7.05%, 06/20/2036 305 334
T-Mobile USA Inc
2.05%, 02/15/2028 190 179
2.25%, 11/15/2031 150 129
2.40%, 03/15/2029 25 23
2.55%, 02/15/2031 600 531
3.00%, 02/15/2041 150 107
3.30%, 02/15/2051 250 163
3.38%, 04/15/2029 265 253
3.40%, 10/15/2052 235 153
3.75%, 04/15/2027 315 311
3.88%, 04/15/2030 600 579
4.20%, 10/01/2029 135 133
4.38%, 04/15/2040 345 299
4.50%, 04/15/2050 300 242
4.80%, 07/15/2028 160 162
4.95%, 03/15/2028 95 96
5.05%, 07/15/2033 330 327
5.13%, 05/15/2032 305 308
5.15%, 04/15/2034 305 304
5.20%, 01/15/2033 160 161
5.25%, 06/15/2055 135 120
5.50%, 01/15/2055 135 125
5.65%, 01/15/2053 360 341
5.75%, 01/15/2034 160 166
5.75%, 01/15/2054 160 153
6.00%, 06/15/2054 160 159
Verizon Communications Inc
1.50%, 09/18/2030 180 153
1.75%, 01/20/2031 135 115
2.10%, 03/22/2028 175 165
2.36%, 03/15/2032 265 226
2.55%, 03/21/2031 315 279
2.65%, 11/20/2040 750 517
2.88%, 11/20/2050 505 307
2.99%, 10/30/2056 89 52
3.00%, 11/20/2060 65 37
3.40%, 03/22/2041 715 540
3.55%, 03/22/2051 815 570
3.70%, 03/22/2061 480 323
3.85%, 11/01/2042 90 71
4.02%, 12/03/2029 400 392
4.13%, 03/16/2027 600 598
4.33%, 09/21/2028 510 509
4.40%, 11/01/2034 300 281
4.50%, 08/10/2033 300 287
4.67%, 03/15/2055 345 284
4.81%, 03/15/2039 75 69
4.86%, 08/21/2046 300 262
5.25%, 04/02/2035 350 349
Vodafone Group PLC
4.25%, 09/17/2050 250 189
5.63%, 02/10/2053 160 147
5.75%, 06/28/2054 330 309
5.88%, 06/28/2064 205 192
6.15%, 02/27/2037 86 91
$ 25,743
Transportation - 0 .43%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 600 387
3.55%, 02/15/2050 155 111
4.15%, 04/01/2045 200 164
4.40%, 03/15/2042 30 26
4.45%, 01/15/2053 40 33
5.20%, 04/15/2054 160 148
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
5.40%, 06/01/2041 $ 360 $ 349
5.50%, 03/15/2055 330 319
Canadian National Railway Co
4.38%, 09/18/2034 305 289
Canadian Pacific Railway Co
1.75%, 12/02/2026 145 139
3.10%, 12/02/2051 450 288
4.80%, 03/30/2030 405 408
6.13%, 09/15/2115 75 73
CSX Corp
2.40%, 02/15/2030 60 55
3.35%, 09/15/2049 60 41
3.80%, 03/01/2028 75 74
3.80%, 04/15/2050 700 517
4.30%, 03/01/2048 200 162
4.50%, 11/15/2052 160 132
4.90%, 03/15/2055 335 292
5.20%, 11/15/2033
(d)
160 162
FedEx Corp
3.10%, 08/05/2029
(i)
800 748
3.88%, 08/01/2042
(i)
30 22
4.55%, 04/01/2046
(i)
420 333
5.10%, 01/15/2044
(i)
295 252
Norfolk Southern Corp
2.30%, 05/15/2031 60 52
2.55%, 11/01/2029 150 138
2.90%, 08/25/2051 60 37
3.94%, 11/01/2047 192 145
4.05%, 08/15/2052 200 150
4.45%, 03/01/2033 160 154
4.55%, 06/01/2053 455 373
4.84%, 10/01/2041 180 161
5.35%, 08/01/2054 125 117
Ryder System Inc
2.90%, 12/01/2026 150 146
4.30%, 06/15/2027 20 20
4.95%, 09/01/2029 290 291
Union Pacific Corp
2.38%, 05/20/2031 710 630
2.80%, 02/14/2032 110 98
2.89%, 04/06/2036 140 114
2.97%, 09/16/2062 90 51
3.20%, 05/20/2041 60 45
3.38%, 02/14/2042 65 49
3.80%, 10/01/2051 310 227
3.80%, 04/06/2071 590 391
3.84%, 03/20/2060 220 154
4.00%, 04/15/2047 250 195
4.50%, 01/20/2033 130 127
4.95%, 09/09/2052 130 116
5.60%, 12/01/2054 145 140
United Parcel Service Inc
2.50%, 09/01/2029 125 116
3.40%, 09/01/2049 180 122
4.65%, 10/15/2030 155 155
4.88%, 03/03/2033 410 410
4.88%, 11/15/2040 30 28
5.05%, 03/03/2053 410 362
5.15%, 05/22/2034 130 131
5.50%, 05/22/2054 130 123
5.95%, 05/14/2055 155 154
6.20%, 01/15/2038 200 213
$ 11,459

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing - 0 .02%
GATX Corp
1.90%, 06/01/2031 $ 115 $ 96
5.50%, 06/15/2035 315 313
$ 409
Water - 0 .05%
American Water Capital Corp
2.30%, 06/01/2031 360 313
3.25%, 06/01/2051 300 197
3.75%, 09/01/2047 340 251
4.45%, 06/01/2032 130 127
6.59%, 10/15/2037 13 14
Essential Utilities Inc
2.40%, 05/01/2031
(d)
360 313
5.30%, 05/01/2052 65 57
5.38%, 01/15/2034 135 135
$ 1,407
TOTAL BONDS $ 712,762
MUNICIPAL BONDS - 0 .11%
Principal
Amount (000's) Value (000's)
California - 0 .03%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 180
6.91%, 10/01/2050 125 137
California State University
2.98%, 11/01/2051 155 99
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 21
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 21
State of California
3.50%, 04/01/2028 115 113
7.30%, 10/01/2039 300 341
$ 912
Georgia - 0 .00%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 145 154
Illinois - 0 .04%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 277 303
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 30 31
State of Illinois
5.10%, 06/01/2033 659 655
$ 989
New Jersey - 0 .02%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
250 263
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 156
$ 419
New York - 0 .01%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 202
Ohio - 0 .00%
Ohio State University/The
4.91%, 06/01/2040 50 48
Texas - 0 .01%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 26
State of Texas
4.68%, 04/01/2040 160 151
$ 177
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin - 0 .00%
State of Wisconsin (credit support from Assured
Guaranty )
5.70%, 05/01/2026
(j)
$ 75 $ 76
TOTAL MUNICIPAL BONDS $ 2,977
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 70 .20%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .25%
2.00%, 09/01/2031 $ 47 $ 45
2.00%, 12/01/2031 55 52
2.50%, 01/01/2031 97 93
2.50%, 02/01/2031 97 94
2.50%, 12/01/2031 173 165
2.50%, 01/01/2032 186 178
2.50%, 03/01/2032 58 55
2.50%, 11/01/2036 41 38
3.00%, 11/01/2028 55 54
3.00%, 04/01/2029 49 48
3.00%, 09/01/2029 49 48
3.00%, 10/01/2029 75 73
3.00%, 11/01/2029 35 34
3.00%, 01/01/2030 32 31
3.00%, 11/01/2030 35 34
3.00%, 03/01/2031 22 22
3.00%, 05/01/2032 113 109
3.00%, 03/01/2033 47 45
3.00%, 04/01/2033 18 18
3.00%, 09/01/2036 34 32
3.00%, 09/01/2036 62 58
3.00%, 02/01/2037 67 63
3.00%, 10/01/2042 142 126
3.00%, 11/01/2042 228 203
3.00%, 02/01/2043 222 197
3.00%, 08/01/2043 284 253
3.00%, 09/01/2043 60 53
3.00%, 10/01/2043 47 42
3.00%, 01/01/2045 54 47
3.00%, 06/01/2046 106 93
3.00%, 10/01/2046 72 63
3.00%, 02/01/2047 118 103
3.50%, 12/01/2031 69 68
3.50%, 05/01/2034 26 26
3.50%, 11/01/2034 33 32
3.50%, 01/01/2035 72 70
3.50%, 04/01/2037 27 26
3.50%, 06/01/2042 179 166
3.50%, 02/01/2045 36 33
3.50%, 03/01/2045 96 88
3.50%, 06/01/2045 103 94
3.50%, 06/01/2046 127 115
4.00%, 12/01/2030 6 6
4.00%, 11/01/2033 49 49
4.00%, 07/01/2034 35 34
4.00%, 04/01/2038 67 65
4.00%, 12/01/2040 78 74
4.00%, 02/01/2044 64 60
4.00%, 04/01/2044 74 70
4.00%, 07/01/2044 91 85
4.00%, 09/01/2044 32 30
4.00%, 11/01/2044 115 108
4.00%, 01/01/2045 100 94
4.00%, 08/01/2045 139 130
4.00%, 12/01/2045 23 22
4.00%, 02/01/2046 37 35
4.00%, 05/01/2046 83 77
4.50%, 10/01/2030 26 26
4.50%, 05/01/2031 3 3
4.50%, 05/01/2049 1,651 1,585
5.50%, 06/01/2034 39 39

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.50%, 07/01/2038 $ 46 $ 47
5.50%, 07/01/2038 38 39
5.50%, 12/01/2038 77 79
5.50%, 10/01/2039 131 133
5.50%, 06/01/2041 50 51
6.00%, 04/01/2038 227 236
6.00%, 11/01/2038 47 49
$ 6,513
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 19 .02%
1.50%, 12/01/2035 1,844 1,626
1.50%, 03/01/2036 1,069 939
1.50%, 05/01/2036 1,164 1,029
1.50%, 05/01/2036 3,729 3,278
1.50%, 11/01/2036 815 718
1.50%, 12/01/2036 2,051 1,800
1.50%, 05/01/2037 738 647
1.50%, 11/01/2050 742 551
1.50%, 01/01/2051 3,465 2,559
1.50%, 06/01/2051 1,620 1,199
2.00%, 09/01/2029 76 74
2.00%, 05/01/2030 31 30
2.00%, 12/01/2031 76 71
2.00%, 02/01/2032 50 47
2.00%, 02/01/2036 1,286 1,164
2.00%, 02/01/2036 2,858 2,596
2.00%, 03/01/2036 2,321 2,108
2.00%, 04/01/2036 4,143 3,791
2.00%, 05/01/2036 823 748
2.00%, 09/01/2036 2,884 2,610
2.00%, 02/01/2037 5,867 5,316
2.00%, 11/01/2041 5,835 4,915
2.00%, 05/01/2042 2,519 2,112
2.00%, 12/01/2050 13,638 10,698
2.00%, 02/01/2051 7,118 5,574
2.00%, 02/01/2051 9,603 7,516
2.00%, 02/01/2051 1,988 1,569
2.00%, 02/01/2051 1,680 1,315
2.00%, 03/01/2051 3,984 3,116
2.00%, 04/01/2051 2,102 1,664
2.00%, 04/01/2051 4,845 3,827
2.00%, 04/01/2051 10,803 8,532
2.00%, 04/01/2051 7,221 5,686
2.00%, 06/01/2051 1,844 1,442
2.00%, 07/01/2051 10,606 8,286
2.00%, 09/01/2051 2,707 2,110
2.00%, 10/01/2051 3,633 2,850
2.00%, 10/01/2051 2,301 1,818
2.00%, 11/01/2051 1,702 1,326
2.00%, 11/01/2051 1,555 1,228
2.00%, 12/01/2051 2,506 1,973
2.00%, 12/01/2051 5,205 4,098
2.00%, 12/01/2051 3,114 2,443
2.00%, 01/01/2052 1,960 1,540
2.00%, 01/01/2052 10,813 8,540
2.00%, 01/01/2052 4,368 3,404
2.00%, 02/01/2052 2,690 2,100
2.00%, 03/01/2052 4,406 3,466
2.00%, 04/01/2052 1,972 1,562
2.00%, 04/01/2052 9,882 7,783
2.00%, 04/01/2052 1,180 933
2.50%, 01/01/2028 23 22
2.50%, 11/01/2028 75 73
2.50%, 09/01/2029 54 52
2.50%, 05/01/2030 71 68
2.50%, 08/01/2030 100 96
2.50%, 03/01/2031 77 74
2.50%, 11/01/2031 181 173
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 12/01/2031 $ 34 $ 33
2.50%, 01/01/2032 51 49
2.50%, 03/01/2032 61 59
2.50%, 07/01/2033 6 5
2.50%, 02/01/2035 902 842
2.50%, 06/01/2035 1,938 1,794
2.50%, 10/01/2036 42 38
2.50%, 10/01/2036 18 16
2.50%, 12/01/2036 54 50
2.50%, 01/01/2037 3,449 3,203
2.50%, 04/01/2037 1,046 972
2.50%, 04/01/2042 3,910 3,381
2.50%, 01/01/2043 47 41
2.50%, 05/01/2043 73 63
2.50%, 10/01/2043 59 51
2.50%, 08/01/2046 38 32
2.50%, 12/01/2046 65 54
2.50%, 12/01/2046 101 85
2.50%, 08/01/2050 4,126 3,424
2.50%, 09/01/2050 1,311 1,082
2.50%, 10/01/2050 587 484
2.50%, 11/01/2050 566 468
2.50%, 02/01/2051 5,416 4,509
2.50%, 02/01/2051 1,985 1,639
2.50%, 07/01/2051 547 449
2.50%, 07/01/2051 802 659
2.50%, 07/01/2051 7,366 6,066
2.50%, 07/01/2051 1,119 925
2.50%, 08/01/2051 984 804
2.50%, 09/01/2051 1,649 1,356
2.50%, 10/01/2051 4,454 3,641
2.50%, 11/01/2051 5,334 4,426
2.50%, 11/01/2051 2,358 1,952
2.50%, 01/01/2052 1,577 1,300
2.50%, 02/01/2052 3,017 2,466
2.50%, 02/01/2052 2,564 2,102
2.50%, 02/01/2052 1,144 943
2.50%, 02/01/2052 1,946 1,608
2.50%, 02/01/2052 1,938 1,603
2.50%, 02/01/2052 10,231 8,456
2.50%, 03/01/2052 1,990 1,639
2.50%, 03/01/2052 9,917 8,180
2.50%, 04/01/2052 7,082 5,839
2.50%, 04/01/2052 9,518 7,840
2.50%, 05/01/2052 2,786 2,305
3.00%, 04/01/2027 12 12
3.00%, 01/01/2029 19 18
3.00%, 02/01/2029 22 22
3.00%, 12/01/2029 21 20
3.00%, 12/01/2029 15 15
3.00%, 01/01/2030 120 117
3.00%, 01/01/2030 99 96
3.00%, 06/01/2030 62 61
3.00%, 09/01/2030 27 26
3.00%, 10/01/2030 112 109
3.00%, 11/01/2030 106 104
3.00%, 12/01/2030 22 22
3.00%, 03/01/2031 71 69
3.00%, 04/01/2031 24 23
3.00%, 09/01/2031 121 117
3.00%, 12/01/2031 51 50
3.00%, 01/01/2033 16 15
3.00%, 04/01/2033 16 16
3.00%, 08/01/2034 158 151
3.00%, 05/01/2035 175 165
3.00%, 05/01/2037 2,693 2,563
3.00%, 06/01/2040 347 321

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 04/01/2043 $ 108 $ 96
3.00%, 05/01/2043 250 222
3.00%, 05/01/2043 79 70
3.00%, 05/01/2043 49 44
3.00%, 07/01/2043 256 227
3.00%, 07/01/2043 51 45
3.00%, 08/01/2043 273 242
3.00%, 10/01/2043 153 136
3.00%, 11/01/2043 69 61
3.00%, 01/01/2045 345 307
3.00%, 05/01/2046 44 39
3.00%, 10/01/2046 299 261
3.00%, 10/01/2049 1,472 1,268
3.00%, 11/01/2049 1,227 1,063
3.00%, 11/01/2049 1,683 1,448
3.00%, 03/01/2050 2,677 2,313
3.00%, 02/01/2052 1,986 1,723
3.00%, 03/01/2052 1,705 1,453
3.00%, 03/01/2052 401 347
3.00%, 03/01/2052 6,284 5,391
3.00%, 04/01/2052 1,702 1,475
3.00%, 05/01/2052 2,739 2,370
3.00%, 05/01/2052 3,452 2,941
3.00%, 05/01/2052 6,496 5,542
3.00%, 05/01/2052 10,318 8,862
3.00%, 06/01/2052 6,980 6,003
3.50%, 12/01/2026 14 14
3.50%, 03/01/2029 46 45
3.50%, 09/01/2029 43 42
3.50%, 11/01/2030 42 41
3.50%, 04/01/2032 7 6
3.50%, 07/01/2032 6 6
3.50%, 09/01/2032 6 6
3.50%, 12/01/2032 779 764
3.50%, 10/01/2033 4 4
3.50%, 05/01/2034 22 21
3.50%, 06/01/2034 15 15
3.50%, 07/01/2034 95 92
3.50%, 10/01/2034 25 24
3.50%, 02/01/2036 28 27
3.50%, 02/01/2037 22 21
3.50%, 05/01/2037 30 28
3.50%, 05/01/2037 1,376 1,340
3.50%, 03/01/2041 11 11
3.50%, 03/01/2042 26 24
3.50%, 06/01/2042 152 138
3.50%, 07/01/2042 26 24
3.50%, 04/01/2043 207 191
3.50%, 05/01/2043 140 130
3.50%, 08/01/2043 151 139
3.50%, 01/01/2044 51 47
3.50%, 01/01/2044 640 592
3.50%, 10/01/2044 77 70
3.50%, 12/01/2044 138 126
3.50%, 11/01/2045 100 91
3.50%, 12/01/2045 12 11
3.50%, 12/01/2045 124 113
3.50%, 01/01/2046 153 139
3.50%, 03/01/2046 37 34
3.50%, 12/01/2046 112 102
3.50%, 01/01/2048 734 662
3.50%, 08/01/2049 818 734
3.50%, 11/01/2049 1,622 1,470
3.50%, 12/01/2049 1,180 1,075
3.50%, 01/01/2050 5,656 5,072
3.50%, 04/01/2052 4,449 3,970
3.50%, 05/01/2052 2,349 2,110
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 06/01/2052 $ 1,304 $ 1,160
3.50%, 07/01/2052 9,538 8,605
3.50%, 07/01/2052 845 750
3.50%, 08/01/2052 3,389 3,037
3.50%, 10/01/2052 2,533 2,250
4.00%, 04/01/2029 2 2
4.00%, 12/01/2030 3 3
4.00%, 03/01/2031 33 33
4.00%, 11/01/2031 4 4
4.00%, 11/01/2033 1 1
4.00%, 11/01/2033 86 85
4.00%, 10/01/2034 51 50
4.00%, 02/01/2036 86 84
4.00%, 01/01/2037 28 27
4.00%, 10/01/2037 551 534
4.00%, 10/01/2037 39 39
4.00%, 03/01/2038 15 14
4.00%, 07/01/2038 54 53
4.00%, 12/01/2038 38 37
4.00%, 01/01/2039 50 48
4.00%, 01/01/2041 34 33
4.00%, 02/01/2041 12 11
4.00%, 12/01/2041 53 51
4.00%, 06/01/2042 52 49
4.00%, 06/01/2042 88 84
4.00%, 07/01/2042 268 255
4.00%, 12/01/2042 92 88
4.00%, 09/01/2044 42 40
4.00%, 11/01/2044 40 37
4.00%, 10/01/2049 1,470 1,366
4.00%, 11/01/2049 588 547
4.00%, 04/01/2050 1,187 1,102
4.00%, 05/01/2052 4,250 3,956
4.00%, 08/01/2052 6,483 5,979
4.00%, 08/01/2052 2,767 2,541
4.00%, 09/01/2052 2,663 2,440
4.00%, 01/01/2053 5,126 4,760
4.00%, 05/01/2053 4,387 4,054
4.50%, 06/01/2029 4 5
4.50%, 07/01/2029 1 1
4.50%, 08/01/2030 3 3
4.50%, 01/01/2034 11 11
4.50%, 01/01/2040 745 734
4.50%, 08/01/2052 2,175 2,056
4.50%, 08/01/2052 984 934
4.50%, 10/01/2052 3,284 3,104
4.50%, 10/01/2052 4,844 4,606
4.50%, 01/01/2053 1,544 1,465
4.50%, 05/01/2053 4,732 4,490
4.50%, 07/01/2053 5,357 5,104
5.00%, 08/01/2039 692 693
5.00%, 12/01/2039 492 492
5.00%, 07/01/2052 2,433 2,378
5.00%, 08/01/2052 1,951 1,908
5.00%, 11/01/2052 4,138 4,046
5.00%, 04/01/2053 1,704 1,667
5.00%, 04/01/2053 6,237 6,053
5.00%, 05/01/2053 5,127 5,015
5.00%, 06/01/2053 2,595 2,536
5.00%, 10/01/2053 2,457 2,409
5.00%, 05/01/2054 1,013 985
5.00%, 11/01/2054 4,118 4,014
5.00%, 12/01/2054 3,402 3,308
5.50%, 03/01/2038 43 43
5.50%, 05/01/2038 51 52
5.50%, 06/01/2038 69 71
5.50%, 09/01/2038 107 109

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 11/01/2038 $ 58 $ 59
5.50%, 04/01/2039 56 58
5.50%, 04/01/2040 37 37
5.50%, 03/01/2053 3,295 3,291
5.50%, 07/01/2053 1,318 1,316
5.50%, 07/01/2053 5,869 5,922
5.50%, 08/01/2053 2,105 2,097
5.50%, 08/01/2053 5,617 5,592
5.50%, 04/01/2054 3,214 3,208
5.50%, 06/01/2054 4,242 4,227
5.50%, 08/01/2054 1,473 1,471
5.50%, 08/01/2054 4,722 4,681
5.50%, 10/01/2054 3,825 3,817
5.50%, 02/01/2055 4,429 4,410
6.00%, 10/01/2036 42 44
6.00%, 01/01/2053 4,629 4,736
6.00%, 05/01/2053 1,450 1,473
6.00%, 10/01/2053 2,573 2,609
6.00%, 10/01/2053 2,980 3,043
6.00%, 11/01/2053 3,203 3,261
6.00%, 03/01/2054 1,933 1,963
6.00%, 07/01/2054 1,914 1,945
6.00%, 07/01/2054 2,765 2,814
6.00%, 08/01/2054 2,803 2,854
6.00%, 09/01/2054 5,717 5,806
6.00%, 09/01/2054 3,990 4,058
6.00%, 07/01/2055
(k)
2,500 2,521
6.50%, 01/01/2054 2,756 2,859
6.50%, 01/01/2054 4,505 4,658
6.50%, 02/01/2054 2,765 2,863
6.50%, 05/01/2054 2,334 2,412
6.50%, 07/01/2055
(k)
7,550 7,745
$ 501,801
Government National Mortgage Association (GNMA) - 6 .22%
2.00%, 08/20/2050 1,967 1,580
2.00%, 01/20/2051 2,424 1,948
2.00%, 02/20/2051 7,270 5,841
2.00%, 05/20/2051 5,532 4,445
2.00%, 07/20/2051 8,909 7,158
2.00%, 08/20/2051 571 459
2.00%, 11/20/2051 2,248 1,807
2.50%, 06/20/2027 15 15
2.50%, 12/20/2030 27 26
2.50%, 03/20/2031 47 45
2.50%, 07/20/2043 62 54
2.50%, 12/20/2046 149 128
2.50%, 01/20/2047 48 42
2.50%, 06/20/2050 2,287 1,924
2.50%, 04/20/2051 2,457 2,059
2.50%, 05/20/2051 7,669 6,427
2.50%, 07/20/2051 9,477 7,944
2.50%, 09/20/2051 7,793 6,532
3.00%, 02/15/2027 7 6
3.00%, 08/20/2029 16 16
3.00%, 09/20/2029 20 20
3.00%, 07/20/2030 18 18
3.00%, 01/20/2031 22 21
3.00%, 07/20/2032 26 25
3.00%, 03/20/2043 199 175
3.00%, 03/20/2043 42 38
3.00%, 04/20/2043 268 240
3.00%, 06/20/2043 238 213
3.00%, 08/20/2043 258 231
3.00%, 12/15/2044 25 22
3.00%, 01/15/2045 21 19
3.00%, 01/15/2045 25 22
3.00%, 02/20/2045 23 20
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 05/20/2045 $ 147 $ 131
3.00%, 06/20/2045 60 53
3.00%, 07/20/2045 440 390
3.00%, 12/20/2045 104 92
3.00%, 01/20/2046 46 40
3.00%, 03/20/2046 183 162
3.00%, 04/20/2046 400 354
3.00%, 05/20/2046 297 263
3.00%, 06/20/2046 288 255
3.00%, 07/20/2046 656 580
3.00%, 08/20/2046 273 241
3.00%, 09/20/2046 204 181
3.00%, 10/20/2046 156 137
3.00%, 12/15/2046 61 54
3.00%, 07/20/2051 1,080 942
3.00%, 09/20/2051 7,130 6,216
3.00%, 12/20/2051 9,461 8,248
3.50%, 05/20/2042 63 58
3.50%, 06/20/2042 65 59
3.50%, 07/20/2042 253 232
3.50%, 09/20/2042 195 179
3.50%, 10/20/2042 141 129
3.50%, 11/20/2042 124 113
3.50%, 12/20/2042 129 119
3.50%, 01/20/2043 214 196
3.50%, 02/20/2043 341 312
3.50%, 03/20/2043 230 210
3.50%, 04/15/2043 80 73
3.50%, 04/20/2043 152 137
3.50%, 05/20/2043 101 92
3.50%, 07/20/2043 130 119
3.50%, 08/20/2043 312 286
3.50%, 09/20/2043 225 206
3.50%, 10/20/2043 105 96
3.50%, 09/20/2044 85 78
3.50%, 10/20/2044 98 90
3.50%, 11/20/2044 94 85
3.50%, 12/20/2044 97 88
3.50%, 01/20/2045 93 85
3.50%, 02/20/2045 127 115
3.50%, 03/15/2045 24 22
3.50%, 03/20/2045 158 144
3.50%, 04/15/2045 8 8
3.50%, 04/20/2045 152 136
3.50%, 04/20/2045 94 85
3.50%, 05/20/2045 155 140
3.50%, 06/20/2045 24 22
3.50%, 07/20/2045 132 119
3.50%, 08/20/2045 145 131
3.50%, 09/20/2045 137 124
3.50%, 10/20/2045 124 112
3.50%, 11/20/2045 222 201
3.50%, 12/20/2045 161 146
3.50%, 02/20/2046 132 119
3.50%, 08/15/2046 26 24
3.50%, 09/15/2046 65 58
3.50%, 07/20/2047 2,994 2,702
3.50%, 01/15/2048 35 31
3.50%, 01/20/2048 1,714 1,545
3.50%, 02/20/2048 3,959 3,569
3.50%, 08/20/2048 1,360 1,226
3.50%, 09/15/2048 77 71
3.50%, 04/20/2052 1,347 1,202
4.00%, 11/20/2043 178 168
4.00%, 02/20/2044 73 69
4.00%, 05/15/2044 65 61
4.00%, 05/20/2044 41 39
4.00%, 07/20/2044 12 12

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 08/20/2044 $ 93 $ 87
4.00%, 09/20/2044 83 77
4.00%, 10/20/2044 301 281
4.00%, 11/15/2044 41 38
4.00%, 11/20/2044 59 55
4.00%, 12/20/2044 111 104
4.00%, 01/20/2045 48 45
4.00%, 03/20/2045 74 69
4.00%, 08/20/2045 80 75
4.00%, 09/15/2045 9 9
4.00%, 09/20/2045 95 89
4.00%, 10/20/2045 120 113
4.00%, 11/20/2045 165 155
4.00%, 12/15/2045 27 25
4.00%, 01/20/2046 193 180
4.00%, 02/20/2046 31 29
4.00%, 04/20/2046 115 107
4.00%, 10/20/2046 33 31
4.00%, 11/20/2046 151 141
4.00%, 01/20/2047 9 8
4.00%, 02/20/2047 137 127
4.00%, 03/20/2047 93 86
4.00%, 05/20/2047 31 29
4.00%, 11/20/2047 205 190
4.00%, 03/20/2049 513 475
4.00%, 05/20/2049 655 604
4.00%, 04/20/2052 7,171 6,595
4.50%, 03/15/2039 68 66
4.50%, 03/15/2040 74 72
4.50%, 07/15/2040 88 85
4.50%, 02/20/2041 16 15
4.50%, 03/20/2041 11 10
4.50%, 05/15/2045 7 7
4.50%, 12/20/2046 111 108
4.50%, 10/15/2047 60 59
4.50%, 02/20/2049 2,524 2,414
4.50%, 05/20/2052 985 935
4.50%, 08/20/2052 303 288
4.50%, 09/20/2052 8,367 7,944
4.50%, 06/20/2053 2,905 2,750
5.00%, 07/20/2038 51 50
5.00%, 04/20/2039 37 37
5.00%, 01/20/2045 59 59
5.00%, 02/20/2046 22 22
5.00%, 12/20/2046 45 45
5.00%, 08/20/2048 14 14
5.00%, 10/20/2048 53 52
5.00%, 12/20/2052 893 871
5.00%, 01/20/2053 5,862 5,703
5.00%, 02/20/2053 1,358 1,321
5.00%, 04/20/2053 2,747 2,677
5.00%, 10/20/2053 5,561 5,412
5.50%, 03/15/2038 46 47
5.50%, 02/15/2039 40 41
5.50%, 06/15/2040 81 82
5.50%, 07/20/2044 41 42
5.50%, 09/20/2044 62 63
5.50%, 12/20/2048 8 8
5.50%, 03/20/2053 840 837
5.50%, 08/20/2053 824 820
5.50%, 07/20/2055
(k)
21,100 20,928
6.00%, 07/20/2053 4,170 4,235
6.00%, 07/20/2055
(k)
7,100 7,157
6.50%, 12/20/2052 5,471 5,607
$ 164,009
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 44 .71%
0.38%, 07/31/2027 $ 6,345 $ 5,885
0.38%, 09/30/2027 5,215 4,812
0.50%, 04/30/2027 14,200 13,314
0.50%, 05/31/2027 4,955 4,633
0.50%, 06/30/2027 3,790 3,535
0.50%, 08/31/2027 7,780 7,218
0.50%, 10/31/2027 5,120 4,724
0.63%, 07/31/2026 6,055 5,818
0.63%, 03/31/2027 3,635 3,425
0.63%, 11/30/2027 7,625 7,041
0.63%, 12/31/2027 6,650 6,123
0.63%, 05/15/2030 21,605 18,378
0.63%, 08/15/2030 15,065 12,696
0.75%, 08/31/2026 13,290 12,758
0.75%, 01/31/2028 10,210 9,409
0.88%, 06/30/2026 4,470 4,318
0.88%, 09/30/2026 6,920 6,639
0.88%, 11/15/2030 13,310 11,275
1.00%, 07/31/2028 8,595 7,865
1.13%, 10/31/2026 5,395 5,181
1.13%, 02/28/2027 605 576
1.13%, 02/29/2028 5,245 4,873
1.13%, 08/31/2028 7,015 6,430
1.13%, 02/15/2031 12,680 10,832
1.13%, 05/15/2040 3,250 1,974
1.13%, 08/15/2040 3,885 2,335
1.25%, 11/30/2026 8,500 8,163
1.25%, 12/31/2026 9,625 9,225
1.25%, 03/31/2028 6,615 6,154
1.25%, 04/30/2028 10,140 9,415
1.25%, 05/31/2028 8,310 7,699
1.25%, 06/30/2028 9,680 8,950
1.25%, 09/30/2028 5,880 5,399
1.25%, 08/15/2031 10,095 8,526
1.25%, 05/15/2050 10,980 5,129
1.38%, 08/31/2026 4,375 4,233
1.38%, 10/31/2028 8,830 8,125
1.38%, 12/31/2028 7,435 6,815
1.38%, 11/15/2031 11,485 9,699
1.38%, 11/15/2040 4,490 2,800
1.38%, 08/15/2050 4,950 2,374
1.50%, 08/15/2026 23,765 23,050
1.50%, 01/31/2027 1,475 1,417
1.50%, 11/30/2028 6,840 6,309
1.50%, 02/15/2030 12,175 10,908
1.63%, 09/30/2026 495 480
1.63%, 10/31/2026 13,835 13,385
1.63%, 11/30/2026 2,925 2,825
1.63%, 08/15/2029 15,815 14,440
1.63%, 05/15/2031 11,030 9,610
1.63%, 11/15/2050 7,265 3,730
1.75%, 12/31/2026 2,055 1,985
1.75%, 01/31/2029 14,125 13,095
1.75%, 11/15/2029 2,360 2,153
1.75%, 08/15/2041 8,245 5,356
1.88%, 06/30/2026 3,625 3,539
1.88%, 07/31/2026 1,340 1,306
1.88%, 02/28/2027 7,160 6,911
1.88%, 02/28/2029 5,360 4,985
1.88%, 02/15/2032 10,485 9,093
1.88%, 02/15/2041 5,820 3,920
1.88%, 02/15/2051 6,040 3,305
1.88%, 11/15/2051 9,395 5,090
2.00%, 11/15/2026 3,845 3,736
2.00%, 11/15/2041 5,285 3,562
2.00%, 02/15/2050 3,950 2,262
2.00%, 08/15/2051 10,165 5,711
2.25%, 02/15/2027 5,635 5,477

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.25%, 08/15/2027 $ 4,875 $ 4,707
2.25%, 11/15/2027 6,555 6,306
2.25%, 05/15/2041 6,930 4,933
2.25%, 08/15/2046 4,160 2,662
2.25%, 08/15/2049 6,550 4,007
2.25%, 02/15/2052 6,160 3,668
2.38%, 05/15/2027 4,230 4,108
2.38%, 03/31/2029 6,075 5,745
2.38%, 05/15/2029 6,050 5,712
2.38%, 02/15/2042 6,020 4,289
2.38%, 11/15/2049 3,305 2,075
2.38%, 05/15/2051 6,765 4,186
2.50%, 03/31/2027 7,945 7,746
2.50%, 02/15/2045 2,425 1,669
2.50%, 02/15/2046 2,375 1,609
2.50%, 05/15/2046 1,125 760
2.63%, 05/31/2027 3,865 3,770
2.63%, 02/15/2029 7,695 7,358
2.63%, 07/31/2029 2,255 2,143
2.75%, 04/30/2027 4,420 4,325
2.75%, 07/31/2027 13,665 13,343
2.75%, 02/15/2028 8,515 8,270
2.75%, 05/31/2029 2,500 2,393
2.75%, 08/15/2032 11,730 10,686
2.75%, 08/15/2042 739 554
2.75%, 11/15/2042 1,090 813
2.75%, 11/15/2047 1,605 1,115
2.88%, 05/15/2028 3,870 3,763
2.88%, 08/15/2028 6,250 6,061
2.88%, 04/30/2029 4,605 4,433
2.88%, 05/15/2032 10,200 9,406
2.88%, 05/15/2043 2,880 2,175
2.88%, 08/15/2045 2,575 1,882
2.88%, 11/15/2046 600 432
2.88%, 05/15/2049 4,490 3,149
2.88%, 05/15/2052 1,405 965
3.00%, 05/15/2042 1,705 1,334
3.00%, 11/15/2044 4,710 3,548
3.00%, 05/15/2045 2,280 1,708
3.00%, 11/15/2045 1,095 816
3.00%, 02/15/2047 3,175 2,333
3.00%, 05/15/2047 4,345 3,184
3.00%, 02/15/2048 3,415 2,480
3.00%, 08/15/2048 1,210 875
3.00%, 02/15/2049 3,190 2,297
3.00%, 08/15/2052 4,610 3,251
3.13%, 11/15/2028 11,250 10,973
3.13%, 08/31/2029 3,010 2,915
3.13%, 11/15/2041 7,350 5,906
3.13%, 02/15/2042 1,140 912
3.13%, 02/15/2043 815 642
3.13%, 08/15/2044 2,320 1,790
3.13%, 05/15/2048 1,030 764
3.25%, 06/30/2027 5,950 5,875
3.25%, 06/30/2029 4,380 4,269
3.25%, 05/15/2042 5,235 4,246
3.38%, 05/15/2033 9,200 8,661
3.38%, 08/15/2042 3,025 2,490
3.38%, 11/15/2048 6,675 5,162
3.50%, 01/31/2028 3,970 3,933
3.50%, 04/30/2028 3,820 3,782
3.50%, 01/31/2030 7,810 7,658
3.50%, 04/30/2030 3,395 3,323
3.50%, 02/15/2033 8,390 7,990
3.50%, 02/15/2039 1,130 1,001
3.63%, 03/31/2028 3,180 3,160
3.63%, 08/31/2029 2,540 2,509
3.63%, 03/31/2030 6,730 6,628
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.63%, 08/15/2043 $ 2,410 $ 2,033
3.63%, 02/15/2044 1,245 1,045
3.63%, 02/15/2053 2,325 1,857
3.63%, 05/15/2053 7,665 6,115
3.75%, 12/31/2028 6,315 6,284
3.75%, 05/31/2030 2,265 2,241
3.75%, 06/30/2030 800 791
3.75%, 08/31/2031 9,060 8,881
3.75%, 08/15/2041 2,175 1,912
3.75%, 11/15/2043 1,250 1,071
3.88%, 11/30/2027 4,725 4,725
3.88%, 12/31/2027 5,365 5,366
3.88%, 03/15/2028 5,120 5,123
3.88%, 09/30/2029 6,260 6,244
3.88%, 11/30/2029 2,300 2,293
3.88%, 08/15/2033 10,405 10,121
3.88%, 08/15/2034 11,485 11,065
3.88%, 08/15/2040 1,350 1,217
3.88%, 02/15/2043 2,125 1,867
3.88%, 05/15/2043 1,060 929
4.00%, 02/29/2028 1,715 1,721
4.00%, 01/31/2029 2,680 2,688
4.00%, 07/31/2029 5,130 5,144
4.00%, 02/28/2030 12,340 12,367
4.00%, 07/31/2030 5,145 5,146
4.00%, 01/31/2031 7,695 7,676
4.00%, 04/30/2032 8,705 8,619
4.00%, 02/15/2034 11,750 11,481
4.00%, 11/15/2042 3,490 3,125
4.00%, 11/15/2052 8,460 7,240
4.13%, 06/15/2026 10,165 10,163
4.13%, 09/30/2027 6,975 7,013
4.13%, 10/31/2027 4,750 4,776
4.13%, 11/15/2027 2,145 2,157
4.13%, 03/31/2029 5,800 5,843
4.13%, 10/31/2029 1,000 1,007
4.13%, 11/30/2029 10,715 10,796
4.13%, 10/31/2031 4,015 4,015
4.13%, 11/30/2031 6,155 6,152
4.13%, 02/29/2032 5,270 5,261
4.13%, 03/31/2032 125 125
4.13%, 11/15/2032 8,815 8,776
4.13%, 08/15/2044 2,735 2,458
4.13%, 08/15/2053 3,930 3,436
4.25%, 11/30/2026 2,525 2,534
4.25%, 03/15/2027 4,660 4,684
4.25%, 02/28/2029 6,355 6,430
4.25%, 06/30/2029 5,900 5,971
4.25%, 02/28/2031 2,640 2,666
4.25%, 06/30/2031 4,620 4,659
4.25%, 11/15/2034 9,360 9,268
4.25%, 05/15/2039 3,400 3,252
4.25%, 11/15/2040 1,088 1,023
4.25%, 02/15/2054 3,315 2,961
4.25%, 08/15/2054 5,895 5,271
4.38%, 07/31/2026 1,785 1,790
4.38%, 08/15/2026 1,610 1,615
4.38%, 08/31/2028 3,915 3,973
4.38%, 05/15/2034 10,690 10,720
4.38%, 02/15/2038 495 486
4.38%, 11/15/2039 700 674
4.38%, 05/15/2040 1,995 1,916
4.38%, 05/15/2041 5,250 4,995
4.38%, 08/15/2043 1,645 1,539
4.50%, 07/15/2026 16,330 16,398
4.50%, 05/15/2027 4,445 4,493
4.50%, 11/15/2033 9,935 10,083
4.50%, 02/15/2036 1,630 1,650

Schedule of Investments
Bond Market Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.50%, 05/15/2038 $ 1,200 $ 1,195
4.50%, 08/15/2039 730 714
4.50%, 02/15/2044 3,835 3,637
4.50%, 11/15/2054 6,070 5,666
4.63%, 06/30/2026 5,225 5,251
4.63%, 11/15/2026 10,695 10,784
4.63%, 06/15/2027 16,890 17,126
4.63%, 09/30/2028 6,215 6,358
4.63%, 04/30/2029 6,920 7,095
4.63%, 09/30/2030 1,460 1,503
4.63%, 04/30/2031 2,775 2,855
4.63%, 05/31/2031 12,215 12,563
4.63%, 02/15/2035 9,265 9,439
4.63%, 02/15/2040 2,745 2,715
4.63%, 05/15/2044 4,030 3,880
4.63%, 11/15/2044 6,255 6,008
4.63%, 05/15/2054 6,335 6,026
4.63%, 02/15/2055 6,445 6,147
4.75%, 02/15/2037 1,250 1,283
4.75%, 02/15/2041 3,264 3,246
4.75%, 02/15/2045 2,710 2,645
4.75%, 11/15/2053 4,430 4,299
4.75%, 05/15/2055 2,385 2,324
5.00%, 05/15/2037 885 927
5.25%, 11/15/2028 409 426
5.25%, 02/15/2029 795 835
5.38%, 02/15/2031 1,100 1,173
5.50%, 08/15/2028 1,115 1,171
6.13%, 11/15/2027 700 737
6.25%, 05/15/2030 1,050 1,156
6.38%, 08/15/2027 1,540 1,621
6.50%, 11/15/2026 1,000 1,040
6.63%, 02/15/2027 450 471
$ 1,179,778
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,852,101
Total Investments $ 2,662,587
Other Assets and Liabilities -  (0.91)% (24,017)
TOTAL NET ASSETS - 100.00% $ 2,638,570
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,706 or
0.18% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,030 or 0.19% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security purchased on a when-issued basis.
(g) Non-income producing security
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,293 or 0.16% of net assets.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Affiliated Securities August 31, 2024 Purchases Sales May 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 71,025 $ 778,821 $ 776,530 $ 73,316
$ 71,025 $ 778,821 $ 776,530 $ 73,316
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 1,945 $ — $ — $ —
$ 1,945 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Capital Securities Fund
May 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .43 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .12%
Invesco Preferred ETF
(a)
121,647 $ 1,335
Money Market Funds - 2 .31%
BlackRock Liquidity FedFund - Institutional Class
4.22%
(b),(c)
1,428,270 1,428
Principal Government Money Market Fund - Class
R-6 4.19%
(b),(c),(d)
25,116,178 25,116
$ 26,544
TOTAL INVESTMENT COMPANIES $ 27,879
PREFERRED STOCKS - 1 .00 % Shares Held Value (000's)
Banks - 0 .56%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(e)
55,739 $ 942
Regions Financial Corp 6.95%, 09/15/2029
(e)
107,520 2,741
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
US Bancorp 5.12%, 07/03/2025
(e)
11,995 246
CME Term Secured Overnight Financing
Rate 3 Month + 0.86%
Wintrust Financial Corp 0.00%, 07/15/2030
(e),(f)
95,600 2,443
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.88%
$ 6,372
Diversified Financial Services - 0 .01%
Affiliated Managers Group Inc 4.20%, 09/30/2061 9,119 135
Affiliated Managers Group Inc 5.88%, 03/30/2059 1,353 27
$ 162
Insurance - 0 .27%
Assurant Inc 5.25%, 01/15/2061 29,885 590
Corebridge Financial Inc 6.38%, 12/15/2064 109,872 2,502
$ 3,092
REITs - 0 .16%
Public Storage 4.10%, 01/13/2027
(e)
5,800 94
Public Storage 5.60%, 07/03/2025
(e)
14,249 323
Rexford Industrial Realty Inc 5.63%, 06/22/2025
(e)
68,660 1,466
$ 1,883
TOTAL PREFERRED STOCKS $ 11,509
BONDS - 97 .34%
Principal
Amount (000's) Value (000's)
Banks - 63 .61%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(g),(h),(i)
$ 1,900 $ 1,916
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(g),(h)
600 577
USD Swap Semi-Annual 5 Year + 3.87%
9.38%, 03/19/2029
(e),(g),(h)
8,500 9,329
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco Santander SA
4.75%, 11/12/2026
(e),(g),(h)
15,400 14,750
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
8.00%, 02/01/2034
(e),(g),(h)
1,000 1,046
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
9.63%, 11/21/2028
(e),(g),(h)
3,000 3,303
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
9.63%, 05/21/2033
(e),(g),(h)
5,000 5,749
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
Bank of America Corp
6.13%, 04/27/2027
(e),(g)
10,304 10,375
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.63%, 05/01/2030
(e),(g)
14,500 14,730
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Montreal
7.30%, 11/26/2084
(g)
$ 2,500 $ 2,502
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
7.70%, 05/26/2084
(g)
7,300 7,530
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(e),(g)
25,000 24,512
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(g)
19,600 18,863
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(g)
7,600 7,020
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
7.35%, 04/27/2085
(g)
3,675 3,686
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
8.00%, 01/27/2084
(g)
525 553
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(g)
3,300 3,477
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
4.38%, 03/15/2028
(e),(g),(h)
18,000 16,430
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
7.63%, 03/15/2035
(e),(g),(h)
1,000 988
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.00%, 03/15/2029
(e),(g),(h)
1,200 1,252
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
9.63%, 12/15/2029
(a),(e),(g),(h)
1,800 1,987
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BNP Paribas SA
4.50%, 02/25/2030
(e),(g),(h),(i)
3,500 3,071
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
4.63%, 02/25/2031
(e),(g),(h),(i)
7,000 6,072
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
7.38%, 08/19/2025
(e),(g),(h),(i)
6,803 6,825
USD Swap Rate NY 5 Year + 5.15%
8.50%, 08/14/2028
(e),(g),(h),(i)
2,000 2,118
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
9.25%, 11/17/2027
(e),(g),(h),(i)
5,000 5,312
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
9.25%, 11/17/2027
(e),(g),(h)
1,400 1,487
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Canadian Imperial Bank of Commerce
6.95%, 01/28/2085
(g)
5,500 5,459
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%

Schedule of Investments
Capital Securities Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc
3.88%, 02/18/2026
(e),(g)
$ 23,583 $ 23,104
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(e),(g)
12,000 11,877
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
6.75%, 02/15/2030
(e),(g)
1,000 989
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.57%
7.00%, 08/15/2034
(e),(g)
4,000 4,105
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%
7.38%, 05/15/2028
(e),(g)
3,600 3,717
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(e),(g)
4,900 4,747
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(e),(g)
10,000 9,976
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
7.70%, 07/06/2025
(e)
3,462 3,431
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
Corestates Capital III
5.16%, 02/15/2027
(i)
10,571 10,568
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
Credit Agricole SA
8.13%, 12/23/2025
(e),(g),(h),(i)
8,932 9,054
USD Swap Semi-Annual 5 Year + 6.19%
Deutsche Bank AG
8.13%, 04/30/2030
(a),(e),(g),(h)
7,000 7,088
USD Secured Overnight Financing Rate
Spread-Adj. ICE Swap Rate 5 Year + 4.36%
Fifth Third Bancorp
4.50%, 09/30/2025
(e),(g)
2,200 2,186
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(e),(g)
7,100 6,868
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(e),(g)
444 436
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
6.85%, 02/10/2030
(e),(g)
1,000 1,008
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
7.38%, 08/10/2025
(e),(g)
1,500 1,508
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
7.50%, 02/10/2029
(a),(e),(g)
1,000 1,046
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
7.50%, 05/10/2029
(e),(g)
12,000 12,497
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(g),(h)
3,000 2,981
USD Swap Rate NY 5 Year + 3.75%
6.50%, 03/23/2028
(e),(g),(h)
500 502
USD Swap Rate NY 5 Year + 3.61%
7.05%, 06/05/2030
(e),(g),(h),(j)
1,000 1,000
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC (continued)
8.00%, 03/07/2028
(a),(e),(g),(h)
$ 5,000 $ 5,213
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(e),(g)
19,200 18,630
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(a),(e),(g)
8,700 8,674
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington Capital II
5.19%, 06/15/2028 2,400 2,277
CME Term Secured Overnight Financing
Rate 3 Month + 0.89%
Huntington National Bank/The
9.61%, 05/06/2030 2,000 2,004
CME Term Secured Overnight Financing
Rate 3 Month + 5.35%
ING Groep NV
5.75%, 11/16/2026
(a),(e),(g),(h)
7,515 7,469
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(e),(g),(h),(i)
7,000 7,022
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
3.65%, 06/01/2026
(e),(g)
15,593 15,206
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
6.50%, 04/01/2030
(e),(g)
6,000 6,081
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
6.88%, 06/01/2029
(e),(g)
7,600 7,924
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KeyCorp
5.00%, 09/15/2026
(e),(g)
3,775 3,704
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital I
5.30%, 07/01/2028 1,500 1,456
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
KeyCorp Capital III
7.75%, 07/15/2029 2,700 2,833
Lloyds Banking Group PLC
6.75%, 09/27/2031
(e),(g),(h)
900 875
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
7.50%, 09/27/2025
(e),(g),(h)
20,150 20,193
USD Swap Rate NY 5 Year + 4.50%
8.00%, 09/27/2029
(a),(e),(g),(h)
2,000 2,102
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(e),(g)
8,000 7,496
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(e),(g)
4,000 3,943
CME Term Secured Overnight Financing
Rate 3 Month + 3.78%

Schedule of Investments
Capital Securities Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC
4.60%, 06/28/2031
(e),(g),(h)
$ 18,000 $ 15,459
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(g),(h)
8,000 7,974
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
Nordea Bank Abp
6.63%, 03/26/2026
(e),(g),(h),(i)
15,600 15,640
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Capital Trust C
5.15%, 06/01/2028 3,000 2,943
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
PNC Financial Services Group Inc/The
6.00%, 05/15/2027
(e),(g)
13,600 13,625
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(e),(g)
2,000 2,028
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(e),(g)
13,500 13,553
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Regions Financial Corp
5.75%, 06/16/2025
(a),(e),(g)
3,500 3,497
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Royal Bank of Canada
6.35%, 11/24/2084
(g)
8,550 8,034
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
7.50%, 05/02/2084
(g)
10,500 10,916
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Societe Generale SA
8.50%, 03/25/2034
(e),(g),(h),(i)
3,600 3,695
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(e),(g),(h),(i)
7,000 7,613
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
10.00%, 11/14/2028
(e),(g),(h)
600 653
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Standard Chartered PLC
4.75%, 01/14/2031
(a),(e),(g),(h)
12,500 11,107
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
7.01%, 07/30/2037
(e),(g),(i)
7,100 7,268
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(e),(g)
2,000 2,047
3 Month USD LIBOR + 1.46%
7.63%, 01/16/2032
(e),(g),(h),(i)
2,100 2,097
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
7.88%, 03/08/2030
(a),(e),(g),(h),(i)
1,000 1,025
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
State Street Corp
6.45%, 09/15/2030
(e),(g)
3,800 3,788
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.70%, 09/15/2029
(e),(g)
10,800 11,010
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
State Street Corp (continued)
6.70%, 03/15/2029
(e),(g)
$ 6,900 $ 7,043
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Swedbank AB
7.75%, 03/17/2030
(e),(g),(h)
3,000 3,113
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Toronto-Dominion Bank/The
7.25%, 07/31/2084
(a),(g)
1,000 1,022
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
8.13%, 10/31/2082
(g)
13,201 13,826
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.95%, 09/01/2025
(e),(g)
6,400 6,358
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
5.10%, 03/01/2030
(e),(g)
2,000 1,945
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
5.21%, 03/15/2028 2,000 1,921
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
5.26%, 05/15/2027 4,500 4,425
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
6.67%, 09/01/2025
(e),(g)
16,136 16,032
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
UBS Group AG
3.88%, 06/02/2026
(a),(e),(g),(h),(i)
10,000 9,705
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(e),(g),(h)
2,500 2,191
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
4.88%, 02/12/2027
(e),(g),(h),(i)
12,000 11,559
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
6.88%, 08/07/2025
(e),(g),(h)
19,500 19,508
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 02/10/2030
(e),(g),(h),(i)
2,000 1,980
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
US Bancorp
3.70%, 01/15/2027
(e),(g)
32,500 30,974
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
3.90%, 03/15/2026
(e),(g)
16,700 16,443
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
6.85%, 09/15/2029
(e),(g)
9,000 9,250
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.63%, 09/15/2028
(e),(g)
6,800 7,244
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
$ 731,220
Diversified Financial Services - 9 .62%
American Express Co
3.55%, 09/15/2026
(e),(g)
43,889 42,443
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%

Schedule of Investments
Capital Securities Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp
3.95%, 09/01/2026
(a),(e),(g)
$ 10,200 $ 9,902
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
6.13%, 06/23/2025
(e),(g)
21,300 21,346
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Charles Schwab Corp/The
4.00%, 06/01/2026
(e),(g)
25,500 25,200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Voya Financial Inc
4.70%, 01/23/2048
(g)
10,800 10,222
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(e),(g)
1,400 1,442
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 110,555
Electric - 3 .74%
American Electric Power Co Inc
3.88%, 02/15/2062
(g)
7,100 6,778
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.95%, 12/15/2054
(g)
2,000 2,045
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(g)
2,600 2,674
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Dominion Energy Inc
4.35%, 01/15/2027
(e),(g)
9,900 9,675
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
6.63%, 05/15/2055
(g)
3,500 3,504
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.21%
Duke Energy Corp
3.25%, 01/15/2082
(g)
5,000 4,760
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
EUSHI Finance Inc
7.63%, 12/15/2054
(g)
500 511
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Evergy Inc
6.65%, 06/01/2055
(g)
1,000 990
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.56%
NextEra Energy Capital Holdings Inc
3.80%, 03/15/2082
(g)
2,000 1,897
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
6.63%, 10/01/2066 2,291 2,084
CME Term Secured Overnight Financing
Rate 3 Month + 2.33%
6.70%, 09/01/2054
(g)
2,700 2,737
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
Sempra
6.55%, 04/01/2055
(g)
2,000 1,871
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.63%, 04/01/2055
(g)
1,500 1,412
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern Co/The
6.38%, 03/15/2055
(g)
$ 2,000 $ 2,033
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.07%
$ 42,971
Food - 0 .57%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(i)
7,000 6,598
Gas - 0 .53%
NiSource Inc
6.95%, 11/30/2054
(g)
6,000 6,139
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Insurance - 12 .83%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,062
Allianz SE
3.20%, 10/30/2027
(e),(g),(h),(i)
5,000 4,298
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Argentum Netherlands BV for Zurich Insurance Co
Ltd
5.13%, 06/01/2048
(g)
2,000 1,973
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(g)
4,900 4,902
3 Month USD LIBOR + 4.92%
Corebridge Financial Inc
6.38%, 09/15/2054
(g)
1,200 1,168
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
6.88%, 12/15/2052
(g)
7,100 7,208
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Dai-ichi Life Insurance Co Ltd/The
6.20%, 01/16/2035
(e),(g),(i)
6,000 5,955
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%
Equitable Holdings Inc
6.70%, 03/28/2055
(g)
1,600 1,618
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(g),(i)
11,500 11,072
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(i)
6,100 6,885
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(i)
1,100 1,191
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(g),(i)
3,600 3,496
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
6.10%, 06/11/2055
(g),(i)
400 393
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%
MetLife Capital Trust IV
7.88%, 12/15/2067
(i)
2,200 2,386
MetLife Inc
3.85%, 09/15/2025
(e),(g)
4,500 4,460
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
9.25%, 04/08/2068
(i)
10,372 12,159
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 5,628
3 Month USD LIBOR + 7.55%

Schedule of Investments
Capital Securities Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(g),(i)
$ 3,600 $ 3,658
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nippon Life Insurance Co
2.75%, 01/21/2051
(g),(i)
4,600 3,972
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(g),(i)
10,500 8,958
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
Prudential Financial Inc
3.70%, 10/01/2050
(g)
8,000 7,244
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
6.50%, 03/15/2054
(g)
2,000 2,030
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(g),(i)
5,000 4,440
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(g),(i)
1,600 1,592
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
6.19%, 04/01/2046
(g),(i)
4,600 4,502
CME Term Secured Overnight Financing
Rate 3 Month + 2.13%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(g)
31,200 26,994
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
3.50%, 05/02/2052
(g)
7,200 6,245
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.79%
$ 147,489
Oil & Gas - 0 .25%
BP Capital Markets PLC
4.88%, 03/22/2030
(e),(g)
3,000 2,879
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Pipelines - 5 .12%
Enbridge Inc
5.75%, 07/15/2080
(g)
5,000 4,830
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(g)
4,200 4,147
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(g)
11,000 10,820
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.63%, 01/15/2083
(g)
2,000 2,071
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.42%
8.50%, 01/15/2084
(g)
4,650 5,046
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(g)
7,938 7,811
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
5.38%, 02/15/2078
(g)
1,300 1,262
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Transcanada Trust
5.50%, 09/15/2079
(g)
$ 12,500 $ 12,059
Secured Overnight Financing Rate + 4.42%
5.60%, 03/07/2082
(g)
7,300 6,865
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
5.88%, 08/15/2076
(g)
4,000 3,972
3 Month USD LIBOR + 4.64%
$ 58,883
REITs - 0 .38%
Scentre Group Trust 2
5.13%, 09/24/2080
(a),(g),(i)
4,500 4,415
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
Sovereign - 0 .69%
CoBank ACB
4.25%, 01/01/2027
(a),(e),(g)
2,000 1,915
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(g)
1,000 1,001
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(e),(g)
5,000 4,973
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
$ 7,889
TOTAL BONDS $ 1,119,038
Total Investments $ 1,158,426
Other Assets and Liabilities -  (0.77)% (8,807)
TOTAL NET ASSETS - 100.00% $ 1,149,619
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $30,980 or 2.69% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $20,748 or
1.80% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Non-income producing security
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $263,328 or 22.91% of net assets.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $198,510 or 17.27% of net assets.
(j) Security purchased on a when-issued basis.

Schedule of Investments
Capital Securities Fund
May 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales May 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 28,358 $ 422,352 $ 425,594 $ 25,116
$ 28,358 $ 422,352 $ 425,594 $ 25,116
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 285 $ — $ — $ —
$ 285 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 13.75% Shares Held Value (000's)
Closed-End Funds - 0.15%
Sprott Physical Uranium Trust
(a)
221,300 $ 3,569
Exchange-Traded Funds - 10.67%
Global X MLP & Energy Infrastructure ETF 402,400 24,381
Global X US Infrastructure Development ETF 646,200 26,824
Invesco Optimum Yield Diversified Commodity
Strategy No K-1 ETF
398,220 4,994
iShares Global Infrastructure ETF 1,490,416 87,935
Schwab US TIPS ETF 202,154 5,359
SPDR Gold MiniShares Trust
(a),(b)
1,545,400 100,822
SPDR S&P Global Natural Resources ETF 97,447 5,174
Vanguard Real Estate ETF 94,658 8,455
$ 263,944
Money Market Funds - 2.93%
BlackRock Liquidity FedFund - Institutional Class
4.22%
(a),(c),(d)
5,004,311 5,005
BlackRock Liquidity Funds Treasury Trust Fund -
Institutional Class 4.18%
(a),(c)
2,980,484 2,980
Principal Government Money Market Fund - Class
R-6 4.19%
(c),(d),(e)
64,515,743 64,515
$ 72,500
TOTAL INVESTMENT COMPANIES $ 340,013
COMMON STOCKS - 63.63% Shares Held Value (000's)
Agriculture - 0.39%
Archer-Daniels-Midland Co 18,539 $ 895
Bunge Global SA 5,173 404
Darling Ingredients Inc
(f)
237,772 7,409
Wilmar International Ltd 399,000 943
$ 9,651
Biotechnology - 0.27%
Corteva Inc 94,914 6,720
Building Materials - 0.34%
Boise Cascade Co 2,090 181
Builders FirstSource Inc
(f)
1,433 154
Interfor Corp
(f)
53,967 493
Louisiana-Pacific Corp 7,091 639
Masterbrand Inc
(f)
9,026 92
Stella-Jones Inc 7,832 443
Svenska Cellulosa AB SCA 249,244 3,370
UFP Industries Inc 5,272 514
West Fraser Timber Co Ltd 34,195 2,519
$ 8,405
Chemicals - 0.78%
CF Industries Holdings Inc 42,250 3,832
FMC Corp 4,834 196
ICL Group Ltd 111,636 737
Ingevity Corp
(f)
10,257 424
Lenzing AG
(f)
1,058 32
Methanex Corp 165,076 5,388
Mosaic Co/The 115,348 4,169
Nutrien Ltd 62,666 3,702
Yara International ASA 24,766 889
$ 19,369
Commercial Services - 0.91%
Atlas Arteria Ltd 2,848,385 9,751
Cengage Learning Holdings II Inc
(f)
2,772 58
Motiva Infraestrutura de Mobilidade SA 1,216,914 2,866
Transurban Group 1,072,252 9,799
$ 22,474
Consumer Products - 0.08%
Avery Dennison Corp 3,111 553
Kimberly-Clark Corp 7,407 1,065
Ontex Group NV
(f)
27,029 241
$ 1,859
Cosmetics & Personal Care - 0.12%
Essity AB 43,187 1,263
Procter & Gamble Co/The 3,672 624
Unicharm Corp 128,200 1,020
$ 2,907
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 11.58%
American Electric Power Co Inc 106,395 $ 11,011
Brookfield Renewable Corp
(g)
210,781 6,195
Clearway Energy Inc - Class C 96,789 2,978
CLP Holdings Ltd 873,500 7,397
CMS Energy Corp 141,775 9,957
Constellation Energy Corp 24,000 7,348
CPFL Energia SA 356,649 2,525
Dominion Energy Inc 198,514 11,250
E.ON SE 564,875 9,900
EDP Renovaveis SA 938,593 9,474
EDP SA 1,517,993 6,059
Emera Inc 229,282 10,511
Enel SpA 2,065,371 18,984
Entergy Corp 143,370 11,940
Eversource Energy 116,018 7,519
Exelon Corp 285,925 12,529
HK Electric Investments & HK Electric Investments
Ltd
2,692,000 1,943
National Grid PLC
(g)
1,506,947 21,339
NextEra Energy Inc 346,114 24,449
OGE Energy Corp 184,181 8,191
PG&E Corp 649,912 10,971
Public Service Enterprise Group Inc 73,629 5,966
Redeia Corp SA 728,206 15,065
Sempra 171,433 13,473
SSE PLC 586,126 13,953
Terna - Rete Elettrica Nazionale 785,466 8,009
WEC Energy Group Inc 58,964 6,335
Xcel Energy Inc 158,644 11,121
$ 286,392
Energy - Alternate Sources - 0.25%
ERG SpA 290,011 6,133
Engineering & Construction - 5.09%
Aena SME SA
(h)
67,262 18,096
Aeroports de Paris SA 140,157 18,788
Athens International Airport SA 364,275 4,152
Auckland International Airport Ltd 2,977,233 13,432
Cellnex Telecom SA - Rights
(f),(h)
383,424 14,701
China Tower Corp Ltd
(h)
2,709,043 4,012
Enav SpA
(h)
3,047,052 14,586
Fraport AG Frankfurt Airport Services
Worldwide
(f),(g)
114,189 7,928
Grupo Aeroportuario del Sureste SAB de CV ADR 26,914 8,667
Sacyr SA 2,434,702 9,854
Vinci SA 81,306 11,617
$ 125,833
Entertainment - 0.05%
Crown Finance US Inc - 4A2 Shares
(f)
54,222 1,243
Food - 0.02%
Ingredion Inc 2,498 348
Forest Products & Paper - 1.01%
Acadian Timber Corp
(g)
42,330 554
Canfor Corp
(f)
60,166 570
Empresas CMPC SA 310,642 496
Holmen AB 29,989 1,238
International Paper Co 226,578 10,833
Mondi PLC 147,902 2,406
Nine Dragons Paper Holdings Ltd
(f)
1,035,000 408
Oji Holdings Corp 292,400 1,387
Sappi Ltd 176,359 340
Suzano SA ADR
(g)
105,622 917
Suzano SA 179,400 1,555
Sylvamo Corp 9,309 493
UPM-Kymmene Oyj 134,193 3,714
Western Forest Products Inc
(f)
275,639 82
$ 24,993

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0.35%
China Gas Holdings Ltd 3,679,200 $ 3,350
Snam SpA 893,735 5,347
$ 8,697
Hand & Machine Tools - 0.01%
Makita Corp 11,300 346
Healthcare - Products - 0.00%
Carestream Health Inc
(f)
17,410 35
Healthcare - Services - 0.00%
Millennium Health LLC
(f),(i),(j)
20,580 2
Millennium Health LLC
(f),(i),(j)
19,318 —
$ 2
Home Builders - 0.14%
DR Horton Inc 4,459 526
KB Home 4,709 243
Lennar Corp - A Shares 1,442 153
Meritage Homes Corp 4,075 259
NVR Inc
(f)
58 413
PulteGroup Inc 5,030 493
Sumitomo Forestry Co Ltd 37,500 1,089
Toll Brothers Inc 2,965 309
$ 3,485
Housewares - 0.00%
Scotts Miracle-Gro Co/The 1,667 99
Internet - 0.01%
Catalina Marketing Corp
(f)
4,112 123
Iron & Steel - 0.59%
ArcelorMittal SA 14,648 444
ArcelorMittal SA 236,763 7,240
Fortescue Ltd 54,877 546
Nippon Steel Corp 34,900 702
Novolipetsk Steel PJSC
(f)
1,124,750 —
Nucor Corp 29,081 3,180
POSCO Holdings Inc 2,410 437
Reliance Inc 1,753 513
Severstal PAO
(f)
149,085 —
Steel Dynamics Inc 4,589 565
Vale SA ADR 116,200 1,061
$ 14,688
Machinery - Construction & Mining - 0.15%
GE Vernova Inc 7,625 3,606
Machinery - Diversified - 0.23%
AGCO Corp 25,740 2,522
ANDRITZ AG 8,237 570
Deere & Co 3,645 1,845
Kadant Inc
(g)
859 270
Valmet Oyj 17,282 565
$ 5,772
Mining - 2.47%
Agnico Eagle Mines Ltd 16,316 1,923
Anglo American PLC 290,165 8,606
Antofagasta PLC 11,182 267
Barrick Mining Corp 56,050 1,075
BHP Group Ltd 149,924 3,683
Boliden AB
(f)
8,864 277
Cameco Corp 43,635 2,554
Capstone Copper Corp
(f)
1,282,791 6,954
China Hongqiao Group Ltd 74,500 132
First Quantum Minerals Ltd
(f)
21,660 321
Franco-Nevada Corp 6,220 1,048
Freeport-McMoRan Inc 277,441 10,676
Glencore PLC
(f)
320,250 1,219
Gold Fields Ltd ADR 29,005 667
Impala Platinum Holdings Ltd ADR
(f)
322,760 2,356
Ivanhoe Mines Ltd
(f)
117,194 907
Newmont Corp 36,892 1,945
Norsk Hydro ASA 42,958 236
Pan American Silver Corp 83,900 2,046
Polyus PJSC
(f)
124,590 —
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Rio Tinto Ltd 12,031 $ 875
Rio Tinto PLC 98,037 5,802
South32 Ltd 146,389 289
Southern Copper Corp 2,867 261
Sumitomo Metal Mining Co Ltd 8,900 203
Teck Resources Ltd 14,542 539
Teck Resources Ltd 119,698 4,435
Wheaton Precious Metals Corp 14,718 1,275
Zijin Mining Group Co Ltd 194,000 431
$ 61,002
Oil & Gas - 3.97%
Antero Resources Corp
(f)
40,629 1,522
BP PLC 306,167 1,489
Canadian Natural Resources Ltd 294,401 8,940
Cenovus Energy Inc 24,461 322
Chevron Corp 13,781 1,884
ConocoPhillips 69,760 5,954
Coterra Energy Inc 6,037 147
Crescent Energy Co 564,896 4,739
Devon Energy Corp 5,384 163
Diamondback Energy Inc 57,078 7,680
Ecopetrol SA ADR
(g)
4,714 40
Empresas Copec SA 75,627 520
Eni SpA 41,431 611
EOG Resources Inc 4,610 500
EQT Corp 60,538 3,337
Equinor ASA 14,945 350
Expand Energy Corp 59,497 6,909
Exxon Mobil Corp 107,015 10,948
Hess Corp 2,265 299
Imperial Oil Ltd
(g)
2,967 212
Marathon Petroleum Corp 42,751 6,871
Neste Oyj 8,232 88
Occidental Petroleum Corp 5,537 226
Permian Resources Corp 455,520 5,744
Petroleo Brasileiro SA - Petrobras ADR 35,560 410
Phillips 66 78,496 8,908
Reliance Industries Ltd
(h)
32,981 2,170
Repsol SA 22,133 298
Shell PLC 112,374 3,708
Suncor Energy Inc
(g)
23,864 848
Suncor Energy Inc 205,816 7,317
TotalEnergies SE 42,624 2,509
Transocean Ltd
(f)
54,446 136
Valero Energy Corp 14,889 1,921
Woodside Energy Group Ltd 36,290 521
$ 98,241
Oil & Gas Services - 0.03%
Baker Hughes Co 8,116 301
Halliburton Co 7,119 139
Schlumberger NV 11,488 380
$ 820
Packaging & Containers - 1.07%
Amcor PLC 378,997 3,453
Billerud Aktiebolag 66,725 727
Crown Holdings Inc 37,392 3,683
Graphic Packaging Holding Co 42,924 953
Klabin SA 231,890 746
Packaging Corp of America 21,574 4,167
Sealed Air Corp 5,642 182
SIG Group AG
(f)
73,985 1,513
Smurfit WestRock PLC 172,202 7,462
Sonoco Products Co 18,020 821
Stora Enso Oyj 266,917 2,699
$ 26,406
Pipelines - 4.53%
APA Group 1,380,418 7,376
Cheniere Energy Inc 42,097 9,977
Enbridge Inc 701,052 32,627

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines (continued)
Gibson Energy Inc 428,454 $ 7,075
Kinder Morgan Inc 291,557 8,175
Koninklijke Vopak NV 163,039 7,468
ONEOK Inc 119,991 9,700
Pembina Pipeline Corp 173,651 6,508
South Bow Corp 294,070 7,622
TC Energy Corp 187,891 9,521
Venture Global Inc
(g)
103,958 1,203
Williams Cos Inc/The 79,738 4,825
$ 112,077
Real Estate - 2.45%
CBRE Group Inc
(f)
30,480 3,811
CoStar Group Inc
(f)
50,512 3,716
Fastighets AB Balder
(f)
492,800 3,455
Mitsui Fudosan Co Ltd 2,469,600 23,652
Qualitas Ltd
(g)
1,515,269 2,775
Sun Hung Kai Properties Ltd 819,700 8,805
Vonovia SE 440,322 14,427
$ 60,641
REITs - 23.74%
Agree Realty Corp 155,761 11,729
Alexandria Real Estate Equities Inc 39,376 2,764
American Healthcare REIT Inc 536,385 18,741
American Homes 4 Rent 451,080 17,073
American Tower Corp 47,026 10,093
Americold Realty Trust Inc 242,300 4,015
AvalonBay Communities Inc 106,655 22,053
Boardwalk Real Estate Investment Trust 55,900 2,854
BXP Inc 58,680 3,951
Camden Property Trust 32,792 3,853
CapitaLand Integrated Commercial Trust 5,622,715 9,107
COPT Defense Properties 195,500 5,366
Cousins Properties Inc 245,012 6,877
Crown Castle Inc 203,458 20,417
Digital Realty Trust Inc 101,769 17,456
Equinix Inc 40,025 35,575
Equity LifeStyle Properties Inc 81,800 5,200
Equity Residential 203,794 14,294
Essex Property Trust Inc 43,370 12,313
Extra Space Storage Inc 142,837 21,590
Federal Realty Investment Trust 39,932 3,813
Gaming and Leisure Properties Inc 140,900 6,580
Goodman Group 914,568 19,398
Healthpeak Properties Inc 192,226 3,347
Host Hotels & Resorts Inc 256,688 3,976
InvenTrust Properties Corp 229,959 6,459
Invitation Homes Inc 117,296 3,953
Iron Mountain Inc 44,860 4,428
Japan Hotel REIT Investment Corp 7,138 3,699
Keppel DC REIT 3,274,600 5,555
Kimco Realty Corp 185,822 3,951
Klepierre SA 436,624 17,093
Link REIT 1,292,414 6,840
Mapletree Industrial Trust 561,400 840
Merlin Properties Socimi SA 330,300 4,092
Mid-America Apartment Communities Inc 24,001 3,760
Nippon Accommodations Fund Inc 6,700 5,347
Nippon Building Fund Inc 7,200 6,580
Nippon Prologis REIT Inc 5,901 3,153
PotlatchDeltic Corp 63,084 2,482
Prologis Inc 233,386 25,346
Prologis Property Mexico SA de CV 686,621 2,620
Public Storage 12,795 3,946
Rayonier Inc 105,337 2,496
Realty Income Corp 68,793 3,895
Regency Centers Corp 156,126 11,265
Ryman Hospitality Properties Inc 79,000 7,672
Sabra Health Care REIT Inc 313,717 5,484
Safestore Holdings PLC 452,627 4,010
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
SBA Communications Corp 17,933 $ 4,158
Segro PLC 526,371 4,950
Sekisui House Reit Inc 6,600 3,535
Simon Property Group Inc 63,574 10,367
Stockland 1,869,200 6,583
Sunstone Hotel Investors Inc 312,700 2,802
UDR Inc 90,357 3,743
Unibail-Rodamco-Westfield
(f)
85,700 8,128
UNITE Group PLC/The 1,004,015 11,670
Ventas Inc 361,168 23,216
VICI Properties Inc 694,158 22,012
Vornado Realty Trust 179,182 6,750
Welltower Inc 290,474 44,814
Weyerhaeuser Co 265,342 6,874
$ 587,003
Retail - 0.05%
Gymboree Corp/The
(f),(i)
17,842 —
Gymboree Holding Corp
(f),(i)
48,577 —
Home Depot Inc/The 1,658 610
JOANN Inc
(f),(i)
3,309 —
Lowe's Cos Inc 2,582 583
$ 1,193
Semiconductors - 0.00%
Bright Bidco - 1145 Shares
(f)
11,047 3
Bright Bidco - 4A2 Shares
(f)
15,092 5
$ 8
Software - 0.01%
Avaya Holdings Corp
(f)
7,612 56
Avaya Holdings Corp
(f)
24,502 179
Bloom Parent Inc
(f),(i)
103 103
$ 338
Telecommunications - 0.20%
NEXTDC Ltd
(f)
538,188 4,553
Windstream
(f),(k)
26,873 477
$ 5,030
Transportation - 0.61%
American Commercial Lines Inc
(f)
573 27
American Commercial Lines Inc - Warrants
(f)
603 28
Canadian National Railway Co 76,936 8,088
Frontline PLC
(g)
59,553 1,088
Union Pacific Corp 26,393 5,850
$ 15,081
Water - 2.13%
Essential Utilities Inc 306,274 11,801
Pennon Group PLC 1,668,969 11,495
Severn Trent PLC 404,765 14,782
United Utilities Group PLC 912,573 14,449
$ 52,527
TOTAL COMMON STOCKS $ 1,573,547
PREFERRED STOCKS - 0.30% Shares Held Value (000's)
Electric - 0.29%
Centrais Eletricas Brasileiras SA 0.11% 406,522 $ 3,349
Cia Paranaense de Energia - Copel 0.44% 1,741,023 3,890
$ 7,239
Transportation - 0.01%
American Commercial Lines Inc Preferred A - Anti-
Dilution Warrants 0.00%, 04/30/2045
(f)
6,729 1
American Commercial Lines Inc Preferred B
2.50%
2,428 148
American Commercial Lines Inc Preferred B - Anti-
Dilution Warrants 0.00%, 04/30/2045
(f)
13,648 5
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(f)
1,706 104
$ 258
TOTAL PREFERRED STOCKS $ 7,497

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS - 0.62%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.10%
BAMLL Trust 2024-BHP
6.68%, 08/15/2039
(h)
$ 120 $ 120
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
BFLD 2024-VICT Mortgage Trust
6.22%, 07/15/2041
(h)
120 120
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.89%
BX Commercial Mortgage Trust 2024-AIRC
6.02%, 08/15/2039
(h)
189 190
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-KING
5.87%, 05/15/2034
(h)
395 395
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2024-MDHS
5.97%, 05/15/2041
(h)
263 263
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
BX Commercial Mortgage Trust 2024-XL4
7.47%, 02/15/2039
(h)
237 238
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.14%
COMM 2024-WCL1 MORTGAGE TRUST
6.17%, 06/15/2041
(h)
180 179
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.84%
CONE Trust 2024-DFW1
5.97%, 08/15/2041
(h)
70 70
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
DBSG 2024-ALTA Mortgage Trust
5.95%, 06/10/2037
(h),(l)
110 112
GWT 2024-WLF2
6.02%, 05/15/2041
(h)
350 350
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
HONO 2021-LULU Mortgage Trust
5.59%, 10/15/2036
(h)
100 99
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
LBA Trust 2024-BOLT
5.92%, 06/15/2039
(h)
270 270
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
$ 2,406
Electric - 0.00%
Pacific Gas and Electric Co
3.15%, 01/01/2026 91 91
Healthcare - Services - 0.02%
Team Health Holdings Inc
9.00%, PIK 4.50%; 06/30/2028
(h),(l),(m)
354 384
Mortgage Backed Securities - 0.19%
Angel Oak Mortgage Trust 2025-2
5.64%, 02/25/2070
(h),(l)
209 209
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(h),(l)
595 590
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(h),(l)
744 614
Freddie Mac REMICS
5.77%, 12/25/2054 1,434 1,436
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.45%
J.P. Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(h),(l)
327 315
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(h),(l)
166 166
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
PRPM 2025-NQM2 Trust
5.69%, 04/25/2070
(h),(l)
$ 250 $ 250
Santander Mortgage Asset Receivable Trust
2025-NQM2
5.73%, 02/25/2065
(h),(l)
198 199
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(h),(l)
292 291
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(h),(l)
365 365
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(h),(l)
207 207
$ 4,642
Other Asset Backed Securities - 0.07%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(h)
551 530
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(h)
560 538
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(h)
635 642
$ 1,710
Sovereign - 0.22%
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2029 BRL 1,700 269
9.76%, 01/01/2035 3,990 562
Bundesrepublik Deutschland Bundesanleihe
2.50%, 08/15/2054 EUR 410 421
European Union
2.50%, 10/04/2052 455 407
3.00%, 03/04/2053 936 925
Israel Government International Bond
5.75%, 03/12/2054 $ 204 181
Japan Government Thirty Year Bond
2.30%, 12/20/2054 JPY 61,300 379
2.40%, 03/20/2055 46,350 293
Kingdom of Belgium Government Bond
3.30%, 06/22/2054
(h)
EUR 410 424
Mexico Government International Bond
3.50%, 02/12/2034 $ 240 197
6.35%, 02/09/2035 432 430
6.88%, 05/13/2037 200 202
United Kingdom Gilt
4.38%, 07/31/2054 GBP 652 748
United Kingdom Inflation-Linked Gilt
1.25%, 11/22/2054 50 53
$ 5,491
Telecommunications - 0.02%
CommScope LLC
9.50%, 12/15/2031
(g),(h)
$ 553 575
TOTAL BONDS $ 15,299
SENIOR FLOATING RATE INTERESTS
- 3.83%
Principal
Amount (000's) Value (000's)
Advertising - 0.05%
Advantage Sales & Marketing Inc Term Loan B2
8.79%, 10/28/2027
(n)
$ 75 $ 63
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Clear Channel Outdoor Holdings Inc Term Loan B
8.44%, 08/23/2028
(n)
708 693
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
CMG Media Corp Term Loan B2
7.90%, 06/18/2029
(n)
108 102
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Planet US Buyer LLC Term Loan B
7.33%, 02/07/2031
(n)
413 413
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
Red Ventures LLC Term Loan B5
7.07%, 03/03/2030
(n)
$ 106 $ 91
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 1,362
Aerospace & Defense - 0.12%
Azorra Soar Tlb Finance Ltd Term Loan B
7.80%, 10/18/2029
(n)
249 248
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Bleriot US Bidco Inc Term Loan B
7.05%, 10/31/2030
(n)
252 252
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Goat Holdco LLC Term Loan B
7.33%, 12/10/2031
(n)
345 344
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Kaman Corp
7.05%, 01/30/2032
(n)
685 680
CME Term Secured Overnight Financing
Rate 6 Month + 2.75%
TransDigm Inc Term Loan J
6.80%, 02/28/2031
(n)
1,022 1,022
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
TransDigm Inc Term Loan L
6.80%, 01/19/2032
(n)
307 307
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
$ 2,853
Airlines - 0.04%
AAdvantage Loyalty IP Ltd Term Loan B
6.52%, 04/20/2028
(n)
246 243
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Air Canada Term Loan B
6.32%, 03/21/2031
(n)
349 349
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
SkyMiles IP Ltd Term Loan B
8.02%, 10/20/2027
(n)
150 151
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
United Airlines Inc Term Loan B
6.28%, 02/22/2031
(n)
191 192
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
WestJet Loyalty LP Term Loan B
7.58%, 02/14/2031
(n)
159 158
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 1,093
Apparel - 0.01%
ABG Intermediate Holdings 2 LLC Term Loan B1
6.57%, 12/21/2028
(n)
36 36
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Varsity Brands Inc Term Loan B
7.83%, 08/26/2031
(n)
310 308
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 344
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 0.04%
Clarios Global LP Term Loan B
6.83%, 05/04/2030
(n)
$ 512 $ 509
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
7.07%, 01/14/2032
(n)
279 278
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Dexko Global Inc Term Loan B
8.19%, 10/04/2028
(n)
217 207
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 994
Banks - 0.00%
Ascensus Holdings Inc Term Loan B
7.32%, 08/02/2028
(n)
85 84
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Beverages - 0.04%
BrewCo Borrower LLC Term Loan
0.00%, 04/05/2028
(f),(n)
35 14
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
0.00%, 04/05/2028
(f),(n)
91 37
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
6.08%, PIK 7.50%, 01/05/2026
(m),(n)
9 8
CME Term Secured Overnight Financing
Rate 3 Month + 9.00%
Naked Juice LLC Term Loan
9.71%, 01/24/2029
(n)
109 107
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Pegasus Bidco BV Term Loan B
7.58%, 07/12/2029
(n)
283 283
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Primo Brands Corp Term Loan B
6.55%, 03/31/2028
(n)
525 525
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 974
Building Materials - 0.06%
ACProducts Holdings Inc Term Loan B
8.81%, 05/17/2028
(n)
109 80
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Chariot Buyer LLC Term Loan B
7.68%, 10/22/2028
(n)
759 756
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cornerstone Building Brands Inc Term Loan B
7.68%, 04/12/2028
(n)
339 301
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
MITER Brands Acquisition Holdco Inc Term Loan
B2
7.33%, 03/21/2031
(n)
64 64
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Quikrete Holdings Inc Term Loan B3
6.57%, 01/31/2032
(n)
134 133
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Quikrete Holdings Inc Term Loan B1
6.57%, 04/14/2031
(n)
119 118
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,452

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0.10%
Discovery Purchaser Corp Term Loan B
8.02%, 08/04/2029
(n)
$ 458 $ 456
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Ecovyst Catalyst Technologies LLC Term Loan B
6.28%, 06/12/2031
(n)
263 261
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Fortis 333 Inc Term Loan B
7.80%, 02/06/2032
(n)
110 109
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Herens US Holdco Corp Term Loan B
8.32%, 07/03/2028
(n)
149 141
CME Term Secured Overnight Financing
Rate 3 Month + 3.93%
INEOS US Finance LLC Term Loan B
7.32%, 02/07/2031
(n)
69 66
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
7.58%, 02/18/2030
(n)
235 227
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
INEOS US Petrochem LLC Term Loan B
8.57%, 10/01/2031
(n)
66 59
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
8.67%, 04/02/2029
(n)
88 81
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
NIC Acquisition Corp Term Loan B
8.31%, 12/29/2027
(n)
113 97
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Nouryon Finance BV Term Loan B
7.51%, 04/03/2028
(n)
860 862
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
USALCO LLC Term Loan B
8.30%, 09/30/2031
(n)
203 204
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 2,563
Commercial Services - 0.26%
Allied Universal Holdco LLC Term Loan B
8.18%, 05/12/2028
(n)
578 579
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
American Auto Auction Group LLC Term Loan
0.00%, 05/22/2032
(n),(o)
33 33
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Anticimex Global AB Term Loan B1
7.66%, 11/16/2028
(n)
594 593
CME Term Secured Overnight Financing
Rate 3 Month + 3.15%
Belron Finance 2019 LLC Term Loan B
7.05%, 10/16/2031
(n)
175 176
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Boost Newco Borrower LLC Term Loan B2
6.30%, 01/31/2031
(n)
582 582
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Camelot US Acquisition LLC Term Loan B
7.07%, 01/31/2031
(n)
8 8
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Catawba Nation Gaming Authority Term Loan B
9.05%, 03/29/2032
(n)
$ 145 $ 146
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
CHG Healthcare Services Inc Term Loan B1
7.31%, 09/29/2028
(n)
48 48
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Creative Artists Agency LLC Term Loan B
7.08%, 10/01/2031
(n)
201 201
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Driven Holdings LLC Term Loan B
7.44%, 12/17/2028
(n)
50 50
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Ensemble RCM LLC Term Loan B
7.28%, 08/01/2029
(n)
315 315
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
First Advantage Holdings LLC Term Loan B
7.58%, 09/19/2031
(n)
301 301
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Garda World Security Corp Term Loan B
7.33%, 02/01/2029
(n)
595 592
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Jupiter Buyer Inc Term Loan B
9.03%, 10/10/2031
(n)
273 274
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Mister Car Wash Holdings Inc Term Loan B
6.82%, 03/27/2031
(n)
245 245
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
OMNIA Partners LLC Term Loan B
7.03%, 07/25/2030
(n)
257 257
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
PG Polaris BidCo Sarl Term Loan B
7.30%, 03/26/2031
(n)
354 354
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Prime Security Services Borrower LLC Term Loan
B1
6.33%, 10/13/2030
(n)
411 410
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Shift4 Payments LLC
0.00%, 05/07/2032
(n),(o)
40 40
Spin Holdco Inc Term Loan B
8.56%, 03/03/2028
(n)
428 365
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Wand NewCo 3 Inc Term Loan B2
6.82%, 01/30/2031
(n)
426 422
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
WEX Inc Term Loan B2
6.07%, 03/31/2028
(n)
206 205
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
XPLOR T1 LLC Term Loan B
7.80%, 06/24/2031
(n)
179 179
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 6,375

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0.14%
Amentum Holdings Inc Term Loan B
6.58%, 07/30/2031
(n)
$ 127 $ 126
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Fortress Intermediate 3 Inc Term Loan B
8.07%, 06/27/2031
(n)
262 262
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Javelin Buyer Inc
7.58%, 10/08/2031
(n)
433 434
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Kaseya Inc Term Loan B
7.57%, 03/06/2032
(n)
317 317
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
McAfee Corp Term Loan B1
7.33%, 03/01/2029
(n)
361 347
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
NCR Atleos Corp Term Loan B
8.03%, 03/27/2029
(n)
96 96
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Perforce Software Inc Term Loan B
9.08%, 03/21/2031
(n)
204 197
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Synechron Inc Term Loan B
8.04%, 10/03/2031
(n)
250 249
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Tempo Acquisition LLC Term Loan B1
6.07%, 08/31/2028
(n)
135 134
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
VeriFone Systems Inc Term Loan
10.21%, 08/18/2028
(n)
453 412
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Vision Solutions Inc Term Loan B
8.54%, 04/23/2028
(n)
277 259
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
X Corp Term Loan B1
10.95%, 10/26/2029
(n)
381 377
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
X Corp Term Loan B3
9.50%, 10/26/2029
(n)
248 247
$ 3,457
Consumer Products - 0.01%
Kronos Acquisition Holdings Inc Term Loan B
0.00%, 06/27/2031
(n),(o)
58 49
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
VC GB Holdings I Corp Term Loan B
0.00%, 06/30/2028
(n),(o)
81 80
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 129
Cosmetics & Personal Care - 0.01%
Conair Holdings LLC Term Loan B
8.19%, 05/17/2028
(n)
56 39
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)
Opal US LLC Term Loan B
0.00%, 03/31/2032
(n),(o)
$ 330 $ 330
CME Term Secured Overnight Financing
Rate 6 Month + 3.25%
$ 369
Distribution & Wholesale - 0.01%
Gates Corp/DE Term Loan B5
6.08%, 06/04/2031
(n)
338 337
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Diversified Financial Services - 0.02%
Dechra Finance US LLC Term Loan B
7.51%, 12/04/2031
(n)
125 124
CME Term Secured Overnight Financing
Rate 6 Month + 3.25%
Ditech Holding Corp
0.00%, 06/30/2022
(f),(n)
792 22
Prime Rate + 6.00%
Kestra Advisor Services Holdings A Inc Term Loan
B
7.32%, 03/22/2031
(n)
240 240
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Orion US Finco Term Loan B
0.00%, 05/20/2032
(n),(o)
56 56
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 442
Electric - 0.13%
Cornerstone Generation LLC Term Loan B
0.00%, 10/28/2031
(n),(o)
359 360
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
EFS Cogen Holdings I LLC Term Loan B
7.80%, 10/03/2031
(n)
129 130
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Invenergy Thermal Operating I LLC
0.00%, 05/06/2032
(n),(o)
108 108
0.00%, 05/06/2032
(n),(o)
7 7
Kestrel Acquisition LLC Term Loan B
7.80%, 10/29/2031
(n)
199 199
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Long Ridge Energy LLC
8.82%, 02/07/2032
(n)
87 84
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Talen Energy Supply LLC Term Loan B
6.81%, 05/17/2030
(n)
1,155 1,156
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
6.81%, 12/11/2031
(n)
918 918
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Thunder Generation Funding LLC Term Loan B
7.30%, 10/02/2031
(n)
205 205
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 3,167
Electronics - 0.01%
Coherent Corp Term Loan B2
6.32%, 07/02/2029
(n)
73 73
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Ingram Micro Inc Term Loan B1
7.05%, 09/17/2031
(n)
$ 155 $ 156
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 229
Engineering & Construction - 0.05%
Apple Bidco LLC Term Loan B
6.82%, 09/22/2031
(n)
512 508
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Brown Group Holding LLC Term Loan B1
6.83%, 07/01/2031
(n)
357 355
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Brown Group Holding LLC Term Loan B2
6.81%, 07/01/2031
(n)
148 148
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Centuri Group Inc Term Loan B
6.94%, 08/18/2028
(n)
233 233
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,244
Entertainment - 0.18%
Allwyn International A.S.
6.23%, 06/02/2031
(n)
214 212
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
AMC Entertainment Holdings Inc Term Loan
11.32%, 01/04/2029
(n)
685 685
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Bally's Corp Term Loan B
0.00%, 08/06/2028
(n),(o)
142 125
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Caesars Entertainment Inc Term Loan B
6.58%, 02/06/2030
(n)
420 419
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Caesars Entertainment Inc Term Loan B1
6.56%, 02/06/2031
(n)
222 221
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Cinemark USA Inc Term Loan B
7.06%, 05/24/2030
(n)
244 244
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Crown Finance US Inc Term Loan B
9.58%, 10/31/2031
(n)
610 611
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Entain PLC Term Loan B
7.05%, 10/31/2029
(n)
550 551
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Flutter Financing BV Term Loan B
0.00%, 05/24/2032
(n),(o)
50 50
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
6.05%, 11/30/2030
(n)
366 365
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Herschend Entertainment Co LLC Term Loan
7.57%, 05/14/2032
(n)
125 125
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Light & Wonder International Inc Term Loan B2
6.57%, 04/14/2029
(n)
$ 124 $ 123
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Merlin Entertainment
7.80%, 11/12/2029
(n)
146 138
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Scientific Games Holdings LP Term Loan B
7.28%, 04/04/2029
(n)
488 485
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
SeaWorld Parks & Entertainment Inc Term Loan B3
6.32%, 12/04/2031
(n)
103 102
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Six Flags Entertainment Corp Term Loan B
6.33%, 04/18/2031
(n)
89 89
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 4,545
Environmental Control - 0.05%
GFL ES US LLC Term Loan B
6.82%, 02/04/2032
(n)
220 219
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Madison IAQ LLC Term Loan B
6.76%, 06/21/2028
(n)
143 143
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
Reworld Holding Corp Term Loan B1
6.58%, 11/30/2028
(n)
192 192
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Reworld Holding Corp Term Loan C1
6.58%, 11/30/2028
(n)
15 15
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Win Waste Innovations Holdings Inc Term Loan
7.19%, 03/24/2028
(n)
592 586
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Win Waste Innovations Holdings Inc Term Loan B1
8.18%, 03/24/2028
(n)
70 70
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 1,225
Food - 0.04%
8th Avenue Food & Provisions Inc Term Loan B
8.19%, 10/01/2025
(n)
1 1
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
9.19%, 10/01/2025
(n)
64 62
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Aspire Bakeries Hldgs LLC
8.58%, 12/13/2030
(n)
139 139
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
CHG PPC Parent LLC Term Loan B
7.44%, 12/08/2028
(n)
350 351
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Fiesta Purchaser Inc Term Loan B
7.57%, 02/12/2031
(n)
241 241
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Savor Acquisition Inc Term Loan B
7.58%, 02/04/2032
(n)
$ 91 $ 92
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 886
Hand & Machine Tools - 0.01%
Madison Safety & Flow LLC Term Loan B
7.07%, 09/26/2031
(n)
169 169
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Healthcare - Products - 0.09%
Bausch + Lomb Corp Term Loan B
7.68%, 05/10/2027
(n)
525 523
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Insulet Corp Term Loan B
6.82%, 08/01/2031
(n)
179 179
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Medline Borrower LP Term Loan B
6.58%, 10/23/2028
(n)
1,225 1,224
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Viant Medical Holdings Inc
8.32%, 10/17/2031
(n)
263 261
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Vyaire Medical Inc
0.00%, 04/16/2025
(f),(i),(n)
510 —
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
5.45%, PIK 6.00%, 10/10/2024
(i),(m),(n)
298 —
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
$ 2,187
Healthcare - Services - 0.23%
ADMI Corp Term Loan B1
10.07%, 12/23/2027
(n)
156 151
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
Concentra Health Services Inc Term Loan B1
6.33%, 07/26/2031
(n)
175 175
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Eyecare Partners LLC PIK Term Loan B
5.39%, PIK 3.61%, 11/30/2028
(m),(n)
177 147
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
Global Medical Response Inc PIK Term Loan B
9.08%, PIK 0.75%, 10/31/2028
(m),(n)
265 265
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
National Mentor Holdings Inc Term Loan C
8.17%, 03/02/2028
(n)
12 12
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
National Mentor Holdings Inc Term Loan B
8.17%, 03/02/2028
(n)
301 292
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Onex TSG Intermediate Corp Term Loan B
9.35%, 02/25/2028
(n)
59 59
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Pacific Dental Services LLC Term Loan B
7.08%, 03/15/2031
(n)
265 265
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Phoenix Guarantor Inc Term Loan B5
6.82%, 02/21/2031
(n)
$ 452 $ 452
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Phoenix Newco Inc Term Loan B
6.82%, 11/15/2028
(n)
1,282 1,281
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Radiology Partners Inc
6.59%, PIK 1.50%, 01/31/2029
(m),(n)
386 382
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Select Medical Corp Term Loan B2
6.32%, 11/18/2031
(n)
154 154
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Sound Inpatient Physicians Inc PIK Term Loan A
11.06%, 06/28/2028
(n)
25 26
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Sound Inpatient Physicians Inc PIK Term Loan B
8.06%, PIK 1.50%, 06/28/2028
(m),(n)
280 264
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Star Parent Inc Term Loan B
8.30%, 09/27/2030
(n)
127 125
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Surgery Center Holdings Inc Term Loan
7.08%, 12/19/2030
(n)
954 955
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Team Health Holdings Inc Term Loan B
9.53%, 03/02/2027
(n)
614 611
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
US Radiology Specialists Inc Term Loan B
9.06%, 12/15/2027
(n)
35 35
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 5,651
Home Furnishings - 0.05%
AI Aqua Merger Sub Inc Term Loan B
7.32%, 07/31/2028
(n)
705 700
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
MillerKnoll Inc Term Loan B
6.44%, 07/19/2028
(n)
102 101
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Somnigroup International Inc Term Loan B
6.80%, 10/03/2031
(n)
249 250
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Weber-Stephen Products LLC Term Loan B
7.69%, 10/30/2027
(n)
249 247
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Weber-Stephen Products LLC Term Loan
8.68%, 10/30/2027
(n)
25 25
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 1,323
Insurance - 0 .28%
Acrisure LLC Term Loan B6
7.32%, 11/06/2030
(n)
520 516
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Alera Group Inc
0.00%, 05/21/2032
(n),(o)
$ 280 $ 280
Alliant Holdings Intermediate LLC Term Loan B6
7.07%, 09/12/2031
(n)
984 979
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
AmWINS Group Inc Term Loan B
6.57%, 01/23/2032
(n)
312 312
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
AssuredPartners Inc Term Loan B5
7.83%, 02/14/2031
(n)
346 346
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC Term Loan B8
7.69%, 12/23/2026
(n)
544 543
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Asurion LLC Term Loan B9
7.69%, 07/31/2027
(n)
148 147
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Asurion LLC Term Loan B3
9.69%, 01/31/2028
(n)
122 118
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Asurion LLC Term Loan B4
9.69%, 01/20/2029
(n)
139 132
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Asurion LLC Term Loan B11
8.68%, 08/19/2028
(n)
30 30
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
BroadStreet Partners Inc Term Loan B4
7.33%, 06/14/2031
(n)
1,039 1,040
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
CRC Insurance Group LLC Term Loan B
7.05%, 05/06/2031
(n)
268 267
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
HUB International Ltd Term Loan B
6.77%, 06/20/2030
(n)
1,038 1,037
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Sedgwick Claims Management Services Inc Term
Loan B
7.33%, 07/31/2031
(n)
641 642
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
USI Inc/NY Term Loan C
6.55%, 09/27/2030
(n)
223 222
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
USI Inc/NY Term Loan D
6.55%, 11/22/2029
(n)
228 228
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 6,839
Internet - 0.07%
Catalina Marketing Corp
0.00%, PIK 13.81%, 04/23/2027
(m),(n)
157 156
CME Term Secured Overnight Financing
Rate 3 Month + 9.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
CNT Holdings I Corp Term Loan B
6.78%, 11/08/2032
(n)
$ 612 $ 611
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Gen Digital Inc Term Loan B1
6.08%, 09/12/2029
(n)
416 415
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
MH Sub I LLC Term Loan B3
0.00%, 04/24/2028
(n),(o)
91 88
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Proofpoint Inc Term Loan B
7.33%, 08/31/2028
(n)
393 392
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 1,662
Investment Companies - 0.01%
Aragorn Parent Corp Term Loan B
8.58%, 12/15/2028
(n)
262 263
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Leisure Products & Services - 0.10%
Alterra Mountain Co Term Loan B6
7.07%, 08/17/2028
(n)
119 119
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Alterra Mountain Co Term Loan B
7.32%, 05/31/2030
(n)
330 331
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Carnival Corp Term Loan B
6.33%, 08/08/2027
(n)
194 194
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
6.33%, 10/18/2028
(n)
184 184
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
ClubCorp Holdings Inc Term Loan B
9.56%, 09/18/2026
(n)
555 555
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
GBT US III LLC Term Loan B1
6.78%, 07/28/2031
(n)
151 151
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Hayward Industries Inc Term Loan B
6.94%, 05/28/2028
(n)
467 467
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SRAM LLC Term Loan B
6.58%, 02/21/2032
(n)
224 223
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Topgolf Callaway Brands Corp Term Loan B
7.33%, 03/16/2030
(n)
137 134
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 2,358
Lodging - 0.01%
Fertitta Entertainment LLC/NV Term Loan B
7.83%, 01/13/2029
(n)
318 316
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0.10%
Chart Industries Inc Term Loan B
6.79%, 03/15/2030
(n)
$ 421 $ 422
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Husky Injection Molding Systems Ltd Term Loan B
8.78%, 02/01/2029
(n)
373 372
CME Term Secured Overnight Financing
Rate 6 Month + 4.50%
Oregon Tool Lux LP Term Loan
0.00%, 10/15/2029
(n),(o)
58 45
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
9.67%, 10/15/2029
(n)
53 53
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
TK Elevator US Newco Inc Term Loan B
7.24%, 04/30/2030
(n)
1,087 1,089
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Victory Buyer LLC Term Loan
8.19%, 11/18/2028
(n)
395 389
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 2,370
Media - 0.15%
Cengage Learning Inc Term Loan B
7.83%, 03/22/2031
(n)
308 308
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Century DE Buyer LLC Term Loan
7.78%, 10/30/2030
(n)
261 262
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
CSC Holdings LLC Term Loan B5
8.88%, 04/15/2027
(n)
662 649
Prime Rate + 1.50%
CSC Holdings LLC Term Loan B6
8.83%, 01/18/2028
(n)
713 703
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Directv Financing LLC Term Loan Non-Extended
9.54%, 08/02/2027
(n)
100 101
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
McGraw-Hill Education Inc Term Loan B
7.57%, 08/06/2031
(n)
258 259
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Nexstar Media Inc Term Loan B4
6.94%, 09/18/2026
(n)
259 259
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Sunrise Financing Partnership Term Loan AAA
6.79%, 01/31/2032
(n)
260 260
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
Virgin Media Bristol LLC Term Loan Y
7.37%, 03/31/2031
(n)
219 215
CME Term Secured Overnight Financing
Rate 6 Month + 3.25%
Ziggo Financing Partnership Term Loan I
6.94%, 04/28/2028
(n)
611 594
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 3,610
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Mining - 0.01%
Arsenal AIC Parent LLC Term Loan B
7.07%, 08/18/2030
(n)
$ 353 $ 352
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Packaging & Containers - 0.10%
Berlin Packaging LLC Term Loan B7
7.82%, 06/07/2031
(n)
329 330
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Clydesdale Acquisition Holdings Inc Term Loan B
7.50%, 04/13/2029
(n)
335 333
CME Term Secured Overnight Financing
Rate 1 Month + 3.18%
7.55%, 03/26/2032
(n)
553 549
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Klockner Pentaplast of America Inc Term Loan B
9.23%, 02/12/2026
(n)
348 316
CME Term Secured Overnight Financing
Rate 6 Month + 4.73%
Plaze Inc Term Loan B
8.19%, 08/03/2026
(n)
135 130
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Proampac PG Borrower LLC Term Loan B
8.28%, 09/15/2028
(n)
374 373
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SupplyOne Inc Term Loan B
8.08%, 03/27/2031
(n)
233 233
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
TricorBraun Holdings Inc Term Loan B
7.69%, 03/03/2028
(n)
97 96
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 2,360
Pharmaceuticals - 0.06%
Amneal Pharmaceuticals LLC Term Loan B
9.82%, 05/04/2028
(n)
162 165
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Barentz International BV
7.65%, 03/03/2031
(n)
227 226
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Gainwell Acquisition Corp Term Loan B
8.40%, 10/01/2027
(n)
283 270
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Jazz Financing Lux Sarl Term Loan B2
6.58%, 05/05/2028
(n)
472 472
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Organon & Co Term Loan B
6.57%, 05/19/2031
(n)
421 410
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,543
Pipelines - 0.08%
BCP Renaissance Parent LLC Term Loan B
7.30%, 10/31/2028
(n)
273 273
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
EPIC Crude Services LP Term Loan B
7.26%, 10/15/2031
(n)
249 250
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Freeport LNG Investments LLLP
7.53%, 11/17/2026
(n)
$ 614 $ 611
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Freeport LNG Investments LLLP Term Loan B
7.52%, 12/21/2028
(n)
125 125
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
8.66%, 12/21/2028
(n)
419 418
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Oryx Midstream Services Permian Basin LLC Term
Loan B
6.57%, 10/05/2028
(n)
305 304
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Traverse Midstream Partners LLC Term Loan B
7.28%, 02/16/2028
(n)
38 38
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 2,019
Real Estate - 0.03%
Cushman & Wakefield US Borrower LLC Term
Loan B2
7.07%, 01/31/2030
(n)
423 424
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Forest City Enterprises LLC Term Loan B
7.94%, 12/07/2025
(n)
397 384
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 808
Retail - 0.13%
1011778 BC ULC Term Loan B6
6.08%, 09/20/2030
(n)
450 448
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Academy Ltd Term Loan
8.19%, 11/05/2027
(n)
72 71
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
EG America LLC Term Loan B2
8.56%, 02/07/2028
(n)
232 232
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Gulfside Supply Inc Term Loan B
7.30%, 05/29/2031
(n)
212 211
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
IRB Holding Corp Term Loan B
6.82%, 12/15/2027
(n)
399 399
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Johnstone Supply LLC Term Loan B
6.82%, 06/09/2031
(n)
318 318
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
LBM Acquisition LLC Term Loan B
8.18%, 12/17/2027
(n)
51 49
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
8.18%, 06/06/2031
(n)
188 169
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
LS Group OpCo Acquistion LLC Term Loan B1
6.82%, 04/23/2031
(n)
208 206
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Michaels Cos Inc/The Term Loan
8.81%, 04/15/2028
(n)
$ 113 $ 79
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Petco Health & Wellness Co Inc Term Loan B
7.81%, 03/03/2028
(n)
142 131
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
PetSmart LLC Term Loan B
8.18%, 02/11/2028
(n)
419 417
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
QXO Building Products Inc Term Loan B
7.28%, 04/23/2032
(n)
85 85
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Restoration Hardware Inc Term Loan B
6.94%, 10/20/2028
(n)
214 203
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Serta Simmons Bedding LLC Term Loan Exit
11.90%, 06/29/2028
(n)
20 18
CME Term Secured Overnight Financing
Rate 3 Month + 7.50%
WH Borrower LLC
9.07%, 02/12/2032
(n)
105 104
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
White Cap Supply Holdings LLC Term Loan B
7.58%, 10/19/2029
(n)
143 142
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 3,282
Software - 0.54%
Avalara Inc Term Loan B
7.55%, 03/19/2032
(n)
275 275
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Avaya Inc PIK Term Loan Exit
11.82%, PIK 0.00%, 07/31/2028
(m),(n)
908 714
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Azalea Topco Inc Term Loan B
7.57%, 04/30/2031
(n)
317 317
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Boxer Parent Co Inc Term Loan B
7.32%, 07/30/2031
(n)
1,187 1,178
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Cloud Software Group Inc Term Loan B2
4.03%, 03/21/2031
(n)
45 45
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Cotiviti Inc Term Loan B
7.07%, 05/01/2031
(n)
590 587
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Cotiviti Inc Term Loan
7.07%, 02/13/2032
(n)
250 248
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Dayforce Inc Term Loan B
6.28%, 03/01/2031
(n)
230 231
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
DTI Holdco Inc Term Loan B
8.32%, 04/26/2029
(n)
$ 133 $ 132
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Dun & Bradstreet Corp/The Term Loan B2
6.58%, 01/18/2029
(n)
5 5
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Ellucian Holdings Inc Term Loan B
7.32%, 10/09/2029
(n)
403 403
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Envestnet Inc/BCPE Pequod Buyer Inc
7.58%, 09/19/2031
(n)
210 210
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Epicor Software Corp Term Loan B
7.08%, 05/23/2031
(n)
993 995
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
EVERTEC Group LLC Term Loan B
7.07%, 10/30/2030
(n)
220 219
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
FinThrive Software Intermediate Holdings Inc Term
Loan C
0.00%, 12/15/2028
(n),(o)
58 52
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
FinThrive Software Intermediate Holdings Inc Term
Loan B
8.32%, 12/17/2028
(n)
238 231
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Genesys Cloud Services Inc Term Loan B
6.82%, 01/23/2032
(n)
640 638
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Icon Parent Inc
7.21%, 09/11/2031
(n)
713 712
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Informatica LLC Term Loan B
6.58%, 10/27/2028
(n)
452 453
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Leia Finco US LLC Term Loan B
7.46%, 10/09/2031
(n)
550 550
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Mitchell International Inc Term Loan B
7.58%, 06/17/2031
(n)
493 491
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
PointClickCare Technologies Inc Term Loan B
7.55%, 10/10/2031
(n)
224 225
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Polaris Newco LLC Term Loan B
8.29%, 06/02/2028
(n)
147 142
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Project Ruby Ultimate Parent Corp Term Loan B
7.44%, 03/10/2028
(n)
240 240
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Rackspace Finance LLC Term Loan B
7.20%, 05/15/2028
(n)
$ 452 $ 202
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
10.70%, 05/15/2028
(n)
230 229
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Rocket Software Inc Term Loan B
8.58%, 11/28/2028
(n)
515 515
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
SS&C Technologies Inc Term Loan B8
6.33%, 05/09/2031
(n)
190 190
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
UKG Inc Term Loan B
7.33%, 02/10/2031
(n)
1,563 1,566
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
VS Buyer LLC Term Loan B
7.02%, 04/12/2031
(n)
229 229
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
West Technology Group LLC Term Loan B3
8.53%, 04/09/2027
(n)
253 139
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Zelis Payments Buyer Inc Term Loan B
7.07%, 09/28/2029
(n)
609 604
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
ZoomInfo LLC Term Loan B
6.08%, 02/28/2030
(n)
283 280
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 13,247
Telecommunications - 0.40%
Altice France SA TERM B14-Exit
9.75%, 08/15/2028
(n)
56 51
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Altice France SA Term Loan B11
9.25%, 07/31/2025
(n)
149 131
CME Term Secured Overnight Financing
Rate 6 Month + 2.75%
Altice France SA Term Loan B12
10.05%, 01/31/2026
(n)
148 131
CME Term Secured Overnight Financing
Rate 6 Month + 3.69%
Altice France SA Term Loan B13
10.50%, 08/14/2026
(n)
370 329
CME Term Secured Overnight Financing
Rate 6 Month + 4.00%
Cincinnati Bell Inc Term Loan B4
7.07%, 11/22/2028
(n)
364 365
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
CommScope LLC
9.57%, 12/18/2029
(n)
1,830 1,846
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Connect Finco SARL Term Loan B
8.83%, 09/27/2029
(n)
137 125
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Cyborg Oldco DC Holdings Inc Term Loan B
0.00%, 05/01/2024
(f),(n)
$ 277 $ —
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Delta Topco Inc Term Loan B
7.07%, 11/30/2029
(n)
797 792
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Digicel International Finance Ltd PIK Term Loan B
9.53%, PIK 2.25%, 05/25/2027
(m),(n)
618 615
CME Term Secured Overnight Financing
Rate 3 Month + 5.15%
Frontier Communications Holdings LLC Term Loan
B
6.79%, 07/01/2031
(n)
1,071 1,070
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
Level 3 Financing Inc Term Loan B3
8.57%, 03/22/2032
(n)
983 988
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Lumen Technologies Inc Term Loan A
10.33%, 06/01/2028
(n)
404 413
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Lumen Technologies Inc Term Loan B2
6.79%, 04/15/2030
(n)
610 603
CME Term Secured Overnight Financing
Rate 1 Month + 2.35%
MLN US Holdco LLC
0.00%, 10/18/2027
(f),(n)
615 —
CME Term Secured Overnight Financing
Rate 3 Month + 6.80%
MLN US Holdco LLC Term Loan
0.00%, 11/30/2025
(f),(n)
1,058 3
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Syniverse Holdings LLC/DE Term Loan
11.31%, 05/13/2027
(n)
83 79
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Viasat Inc Term Loan B
8.94%, 03/04/2029
(n)
23 22
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
8.94%, 05/30/2030
(n)
271 252
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Zayo Group Holdings Inc Term Loan B
7.44%, 03/09/2027
(n)
2,146 2,045
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 9,860
Transportation - 0.01%
PODS LLC Term Loan B
7.54%, 03/31/2028
(n)
144 138
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Stonepeak Nile Parent LLC Term Loan B
6.98%, 02/04/2032
(n)
156 156
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 294
TOTAL SENIOR FLOATING RATE INTERESTS $ 94,637
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 19.66%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.64%
5.00%, 06/01/2055
(p)
$ 1,423 $ 1,377
5.50%, 06/01/2055
(p)
8,708 8,620
6.00%, 06/01/2055
(p)
5,831 5,888
$ 15,885
U.S. Treasury - 0.02%
3.00%, 02/15/2049 655 472
U.S. Treasury Bill - 9.81%
4.10%, 09/04/2025
(a),(q),(r),(s)
88,700 87,722
4.12%, 08/07/2025
(a),(q)
2,800 2,778
4.16%, 07/17/2025
(a),(q),(r)
6,540 6,506
4.16%, 07/31/2025
(a),(q),(s)
4,700 4,667
4.16%, 11/28/2025
(a),(q)
6,290 6,160
4.17%, 07/15/2025
(a),(q),(r)
23,635 23,516
4.18%, 07/08/2025
(a),(q)
23,075 22,978
4.19%, 06/10/2025
(a),(q)
25 25
4.19%, 06/26/2025
(a),(q)
5,595 5,579
4.19%, 07/01/2025
(a),(q)
2,455 2,447
4.19%, 07/03/2025
(a),(q)
7,165 7,139
4.19%, 08/26/2025
(a),(q)
380 376
4.20%, 09/02/2025
(a),(q)
340 336
4.21%, 07/10/2025
(a),(q)
1,190 1,185
4.21%, 07/24/2025
(a),(q)
1,745 1,734
4.22%, 06/12/2025
(a),(q)
1,585 1,583
4.23%, 06/05/2025
(a),(q)
13,800 13,795
4.23%, 07/22/2025
(a),(q)
54,280 53,962
$ 242,488
U.S. Treasury Inflation-Indexed Obligations - 9.19%
0.13%, 07/15/2026 6,687 6,630
0.13%, 10/15/2026 6,969 6,887
0.13%, 01/15/2030 6,563 6,159
0.13%, 07/15/2030 7,484 6,986
0.13%, 01/15/2031 8,034 7,391
0.13%, 07/15/2031 8,120 7,414
0.13%, 01/15/2032 8,999 8,087
0.13%, 02/15/2051 2,788 1,490
0.13%, 02/15/2052 3,423 1,796
0.25%, 07/15/2029 6,170 5,896
0.25%, 02/15/2050 2,824 1,609
0.38%, 01/15/2027 543 535
0.38%, 07/15/2027 5,837 5,754
0.50%, 01/15/2028 6,827 6,686
0.63%, 07/15/2032 9,422 8,715
0.63%, 02/15/2043 2,942 2,157
0.75%, 07/15/2028 5,826 5,741
0.75%, 02/15/2042 3,667 2,810
0.75%, 02/15/2045 4,423 3,195
0.88%, 01/15/2029 5,194 5,096
0.88%, 02/15/2047 2,756 1,971
1.00%, 02/15/2046 2,248 1,685
1.00%, 02/15/2048 2,133 1,547
1.00%, 02/15/2049 1,462 1,045
1.13%, 01/15/2033 8,740 8,280
1.25%, 04/15/2028 7,543 7,516
1.38%, 07/15/2033 8,666 8,338
1.38%, 02/15/2044 4,171 3,463
1.50%, 02/15/2053 3,238 2,523
1.63%, 10/15/2027 7,940 8,032
1.63%, 10/15/2029 9,562 9,650
1.63%, 04/15/2030 4,811 4,825
1.75%, 01/15/2028 2,815 2,848
1.75%, 01/15/2034 9,155 8,997
1.88%, 07/15/2034
(s)
9,427 9,353
2.13%, 04/15/2029 8,194 8,396
2.13%, 01/15/2035 10,620 10,694
2.13%, 02/15/2040 1,615 1,578
2.13%, 02/15/2041 2,280 2,203
2.13%, 02/15/2054 3,189 2,870

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
2.38%, 10/15/2028 $ 8,133 $ 8,426
2.38%, 02/15/2055 1,637 1,556
2.50%, 01/15/2029 2,721 2,824
3.38%, 04/15/2032 1,254 1,388
3.63%, 04/15/2028 2,347 2,496
3.88%, 04/15/2029 3,356 3,660
$ 227,198
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 486,043
TOTAL PURCHASED OPTIONS - 0.00% $ 88
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.00% $ 26
Total Investments $ 2,517,150
Other Assets and Liabilities -  (1.79)% (44,407)
TOTAL NET ASSETS - 100.00% $ 2,472,743
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
(b) The Trust is not registered as an investment company under the Investment
Company Act of 1940, as amended, and is not required to register under such act. Consequently, shareholders do not have the regulatory protections provided to investors in registered investment companies. The Trust sells shares under the
Securities Act of 1933 and files reports pursuant to the Securities Act of 1934.
(c) 1-day yield shown is as of period end.
(d) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $31,466 or
1.27% of net assets.
(e) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(f) Non-income producing security
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $36,233 or 1.47% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $62,270 or 2.52% of net assets.
(i) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(j) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(k) Security is subject to a contractual sale restriction but this feature is not considered in measuring the fair value. At the end of the period, the value of these securities totaled $477. The sale restriction provision specified in the shareholder agreements have no specified expiration date or circumstances that could cause a lapse.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after May 31, 2025, at which time the interest rate will be determined.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Rate shown is the discount rate of the original purchase.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$15,431 or 0.62% of net assets.
(s) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $9,136 or 0.37% of net assets.
Affiliated Securities August 31, 2024 Purchases Sales May 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 108,731 $ 1,273,500 $ 1,317,716 $ 64,515
$ 108,731 $ 1,273,500 $ 1,317,716 $ 64,515
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 1,600 $ — $ — $ —
$ 1,600 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Millennium Health LLC 03/15/2016 $ — $ 2 0.00%
Millennium Health LLC 03/15/2016 — — 0.00%
Total $ 2 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - AUD versus NZD Citigroup Inc 1 AUD 2,996 AUD 1.09 06/04/2025 $ 6 $ — $ (6)
Put - USD versus JPY Barclays Bank PLC 1 $ 1,572 $ 146.00 06/12/2025 11 30 19
Put - USD versus JPY JPMorgan Chase 1 1,572 $ 141.00 06/12/2025 7 5 (2)
Put - USD versus JPY Barclays Bank PLC 1 1,955 $ 150.00 11/20/2025 4 5 1
Put - USD versus MXN Morgan Stanley & Co 1 2,752 $ 19.10 08/15/2025 26 22 (4)

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2025 (unaudited)
See accompanying notes.

Options (continued)
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Payout at expiry if USD-SOFR
ICESWAP>=5.2 and difference of US
10-Year swap and US 2-Year swap
>=.401
Citigroup Inc 36,167,000 $ 36,167 $ 0.40 08/19/2025 $ 19 $ 26 $ 7
Total $ 73 $ 88 $ 15
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - AUD versus NZD Citigroup Inc 1 AUD 2,996 AUD 1.10 06/04/2025 $ (2) $ — $ 2
Put - USD versus JPY Barclays Bank PLC 1 $ 1,572 $ 141.00 06/12/2025 (2) (4) (2)
Put - USD versus JPY JPMorgan Chase 1 1,572 $ 146.00 06/12/2025 (28) (30) (2)
Put - USD versus MXN Morgan Stanley & Co 1 2,752 $ 18.50 08/15/2025 (7) (5) 2
Call - Payout at expiry if USD-SOFR
ICESWAP>=6.0 and difference of US
10-Year swap and US 2-Year swap
>=.801
Citigroup Inc 36,167,000 36,167 $ 0.80 08/19/2025 (2) (3) (1)
Total $ (41) $ (42) $ (1)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference    Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 30 Year Interest
Rate Swap
Deutsche Bank
AG
4.35% Annual Secured
Overnight
Financing Rate
Annual $ 2,643 4.35% 08/13/2025 $ 38 $ 26 $ (12)
Total $ 38 $ 26 $ (12)
Written Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference  Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Annual 4.03% Annual $ 10,181 4.03% 08/13/2025 $ (44) $ (20) $ 24
Total $ (44) $ (20) $ 24
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month Secured Overnight Financing Rate; June 2026 Long 11 $ 2,657 $ 1
30 Day Federal Funds; July 2025 Long 6 2,392 (4)
Australia 10 Year Bond; June 2025 Long 1 74 —
Australia 3 Year Bond; June 2025 Short 14 970 —
Brent Crude; August 2025
(a)
Long 174 10,924 218
Brent Crude; December 2025
(a)
Short 50 3,071 143
Brent Crude; June 2026
(a)
Short 41 2,547 225
Brent Crude; November 2025
(a)
Long 48 2,947 (428)
California Carbon Allowance Vintage; December 2025
(a)
Long 87 2,340 (652)
Cocoa; July 2025
(a)
Long 7 685 142
Coffee 'C'; December 2025
(a)
Long 11 1,385 (152)
Coffee 'C'; July 2025
(a)
Long 12 1,541 (129)
Copper; December 2025
(a)
Long 16 1,920 (6)
Copper; July 2025
(a)
Long 40 4,678 124
Corn; December 2025
(a)
Long 30 658 (13)
Corn; December 2025
(a)
Short 203 4,451 153
Corn; July 2025
(a)
Long 513 11,389 (551)
Cotton No.2; December 2025
(a)
Long 45 1,524 (29)
Cotton No.2; July 2025
(a)
Short 12 390 3
ECX Emission; December 2025
(a)
Short 14 1,119 (39)
Euribor; June 2026 Short 4 1,116 —
Euro Bond 10 Year Bond; June 2025 Long 10 1,490 15
Euro Buxl 30 Year Bond; June 2025 Short 4 552 (2)
Euro Milling Wheat; September 2025
(a)
Long 107 1,219 (167)
Euro-BTP; June 2025 Short 12 1,651 (19)
Feeder Cattle; August 2025
(a)
Long 9 1,345 4
Frozen Concentrated Orange Juice-A; July 2025
(a)
Long 1 43 2

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2025 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Frozen Concentrated Orange Juice-A; November 2025
(a)
Long 2 $ 82 $ 6
Gasoline RBOB; July 2025
(a)
Long 62 5,247 (235)
Gasoline RBOB; November 2025
(a)
Long 10 734 3
Gold 100 oz; August 2025
(a)
Long 91 30,170 (776)
Gold 100 oz; December 2025
(a)
Long 20 6,739 424
ICE 3 Month Sterling Overnight Index Average; June 2026 Long 3 973 —
ICE Endex Dutch TTF Natural Gas; July 2025
(a)
Long 23 665 42
KC HRW Wheat; December 2025
(a)
Long 14 398 (1)
KC HRW Wheat; July 2025
(a)
Long 47 1,253 20
Lean Hogs; October 2025
(a)
Long 13 462 48
Live Cattle; August 2025
(a)
Long 73 6,113 130
Live Cattle; October 2025
(a)
Long 12 996 50
LME Copper; December 2026
(a)
Short 23 5,414 80
LME Copper; July 2025
(a)
Long 92 21,936 599
LME Copper; June 2025
(a)
Short — — (2,159)
LME Lead; July 2025
(a)
Short — — 12
LME Lead; November 2025
(a)
Long 5 247 3
LME Lead; September 2025
(a)
Short — — (21)
LME Nickel; July 2025
(a)
Short — — 61
LME Nickel; June 2025
(a)
Short — — 283
LME Nickel; November 2025
(a)
Long 8 740 (21)
LME Nickel; September 2025
(a)
Short — — (76)
LME PRI Alum; December 2026
(a)
Short 38 2,384 268
LME PRI Alum; July 2025
(a)
Short — — 156
LME PRI Alum; July 2025
(a)
Long 283 17,251 193
LME PRI Alum; June 2025
(a)
Short — — (1,784)
LME PRI Alum; November 2025
(a)
Long 32 1,967 5
LME PRI Alum; September 2025
(a)
Short — — (289)
LME Zinc; July 2025
(a)
Short — — 5
LME Zinc; June 2025
(a)
Short — — 67
LME Zinc; November 2025
(a)
Long 10 659 (1)
LME Zinc; September 2025
(a)
Short — — (87)
Low Sulphur Gasoline; July 2025
(a)
Long 104 6,144 100
Low Sulphur Gasoline; November 2025
(a)
Long 14 823 10
Natural Gas; April 2027
(a)
Short 24 832 (10)
Natural Gas; April 2028
(a)
Short 16 524 7
Natural Gas; January 2026
(a)
Short 97 4,650 268
Natural Gas; July 2025
(a)
Long 153 5,274 (366)
Natural Gas; June 2027
(a)
Short 24 858 (28)
Natural Gas; June 2028
(a)
Short 16 543 (11)
Natural Gas; March 2026
(a)
Long 164 6,719 (160)
Natural Gas; May 2027
(a)
Short 24 825 (9)
Natural Gas; May 2028
(a)
Short 16 518 14
Natural Gas; October 2025
(a)
Long 91 3,283 (332)
NY Harb ULSD; November 2025
(a)
Long 8 677 3
Platinum; July 2025
(a)
Long 12 633 36
Silver; December 2025
(a)
Long 12 2,024 27
Silver; July 2025
(a)
Long 32 5,285 271
Soybean Meal; December 2025
(a)
Long 24 741 (23)
Soybean Oil; December 2025
(a)
Long 29 829 83
Soybean Oil; July 2025
(a)
Long 39 1,097 30
Soybean; July 2025
(a)
Long 47 2,449 (13)
Soybean; November 2025
(a)
Long 134 6,879 (14)
Sugar #11; July 2025
(a)
Long 46 878 (89)
Sugar #11; October 2025
(a)
Long 54 1,042 (85)
US 10 Year Note; September 2025 Short 23 2,547 (23)
US 10 Year Ultra Note; September 2025 Short 169 19,020 (168)
US 2 Year Note; September 2025 Long 217 45,014 49
US 5 Year Note; September 2025 Long 53 5,734 18
US Long Bond; September 2025 Short 9 1,015 (16)
US Ultra Bond; September 2025 Short 26 3,018 (58)
Wheat; December 2025
(a)
Long 23 657 —
Wheat; December 2025
(a)
Short 88 2,512 (4)
Wheat; July 2025
(a)
Long 22 587 (18)
WTI Crude; July 2025
(a)
Long 66 4,012 98
WTI Crude; November 2025
(a)
Short 28 1,630 (33)
WTI Crude; September 2025
(a)
Long 73 4,307 (35)
Total $ (4,637)
Amounts in thousands except contracts.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2025 (unaudited)
See accompanying notes.

(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 06/03/2025 EUR 53 $ 60 $ — $ —
Bank of America NA 07/02/2025 $ 9 EUR 8 — —
Barclays Bank PLC 06/03/2025 JPY 78,601 $ 544 2 —
Barclays Bank PLC 07/02/2025 $ 546 JPY 78,601 — (2)
Barclays Bank PLC 07/02/2025 $ 49 CAD 67 — —
BNP Paribas 06/03/2025 EUR 1,939 $ 2,189 13 —
BNP Paribas 07/02/2025 $ 2,193 EUR 1,939 — (13)
Citigroup Inc 06/18/2025 BRL 1,126 $ 197 — (1)
Citigroup Inc 06/18/2025 $ 353 BRL 2,080 — (9)
Deutsche Bank AG 06/03/2025 GBP 601 $ 809 — —
Deutsche Bank AG 06/03/2025 $ 2,218 EUR 1,942 13 —
Deutsche Bank AG 06/03/2025 $ 402 JPY 57,250 4 —
Deutsche Bank AG 06/18/2025 $ 148 BRL 835 2 —
Deutsche Bank AG 07/02/2025 $ 810 GBP 601 — —
HSBC Securities Inc 06/03/2025 $ 169 JPY 24,265 — —
JPMorgan Chase 06/03/2025 $ 74 EUR 65 — —
JPMorgan Chase 06/03/2025 $ 931 GBP 695 — (6)
JPMorgan Chase 06/18/2025 $ 209 BRL 1,191 2 —
Standard Chartered Bank, Hong Kong 06/03/2025 GBP 90 $ 122 — (1)
Toronto Dominion Bank 06/18/2025 MXN 345 $ 17 1 —
UBS AG 07/22/2025 $ 129 JPY 18,000 4 —
Total $ 41 $ (32)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as
of May 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.44 N/A 5.00% Quarterly 06/20/2030 $ 3,609 $ 174 $ 46 $ 220
Total $ 174 $ 46 $ 220
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $3,609.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Receive 2.49% Annual Semiannual N/A 02/19/2054 EUR 307 $ 7 $ 1 $ 8
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 337 6 2 8
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 461 8 2 10
6 Month Euro Interbank Offered Rate Pay 2.46% Semiannual Annual N/A 03/22/2054 2 — — —
6 Month Euro Interbank Offered Rate Receive 2.54% Annual Semiannual N/A 04/22/2054 398 5 — 5
6 Month Euro Interbank Offered Rate Pay 2.44% Semiannual Annual N/A 06/24/2054 58 (2) — (2)
6 Month Euro Interbank Offered Rate Receive 2.25% Annual Semiannual N/A 10/02/2054 370 28 2 30
6 Month Euro Interbank Offered Rate Pay 2.18% Semiannual Annual N/A 11/07/2054 73 (7) — (7)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.69% Maturity Maturity N/A 04/15/2029 $ 200 (1) — (1)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.84% Maturity Maturity N/A 04/15/2028 250 (1) — (1)

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2025 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.84% Maturity Maturity N/A 04/15/2028 $ 249 $ (1) $ — $ (1)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.68% Maturity Maturity N/A 04/15/2029 200 (1) — (1)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.72% Maturity Maturity N/A 04/15/2029 399 (2) — (2)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.87% Maturity Maturity N/A 04/15/2028 499 (2) — (2)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.67% Maturity Maturity N/A 04/15/2029 262 — — —
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.83% Maturity Maturity N/A 04/15/2028 345 (1) — (1)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.76% Maturity Maturity N/A 04/09/2027 1,200 — — —
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.73% Maturity Maturity N/A 04/15/2028 255 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.53% Maturity Maturity N/A 04/15/2029 231 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.83% Maturity Maturity N/A 04/15/2028 499 (2) — (2)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.40% Maturity Maturity N/A 04/09/2029 710 4 — 4
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.92% Maturity Maturity N/A 05/12/2027 3,305 (9) — (9)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.90% Maturity Maturity N/A 04/15/2027 3,125 (9) — (9)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.80% Maturity Maturity N/A 07/15/2027 825 (3) — (3)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.65% Maturity Maturity N/A 04/15/2029 267 — — —
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.79% Maturity Maturity N/A 04/15/2028 499 — — —
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.69% Maturity Maturity N/A 04/15/2029 399 (1) — (1)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.61% Maturity Maturity N/A 01/21/2028 740 4 (1) 3
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.55% Maturity Maturity N/A 05/07/2049 40 (1) — (1)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.47% Maturity Maturity N/A 07/15/2049 40 — — —
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.31% Maturity Maturity N/A 08/23/2049 20 — — —
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.51% Maturity Maturity N/A 11/08/2054 130 (2) — (2)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.59% Maturity Maturity N/A 01/29/2027 8,390 58 — 58
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.48% Maturity Maturity N/A 02/10/2050 170 (2) 1 (1)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.54% Maturity Maturity N/A 04/15/2029 199 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.69% Maturity Maturity N/A 04/15/2028 249 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.64% Maturity Maturity N/A 04/15/2029 399 — — —
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.69% Maturity Maturity N/A 04/15/2028 249 1 — 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.53% Maturity Maturity N/A 04/15/2029 199 1 — 1
EUR - France Consumer Price Index Ex
Tobacco
Pay 2.02% Maturity Maturity N/A 03/15/2035 EUR 250 4 (1) 3
Eurostat Eurozone HICP ex Tobacco Receive 2.06% Maturity Maturity N/A 03/15/2035 250 (4) — (4)
Eurostat Eurozone HICP ex Tobacco Receive 1.50% Maturity Maturity N/A 05/15/2027 409 — — —
Eurostat Eurozone HICP ex Tobacco Receive 1.51% Maturity Maturity N/A 05/15/2027 491 — — —
Eurostat Eurozone HICP ex Tobacco Receive 1.53% Maturity Maturity N/A 05/15/2027 1,553 (1) — (1)
Secured Overnight Financing Rate Pay 3.90% Annual Annual N/A 05/16/2026 $ 2,599 (4) — (4)
Secured Overnight Financing Rate Pay 3.80% Annual Annual N/A 05/16/2026 3,387 (9) — (9)

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2025 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Secured Overnight Financing Rate Receive 3.81% Annual Annual N/A 05/16/2026 $ 2,599 $ 5 $ 2 $ 7
Secured Overnight Financing Rate Receive 3.79% Annual Annual N/A 05/16/2026 3,387 9 — 9
Tokyo Overnight Average Rate Receive 0.68% Annual Annual N/A 04/21/2027 JPY 194,705 2 — 2
Tokyo Overnight Average Rate Receive 1.00% Annual Annual N/A 03/12/2027 202,964 (3) — (3)
Tokyo Overnight Average Rate Receive 1.03% Annual Annual N/A 03/12/2027 496,691 (7) — (7)
Tokyo Overnight Average Rate Receive 1.02% Annual Annual N/A 03/12/2027 460,140 (6) (1) (7)
Tokyo Overnight Average Rate Receive 0.69% Annual Annual N/A 04/21/2027 196,981 2 — 2
Tokyo Overnight Average Rate Receive 0.70% Annual Annual N/A 05/11/2027 155,484 2 — 2
US Federal Funds Effective Rate
(continuous series)
Pay 4.28% Annual Annual N/A 07/30/2025 $ 81,335 (5) — (5)
US Federal Funds Effective Rate
(continuous series)
Pay 4.29% Annual Annual N/A 07/30/2025 81,335 (4) — (4)
US Federal Funds Effective Rate
(continuous series)
Pay 4.29% Annual Annual N/A 07/30/2025 81,334 (4) — (4)
Total $ 56 $ 7 $ 63
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/
(Depreciation)
Asset Liability
Bank of America
NA
(a)
United States Treasury 13
Week Bill High Discount
Rate + 0.12%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/03/2025 $ 16 $ — $ — $ (32)
Bank of America
NA
(a)
3 Month US Treasury Bill
High Rate + 0.25%
CRB Total Return Index Monthly 05/01/2026 4 — 17 —
Citigroup Inc
(a)
United States Treasury 13
Week Bill High Discount
Rate + 0.11%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/03/2025 47 — — (96)
Citigroup Inc
(a)
3 Month US Treasury Bill
High Rate + 0.24%
CRB Total Return Index Monthly 05/01/2026 7 — 29 —
Goldman Sachs &
Co
(a)
United States Treasury 13
Week Bill High Discount
Rate + 0.11%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/03/2025 37 — — (76)
Goldman Sachs &
Co
(a)
Bloomberg Commodity
Index 3 Month Forward Total
Return + 0.00%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/04/2025 6 — — (12)
Goldman Sachs &
Co
(a)
Bloomberg Cotton Subindex
+ 0.00%
Bloomberg Cotton Subindex Monthly 11/04/2025 28 — — (30)
JPMorgan Chase
(a)
Bloomberg Cotton Subindex
+ 0.00%
Bloomberg Cotton Subindex Monthly 11/04/2025 50 — — (16)
Total $ — $ 46 $ (262)
Amounts in thousands.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a wholly-owned subsidiary of the Fund.

Schedule of Investments
Edge MidCap Fund
May 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .31 % Shares Held Value (000's)
Money Market Funds - 1 .31%
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b)
747,916 $ 748
TOTAL INVESTMENT COMPANIES $ 748
COMMON STOCKS - 98 .79 % Shares Held Value (000's)
Advertising - 0 .21%
Interpublic Group of Cos Inc/The 5,078 $ 122
Automobile Parts & Equipment - 1 .94%
Autoliv Inc 10,758 1,106
Banks - 2 .91%
Cullen/Frost Bankers Inc 13,090 1,662
Building Materials - 2 .58%
Lennox International Inc 2,614 1,475
Chemicals - 2 .50%
RPM International Inc 12,538 1,427
Commercial Services - 2 .71%
Morningstar Inc 5,020 1,548
Computers - 0 .46%
Amdocs Ltd 2,884 265
Consumer Products - 3 .91%
Avery Dennison Corp 7,954 1,414
WD-40 Co 3,346 815
$ 2,229
Diversified Financial Services - 5 .63%
Hamilton Lane Inc 10,131 1,510
LPL Financial Holdings Inc 4,394 1,700
$ 3,210
Electric - 4 .10%
Alliant Energy Corp 26,656 1,659
Talen Energy Corp
(c)
2,788 680
$ 2,339
Electronics - 2 .91%
nVent Electric PLC 25,218 1,659
Entertainment - 2 .75%
Live Nation Entertainment Inc
(c)
11,453 1,571
Hand & Machine Tools - 7 .86%
Lincoln Electric Holdings Inc 8,111 1,570
MSA Safety Inc 9,645 1,573
Snap-on Inc 4,203 1,348
$ 4,491
Healthcare - Products - 5 .00%
Bio-Techne Corp 23,436 1,134
STERIS PLC 7,033 1,725
$ 2,859
Healthcare - Services - 2 .45%
Universal Health Services Inc 7,357 1,400
Insurance - 5 .54%
Fidelity National Financial Inc 22,731 1,245
Kinsale Capital Group Inc 1,909 901
Markel Group Inc
(c)
521 1,012
$ 3,158
Leisure Products & Services - 1 .56%
YETI Holdings Inc
(c)
29,201 892
Lodging - 2 .19%
Hyatt Hotels Corp 9,491 1,253
Machinery - Diversified - 2 .03%
Nordson Corp 5,467 1,159
Oil & Gas - 3 .78%
Coterra Energy Inc 29,302 712
HF Sinclair Corp 15,383 556
Permian Resources Corp 70,676 892
$ 2,160
Pharmaceuticals - 1 .90%
Cardinal Health Inc 7,023 1,085
Pipelines - 1 .35%
DT Midstream Inc 7,365 771
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 7 .42%
Alexandria Real Estate Equities Inc 7,137 $ 501
Equity LifeStyle Properties Inc 20,951 1,332
Essential Properties Realty Trust Inc 34,871 1,133
Terreno Realty Corp 22,561 1,273
$ 4,239
Retail - 7 .30%
Casey's General Stores Inc 3,849 1,686
Tractor Supply Co 31,372 1,518
Williams-Sonoma Inc 5,940 961
$ 4,165
Semiconductors - 3 .52%
Monolithic Power Systems Inc 2,362 1,563
Teradyne Inc 5,646 444
$ 2,007
Software - 10 .41%
Cloudflare Inc
(c)
10,775 1,787
Fair Isaac Corp
(c)
805 1,390
HubSpot Inc
(c)
2,144 1,265
Tyler Technologies Inc
(c)
2,606 1,503
$ 5,945
Transportation - 1 .65%
Expeditors International of Washington Inc 8,340 940
Water - 2 .22%
Essential Utilities Inc 32,929 1,269
TOTAL COMMON STOCKS $ 56,406
Total Investments $ 57,154
Other Assets and Liabilities -  (0.10)% (57)
TOTAL NET ASSETS - 100.00% $ 57,097
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
Edge MidCap Fund
May 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales May 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 975 $ 17,443 $ 17,670 $ 748
$ 975 $ 17,443 $ 17,670 $ 748
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 41 $ — $ — $ —
$ 41 $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 21.43% Shares Held Value (000's)
Closed-End Funds - 0.63%
BlackRock Municipal Income Quality Trust 25,921 $ 272
BlackRock MuniYield Quality Fund III Inc 6,330 66
BlackRock MuniYield Quality Fund Inc 34,708 382
Franklin Universal Trust 13,711 103
Invesco Municipal Opportunity Trust 18,794 173
Invesco Value Municipal Income Trust 39,478 462
Nuveen AMT-Free Municipal Credit Income Fund 32,880 392
Nuveen AMT-Free Quality Municipal Income Fund 29,283 318
Nuveen Municipal Credit Income Fund 22,907 272
Nuveen Municipal Value Fund Inc 14,992 128
Saba Capital Income & Opportunities Fund 10,973 84
$ 2,652
Exchange-Traded Funds - 1.13%
iShares Floating Rate Bond ETF 22,383 1,141
iShares MSCI EAFE Value ETF 9,750 621
iShares Russell 2000 ETF 706 145
iShares Russell 2000 Growth ETF 57 15
iShares Russell 2000 Value ETF 147 22
PGIM AAA CLO ETF 35,525 1,826
Vanguard Value ETF 5,650 968
$ 4,738
Money Market Funds - 19.67%
BlackRock Liquidity FedFund - Institutional Class
4.22%
(a)
3,883,000 3,883
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.23%
(a),(b)
3,725,072 3,725
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(c)
74,817,183 74,817
$ 82,425
TOTAL INVESTMENT COMPANIES $ 89,815
COMMON STOCKS - 35.54% Shares Held Value (000's)
Advertising - 0.36%
Dentsu Group Inc
(d)
3,500 $ 76
Interpublic Group of Cos Inc/The 49,416 1,184
National CineMedia Inc 8,508 46
Omnicom Group Inc 2,019 148
Publicis Groupe SA 468 51
$ 1,505
Aerospace & Defense - 0.66%
Airbus SE 114 21
CAE Inc
(d),(e)
600 15
FTAI Aviation Ltd 264 31
General Dynamics Corp
(d)
1,016 283
General Electric Co
(d)
894 220
HEICO Corp - Class A
(d)
211 50
Hexcel Corp 888 47
Howmet Aerospace Inc
(d)
2,085 354
L3Harris Technologies Inc
(d)
804 196
Lockheed Martin Corp
(d)
1,091 527
MTU Aero Engines AG 324 129
Northrop Grumman Corp 287 139
Rolls-Royce Holdings PLC
(d)
3,610 42
RTX Corp
(d)
773 105
Safran SA 474 140
Singapore Technologies Engineering Ltd 24,600 149
Spirit AeroSystems Holdings Inc
(e)
8,601 322
$ 2,770
Agriculture - 0.22%
Altria Group Inc
(d)
5,709 346
Archer-Daniels-Midland Co 3,259 157
Philip Morris International Inc
(d)
2,350 425
$ 928
Airlines - 0.22%
ANA Holdings Inc
(d)
11,100 220
Delta Air Lines Inc
(d)
4,513 218
Japan Airlines Co Ltd
(d)
12,300 249
COMMON STOCKS (continued) Shares Held Value (000’s)
Airlines (continued)
Qantas Airways Ltd 32,493 $ 222
$ 909
Apparel - 0.47%
Carter's Inc 1,243 39
Deckers Outdoor Corp
(d),(e)
3,094 326
Gildan Activewear Inc
(d)
3,000 140
NIKE Inc 1,330 80
On Holding AG
(e)
905 54
Ralph Lauren Corp 975 270
Skechers USA Inc
(e)
12,884 799
Steven Madden Ltd 2,107 52
Tapestry Inc 2,593 204
$ 1,964
Automobile Manufacturers - 0.34%
Blue Bird Corp
(e)
1,611 62
Cummins Inc 636 204
Daimler Truck Holding AG 2,413 105
Ferrari NV 283 135
General Motors Co 1,998 99
Mercedes-Benz Group AG 2,903 174
Subaru Corp
(d)
4,900 90
Suzuki Motor Corp
(d)
6,200 79
Tesla Inc
(d),(e)
1,002 347
Volvo AB - B Shares 4,433 123
Zapp Electric Vehicles Group Ltd - Warrants
(e)
1,167 —
$ 1,418
Automobile Parts & Equipment - 0.16%
Aptiv PLC
(d),(e)
3,402 227
Denso Corp
(d)
7,700 104
Gentex Corp 2,538 55
Goodyear Tire & Rubber Co/The
(e)
5,534 63
Magna International Inc
(d)
4,500 164
Phinia Inc 1,108 48
Visteon Corp
(e)
217 18
$ 679
Banks - 1.06%
AIB Group PLC 1,088 9
Atlantic Union Bankshares Corp 1,794 54
Banco Bilbao Vizcaya Argentaria SA 10,194 153
Banco BPM SpA 1,313 15
Banco Santander SA 1,038 8
Bank of America Corp
(d)
4,264 188
Bank of New York Mellon Corp/The 297 26
Bank OZK 1,191 53
Banner Corp 795 49
BOC Hong Kong Holdings Ltd 33,000 139
Cadence Bank 3,432 104
CaixaBank SA 2,554 22
Citigroup Inc
(d)
2,672 201
Citizens Financial Group Inc 430 17
Columbia Banking System Inc 2,100 49
Computershare Ltd 5,538 143
CVB Financial Corp 3,280 62
DBS Group Holdings Ltd 4,540 157
DNB Bank ASA 12,741 341
Erste Group Bank AG 428 34
Fifth Third Bancorp
(d)
942 36
FinecoBank Banca Fineco SpA 10,054 217
First Hawaiian Inc 2,266 54
First Interstate BancSystem Inc 3,192 87
FNB Corp/PA 3,567 50
Goldman Sachs Group Inc/The 154 93
Home BancShares Inc/AR 2,467 70
HSBC Holdings PLC
(d)
9,999 118
Huntington Bancshares Inc/OH 533 8
JPMorgan Chase & Co
(d)
1,167 308
Lloyds Banking Group PLC
(d)
51,041 53
M&T Bank Corp
(d)
752 137
Morgan Stanley 924 119

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Northern Trust Corp 74 $ 8
Old National Bancorp/IN 2,945 61
PNC Financial Services Group Inc/The 165 29
Prosperity Bancshares Inc 630 44
Regions Financial Corp 8 —
Royal Bank of Canada
(d)
800 101
Standard Chartered PLC
(d)
2,717 42
Stellar Bancorp Inc 1,570 42
Sumitomo Mitsui Financial Group Inc
(d)
1,500 39
Sumitomo Mitsui Trust Group Inc
(d)
3,800 103
Svenska Handelsbanken AB 7,740 103
Truist Financial Corp 502 20
UniCredit SpA 2,205 142
United Community Banks Inc/GA 1,396 40
US Bancorp
(d)
4,810 210
Veritex Holdings Inc 1,708 41
Wells Fargo & Co 3,226 241
$ 4,440
Beverages - 0.34%
Coca-Cola Co/The 3,860 278
Coca-Cola HBC AG
(d),(e)
1,721 90
Constellation Brands Inc 1,371 244
Keurig Dr Pepper Inc 7,582 255
Kirin Holdings Co Ltd 9,000 129
Molson Coors Beverage Co
(d)
2,104 113
Monster Beverage Corp
(e)
2,169 139
PepsiCo Inc 1,504 198
$ 1,446
Biotechnology - 0.64%
89bio Inc
(e)
207 2
ACADIA Pharmaceuticals Inc
(e)
212 5
ADMA Biologics Inc
(e)
403 8
Akero Therapeutics Inc
(e)
136 7
Akouos Inc - Contingent Value Rights
(e),(f)
4,410 2
Alnylam Pharmaceuticals Inc
(d),(e)
78 24
Amicus Therapeutics Inc
(e)
2,238 14
ANI Pharmaceuticals Inc
(e)
33 2
Apogee Therapeutics Inc
(e)
332 12
Arcellx Inc
(e)
80 5
Arcutis Biotherapeutics Inc
(e)
192 2
Ardelyx Inc
(e)
439 2
Arrowhead Pharmaceuticals Inc
(e)
214 3
Aurinia Pharmaceuticals Inc
(e)
238 2
Avidity Biosciences Inc
(e)
697 22
Axsome Therapeutics Inc
(e)
156 16
Beam Therapeutics Inc
(e)
169 3
BioCryst Pharmaceuticals Inc
(e)
325 3
Biogen Inc
(d),(e)
3,276 425
Biohaven Ltd
(e)
154 2
BioMarin Pharmaceutical Inc
(d),(e)
5,037 292
Blueprint Medicines Corp
(e)
404 41
Bridgebio Pharma Inc
(e)
253 9
Celldex Therapeutics Inc
(e)
820 16
CG oncology Inc
(e)
99 2
Corteva Inc 1,468 104
Crinetics Pharmaceuticals Inc
(e)
741 23
CSL Ltd 50 8
Cytokinetics Inc
(e)
530 16
Denali Therapeutics Inc
(e)
227 3
Disc Medicine Inc
(e)
311 14
Dynavax Technologies Corp
(e)
237 2
Dyne Therapeutics Inc
(e)
155 2
Edgewise Therapeutics Inc
(e)
132 2
Genmab A/S
(e)
757 160
Geron Corp
(e)
1,031 2
Gilead Sciences Inc
(d)
5,859 645
Halozyme Therapeutics Inc
(e)
224 13
Ideaya Biosciences Inc
(e)
156 3
Illumina Inc
(d),(e)
886 73
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Immunovant Inc
(e)
106 $ 2
Incyte Corp
(d),(e)
3,969 258
Inhibrx Inc - Contingent Value Rights
(e),(f)
4,407 3
Innoviva Inc
(e)
99 2
Insmed Inc
(e)
786 55
Intellia Therapeutics Inc
(e)
186 1
Iovance Biotherapeutics Inc
(e)
480 1
Janux Therapeutics Inc
(e)
60 1
Kiniksa Pharmaceuticals International Plc
(e)
68 2
Krystal Biotech Inc
(e)
45 6
Kymera Therapeutics Inc
(e)
338 10
Ligand Pharmaceuticals Inc
(e)
32 3
Liquidia Corp
(e)
111 2
Novavax Inc
(e)
279 2
Nurix Therapeutics Inc
(e)
136 1
Nuvalent Inc
(e)
312 23
PTC Therapeutics Inc
(e)
633 31
Recursion Pharmaceuticals Inc
(e)
481 2
Revolution Medicines Inc
(e)
1,062 42
Royalty Pharma PLC 2,343 77
Scholar Rock Holding Corp
(e)
474 14
Soleno Therapeutics Inc
(e)
153 11
SpringWorks Therapeutics Inc
(e)
122 6
Structure Therapeutics Inc ADR
(e)
257 6
Summit Therapeutics Inc
(e)
168 3
Swedish Orphan Biovitrum AB
(e)
2,001 61
Syndax Pharmaceuticals Inc
(e)
147 1
Tarsus Pharmaceuticals Inc
(e)
66 3
Tevogen Bio Holdings Inc - Warrants
(e)
597 —
TG Therapeutics Inc
(e)
296 10
Travere Therapeutics Inc
(e)
150 2
Vera Therapeutics Inc
(e)
82 2
Veracyte Inc
(e)
137 4
Vericel Corp
(e)
89 4
Vertex Pharmaceuticals Inc
(e)
105 46
Viridian Therapeutics Inc
(e)
138 2
$ 2,690
Building Materials - 0.66%
AZEK Co Inc/The
(e)
35,295 1,748
Builders FirstSource Inc
(e)
461 50
Cemex SAB de CV ADR 20,339 139
CRH PLC 600 54
Gibraltar Industries Inc
(e)
901 53
Holcim AG
(e)
102 11
Johnson Controls International plc 1,179 119
Masco Corp
(d)
2,849 178
Mohawk Industries Inc
(e)
358 36
Trane Technologies PLC
(d)
734 316
Vulcan Materials Co
(d)
167 44
$ 2,748
Chemicals - 0.75%
Asahi Kasei Corp
(d)
13,700 96
Cabot Corp 661 49
CF Industries Holdings Inc 2,168 197
DuPont de Nemours Inc
(d)
11,400 761
Eastman Chemical Co
(d)
2,725 214
Ecolab Inc
(d)
717 191
Evonik Industries AG 1,510 33
FMC Corp 771 31
Givaudan SA 4 20
Linde PLC 960 449
LyondellBasell Industries NV 5,188 293
Mativ Holdings Inc 2,855 16
Nitto Denko Corp
(d)
6,000 109
Novonesis Novozymes B 1,486 105
Nutrien Ltd
(d)
3,300 195
PPG Industries Inc
(d)
2,933 325
Quaker Chemical Corp 471 51
$ 3,135

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Coal - 0.01%
Ramaco Resources Inc - A Shares 4,050 $ 37
Ramaco Resources Inc - B Shares 150 1
$ 38
Commercial Services - 0.89%
Adtalem Global Education Inc
(e)
522 69
Altaba Inc - Escrow
(e)
837,142 1,088
Automatic Data Processing Inc
(d)
789 257
Booz Allen Hamilton Holding Corp
(d)
995 105
Cintas Corp
(d)
919 208
CoreCivic Inc
(e)
2,533 56
Corpay Inc
(e)
756 246
Dun & Bradstreet Holdings Inc 15,938 144
Edenred SE 265 8
GEO Group Inc/The
(e)
530 14
H&R Block Inc 810 46
Laureate Education Inc
(e)
4,099 92
Loomis AB 1,232 48
PayPal Holdings Inc
(d),(e)
3,450 242
PROG Holdings Inc 1,872 54
Progyny Inc
(e)
2,571 55
Remitly Global Inc
(e)
3,327 71
Repay Holdings Corp
(e)
5,384 26
S&P Global Inc 486 250
Shift4 Payments Inc
(e)
632 60
Stride Inc
(e)
249 38
TransUnion 775 66
TriNet Group Inc 995 83
United Rentals Inc
(d)
350 248
Upbound Group Inc 2,111 48
Verra Mobility Corp
(e)
5,312 126
$ 3,748
Computers - 1.26%
Accenture PLC - Class A 1,476 468
Apple Inc
(d)
11,130 2,236
CACI International Inc
(e)
133 57
Cognizant Technology Solutions Corp 162 13
CyberArk Software Ltd
(e)
232 89
Dell Technologies Inc 1,415 157
EPAM Systems Inc
(e)
1,017 177
ExlService Holdings Inc
(e)
1,802 83
Fortinet Inc
(d),(e)
2,514 255
Grid Dynamics Holdings Inc
(e)
3,904 49
Hewlett Packard Enterprise Co
(d)
14,060 243
HP Inc 5,792 144
International Business Machines Corp 316 82
Leidos Holdings Inc
(d)
919 136
Maximus Inc 656 48
NCR Voyix Corp
(e)
4,053 45
NetApp Inc 1,088 108
Okta Inc
(d),(e)
225 23
Otsuka Corp
(d)
8,200 169
PAR Technology Corp
(e)
286 19
SCSK Corp
(d)
3,000 91
Seagate Technology Holdings PLC
(d)
1,977 233
Western Digital Corp
(d)
5,736 296
WNS Holdings Ltd
(e)
1,353 78
$ 5,299
Consumer Products - 0.12%
Avery Dennison Corp 984 175
Clorox Co/The
(d)
883 117
Helen of Troy Ltd
(e)
834 22
Kimberly-Clark Corp 1,330 191
$ 505
Cosmetics & Personal Care - 0.23%
Colgate-Palmolive Co 1,709 159
Estee Lauder Cos Inc/The 3,361 225
Kao Corp
(d)
1,100 50
Prestige Consumer Healthcare Inc
(e)
88 8
Procter & Gamble Co/The 2,421 411
COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care (continued)
Unilever PLC 1,601 $ 102
$ 955
Distribution & Wholesale - 0.54%
Fastenal Co
(d)
6,238 258
H&E Equipment Services Inc 14,687 1,390
LKQ Corp
(d)
3,072 124
MRC Global Inc
(e)
6,539 81
Pool Corp
(d)
74 22
Rush Enterprises Inc - Class A 788 39
Sumitomo Corp 1,000 26
Toyota Tsusho Corp
(d)
2,500 53
WW Grainger Inc
(d)
259 282
$ 2,275
Diversified Financial Services - 1.84%
4L Technologies
(e),(f)
24,306 —
Air Lease Corp 879 51
Ally Financial Inc
(d)
2,805 98
American Express Co
(d)
858 252
Ameriprise Financial Inc 32 16
Apollo Global Management Inc 213 28
ASX Ltd 330 15
Blackrock Inc 170 167
Bread Financial Holdings Inc 1,183 61
Capital One Financial Corp
(d)
1,733 328
Cboe Global Markets Inc 481 110
Charles Schwab Corp/The
(d)
3,046 269
CI Financial Corp 56,318 1,290
CME Group Inc 1,151 333
Coinbase Global Inc
(e)
818 202
Element Comm Aviation
(e),(f),(g)
280 —
Enova International Inc
(e)
942 87
EZCORP Inc
(e)
2,838 38
Federal Agricultural Mortgage Corp 273 51
Franklin Resources Inc 4,070 88
Hamilton Lane Inc 260 39
IGM Financial Inc
(d)
700 22
Interactive Brokers Group Inc - A Shares 285 60
Intercontinental Exchange Inc 984 177
Invesco Ltd 177 3
Mastercard Inc 715 419
Mr Cooper Group Inc
(e)
9,921 1,285
Nasdaq Inc 2,839 237
Navient Corp 4,324 58
PJT Partners Inc 440 66
Radian Group Inc 1,993 68
Raymond James Financial Inc
(d)
1,474 217
Singapore Exchange Ltd 14,800 161
Synchrony Financial
(d)
1,872 108
T Rowe Price Group Inc 1,037 97
TMX Group Ltd
(d)
600 24
TPG Inc 1,611 77
Tradeweb Markets Inc
(d)
882 127
Visa Inc
(d)
2,560 935
Voya Financial Inc 479 32
$ 7,696
Electric - 0.62%
Ameresco Inc
(e)
1,680 23
CLP Holdings Ltd 1,500 13
Constellation Energy Corp
(d)
2,500 765
Dominion Energy Inc 944 53
Duke Energy Corp 229 27
Edison International
(d)
2,350 131
Emera Inc
(d)
1,100 50
Evergy Inc 175 12
Eversource Energy
(d)
1,857 120
Exelon Corp 1,669 73
Iberdrola SA 5,483 100

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Kansai Electric Power Co Inc/The 4,400 $ 50
NRG Energy Inc
(d)
3,913 611
PG&E Corp 767 13
PPL Corp 228 8
Sempra 997 78
Vistra Corp
(d)
2,855 459
$ 2,586
Electrical Components & Equipment - 0.22%
Acuity Inc 146 38
AMETEK Inc 1,235 221
Eaton Corp PLC
(d)
306 98
Emerson Electric Co 1,016 121
Energizer Holdings Inc 1,593 37
Generac Holdings Inc
(d),(e)
2,971 363
Novanta Inc
(e)
327 40
Zeo Energy Corp - Warrants
(e)
524 —
$ 918
Electronics - 0.68%
ABB Ltd 340 19
Allegion plc 1,709 244
Amphenol Corp
(d)
2,529 227
Brady Corp 813 57
Celestica Inc
(d),(e)
200 23
Flex Ltd
(e)
1,410 60
Fortive Corp 1,820 128
Garmin Ltd 278 56
Halma PLC
(d)
2,285 90
Honeywell International Inc 5,162 1,170
Jabil Inc 1,612 271
Keysight Technologies Inc
(d),(e)
1,059 166
NEXTracker Inc
(e)
735 42
NIDEC CORP
(d)
6,000 117
SCREEN Holdings Co Ltd
(d)
400 28
TTM Technologies Inc
(e)
3,427 102
Vishay Intertechnology Inc 3,733 53
Yokogawa Electric Corp
(d)
700 17
$ 2,870
Energy - Alternate Sources - 0.05%
First Solar Inc
(e)
317 50
Vestas Wind Systems A/S 9,179 145
$ 195
Engineering & Construction - 0.38%
ACS Actividades de Construccion y Servicios SA 2,235 147
AECOM
(d)
1,855 204
Aena SME SA
(h)
341 92
Bouygues SA 2,171 95
Eiffage SA 418 57
Fluor Corp
(e)
1,216 51
Jacobs Solutions Inc
(d)
1,530 193
Obayashi Corp
(d)
9,700 146
Skanska AB 8,446 201
Stantec Inc 800 82
Vinci SA 934 133
WSP Global Inc
(d)
1,000 205
$ 1,606
Entertainment - 0.64%
Caesars Entertainment Inc
(e)
8,502 229
DraftKings Inc
(e)
2,093 75
Everi Holdings Inc
(e)
57,676 814
Flutter Entertainment PLC
(e)
290 73
Genius Sports Ltd
(e)
5,039 48
International Game Technology PLC 84,000 1,236
Live Nation Entertainment Inc
(e)
973 133
Monarch Casino & Resort Inc 704 59
$ 2,667
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 0.11%
Casella Waste Systems Inc
(e)
575 $ 67
Republic Services Inc
(d)
461 119
Veralto Corp 2,274 230
Waste Management Inc
(d)
187 45
$ 461
Food - 1.05%
Chocoladefabriken Lindt & Spruengli AG - REG 1 157
Conagra Brands Inc 7,059 162
General Mills Inc 2,847 154
George Weston Ltd
(d)
200 40
Grocery Outlet Holding Corp
(e)
3,711 50
Kellanova
(i)
33,037 2,730
Kraft Heinz Co/The 6,640 178
Kroger Co/The 2,216 152
Loblaw Cos Ltd
(d)
100 17
Marks & Spencer Group PLC
(d)
4,286 22
Mondelez International Inc 1,472 99
Orkla ASA 972 11
Sprouts Farmers Market Inc
(e)
190 33
Sysco Corp 771 56
The Campbell's Company 7,211 245
Tyson Foods Inc 4,788 269
WK Kellogg Co 2,846 48
$ 4,423
Gas - 0.10%
Centrica PLC
(d)
108,727 232
New Jersey Resources Corp 1,261 58
Spire Inc 814 61
UGI Corp 1,489 54
$ 405
Hand & Machine Tools - 0.23%
Fuji Electric Co Ltd
(d)
300 13
Kennametal Inc 2,215 48
Makita Corp
(d)
3,200 98
Schindler Holding AG - PC 310 110
Snap-on Inc
(d)
829 266
Stanley Black & Decker Inc
(d)
4,501 294
Techtronic Industries Co Ltd 13,053 146
$ 975
Healthcare - Products - 0.87%
Abbott Laboratories 131 17
ABIOMED Inc - Contingent Value Rights
(e),(f)
692 1
Agilent Technologies Inc 616 69
Allurion Technologies Inc - Warrants
(e)
931 —
Artivion Inc
(e)
2,707 80
Baxter International Inc
(d)
11,706 357
Boston Scientific Corp
(e)
817 86
Danaher Corp 1,308 249
Exact Sciences Corp
(e)
1,096 62
GE HealthCare Technologies Inc
(d)
4,744 335
Glaukos Corp
(e)
381 36
Hologic Inc
(d),(e)
4,840 301
IDEXX Laboratories Inc
(d),(e)
306 157
Insulet Corp
(e)
209 68
Integra LifeSciences Holdings Corp
(e)
4,030 51
Intuitive Surgical Inc
(e)
72 40
Lantheus Holdings Inc
(e)
915 69
Medtronic PLC 3,347 278
Natera Inc
(e)
454 72
Omnicell Inc
(e)
1,575 48
PROCEPT BioRobotics Corp
(e)
605 35
Psyence Biomedical Ltd - Warrants
(e)
974 —
ResMed Inc
(d)
1,446 354
SI-BONE Inc
(e)
2,083 39
Solventum Corp
(d),(e)
3,104 227
Stryker Corp 372 142
Thermo Fisher Scientific Inc
(d)
911 366
TransMedics Group Inc
(e)
225 29
Twist Bioscience Corp
(e)
115 3

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Zimmer Biomet Holdings Inc 877 $ 81
$ 3,652
Healthcare - Services - 0.59%
Amedisys Inc
(e)
3,518 331
Centene Corp
(e)
1,349 76
Charles River Laboratories International Inc
(e)
405 55
Cigna Group/The 482 153
DaVita Inc
(e)
280 38
Elevance Health Inc
(d)
486 187
Ensign Group Inc/The 225 33
Eurofins Scientific SE 1,359 91
GeneDx Holdings Corp
(e)
465 33
HCA Healthcare Inc
(d)
389 148
Humana Inc 93 22
ICON PLC
(e)
365 47
IQVIA Holdings Inc
(d),(e)
2,888 405
Molina Healthcare Inc
(d),(e)
453 138
PACS Group Inc
(e)
163 2
Quest Diagnostics Inc 725 126
UnitedHealth Group Inc 1,325 400
Universal Health Services Inc 1,026 195
$ 2,480
Holding Companies - Diversified - 0.68%
Acropolis Infrastructure Acquisition Corp -
Escrow
(e),(f)
5,690 —
Alchemy Investments Acquisition Corp 1 -
Warrants
(e)
3,107 —
Aldel Financial II Inc - Warrants
(e)
4,558 2
AltEnergy Acquisition Corp - Warrants
(e)
449 —
Andretti Acquisition Corp II
(e)
9,732 100
Andretti Acquisition Corp II - Warrants
(e)
4,866 1
Archimedes Tech SPAC Partners II Co
(e)
6,462 66
Ares Acquisition Corp II
(e)
26,926 308
Armada Acquisition Corp II
(e)
12,540 126
Arogo Capital Acquisition Corp - Warrants
(e)
4,211 —
Berto Acquisition Corp
(e)
2,089 21
Cal Redwood Acquisition Corp
(e)
3,133 31
Cantor Equity Partners II Inc
(e)
1,531 18
Cartesian Growth Corp II - Warrants
(e)
781 —
Cartesian Growth Corp III
(e)
2,069 21
Cayson Acquisition Corp
(e)
3,476 36
Cayson Acquisition Corp - Rights
(e)
3,476 —
CERo Therapeutics Holdings Inc - Warrants
(e)
449 —
ChampionsGate Acquisition Corp
(e)
1,253 13
Churchill Capital Corp X
(e)
3,135 32
Columbus Circle Capital Corp I
(e)
1,567 16
Copley Acquisition Corp
(e)
2,611 26
Dune Acquisition Corp II
(e)
7,672 77
EGH Acquisition Corp
(e)
1,557 16
ESH Acquisition Corp - Rights
(e)
5,825 1
EVe Mobility Acquisition Corp - Warrants
(e)
1,847 —
Evergreen Corp - Warrants
(e)
4,211 —
Gesher Acquisition Corp II
(e)
5,220 53
Global Lights Acquisition Corp
(e)
2,875 31
Gores Holdings X Inc
(e)
10,695 109
Graf Global Corp
(e)
4,458 46
Graf Global Corp - Warrants
(e)
2,229 —
International Media Acquisition Corp - Warrants
(e)
2,300 —
Iron Horse Acquisitions Corp
(e)
4,699 50
Iron Horse Acquisitions Corp - Rights
(e)
4,699 2
Iron Horse Acquisitions Corp - Warrants
(e)
4,699 —
Jaws Mustang Acquisition Corp - Warrants
(e)
4,137 —
Jena Acquisition Corp II
(e)
8,369 85
K&F Growth Acquisition Corp II
(e)
5,396 55
Keen Vision Acquisition Corp - Warrants
(e)
10,678 1
Lakeshore Acquisition III Corp
(e)
10,326 104
Live Oak Acquisition Corp V
(e)
4,701 53
Mountain Lake Acquisition Corp
(e)
7,860 1
Mountain Lake Acquisition Corp
(e)
7,860 80
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
New Providence Acquisition Corp III
(e)
29,923 $ 301
Newbury Street II Acquisition Corp
(e)
9,880 101
Newbury Street II Acquisition Corp - Warrants
(e)
4,940 1
NewHold Investment Corp III
(e)
4,537 46
Oak Woods Acquisition Corp - Warrants
(e)
10,768 —
Oyster Enterprises II Acquisition Corp
(e)
5,227 52
Papaya Growth Opportunity Corp I - Warrants
(e)
1,648 —
Perimeter Acquisition Corp I
(e)
3,123 32
Pershing Square Tontine Holdings Ltd
(e),(f)
977 —
Pershing Square Tontine Holdings Ltd - Escrow
(e),(f)
3,910 —
ProCap Acquisition Corp
(e)
1,567 17
Pyrophyte Acquisition Corp - Warrants
(e)
600 —
Renatus Tactical Acquisition Corp I
(e)
1,044 12
Republic Digital Acquisition Co
(e)
1,567 16
Roman DBDR Acquisition Corp II
(e)
6,268 64
Roman DBDR Acquisition Corp II - Warrants
(e)
3,134 1
Silverbox Corp IV
(e)
9,012 94
Silverbox Corp IV - Warrants
(e)
3,004 1
Sizzle Acquisition Corp II
(e)
5,432 55
Slam Corp - Warrants
(e)
6,312 1
Soulpower Acquisition Corp
(e)
10,864 110
Spark I Acquisition Corp
(e)
8,467 92
Spark I Acquisition Corp - Warrants
(e)
4,233 1
Spring Valley Acquisition Corp II - Rights
(e)
1,102 —
Spring Valley Acquisition Corp II - Warrants
(e)
551 —
Stellar V Capital Corp
(e)
4,313 44
Target Global Acquisition I Corp - Warrants
(e)
1,309 —
Thayer Ventures Acquisition Corp II
(e)
522 5
UY Scuti Acquisition Corp
(e)
2,169 22
Veea Inc - Warrants
(e)
1,370 —
Volato Group Inc - Warrants
(e)
1,728 —
Voyager Acquisition Corp
(e)
9,148 94
Voyager Acquisition Corp - Warrants
(e)
3,935 1
Wen Acquisition Corp
(e)
3,146 33
Willow Lane Acquisition Corp
(e)
6,595 67
Willow Lane Acquisition Corp - Warrants
(e)
3,297 1
$ 2,845
Home Builders - 0.10%
Champion Homes Inc
(e)
1,716 112
Lennar Corp - A Shares 70 7
NVR Inc
(d),(e)
34 242
Sekisui Chemical Co Ltd
(d)
2,500 44
$ 405
Home Furnishings - 0.06%
Leggett & Platt Inc 6,249 57
MillerKnoll Inc 2,738 46
Rational AG 101 83
Somnigroup International Inc 463 30
Xperi Inc
(e)
6,255 49
$ 265
Insurance - 1.35%
Admiral Group PLC
(d)
1,141 52
Aflac Inc 1,413 146
Ageas SA/NV 1,126 74
AIA Group Ltd 1,600 13
Aon PLC 542 202
Assurant Inc 510 104
Baloise Holding AG 196 46
Beazley PLC 1,312 17
Berkshire Hathaway Inc - Class B
(d),(e)
1,113 561
Brown & Brown Inc 1,237 140
Chubb Ltd 1,563 465
Cincinnati Financial Corp
(d)
1,285 194
Dai-ichi Life Holdings Inc
(d)
14,000 109
Equitable Holdings Inc
(d)
2,693 142
Everest Group Ltd 194 67
Globe Life Inc 1,187 144
Hannover Rueck SE 349 110
Hartford Insurance Group Inc/The 882 115

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
iA Financial Corp Inc
(d)
600 $ 61
Insurance Australia Group Ltd 13,506 75
Kemper Corp 783 50
Lancashire Holdings Ltd 5,981 49
Loews Corp 1,608 144
Marsh & McLennan Cos Inc 752 176
MetLife Inc 739 58
MS&AD Insurance Group Holdings Inc
(d)
8,500 202
NN Group NV 1,731 109
ProAssurance Corp
(e)
33,331 773
Progressive Corp/The 668 190
Prudential PLC
(d)
11,177 127
QBE Insurance Group Ltd 811 12
SiriusPoint Ltd
(e)
3,202 63
T&D Holdings Inc
(d)
5,600 128
Talanx AG 2,441 317
Tokio Marine Holdings Inc 1,000 42
Travelers Cos Inc/The 480 132
Tryg A/S 467 12
W R Berkley Corp 1,726 129
Willis Towers Watson PLC 313 99
$ 5,649
Internet - 2.55%
Airbnb Inc
(e)
659 85
Alphabet Inc - A Shares
(d)
10,060 1,727
Alphabet Inc - C Shares 442 76
Amazon.com Inc
(d),(e)
7,202 1,477
Angi Inc
(e),(i)
26,698 418
Booking Holdings Inc
(d)
78 431
CAR Group Ltd 1,163 27
CDW Corp/DE 446 81
Chewy Inc
(e)
392 18
Criteo SA ADR
(e)
1,085 28
eBay Inc 2,545 186
Expedia Group Inc
(d)
1,131 189
F5 Inc
(d),(e)
1,307 373
Gen Digital Inc
(d)
14,040 400
GIBO Holdings Ltd - Warrants
(e)
1,119 —
GoDaddy Inc
(e)
1,093 199
Hims & Hers Health Inc
(e)
903 51
IAC Inc
(e),(i)
50,846 1,828
LY Corp
(d)
38,600 139
Magnite Inc
(e)
5,884 96
Match Group Inc 5,982 179
MercadoLibre Inc
(d),(e)
15 39
Meta Platforms Inc
(d)
1,622 1,050
Netflix Inc
(d),(e)
788 951
Pinterest Inc
(e)
926 29
Roku Inc
(d),(e)
296 22
Shopify Inc
(e)
300 32
Spotify Technology SA
(e)
166 110
Trend Micro Inc/Japan
(d)
700 52
Uber Technologies Inc
(e)
873 74
VeriSign Inc
(d)
1,069 291
Zillow Group Inc - C Shares
(e)
692 46
$ 10,704
Investment Companies - 0.01%
EXOR NV 108 10
HA Sustainable Infrastructure Capital Inc 1,072 27
$ 37
Iron & Steel - 0.53%
ArcelorMittal SA 1,943 59
Fortescue Ltd 13,646 136
Reliance Inc 262 77
United States Steel Corp
(i)
35,892 1,931
$ 2,203
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 0.11%
Carnival Corp
(d),(e)
16,184 $ 376
Life Time Group Holdings Inc
(e)
777 22
Malibu Boats Inc
(e)
1,395 42
Royal Caribbean Cruises Ltd 89 23
$ 463
Lodging - 0.05%
Galaxy Entertainment Group Ltd 5,000 21
Las Vegas Sands Corp 634 26
Marriott International Inc/MD 165 44
Sands China Ltd
(e)
1,600 3
Wyndham Hotels & Resorts Inc 614 51
Wynn Resorts Ltd 530 48
$ 193
Machinery - Construction & Mining - 0.15%
Caterpillar Inc
(d)
800 278
GE Vernova Inc 159 75
Komatsu Ltd
(d)
4,200 128
Sandvik AB 3,774 83
Vertiv Holdings Co 567 61
$ 625
Machinery - Diversified - 0.26%
Applied Industrial Technologies Inc 360 82
Cactus Inc 386 16
Daifuku Co Ltd
(d)
2,900 77
Deere & Co 126 64
Dover Corp 1,243 221
Hexagon AB 12,238 123
Ichor Holdings Ltd
(e)
4,720 74
Otis Worldwide Corp
(d)
2,244 214
Rockwell Automation Inc 166 52
Wartsila OYJ Abp 4,021 81
Westinghouse Air Brake Technologies Corp 208 42
Xylem Inc/NY 19 2
Zurn Elkay Water Solutions Corp 1,377 50
$ 1,098
Media - 1.55%
Altice USA Inc
(e)
22,876 53
Charter Communications Inc
(d),(e)
379 150
Comcast Corp - Class A
(d)
7,329 254
Endeavor Group Holdings Inc
(f)
137,899 3,792
Fox Corp - A Shares
(d)
7,283 400
iHeartMedia Inc
(e)
4,361 6
Liberty Broadband Corp - A Shares
(e)
11,654 1,083
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
984 95
Paramount Global - Class B 11,913 144
Walt Disney Co/The
(d)
4,573 516
$ 6,493
Metal Fabrication & Hardware - 0.05%
Proto Labs Inc
(e)
1,524 56
Prysmian SpA 447 29
VAT Group AG
(h)
142 54
Xometry Inc
(e)
1,616 54
$ 193
Mining - 0.38%
Barrick Mining Corp
(d)
13,355 256
Barrick Mining Corp 2,984 57
First Quantum Minerals Ltd
(d),(e)
3,400 50
Franco-Nevada Corp
(d)
1,200 202
Freeport-McMoRan Inc
(d)
9,370 361
Kaiser Aluminum Corp 1,468 107
Kinross Gold Corp
(d)
7,000 103
Lundin Mining Corp
(d)
8,000 76
Newmont Corp
(d)
2,302 122
Norsk Hydro ASA 6,878 38
Northern Star Resources Ltd 8,256 112
Pan American Silver Corp
(d)
3,300 80

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Rio Tinto PLC ADR 741 $ 44
$ 1,608
Miscellaneous Manufacturers - 0.39%
3M Co
(d)
1,805 268
A O Smith Corp
(d)
7,021 452
Alfa Laval AB 919 39
Illinois Tool Works Inc
(d)
979 240
Parker-Hannifin Corp
(d)
25 16
Sturm Ruger & Co Inc 1,354 49
Teledyne Technologies Inc
(d),(e)
493 246
Textron Inc
(d)
4,294 318
$ 1,628
Office & Business Equipment - 0.07%
Zebra Technologies Corp
(d),(e)
1,010 293
Oil & Gas - 1.08%
ARC Resources Ltd
(d)
1,800 38
Canadian Natural Resources Ltd 2,057 62
Chevron Corp
(d)
2,049 280
ConocoPhillips 1,035 88
Coterra Energy Inc 1,727 42
Devon Energy Corp 9,006 273
EOG Resources Inc
(d)
4,027 438
EQT Corp
(d)
5,424 299
Equinor ASA 1,901 44
Exxon Mobil Corp 1,081 111
Hess Corp
(i)
15,935 2,106
MEG Energy Corp 858 15
Occidental Petroleum Corp 2,404 98
Ovintiv Inc
(d)
480 17
Parkland Corp 10,582 299
Phillips 66 903 102
Suncor Energy Inc
(d)
500 18
Texas Pacific Land Corp 9 10
Valero Energy Corp 1,008 130
Viper Energy Inc 879 35
Woodside Energy Group Ltd 1,979 28
$ 4,533
Oil & Gas Services - 0.67%
Baker Hughes Co
(d)
3,751 139
ChampionX Corp
(i)
96,365 2,319
Halliburton Co 8,226 161
Helix Energy Solutions Group Inc
(e)
6,083 38
Schlumberger NV 2,563 85
Select Water Solutions Inc 4,186 34
Tidewater Inc
(e)
605 24
$ 2,800
Packaging & Containers - 0.18%
Amcor PLC 19,861 181
Ball Corp 3,872 208
CCL Industries Inc 1,300 76
Greif Inc - Class A 832 46
Packaging Corp of America 1,024 198
Smurfit WestRock PLC 208 9
Sonoco Products Co 1,108 50
$ 768
Pharmaceuticals - 1.63%
AbbVie Inc
(d)
1,340 249
Agios Pharmaceuticals Inc
(e)
101 3
Alkermes PLC
(e)
293 9
Amneal Pharmaceuticals Inc
(e)
296 2
Amphastar Pharmaceuticals Inc
(e)
66 2
Amplifon SpA 6,059 139
Astellas Pharma Inc
(d)
22,100 218
AstraZeneca PLC
(d)
1,283 188
AstraZeneca PLC ADR 1,168 85
Avadel Pharmaceuticals PLC
(e)
157 1
Becton Dickinson & Co 7,999 1,381
BellRing Brands Inc
(e)
1,155 73
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co
(d)
5,911 $ 285
Cardinal Health Inc 593 92
Catalyst Pharmaceuticals Inc
(e)
205 5
Cencora Inc 691 201
Collegium Pharmaceutical Inc
(e)
56 2
Corcept Therapeutics Inc
(e)
145 11
CVS Health Corp
(d)
4,178 268
Daiichi Sankyo Co Ltd
(d)
9,900 263
Dexcom Inc
(d),(e)
1,346 115
Eli Lilly & Co 438 323
Grifols SA
(e)
6,546 70
GSK PLC
(d)
5,318 108
Guardian Pharmacy Services Inc
(e)
971 21
Harmony Biosciences Holdings Inc
(e)
68 2
Hikma Pharmaceuticals PLC 5,245 151
Ipsen SA 600 71
Johnson & Johnson 2,017 313
Madrigal Pharmaceuticals Inc
(e)
33 9
MannKind Corp
(e)
477 2
McKesson Corp
(d)
332 239
Merck & Co Inc
(d)
4,582 352
Merus NV
(e)
220 12
Mirum Pharmaceuticals Inc
(e)
71 3
Neurocrine Biosciences Inc
(e)
1,095 135
Novartis AG 1,444 167
Novo Nordisk A/S 668 47
Ocular Therapeutix Inc
(e)
317 3
Ono Pharmaceutical Co Ltd
(d)
15,300 167
Orion Oyj 1,956 133
Otsuka Holdings Co Ltd 600 31
Pacira BioSciences Inc
(e)
1,429 37
Pfizer Inc 9,615 226
Protagonist Therapeutics Inc
(e)
448 21
Recordati Industria Chimica e Farmaceutica SpA 2,613 157
Rhythm Pharmaceuticals Inc
(e)
99 6
Sanofi SA ADR 1,608 79
Supernus Pharmaceuticals Inc
(e)
90 3
Takeda Pharmaceutical Co Ltd
(d)
400 12
Vaxcyte Inc
(e)
594 19
Verona Pharma PLC ADR
(e)
404 33
Viatris Inc 17,169 151
Zoetis Inc
(d)
774 131
$ 6,826
Pipelines - 0.16%
Cheniere Energy Inc
(d)
745 176
Excelerate Energy Inc 1,918 54
Keyera Corp
(d)
3,700 113
Kinder Morgan Inc
(d)
8,883 249
Southcross Holdings
(e),(f)
615,976 —
Targa Resources Corp
(d)
496 78
Williams Cos Inc/The 374 23
$ 693
Private Equity - 0.08%
Blackstone Inc
(d)
1,273 177
KKR & Co Inc 1,329 161
$ 338
Real Estate - 0.21%
CBRE Group Inc
(d),(e)
2,083 260
CFLD Cayman Investment Ltd Unit Trust
(e)
32,218 1
Daito Trust Construction Co Ltd
(d)
2,600 293
LEG Immobilien SE 1,798 153
Marcus & Millichap Inc 1,354 39
Sekisui House Ltd
(d)
1,000 23
Sunac China Holdings Ltd
(e)
8,540 2
Vonovia SE 3,612 118
$ 889

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 0.71%
American Healthcare REIT Inc 1,672 $ 58
American Tower Corp
(d)
1,298 278
AvalonBay Communities Inc 1,081 223
Camden Property Trust
(d)
1,307 154
CareTrust REIT Inc 2,015 58
Crown Castle Inc 302 30
Digital Realty Trust Inc 891 153
EPR Properties 1,047 58
Equinix Inc
(d)
226 201
Extra Space Storage Inc 170 26
Independence Realty Trust Inc 2,919 54
Kimco Realty Corp 3,679 78
Land Securities Group PLC 4,254 36
Macerich Co/The 3,816 62
Mid-America Apartment Communities Inc 503 79
Nippon Building Fund Inc
(d)
52 48
Pebblebrook Hotel Trust 4,810 44
Phillips Edison & Co Inc 1,352 48
Piedmont Office Realty Trust Inc 8,385 60
Prologis Inc 1,192 130
Realty Income Corp 2,793 158
Regency Centers Corp 1,040 75
Rithm Capital Corp 4,084 46
Simon Property Group Inc
(d)
692 113
UDR Inc 1,557 65
Ventas Inc 2,905 187
VICI Properties Inc 5,782 183
Welltower Inc
(d)
1,798 277
$ 2,982
Retail - 1.16%
American Eagle Outfitters Inc 4,491 49
Associated British Foods PLC 3,254 92
AutoZone Inc
(d),(e)
54 202
Bath & Body Works Inc
(d)
9,012 253
Best Buy Co Inc 1,207 80
Boot Barn Holdings Inc
(e)
324 52
CarMax Inc
(e)
350 23
Carvana Co
(e)
180 59
Casey's General Stores Inc 80 35
Chipotle Mexican Grill Inc
(d),(e)
303 15
Costco Wholesale Corp
(d)
26 28
Cracker Barrel Old Country Store Inc 1,064 61
Dick's Sporting Goods Inc 775 139
Dollar General Corp
(d)
1,195 116
Dollar Tree Inc
(d),(e)
3,335 301
Fast Retailing Co Ltd
(d)
100 33
Freshpet Inc
(e)
436 35
Home Depot Inc/The
(d)
985 363
Lowe's Cos Inc
(d)
819 185
MatsukiyoCocokara & Co
(d)
6,200 125
McDonald's Corp
(d)
1,645 516
MSC Industrial Direct Co Inc 667 54
Ollie's Bargain Outlet Holdings Inc
(e)
433 48
O'Reilly Automotive Inc
(e)
82 112
Ross Stores Inc
(d)
1,147 161
Starbucks Corp 732 61
Target Corp
(d)
2,854 268
TJX Cos Inc/The 3,017 383
Ulta Beauty Inc
(e)
355 167
Walmart Inc
(d)
3,319 328
Wesfarmers Ltd 1,723 92
Williams-Sonoma Inc 248 40
Wingstop Inc 77 26
Yum! Brands Inc
(d)
2,465 355
$ 4,857
Savings & Loans - 0.01%
WSFS Financial Corp 774 41
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 1.73%
Advantest Corp
(d)
300 $ 15
Analog Devices Inc
(d)
433 93
Applied Materials Inc
(d)
1,596 250
ARM Holdings PLC ADR
(e)
341 42
ASM International NV 40 22
ASML Holding NV - NY Reg Shares 74 55
Broadcom Inc
(d)
5,911 1,432
Disco Corp 400 90
KLA Corp
(d)
105 79
Lam Research Corp
(d)
3,475 281
Lasertec Corp
(d)
1,600 160
Marvell Technology Inc 403 24
Microchip Technology Inc 1,412 82
Micron Technology Inc 948 89
MKS Inc 236 19
Monolithic Power Systems Inc
(d)
27 18
NVIDIA Corp
(d)
20,143 2,722
NXP Semiconductors NV 435 83
ON Semiconductor Corp
(d),(e)
9,033 380
QUALCOMM Inc
(d)
3,055 444
Silicon Motion Technology Corp ADR 848 52
SiTime Corp
(e)
287 56
Skyworks Solutions Inc
(d)
6,974 481
Texas Instruments Inc 970 177
Tokyo Electron Ltd
(d)
400 63
Tower Semiconductor Ltd
(e)
1,330 52
$ 7,261
Shipbuilding - 0.00%
Yangzijiang Shipbuilding Holdings Ltd 3,100 5
Software - 1.47%
Adeia Inc 3,666 47
Adobe Inc
(e)
160 66
Agilysys Inc
(e)
291 31
Airship AI Holdings Inc - Warrants
(e)
8,689 14
ANSYS Inc
(e)
44 15
AppLovin Corp
(e)
197 77
Atlassian Corp
(d),(e)
444 92
Autodesk Inc
(d),(e)
267 79
AvePoint Inc
(e)
4,532 85
Broadridge Financial Solutions Inc 138 34
Clearwater Analytics Holdings Inc
(e)
1,964 45
Cloudflare Inc
(d),(e)
401 67
Constellation Software Inc/Canada - Warrants
(e),(f)
153 —
Docusign Inc
(e)
510 45
Dynatrace Inc
(d),(e)
1,036 56
Electronic Arts Inc
(d)
1,263 182
Fair Isaac Corp
(e)
16 28
Fiserv Inc
(d),(e)
1,571 256
Freshworks Inc
(e)
2,283 35
Gamehaus Holdings Inc
(e)
422 1
iLearningEngines Holdings Inc - Warrants
(e)
1,824 —
Intapp Inc
(e)
605 33
Intuit Inc 290 218
Konami Group Corp
(d)
900 122
LeddarTech Holdings Inc - Warrants
(e)
2,297 —
Microsoft Corp
(d)
5,805 2,672
MINDBODY Inc
(e),(f)
9,229 1
MKD Tech Inc - Warrants
(e)
8,878 —
MSCI Inc
(d)
200 113
Nutanix Inc
(e)
581 45
Oracle Corp
(d)
483 80
Oracle Corp Japan
(d)
600 70
Palantir Technologies Inc
(d),(e)
2,422 319
Paychex Inc 581 92
Paycom Software Inc
(d)
338 88
RingCentral Inc
(e)
1,729 45
Roper Technologies Inc 331 189
Salesforce Inc
(d)
1,007 266
SEMrush Holdings Inc
(e)
3,641 36

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
ServiceNow Inc
(e)
86 $ 87
Snowflake Inc - Class A
(d),(e)
188 39
Synopsys Inc
(d),(e)
76 35
TIS Inc
(d)
3,200 105
Veeva Systems Inc
(e)
588 164
Veradigm Inc
(e)
7,366 32
Verint Systems Inc
(e)
1,896 33
Workday Inc
(d),(e)
154 38
$ 6,177
Telecommunications - 1.32%
A10 Networks Inc 3,393 59
Arista Networks Inc
(e)
2,525 218
AT&T Inc
(d)
12,223 340
Calix Inc
(e)
727 34
Cisco Systems Inc
(d)
4,754 299
Corning Inc
(d)
3,339 166
Credo Technology Group Holding Ltd
(e)
404 25
Deutsche Telekom AG 4,801 182
Frontier Communications Parent Inc
(e)
61,012 2,210
Juniper Networks Inc 25,167 905
KDDI Corp
(d)
4,000 69
Motorola Solutions Inc
(d)
207 86
Tele2 AB 3,577 53
Telefonaktiebolaget LM Ericsson 6,046 51
Telenor ASA 3,839 59
Telstra Group Ltd 2,304 7
T-Mobile US Inc 1,261 305
Verizon Communications Inc
(d)
7,946 350
Vodafone Group PLC
(d)
95,023 99
$ 5,517
Toys, Games & Hobbies - 0.03%
Bandai Namco Holdings Inc
(d)
2,000 64
Hasbro Inc 1,010 67
$ 131
Transportation - 0.43%
AP Moller - Maersk A/S - B 17 31
CSX Corp 3,683 116
Expeditors International of Washington Inc
(d)
2,639 298
FedEx Corp 912 199
Freightos Ltd - Warrants
(e)
388 —
InPost SA
(e)
2,022 33
JB Hunt Transport Services Inc 351 49
Kawasaki Kisen Kaisha Ltd
(d)
10,300 155
Kirby Corp
(e)
517 57
Knight-Swift Transportation Holdings Inc 1,123 50
Nippon Yusen KK
(d)
2,800 102
Ryder System Inc 472 70
SITC International Holdings Co Ltd 49,000 156
Union Pacific Corp 1,198 265
United Parcel Service Inc 2,356 230
$ 1,811
Trucking & Leasing - 0.01%
Greenbrier Cos Inc/The 1,119 50
Water - 0.06%
United Utilities Group PLC
(d)
15,281 242
TOTAL COMMON STOCKS $ 149,009
CONVERTIBLE PREFERRED STOCKS
- 0.04% Shares Held Value (000's)
Aerospace & Defense - 0.03%
Boeing Co/The 6.00%, 10/15/2027 1,876 $ 127
Diversified Financial Services - 0.00%
Apollo Global Management Inc 6.75%, 07/31/2026 150 10
Electric - 0.00%
PG&E Corp 6.00%, 12/01/2027 316 14
Pipelines - 0.01%
Southcross Energy Series A 0.00%
(e),(f)
2,399,339 19
TOTAL CONVERTIBLE PREFERRED STOCKS $ 170
PREFERRED STOCKS - 0.02% Shares Held Value (000's)
Electronics - 0.02%
Sartorius AG 0.74% 330 $ 79
TOTAL PREFERRED STOCKS $ 79
BONDS - 35.53%
Principal
Amount (000's) Value (000's)
Advertising - 0.08%
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/2029
(h)
$ 382 $ 338
Aerospace & Defense - 0.65%
BAE Systems PLC
5.30%, 03/26/2034
(h)
230 232
Boeing Co/The
3.63%, 02/01/2031 209 195
5.71%, 05/01/2040 151 146
5.81%, 05/01/2050 370 346
5.93%, 05/01/2060 10 9
6.53%, 05/01/2034 45 48
6.86%, 05/01/2054 135 144
7.01%, 05/01/2064 65 69
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(h)
1,191 1,187
RTX Corp
5.00%, 02/27/2026 65 65
Triumph Group Inc
9.00%, 03/15/2028
(h)
290 304
$ 2,745
Agriculture - 0.09%
Cargill Inc
4.95%, 02/11/2028
(h)
320 320
Secured Overnight Financing Rate + 0.61%
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
5.95%, 04/20/2035
(h)
55 56
$ 376
Airlines - 0.44%
Gol Finance SA
14.82%, PIK 14.82%; 06/08/2025
(h),(j)
975 994
CME Term Secured Overnight Financing
Rate 1 Month + 10.50%
Latam Airlines Group SA
13.38%, 10/15/2029
(h)
547 614
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 04/07/2027 98 97
United Airlines 2019-2 Class B Pass Through Trust
3.50%, 11/01/2029 147 140
$ 1,845
Automobile Asset Backed Securities - 0.68%
American Credit Acceptance Receivables Trust
2023-4
7.65%, 09/12/2030
(h)
100 104
American Credit Acceptance Receivables Trust
2025-1
5.54%, 08/12/2031
(h)
30 30
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027
(h)
350 338
5.58%, 12/20/2030
(h)
120 122
7.24%, 06/20/2029
(h)
100 104
Bridgecrest Lending Auto Securitization Trust
2024-2
6.30%, 02/15/2030 120 122
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028 21 20
Carvana Auto Receivables Trust 2021-P1
1.53%, 03/10/2027 140 136
Carvana Auto Receivables Trust 2024-N1
5.80%, 05/10/2030
(h)
15 15
Drive Auto Receivables Trust 2024-1
5.43%, 11/17/2031 30 30
DT Auto Owner Trust 2022-2
5.46%, 03/15/2028
(h)
150 150

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029
(h)
$ 115 $ 117
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029
(h)
100 104
Exeter Automobile Receivables Trust 2023-2
6.32%, 08/15/2029 100 102
Exeter Automobile Receivables Trust 2023-5
7.13%, 02/15/2030 125 130
Exeter Automobile Receivables Trust 2024-5
5.06%, 02/18/2031 50 50
Ford Credit Auto Lease Trust 2023-B
6.97%, 06/15/2028 35 36
GLS Auto Receivables Issuer Trust 2023-4
7.18%, 08/15/2029
(h)
110 114
GLS Auto Receivables Issuer Trust 2024-1
5.95%, 12/17/2029
(h)
25 26
GLS Auto Select Receivables Trust 2024-2
5.93%, 06/17/2030
(h)
15 15
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026
(h)
42 42
LAD Auto Receivables Trust 2023-4
6.76%, 03/15/2029
(h)
50 51
Prestige Auto Receivables Trust 2021-1
2.08%, 02/15/2028
(h)
170 166
Santander Drive Auto Receivables Trust 2024-3
5.97%, 10/15/2031 130 133
Westlake Automobile Receivables Trust 2022-2
5.48%, 09/15/2027
(h)
125 125
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029
(h)
100 102
Westlake Automobile Receivables Trust 2023-4
7.19%, 07/16/2029
(h)
110 114
Westlake Automobile Receivables Trust 2024-1
5.65%, 02/15/2029
(h)
35 35
6.02%, 10/15/2029
(h)
90 91
Westlake Automobile Receivables Trust 2024-2
5.91%, 04/15/2030
(h)
25 25
Westlake Automobile Receivables Trust 2025-1
5.54%, 11/15/2030
(h)
100 101
$ 2,850
Automobile Manufacturers - 0.49%
Allison Transmission Inc
3.75%, 01/30/2031
(h)
75 68
American Honda Finance Corp
4.45%, 10/22/2027 395 394
Mclaren Finance PLC
7.50%, 08/01/2026
(h)
1,211 1,212
Toyota Motor Credit Corp
4.35%, 10/08/2027 390 390
$ 2,064
Automobile Parts & Equipment - 0.03%
ZF North America Capital Inc
6.88%, 04/23/2032
(h)
150 138
Banks - 1.88%
Australia & New Zealand Banking Group Ltd/New
York NY
5.67%, 10/03/2025 410 412
Bank of America Corp
2.48%, 09/21/2036
(k)
95 79
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
3.85%, 03/08/2037
(k)
125 112
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BBVA Mexico SA Institucion de Banca Multiple
Grupo Financiero BBVA Mexico
7.63%, 02/11/2035
(h),(k),(l)
$ 700 $ 709
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico/TX
5.13%, 01/18/2033
(k),(l)
200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
BOI Finance BV
7.50%, 02/16/2027 EUR 525 599
Commonwealth Bank of Australia/New York NY
4.58%, 11/27/2026 $ 395 397
5.32%, 03/13/2026 250 252
Goldman Sachs Group Inc/The
5.80%, 08/10/2026
(k)
410 411
Secured Overnight Financing Rate + 1.08%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(h)
275 275
JPMorgan Chase & Co
6.50%, 04/01/2030
(k),(m)
240 243
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
Morgan Stanley
2.48%, 09/16/2036
(k)
290 242
Secured Overnight Financing Rate + 1.36%
National Bank of Uzbekistan
8.50%, 07/05/2029 400 412
PNC Bank NA
4.78%, 01/15/2027
(k)
320 320
Secured Overnight Financing Rate + 0.50%
Standard Chartered PLC
5.91%, 05/14/2035
(h),(k)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
6.10%, 01/11/2035
(h),(k)
600 620
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
7.63%, 01/16/2032
(h),(k),(l),(m)
550 549
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
State Street Bank & Trust Co
4.59%, 11/25/2026 395 397
State Street Corp
4.33%, 10/22/2027 395 396
UBS Group AG
5.58%, 05/09/2036
(h),(k)
200 200
Secured Overnight Financing Rate + 1.76%
5.62%, 09/13/2030
(h),(k)
210 216
USD Secured Overnight Financing Rate ICE
Swap Rate 1 Year + 1.34%
5.70%, 02/08/2035
(h),(k)
250 255
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.77%
US Bank NA/Cincinnati OH
4.51%, 10/22/2027
(k)
395 395
Secured Overnight Financing Rate + 0.69%
$ 7,885
Building Materials - 0.36%
Cemex SAB de CV
5.13%, 06/08/2026
(h),(k),(m)
200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
5.20%, 09/17/2030
(h)
375 371
Holcim Finance US LLC
5.40%, 04/07/2035
(h)
75 75

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 $ 650 $ 643
Quikrete Holdings Inc
6.38%, 03/01/2032
(h)
205 208
$ 1,495
Chemicals - 0.14%
Illuminate Buyer LLC / Illuminate Holdings IV Inc
9.00%, 07/01/2028
(h)
589 591
Commercial Mortgage Backed Securities - 0.67%
BPR Trust 2021-NRD
9.95%, 12/15/2038
(h)
20 19
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 5.62%
11.20%, 12/15/2038
(h)
140 132
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 6.87%
BPR Trust 2022-SSP
7.33%, 05/15/2039
(h)
245 245
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.00%
BX Trust 2025-VLT6
5.77%, 03/15/2042
(h)
295 294
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
Citigroup Commercial Mortgage Trust 2014-GC21
4.76%, 05/10/2047
(h),(n)
135 116
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/2045
(h)
105 97
COMM 2012-LC4 Mortgage Trust
5.51%, 12/10/2044
(n)
2 2
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(h)
1,055 670
DC Commercial Mortgage Trust 2023-DC
7.14%, 09/12/2040
(h),(n)
110 113
Extended Stay America Trust 2021-ESH
8.14%, 07/15/2038
(h)
103 103
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.81%
Greystone CRE Notes 2021-HC2 LTD
6.24%, 12/15/2039
(h)
72 71
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.91%
LEX 2024-BBG Mortgage Trust
4.87%, 10/13/2033
(h),(n)
25 25
Morgan Stanley Capital I Trust 2011-C2
5.21%, 06/15/2044
(h),(n)
172 170
Starwood Retail Property Trust 2014-STAR
0.00%, 11/15/2027
(e),(h)
170 —
1.00 x Prime Rate + 0.00%
0.00%, 11/15/2027
(e),(h)
645 —
1.00 x Prime Rate + 0.00%
Wells Fargo Commercial Mortgage Trust
2013-LC12
3.83%, 07/15/2046
(n)
11 10
Wells Fargo Commercial Mortgage Trust 2016-C36
4.11%, 11/15/2059
(n)
100 86
WFRBS Commercial Mortgage Trust 2011-C3
5.85%, 03/15/2044
(h),(n)
108 35
WFRBS Commercial Mortgage Trust 2011-C4
4.98%, 06/15/2044
(h),(n)
600 575
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047 69 62
$ 2,825
Commercial Services - 0.14%
La Financiere Atalian
3.50%, PIK 5.00%; 06/30/2028
(j),(n)
EUR 245 100
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028 $ 200 206
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Mobius Merger Sub Inc
9.00%, 06/01/2030
(h)
$ 95 $ 84
TriNet Group Inc
3.50%, 03/01/2029
(h)
70 65
United Rentals North America Inc
6.13%, 03/15/2034
(h)
130 132
$ 587
Computers - 0.10%
Hewlett Packard Enterprise Co
4.85%, 10/15/2031 231 229
5.00%, 10/15/2034 74 72
NetApp Inc
5.50%, 03/17/2032 65 66
5.70%, 03/17/2035 55 55
$ 422
Consumer Products - 0.01%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(h)
67 59
Credit Card Asset Backed Securities - 0.02%
Mission Lane Credit Card Master Trust
7.69%, 11/15/2028
(h)
100 100
Distribution & Wholesale - 0.11%
H&E Equipment Services Inc
3.88%, 12/15/2028
(h)
212 213
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(h)
250 248
$ 461
Diversified Financial Services - 0.48%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
5.38%, 12/15/2031 165 166
Aircastle Ltd
5.95%, 02/15/2029
(h)
55 56
6.50%, 07/18/2028
(h)
145 150
Aviation Capital Group LLC
6.75%, 10/25/2028
(h)
210 222
Avolon Holdings Funding Ltd
5.38%, 05/30/2030
(h)
45 45
BGC Group Inc
6.15%, 04/02/2030
(h)
45 45
Blue Owl Finance LLC
6.25%, 04/18/2034 185 188
Brookfield Asset Management Ltd
5.80%, 04/24/2035 40 41
Citadel LP
6.00%, 01/23/2030
(h)
35 36
6.38%, 01/23/2032
(h)
25 26
Freedom Mortgage Holdings LLC
8.38%, 04/01/2032
(h)
10 10
9.13%, 05/15/2031
(h)
20 20
Jefferies Financial Group Inc
6.20%, 04/14/2034 240 245
Macquarie Airfinance Holdings Ltd
5.15%, 03/17/2030
(h)
35 34
5.20%, 03/27/2028
(h)
85 85
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
3.88%, 03/01/2031
(h)
45 41
4.00%, 10/15/2033
(h)
245 212
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 320 316
Synchrony Financial
5.45%, 03/06/2031
(k)
55 55
Secured Overnight Financing Rate + 1.68%
$ 1,993

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 0.69%
Comision Federal de Electricidad
5.00%, 09/29/2036 $ 332 $ 294
Eastern European Electric Co BV
6.50%, 05/15/2030
(h)
EUR 200 231
Energo-Pro AS
8.00%, 05/27/2030
(h)
775 895
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple
7.25%, 01/31/2041
(h)
$ 547 540
Pacific Gas and Electric Co
6.40%, 06/15/2033 110 113
Saavi Energia Sarl
8.88%, 02/10/2035
(h)
800 818
$ 2,891
Electrical Components & Equipment - 0.03%
Molex Electronic Technologies LLC
4.75%, 04/30/2028
(h)
140 140
Electronics - 0.07%
Sensata Technologies Inc
3.75%, 02/15/2031
(h)
190 169
TD SYNNEX Corp
6.10%, 04/12/2034 110 113
$ 282
Energy - Alternate Sources - 0.14%
FS Luxembourg Sarl
8.88%, 02/12/2031
(h)
575 583
Engineering & Construction - 0.84%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(h)
225 228
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(h)
600 600
HTA Group Ltd/Mauritius
7.50%, 06/04/2029
(h)
375 382
IHS Holding Ltd
7.88%, 05/29/2030
(h)
475 469
7.88%, 05/29/2030 200 198
8.25%, 11/29/2031 200 199
IHS Netherlands Holdco BV
8.00%, 09/18/2027 430 432
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(h)
400 396
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029
(h)
600 609
$ 3,513
Entertainment - 0.21%
Everi Holdings Inc
5.00%, 07/15/2029
(h)
330 333
Light & Wonder International Inc
7.00%, 05/15/2028
(h)
461 461
Warnermedia Holdings Inc
4.28%, 03/15/2032 95 81
$ 875
Environmental Control - 0.01%
GFL Environmental Inc
4.38%, 08/15/2029
(h)
45 43
Food - 0.17%
Grupo Nutresa SA
8.00%, 05/12/2030
(h)
575 591
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
3.00%, 02/02/2029 35 33
Mars Inc
5.20%, 03/01/2035
(h)
70 70
$ 694
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0.10%
LD Celulose International GmbH
7.95%, 01/26/2032
(h)
$ 400 $ 412
Gas - 0.06%
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033
(h)
110 115
7.75%, 05/01/2035
(h)
110 116
$ 231
Hand & Machine Tools - 0.09%
Werner FinCo LP / Werner FinCo Inc
11.50%, 06/15/2028
(h)
342 372
Healthcare - Products - 0.03%
Avantor Funding Inc
4.63%, 07/15/2028
(h)
40 39
Hologic Inc
3.25%, 02/15/2029
(h)
105 100
$ 139
Healthcare - Services - 0.17%
Centene Corp
3.38%, 02/15/2030 110 100
4.63%, 12/15/2029 230 221
HCA Inc
5.60%, 04/01/2034 285 287
Molina Healthcare Inc
3.88%, 05/15/2032
(h)
70 63
4.38%, 06/15/2028
(h)
65 63
$ 734
Home Builders - 0.05%
Meritage Homes Corp
5.65%, 03/15/2035 225 220
Home Equity Asset Backed Securities - 0.05%
GITSIT Mortgage Loan Trust 2025-NPL1
6.28%, 02/25/2055
(h),(n)
194 194
Insurance - 0.50%
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
6.50%, 10/01/2031
(h)
60 60
AssuredPartners Inc
5.63%, 01/15/2029
(h)
627 627
7.50%, 02/15/2032
(h)
814 871
Global Atlantic Fin Co
3.13%, 06/15/2031
(h)
85 74
4.40%, 10/15/2029
(h)
50 48
Marsh & McLennan Cos Inc
4.55%, 11/08/2027 395 397
$ 2,077
Internet - 0.56%
Getty Images Inc
9.75%, 03/01/2027
(h)
1,284 1,260
Go Daddy Operating Co LLC / GD Finance Co Inc
3.50%, 03/01/2029
(h)
85 79
5.25%, 12/01/2027
(h)
60 60
Netflix Inc
4.88%, 06/15/2030
(h)
230 234
5.38%, 11/15/2029
(h)
35 36
Uber Technologies Inc
4.50%, 08/15/2029
(h)
350 344
4.80%, 09/15/2034 75 72
7.50%, 09/15/2027
(h)
246 248
$ 2,333
Investment Companies - 0.11%
Antares Holdings LP
2.75%, 01/15/2027
(h)
505 480
Iron & Steel - 0.05%
Mineral Resources Ltd
8.00%, 11/01/2027
(h)
5 5
8.50%, 05/01/2030
(h)
20 20
9.25%, 10/01/2028
(h)
10 10

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Samarco Mineracao SA
9.00%, PIK 9.00%; 06/30/2031
(j),(n)
$ 100 $ 97
Steel Dynamics Inc
5.25%, 05/15/2035 85 84
$ 216
Leisure Products & Services - 0.14%
Carnival Corp
5.75%, 03/01/2027
(h)
251 252
6.13%, 02/15/2033
(h)
150 150
NCL Corp Ltd
6.75%, 02/01/2032
(h)
65 65
NCL Finance Ltd
6.13%, 03/15/2028
(h)
40 40
Royal Caribbean Cruises Ltd
5.63%, 09/30/2031
(h)
65 64
$ 571
Lodging - 0.06%
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.63%, 01/15/2032
(h)
55 55
Marriott International Inc/MD
5.50%, 04/15/2037 195 190
$ 245
Media - 0.62%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027
(h)
320 317
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.70%, 04/01/2051 85 55
3.90%, 06/01/2052 15 10
4.40%, 12/01/2061 295 199
4.80%, 03/01/2050 25 19
5.25%, 04/01/2053 60 49
6.83%, 10/23/2055 100 100
CSC Holdings LLC
3.38%, 02/15/2031
(h)
675 442
4.63%, 12/01/2030
(h)
235 108
Directv Financing LLC
8.88%, 02/01/2030
(h)
25 25
Directv Financing LLC / Directv Financing Co-
Obligor Inc
10.00%, 02/15/2031
(h)
95 92
DISH DBS Corp
5.25%, 12/01/2026
(h)
675 623
iHeartCommunications Inc
7.00%, 01/15/2031
(h)
48 36
Paramount Global
4.38%, 03/15/2043 270 197
5.85%, 09/01/2043 75 64
6.88%, 04/30/2036 240 244
Time Warner Cable LLC
6.55%, 05/01/2037 30 30
$ 2,610
Mining - 0.73%
First Quantum Minerals Ltd
9.38%, 03/01/2029
(h)
250 263
Glencore Funding LLC
6.50%, 10/06/2033
(h)
435 465
Ivanhoe Mines Ltd
7.88%, 01/23/2030
(h)
775 755
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(h)
475 450
10.88%, 09/17/2029 400 395
WE Soda Investments Holding PLC
9.50%, 10/06/2028
(h)
525 543
9.50%, 10/06/2028 200 207
$ 3,078
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0.05%
Axon Enterprise Inc
6.13%, 03/15/2030
(h)
$ 25 $ 25
6.25%, 03/15/2033
(h)
15 15
Textron Financial Corp
6.32%, 02/15/2067
(h)
170 153
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
$ 193
Mortgage Backed Securities - 0.62%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 37 37
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 22 22
5.50%, 08/25/2034 18 18
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 19 19
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 22 23
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 17 17
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 19 17
Banc of America Mortgage 2005-A Trust
5.12%, 02/25/2035
(n)
6 6
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061
(h),(n)
140 112
CAFL 2023-RTL1 Issuer LLC
7.55%, 12/28/2030
(h),(n)
100 101
CHL Mortgage Pass-Through Trust 2004-HYB4
5.85%, 09/20/2034
(n)
10 10
Connecticut Avenue Securities Trust 2022-R06
7.07%, 05/25/2042
(h)
49 50
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.75%
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27
5.75%, 11/25/2033 19 19
DSLA Mortgage Loan Trust 2005-AR5
5.10%, 09/19/2045 84 44
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.77%
GITSIT Mortgage Loan Trust 2024-NPL1
7.47%, 06/25/2054
(h),(n)
35 35
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 25 24
IndyMac INDX Mortgage Loan Trust 2004-AR7
5.66%, 09/25/2034 63 50
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.33%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.74%, 08/25/2035
(n)
266 192
Lehman XS Trust Series 2006-2N
4.96%, 02/25/2046 47 42
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.63%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 12 13
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 9 9
6.00%, 06/25/2034 10 11
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 64 64
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
5.98%, 05/25/2036
(n)
1 1
MFA 2024-NPL1 Trust
6.33%, 10/25/2062
(n)
94 94

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
New Residential Mortgage Loan Trust 2024-RTL1
6.66%, 03/25/2039
(h),(n)
$ 105 $ 106
NLT 2023-1 Trust
3.20%, 10/25/2062
(h),(n)
102 92
PRPM 2024-2 LLC
7.03%, 03/25/2029
(h),(n)
82 82
PRPM 2025-2 LLC
9.56%, 05/25/2030
(h),(n)
100 100
RCO IX Mortgage LLC 2025-2
6.51%, 04/25/2030
(h),(n)
143 144
RCO X Mortgage LLC 2025-1
5.88%, 01/25/2030
(h),(n)
197 196
Redwood Funding Trust 2025-1
7.58%, 05/27/2055
(h),(n)
98 102
Roc Mortgage Trust 2024-RTL1
5.59%, 10/25/2039
(h),(n)
130 129
Structured Adjustable Rate Mortgage Loan Trust
4.75%, 07/25/2035 320 189
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.42%
Toorak Mortgage Trust 2024-RRTL1
6.60%, 02/25/2039
(h),(n)
260 261
VCAT 2025-NPL3 LLC
5.89%, 02/25/2055
(h),(n)
124 124
VOLT XCIII LLC
5.89%, 02/27/2051
(h),(n)
10 10
VOLT XCIV LLC
6.24%, 02/27/2051
(h),(n)
7 7
VOLT XCVI LLC
6.12%, 03/27/2051
(h),(n)
10 10
$ 2,582
Oil & Gas - 2.30%
Azule Energy Finance Plc
8.13%, 01/23/2030
(h)
775 755
California Resources Corp
7.13%, 02/01/2026
(h)
127 127
Calumet Specialty Products Partners LP / Calumet
Finance Corp
11.00%, 04/15/2026
(h)
810 811
Civitas Resources Inc
8.38%, 07/01/2028
(h)
60 60
Continental Resources Inc/OK
2.88%, 04/01/2032
(h)
135 110
5.75%, 01/15/2031
(h)
410 408
Ecopetrol SA
8.38%, 01/19/2036 95 90
Energean Israel Finance Ltd
4.88%, 03/30/2026
(h)
75 74
5.38%, 03/30/2028
(h)
605 574
8.50%, 09/30/2033
(h)
490 499
EQT Corp
3.63%, 05/15/2031
(h)
105 96
Helmerich & Payne Inc
5.50%, 12/01/2034
(h)
295 261
Leviathan Bond Ltd
6.50%, 06/30/2027
(h)
600 593
Matador Resources Co
6.50%, 04/15/2032
(h)
10 10
Northern Oil & Gas Inc
8.13%, 03/01/2028
(h)
15 15
OGX Austria GmbH
0.00%, 06/01/2018
(e),(h)
600 —
0.00%, 04/01/2022
(e),(f)
1,100 —
ORLEN SA
6.00%, 01/30/2035
(h)
650 657
Permian Resources Operating LLC
6.25%, 02/01/2033
(h)
30 30
8.00%, 04/15/2027
(h)
84 86
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petroleos de Venezuela SA
0.00%, 05/16/2024
(e)
$ 3,645 $ 430
0.00%, 11/15/2026
(e)
850 100
Petroleos Mexicanos
5.35%, 02/12/2028 375 352
5.95%, 01/28/2031 250 217
6.50%, 03/13/2027 425 417
6.84%, 01/23/2030 540 505
Puma International Financing SA
7.75%, 04/25/2029
(h)
725 737
Raizen Fuels Finance SA
6.70%, 02/25/2037
(h)
475 459
SM Energy Co
6.75%, 08/01/2029
(h)
65 64
Tengizchevroil Finance Co International Ltd
3.25%, 08/15/2030 450 393
4.00%, 08/15/2026 200 196
Uzbekneftegaz JSC
8.75%, 05/07/2030
(h)
475 479
Viper Energy Inc
7.38%, 11/01/2031
(h)
50 52
$ 9,657
Oil & Gas Services - 0.10%
Yinson Boronia Production BV
8.95%, 07/31/2042 396 413
Other Asset Backed Securities - 2.26%
37 Capital Clo 4 Ltd
6.06%, 04/15/2035
(h)
255 254
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
AASET 2024-2 Ltd
5.93%, 09/16/2049
(h)
238 238
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(h)
27 27
Affirm Asset Securitization Trust 2023-B
6.82%, 09/15/2028
(h)
100 101
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(h),(n)
675 475
Applebee's Funding LLC / IHOP Funding LLC
7.82%, 03/05/2053
(h)
150 154
Bain Capital Credit CLO 2020-1 Ltd
6.62%, 04/18/2033
(h)
145 145
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.35%
BHG Securitization Trust 2023-B
7.45%, 12/17/2036
(h)
100 103
Blackbird Capital Aircraft Lease Securitization Ltd
2016-1
4.21%, 12/16/2041
(h),(n)
59 59
Carval Clo X-C Ltd
6.07%, 07/20/2037
(h)
260 261
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
Clsec Holdings 22t LLC
6.17%, 05/11/2037
(h)
90 84
Compass Datacenters Issuer III LLC
5.66%, 02/25/2050
(h)
65 65
5.85%, 02/25/2050
(h)
25 25
CyrusOne Data Centers Issuer I LLC
5.91%, 02/20/2050
(h)
75 76
Domino's Pizza Master Issuer LLC
4.12%, 07/25/2047
(h)
498 489
EWC Master Issuer LLC
5.50%, 03/15/2052
(h)
97 95
Foundation Finance Trust 2025-1
5.26%, 04/15/2050
(h)
100 100
6.09%, 04/15/2050
(h)
100 98

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Frontier Issuer LLC
6.60%, 08/20/2053
(h)
$ 315 $ 320
Golub Capital Partners CLO 74 B Ltd
6.13%, 07/25/2037
(h)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.85%
Golub Capital Partners CLO 75B Ltd
6.23%, 07/25/2037
(h)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.95%
GoodLeap Home Improvement Solutions Trust
2024-1
6.38%, 10/20/2046
(h)
96 96
Kapitus Asset Securitization IV LLC
5.49%, 09/10/2031
(h)
100 100
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(h)
131 128
KKR CLO 22 Ltd
6.13%, 07/20/2031
(h)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
Labrador Aviation Finance Ltd 2016-1A
4.30%, 01/15/2042
(h)
138 134
Madison Park Funding LIII Ltd
6.02%, 04/21/2035
(h)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Madison Park Funding LIX Ltd
6.52%, 04/18/2037
(h)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.25%
Marlette Funding Trust 2023-4
8.15%, 12/15/2033
(h)
100 103
OCP Clo 2019-17 Ltd
6.27%, 07/20/2037
(h)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
Octagon Investment Partners XXII Ltd
6.43%, 01/22/2030
(h)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.16%
OHA Credit Partners XI Ltd
6.47%, 04/20/2037
(h)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.20%
OHA Loan Funding 2013-1 Ltd
6.63%, 04/23/2037
(h)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.35%
OnDeck Asset Securitization Trust IV LLC
8.99%, 06/17/2031
(h)
100 102
OWN Equipment Fund I LLC
5.70%, 12/20/2032
(h)
92 93
Palmer Square BDC CLO 1 Ltd
6.41%, 07/15/2037
(h)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.15%
Palmer Square CLO 2024-2 LTD
5.92%, 07/20/2037
(h)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.65%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(h)
261 246
5.77%, 06/05/2054
(h)
184 186
Post CLO 2023-1 Ltd
6.22%, 04/20/2036
(h)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.95%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Rockford Tower 2024-2 Ltd
6.12%, 10/20/2037
(h)
$ 250 $ 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.85%
Rockford Tower CLO 2018-1 Ltd
5.68%, 05/20/2031
(h)
96 96
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.36%
SEB Funding LLC
7.39%, 04/30/2054
(h)
70 71
Sierra Timeshare 2020-2 Receivables Funding LLC
3.51%, 07/20/2037
(h)
10 10
Sixth Street CLO XV Ltd
6.28%, 10/24/2037
(h)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
Sixth Street CLO XXV Ltd
6.08%, 07/24/2037
(h)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
Subway Funding LLC
6.03%, 07/30/2054
(h)
214 216
Sunnova Helios X Issuer LLC
6.00%, 11/22/2049
(h)
105 48
Sunnova Helios XIII Issuer LLC
5.30%, 02/20/2051
(h)
88 82
Trinitas CLO XII Ltd
6.28%, 04/25/2033
(h)
255 256
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
WAVE 2017-1 Trust
3.84%, 11/15/2042
(h)
85 81
Wellfleet CLO 2024-1 Ltd
6.32%, 07/18/2037
(h)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.05%
Wingstop Funding LLC
5.86%, 12/05/2054
(h)
100 101
Ziply Fiber Issuer LLC
6.64%, 04/20/2054
(h)
95 97
7.81%, 04/20/2054
(h)
30 31
$ 9,475
Packaging & Containers - 0.20%
Mauser Packaging Solutions Holding Co
9.25%, 04/15/2027
(h)
858 845
Pharmaceuticals - 0.39%
Bausch Health Cos Inc
4.88%, 06/01/2028
(h)
155 126
Eli Lilly & Co
4.55%, 02/12/2028 320 323
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/2030 EUR 120 140
7.38%, 09/15/2029 110 143
7.88%, 09/15/2031 100 137
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 795 556
7.88%, 09/15/2029 200 216
$ 1,641
Pipelines - 0.54%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 484 487
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(h)
276 242
2.16%, 03/31/2034 203 178
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038 225 228
Southern Gas Corridor CJSC
6.88%, 03/24/2026 325 328

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Targa Resources Corp
5.55%, 08/15/2035 $ 115 $ 113
6.13%, 03/15/2033 65 67
6.50%, 03/30/2034 275 289
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(h)
105 90
4.13%, 08/15/2031
(h)
90 82
Venture Global LNG Inc
8.38%, 06/01/2031
(h)
25 25
Western Midstream Operating LP
6.15%, 04/01/2033 135 138
$ 2,267
Real Estate - 0.23%
Agile Group Holdings Ltd
0.00%, 10/13/2025
(e)
210 13
CFLD Cayman Investment Ltd
0.00%, 01/31/2031
(e),(h)
109 3
0.00%, 01/31/2031
(e),(h)
58 2
0.00%, 01/31/2031
(e),(h)
14 —
China Evergrande Group
0.00%, 06/28/2025
(e)
200 3
Kaisa Group Holdings Ltd
0.00%, 06/30/2024
(e)
400 17
0.00%, 04/16/2025
(e)
200 9
0.00%, 11/11/2025
(e)
200 9
0.00%, 06/01/2026
(e)
200 8
KWG Group Holdings Ltd
0.00%, 02/13/2026
(e)
210 15
MAF Global Securities Ltd
7.88%, 06/30/2027
(k),(m)
200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
NWD Finance BVI Ltd
4.13%, 03/10/2028
(k),(m)
425 131
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.86%
NWD MTN Ltd
4.13%, 07/18/2029 400 216
4.50%, 05/19/2030 200 105
8.63%, 02/08/2028 200 139
Sunac China Holdings Ltd
0.00%, PIK 0.00%; 09/30/2025
(e),(h),(j)
19 2
0.00%, PIK 0.00%; 09/30/2026
(e),(h),(j)
19 2
0.00%, PIK 0.00%; 09/30/2027
(e),(h),(j)
37 4
0.00%, PIK 0.00%; 09/30/2028
(e),(h),(j)
56 6
0.00%, PIK 0.00%; 09/30/2029
(e),(h),(j)
56 6
0.00%, PIK 0.00%; 09/30/2030
(e),(h),(j)
27 3
Times China Holdings Ltd
0.00%, 03/22/2026
(e)
210 7
Yuzhou Group Holdings Co Ltd
0.00%, 08/12/2026
(e)
200 14
0.00%, 01/13/2027
(e)
400 28
Zhenro Properties Group Ltd
0.00%, 01/07/2026
(e)
200 1
$ 949
Regional Authority - 0.11%
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(n)
659 477
REITs - 0.02%
Iron Mountain Inc
4.50%, 02/15/2031
(h)
55 52
5.25%, 07/15/2030
(h)
30 29
$ 81
Retail - 0.20%
1011778 BC ULC / New Red Finance Inc
3.50%, 02/15/2029
(h)
20 19
3.88%, 01/15/2028
(h)
5 5
4.00%, 10/15/2030
(h)
185 170
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Lowe's Cos Inc
4.80%, 04/01/2026 $ 315 $ 315
Starbucks Corp
4.85%, 02/08/2027 310 312
$ 821
Semiconductors - 0.16%
Broadcom Inc
3.14%, 11/15/2035
(h)
310 257
3.47%, 04/15/2034
(h)
75 66
Entegris Inc
4.75%, 04/15/2029
(h)
105 102
Micron Technology Inc
5.88%, 09/15/2033 185 190
6.05%, 11/01/2035 60 61
$ 676
Software - 0.45%
AppLovin Corp
5.13%, 12/01/2029 85 85
5.50%, 12/01/2034 210 210
Dun & Bradstreet Corp/The
5.00%, 12/15/2029
(h)
1,254 1,264
Fair Isaac Corp
6.00%, 05/15/2033
(h)
100 100
Paychex Inc
5.60%, 04/15/2035 45 46
Synopsys Inc
5.15%, 04/01/2035 80 79
5.70%, 04/01/2055 95 91
$ 1,875
Sovereign - 14.42%
Argentine Republic Government International Bond
4.12%, 07/09/2035
(n)
725 487
Benin Government International Bond
7.96%, 02/13/2038 400 367
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 12,083 2,001
10.00%, 01/01/2031 1,173 177
Bundesschatzanweisungen
2.20%, 03/11/2027 EUR 45 51
Canadian Treasury Bill
2.58%, 07/16/2025
(o)
CAD 7,500 5,447
2.62%, 08/27/2025
(o)
14,500 10,498
2.78%, 06/18/2025
(o)
14,400 10,479
Chile Government International Bond
2.75%, 01/31/2027 $ 775 753
3.25%, 09/21/2071 200 117
Colombia Government International Bond
3.00%, 01/30/2030 425 362
7.38%, 04/25/2030 350 360
7.75%, 11/07/2036 200 194
Colombian TES
12.75%, 11/28/2040 COP 2,821,000 671
13.25%, 02/09/2033 2,738,000 696
Dominican Republic International Bond
4.50%, 01/30/2030 $ 700 657
Ecuador Government International Bond
5.00%, 07/31/2040
(n)
375 200
5.50%, 07/31/2035
(n)
721 449
6.90%, 07/31/2030
(n)
875 678
Egypt Government Bond
24.46%, 10/01/2027 EGP 17,300 355
25.32%, 08/13/2027 16,000 333
Egypt Government International Bond
7.05%, 01/15/2032 $ 400 348
7.63%, 05/29/2032 400 360

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Egypt Treasury Bills
20.72%, 09/16/2025
(o)
EGP 15,300 $ 285
21.12%, 12/16/2025
(o)
6,800 119
21.80%, 10/07/2025
(o)
3,675 68
23.72%, 11/18/2025
(o)
38,000 679
26.56%, 08/19/2025
(o)
38,500 731
Gabon Government International Bond
6.63%, 02/06/2031 $ 300 225
Ghana Government International Bond
0.00%, 01/03/2030
(e),(h)
354 288
0.00%, 01/03/2030
(e)
359 292
5.00%, 07/03/2029
(h),(n)
575 525
Guatemala Government Bond
7.05%, 10/04/2032 275 289
Israel Government International Bond
5.50%, 03/12/2034 200 197
5.63%, 02/19/2035 875 864
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 225 225
4.88%, 01/30/2032
(h)
475 474
5.88%, 10/17/2031 175 184
8.08%, 04/01/2036
(h)
$ 800 756
Japan Treasury Discount Bill
0.41%, 10/10/2025
(o)
JPY 217,000 1,506
Lebanon Government International Bond
0.00%, 03/09/2020
(e)
$ 275 47
0.00%, 06/19/2020
(e)
800 139
0.00%, 05/27/2022
(e)
100 17
0.00%, 10/04/2022
(e)
100 17
0.00%, 11/29/2027
(e)
150 26
0.00%, 03/20/2028
(e)
300 52
0.00%, 05/17/2033
(e)
625 108
Malaysia Government Bond
3.34%, 05/15/2030 MYR 4,075 962
3.83%, 07/05/2034 1,850 444
Mexican Bonos
7.75%, 11/23/2034 MXN 4,600 214
7.75%, 11/13/2042 13,500 568
8.50%, 11/18/2038 17,500 820
Mexico Government International Bond
5.13%, 05/04/2037 EUR 105 117
Morocco Government International Bond
4.75%, 04/02/2035
(h)
100 113
Nigeria Government International Bond
6.13%, 09/28/2028 $ 650 604
7.14%, 02/23/2030 400 368
Pakistan Government International Bond
6.88%, 12/05/2027 900 834
Peru Government Bond
5.40%, 08/12/2034 PEN 3,350 855
Peruvian Government International Bond
6.90%, 08/12/2037 1,550 422
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 4,485 1,070
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 37,150 1,637
8.75%, 02/28/2048 16,200 705
8.88%, 02/28/2035 15,315 786
9.00%, 01/31/2040 6,590 309
Republic of Uzbekistan International Bond
3.70%, 11/25/2030 $ 200 171
3.90%, 10/19/2031 230 193
5.10%, 02/25/2029
(h)
EUR 100 115
6.90%, 02/28/2032
(h)
$ 500 496
Romanian Government International Bond
5.13%, 09/24/2031
(h)
EUR 175 192
5.88%, 07/11/2032
(h)
160 179
6.25%, 09/10/2034
(h)
95 107
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Romanian Government International Bond
(continued)
6.38%, 09/18/2033 EUR 700 $ 806
Senegal Government International Bond
4.75%, 03/13/2028 850 829
5.38%, 06/08/2037 200 147
6.75%, 03/13/2048 $ 400 250
Turkiye Government Bond
37.00%, 02/18/2026 TRY 10,000 246
Turkiye Government International Bond
7.25%, 05/29/2032 $ 200 197
Ukraine Government International Bond
1.75%, 02/01/2034
(h),(n)
169 83
1.75%, 02/01/2034
(n)
366 180
United Kingdom Gilt
4.13%, 01/29/2027 GBP 215 290
4.50%, 03/07/2035 55 73
Uruguay Government International Bond
8.50%, 03/15/2028 UYU 3,500 82
9.75%, 07/20/2033 3,375 83
Zambia Government International Bond
0.50%, 12/31/2053
(h)
$ 525 320
0.50%, 12/31/2053 709 432
$ 60,452
Student Loan Asset Backed Securities - 0.25%
College Ave Student Loans 2021-A LLC
4.12%, 07/25/2051
(h)
48 45
Navient Private Education Refi Loan Trust 2018-A
3.68%, 02/18/2042
(h)
74 72
Navient Private Education Refi Loan Trust 2018-C
4.22%, 06/16/2042
(h)
278 272
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(h)
100 84
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062
(h)
100 88
SLM Private Credit Student Loan Trust 2003-A
7.31%, 06/15/2032 50 50
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
7.28%, 03/15/2033 200 200
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(h)
23 23
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(h)
100 97
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(h)
160 135
$ 1,066
Supranational Bank - 0.63%
Africa Finance Corp
7.50%, 01/21/2030
(h),(k),(m)
450 440
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
Asian Development Bank
6.72%, 02/08/2028 INR 10,700 126
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027 $ 400 391
European Bank for Reconstruction & Development
6.75%, 01/13/2032 INR 36,000 425
Inter-American Development Bank
7.00%, 01/25/2029 20,000 237
7.00%, 04/17/2033 28,000 336
International Bank for Reconstruction &
Development
6.50%, 04/17/2030 14,000 163
6.75%, 09/08/2027 9,000 106
6.85%, 04/24/2028 7,500 88

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Bank for Reconstruction &
Development (continued)
7.05%, 07/22/2029 INR 27,500 $ 327
$ 2,639
Telecommunications - 0.48%
EchoStar Corp
10.75%, 11/30/2029 $ 989 994
Frontier Communications Holdings LLC
5.88%, 11/01/2029 238 240
6.00%, 01/15/2030
(h)
374 379
VEON Holdings BV
3.38%, 11/25/2027 450 411
$ 2,024
Transportation - 0.17%
Transnet SOC Ltd
8.25%, 02/06/2028 700 714
Trucking & Leasing - 0.05%
SMBC Aviation Capital Finance DAC
5.10%, 04/01/2030
(h)
200 200
Water - 0.05%
Aegea Finance Sarl
9.00%, 01/20/2031
(h)
200 211
TOTAL BONDS $ 148,965
CONVERTIBLE BONDS - 0.59%
Principal
Amount (000's) Value (000's)
Chemicals - 0.09%
Sasol Financing USA LLC
4.50%, 11/08/2027 $ 400 $ 359
Commercial Services - 0.00%
Global Payments Inc
1.50%, 03/01/2031 17 15
Computers - 0.01%
Parsons Corp
2.63%, 03/01/2029 20 21
Seagate HDD Cayman
3.50%, 06/01/2028 8 12
$ 33
Diversified Financial Services - 0.00%
Coinbase Global Inc
0.25%, 04/01/2030 13 14
Electric - 0.01%
Evergy Inc
4.50%, 12/15/2027 18 21
Pinnacle West Capital Corp
4.75%, 06/15/2027
(h)
5 5
$ 26
Electronics - 0.00%
Advanced Energy Industries Inc
2.50%, 09/15/2028 5 5
Itron Inc
1.38%, 07/15/2030
(h)
10 11
$ 16
Engineering & Construction - 0.01%
Fluor Corp
1.13%, 08/15/2029 14 16
Granite Construction Inc
3.75%, 05/15/2028 3 6
$ 22
Food - 0.00%
Post Holdings Inc
2.50%, 08/15/2027 17 20
Internet - 0.01%
DoorDash Inc
0.00%, 05/15/2030
(e),(h)
20 20
Sea Ltd
2.38%, 12/01/2025 13 23
CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Spotify USA Inc
0.00%, 03/15/2026
(e)
$ 4 $ 6
Uber Technologies Inc
0.88%, 12/01/2028 7 9
$ 58
Leisure Products & Services - 0.01%
Carnival Corp
5.75%, 12/01/2027 12 23
NCL Corp Ltd
0.88%, 04/15/2030
(h)
5 5
1.13%, 02/15/2027 17 16
$ 44
Oil & Gas - 0.01%
Northern Oil & Gas Inc
3.63%, 04/15/2029 18 18
Permian Resources Operating LLC
3.25%, 04/01/2028 5 11
$ 29
Retail - 0.00%
Freshpet Inc
3.00%, 04/01/2028 6 8
Semiconductors - 0.30%
ams-OSRAM AG
2.13%, 11/03/2027 EUR 1,200 1,257
Software - 0.10%
Datadog Inc
0.00%, 12/01/2029
(e),(h)
$ 30 28
Dye & Durham Ltd
3.75%, 03/01/2026
(h)
CAD 453 320
Guidewire Software Inc
1.25%, 11/01/2029
(h)
$ 13 15
Nutanix Inc
0.25%, 10/01/2027 10 14
Snowflake Inc
0.00%, 10/01/2029
(e),(h)
14 20
Tyler Technologies Inc
0.25%, 03/15/2026 9 11
Vertex Inc
0.75%, 05/01/2029 7 9
$ 417
Telecommunications - 0.04%
EchoStar Corp
3.88%, PIK 0.00%; 11/30/2030
(j),(n)
159 153
InterDigital Inc
3.50%, 06/01/2027 5 14
$ 167
TOTAL CONVERTIBLE BONDS $ 2,485
SENIOR FLOATING RATE INTERESTS
- 0.33%
Principal
Amount (000's) Value (000's)
Entertainment - 0.06%
DraftKings Crown Holdings Inc
6.08%, 02/25/2032
(p)
$ 80 $ 79
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Flutter Financing BV Term Loan B
0.00%, 05/24/2032
(p),(q)
30 30
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
6.05%, 11/30/2030
(p)
146 145
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Light & Wonder International Inc Term Loan B2
6.57%, 04/14/2029
(p)
16 16
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 270

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food Service - 0.04%
Aramark Services Inc Term Loan B7
6.34%, 04/06/2028
(p)
$ 15 $ 15
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Aramark Services Inc Term Loan B8
6.40%, 06/22/2030
(p)
137 137
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 152
Healthcare - Products - 0.02%
Bausch + Lomb Corp Term Loan
8.32%, 09/14/2028
(p)
100 99
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Healthcare - Services - 0.02%
IQVIA Inc Term Loan B5
6.05%, 01/02/2031
(p)
75 75
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Insurance - 0.03%
CRC Insurance Group LLC Term Loan B
7.05%, 05/06/2031
(p)
46 45
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
HUB International Ltd Term Loan B
6.77%, 06/20/2030
(p)
50 50
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Ryan Specialty LLC Term Loan B
6.58%, 09/10/2031
(p)
28 28
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 123
Internet - 0.01%
MH Sub I LLC Term Loan B3
8.56%, 04/24/2028
(p)
34 32
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Leisure Products & Services - 0.07%
Carnival Corp Term Loan B
6.33%, 08/08/2027
(p)
61 61
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
6.33%, 10/18/2028
(p)
248 248
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 309
Lodging - 0.02%
Hilton Grand Vacations Borrower LLC Term Loan
B
6.32%, 01/17/2031
(p)
81 81
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Mining - 0.03%
Novelis Holdings Inc
6.29%, 02/25/2032
(p)
120 120
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Software - 0.03%
Open Text Corp Term Loan B
6.08%, 01/31/2030
(p)
132 132
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 1,393
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2.30%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1.43%
0.63%, 05/15/2030 $ 3,895 $ 3,313
4.50%, 03/31/2026
(r)
2,685 2,691
$ 6,004
U.S. Treasury Bill - 0.87%
4.19%, 07/03/2025
(o)
1,390 1,385
4.20%, 06/05/2025
(o)
335 335
4.21%, 07/17/2025
(o)
1,030 1,025
4.23%, 08/28/2025
(o)
925 915
$ 3,660
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 9,664
TOTAL PURCHASED OPTIONS - 0.08% $ 321
Total Investments $ 401,901
Other Assets and Liabilities -  4.14% 17,321
TOTAL NET ASSETS - 100.00% $ 419,222
(a) 1-day yield shown is as of period end.
(b) All or a portion of this security is owned by the GMS Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $37,750 or 9.00% of net assets.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $62,858 or 14.99% of net assets.
(i) Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $7,710 or 1.84% of net assets.
(j) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,448 or 0.35% of net assets.
(m) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(n) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(o) Rate shown is the discount rate of the original purchase.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) This Senior Floating Rate Note will settle after May 31, 2025, at which time the interest rate will be determined.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$2,371 or 0.57% of net assets.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales May 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 68,413 $ 341,646 $ 335,242 $ 74,817
$ 68,413 $ 341,646 $ 335,242 $ 74,817
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 2,665 $ — $ — $ —
$ 2,665 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Element Comm Aviation 06/15/2015 $ 2,800 $ — 0.00%
Total $ — 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - Ball Corp N/A 137 $ 14 $ 45.00 06/20/2025 $ 3 $ — $ (3)
Put - Becton, Dickinson & Co N/A 46 5 $ 180.00 06/20/2025 35 42 7
Put - Becton, Dickinson & Co N/A 32 3 $ 200.00 06/20/2025 6 90 84
Put - Boeing Co N/A 18 2 $ 150.00 07/18/2025 1 — (1)
Put - DuPont De Nemours Inc N/A 252 25 $ 60.00 06/20/2025 56 5 (51)
Put - Honeywell International Inc N/A 78 8 $ 190.00 06/20/2025 45 — (45)
Put - IAC - Interactive Corp N/A 508 51 $ 40.00 06/20/2025 53 — (53)
Put - International Game Techno N/A 656 66 $ 15.00 06/20/2025 81 44 (37)
Put - International Game Techno N/A 183 18 $ 14.00 07/18/2025 9 8 (1)
Put - Phillips 66 N/A 25 3 $ 100.00 07/18/2025 1 3 2
Put - Phillips 66 N/A 62 6 $ 90.00 06/20/2025 24 — (24)
Put - S&P 500 Index N/A 9 1 $ 5,100.00 06/20/2025 166 3 (163)
Put - S&P 500 Index N/A 5 1 $ 5,500.00 08/15/2025 37 35 (2)
Put - S&P 500 Index N/A 2 — $ 5,625.00 07/18/2025 12 12 —
Put - S&P 500 Index N/A 5 1 $ 5,350.00 07/18/2025 58 15 (43)
Put - SPDR S&P 500 ETF Trust N/A 45 5 $ 580.00 06/20/2025 28 26 (2)
Put - US 10 Year Note Future; September
2025
N/A 75 75 $ 100.00 06/20/2025 1 — (1)
Put - US 10 Year Note Future; September
2025
N/A 75 75 $ 110.00 06/20/2025 69 27 (42)
Put - US Long Bond Future; September
2025
N/A 26 26 $ 110.00 06/20/2025 29 11 (18)
Total $ 714 $ 321 $ (393)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Ball Corp N/A 137 $ 14 $ 50.00 06/20/2025 $ (49) $ (51) $ (2)
Call - Becton, Dickinson & Co N/A 14 1 $ 225.00 06/20/2025 (2) — 2
Call - Becton, Dickinson & Co N/A 64 6 $ 230.00 06/20/2025 (76) — 76
Call - Boeing Co N/A 15 2 $ 205.00 07/18/2025 (14) (16) (2)
Call - DuPont De Nemours Inc N/A 252 25 $ 70.00 06/20/2025 (38) (13) 25
Call - Honeywell International Inc N/A 71 7 $ 200.00 06/20/2025 (70) (194) (124)
Call - IAC - Interactive Corp N/A 508 51 $ 45.00 06/20/2025 (244) — 244
Call - International Game Techno N/A 183 18 $ 16.00 07/18/2025 (38) (7) 31
Call - International Game Techno N/A 656 66 $ 16.00 06/20/2025 (90) (9) 81
Call - Merck & Co Inc N/A 2 — $ 90.00 06/20/2025 — — —
Call - Phillips 66 N/A 5 1 $ 105.00 06/20/2025 (2) (5) (3)
Call - Phillips 66 N/A 25 3 $ 115.00 07/18/2025 (31) (12) 19
Call - Skechers USA, Inc -  Class A N/A 48 5 $ 65.00 06/20/2025 (1) — 1
Call - SPDR S&P 500 ETF Trust N/A 30 3 $ 605.00 06/20/2025 (17) (7) 10
Call - United Parcel Service Inc N/A 2 — $ 110.00 06/20/2025 — — —
Call - United States Steel Corp N/A 71 7 $ 36.00 06/20/2025 (55) (127) (72)
Call - United States Steel Corp N/A 36 4 $ 35.00 06/20/2025 (29) (68) (39)
Call - Williams Cos Inc/The N/A 2 — $ 65.00 06/20/2025 — — —
Put - Paramount Global N/A 127 13 $ 10.00 08/15/2025 (16) (4) 12
Put - S&P 500 Index N/A 5 1 $ 4,925.00 08/15/2025 (13) (12) 1
Put - S&P 500 Index N/A 4 — $ 4,600.00 06/20/2025 (18) — 18

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 5 $ 1 $ 4,800.00 07/18/2025 $ (19) $ (4) $ 15
Put - SPDR S&P 500 ETF Trust N/A 11 1 $ 550.00 06/20/2025 (3) (2) 1
Call - US 5 Year Note Future; September
2025
N/A 150 150 $ 109.00 06/20/2025 (20) (23) (3)
Put - US 10 Year Note Future; September
2025
N/A 150 150 $ 108.50 06/20/2025 (54) (12) 42
Put - US Long Bond Future; September
2025
N/A 26 26 $ 108.00 06/20/2025 (15) (4) 11
Total $ (914) $ (570) $ 344
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
1 Month Secured Overnight Financing Rate; October 2025 Short 8 $ 3,196 $ —
3 Month Secured Overnight Financing Rate; June 2026 Long 69 16,663 (25)
3 Month Secured Overnight Financing Rate; March 2026 Short 49 11,812 (4)
ASX 90 Day Bank Bill; June 2026 Long 14 8,956 —
AUD/USD; June 2025 Short 1 64 —
Australia 10 Year Bond; June 2025 Short 27 1,986 (30)
Australia 10 Year Bond; June 2025 Long 33 2,428 (1)
Australia 3 Year Bond; June 2025 Long 103 7,140 26
Brent Crude; August 2025
(a)
Short 16 1,004 19
Brent Crude; December 2025 Short 2 123 (2)
Brent Crude; October 2025 Short 5 308 6
Brent Crude; September 2025 Short 2 124 2
Brent Financial Last Day; August 2025 Short 5 314 3
CAC40 Index; June 2025 Long 17 1,495 (16)
Canada 10 Year Bond; September 2025 Long 21 1,872 19
Canada 10 Year Bond; September 2025 Short 6 535 (3)
Canada 5 Year Bond; September 2025 Long 1 83 —
Canadian Dollar; June 2025 Long 1 73 1
Canola; July 2025 Long 19 197 —
Canola; November 2025 Long 9 90 3
CME Bitcoin; June 2025 Long 1 526 (28)
CME Micro Bitcoin; June 2025 Long 3 32 (2)
CME Micro Ether; June 2025 Long 3 1 —
Cocoa; December 2025 Long 1 81 (12)
Cocoa; July 2025
(a)
Long 3 264 (16)
Cocoa; September 2025 Long 3 277 11
Cocoa; September 2025
(a)
Long 1 87 1
Coffee 'C'; July 2025
(a)
Long 4 514 (61)
Coffee 'C'; September 2025 Long 1 127 (15)
Copper; July 2025 Long 2 234 1
Copper; September 2025 Long 3 355 2
Corn; December 2025 Short 33 724 —
Corn; July 2025
(a)
Short 40 888 9
Corn; September 2025 Long 3 63 (1)
Cotton No.2; December 2025 Short 2 68 1
Cotton No.2; July 2025
(a)
Short 15 488 16
Crude Oil; October 2025 Long 1 19 —
Crude Palm Oil; August 2025 Short 5 114 (3)
Crude Palm Oil; July 2025 Short 2 46 —
Crude Palm Oil; October 2025 Short 2 45 —
Crude Palm Oil; September 2025 Short 8 182 (1)
DAX Index; June 2025 Long 4 2,730 23
DJ Euro Stoxx 50; June 2025 Short 7 427 (1)
DJ Euro Stoxx 50; June 2025 Long 39 2,378 4
Dollar Index; June 2025 Short 14 1,390 6
Dollar Index; June 2025 Long 1 99 —
ECX Emission; December 2025 Short 2 160 5
ECX Emission; December 2026 Long 1 82 (4)
E-Mini Crude Oil; July 2025 Short 1 30 1
E-Mini DJIA Index; June 2025 Long 1 211 (1)
eMini MSCI EAFE; June 2025 Long 7 912 19
eMini MSCI Emerging Markets; June 2025 Long 17 977 (17)
E-Mini Natural Gas; July 2025 Long 2 17 (1)
EUR/GBP; June 2025 Short 2 284 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euribor; June 2026 Long 162 $ 45,191 $ 35
Euribor; June 2027 Long 37 10,292 (1)
Euribor; June 2028 Long 15 4,161 —
Euribor; March 2026 Long 31 8,649 (3)
Euribor; September 2025 Long 9 2,508 (1)
Euro Bond 10 Year Bond; June 2025 Short 21 3,129 (19)
Euro Bond 10 Year Bond; June 2025 Long 38 5,661 40
Euro Buxl 30 Year Bond; June 2025 Short 7 966 2
Euro Milling Wheat; December 2025 Short 16 193 2
Euro Milling Wheat; March 2026 Short 9 112 —
Euro Milling Wheat; September 2025 Short 27 308 5
Euro Schatz; June 2025 Long 234 28,521 (13)
Euro Stoxx Bank; June 2025 Long 33 378 —
Euro-Bobl 5 Year; June 2025 Short 15 2,029 (7)
Euro-Bobl 5 Year; June 2025 Long 30 4,058 7
Euro-BTP; June 2025 Long 44 6,053 34
Euro-Oat; June 2025 Short 15 2,142 (16)
Feeder Cattle; August 2025 Long 7 1,046 (6)
Frozen Concentrated Orange Juice-A; July 2025 Long 1 43 1
FTSE China A50 Index; June 2025 Long 19 253 (1)
FTSE KLCI Index; June 2025 Long 1 18 —
FTSE/JSE Top 40; June 2025 Long 14 676 13
FTSE100 Index; June 2025 Short 5 591 (6)
FTSE100 Index; June 2025 Long 6 710 14
Gasoline RBOB; August 2025 Short 1 83 3
Gasoline RBOB; July 2025
(a)
Long 1 85 —
Gasoline RBOB; July 2025 Short 2 169 5
Gasoline RBOB; October 2025 Short 3 227 7
Gasoline RBOB; September 2025 Short 4 328 (3)
GBP/USD; June 2025 Long 1 84 —
Gold 100 oz; August 2025
(a)
Long 8 2,652 (6)
Gold 100 oz; December 2025 Long 3 1,011 (20)
Gold; April 2026 Long 9 960 (5)
Gold; February 2026 Long 6 638 3
Hang Seng Index; June 2025 Long 13 1,922 2
HSCEI China Index; June 2025 Long 2 107 (1)
HSTECH; June 2025 Long 1 33 —
IBEX Mini Index; June 2025 Long 2 32 1
ICE 3 Month Sterling Overnight Index Average; June 2026 Long 14 4,542 (6)
ICE Endex Dutch TTF Natural Gas; July 2025 Short 5 145 12
IFSC Nifty 50; June 2025 Long 21 1,043 (4)
INR/USD Standard; June 2025 Long 2 117 —
Japan 10 Year Bond TSE; June 2025 Short 5 4,833 32
Japan Topix Index; June 2025 Long 5 972 20
KC HRW Wheat; July 2025
(a)
Short 26 693 48
KC HRW Wheat; September 2025 Short 3 82 —
Korea 10 Year Bond; June 2025 Long 82 7,083 (108)
Korea 3 Year Bond; June 2025 Long 281 21,896 (78)
KOSDAQ150; June 2025 Short 4 35 (1)
KOSPI 200 Index; June 2025 Long 7 457 10
Kospi200 Mini; June 2025 Long 5 65 2
Lean Hogs; August 2025 Long 5 210 13
Lean Hogs; July 2025 Long 4 168 7
Lean Hogs; October 2025 Long 4 142 3
Live Cattle; August 2025 Long 14 1,172 4
Live Cattle; December 2025 Long 8 666 6
Live Cattle; February 2026 Long 5 416 3
Live Cattle; October 2025 Long 8 664 7
LME Copper; August 2025 Long 1 238 (1)
LME Copper; June 2025
(a)
Short — — (187)
LME Copper; September 2025
(a)
Long 4 949 (4)
LME Lead; August 2025 Short — — (5)
LME Lead; August 2025 Short — — —
LME Lead; August 2025 Short — — —
LME Lead; August 2025 Long 2 98 (1)
LME Lead; August 2025 Short 4 196 3
LME Lead; August 2025 Long 1 49 (1)
LME Lead; August 2025 Long 1 49 —
LME Nickel; August 2025 Short 4 366 9
LME Nickel; August 2025 Long 1 91 (2)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
LME Nickel; August 2025 Short 1 $ 92 $ 2
LME PRI Alum; August 2025 Short — — —
LME PRI Alum; August 2025 Long 1 61 (2)
LME PRI Alum; August 2025 Short — — (6)
LME PRI Alum; August 2025 Short 2 122 1
LME PRI Alum; June 2025
(a)
Short — — (88)
LME PRI Alum; September 2025
(a)
Short 7 428 8
LME Tin; August 2025 Long 2 304 (24)
LME Tin; August 2025 Short — — 4
LME Zinc; August 2025 Short 1 66 (13)
LME Zinc; August 2025 Short — — —
LME Zinc; August 2025 Short 6 393 12
LME Zinc; August 2025 Long 1 66 (2)
LME Zinc; August 2025 Long 2 131 (3)
LME Zinc; August 2025 Short — — —
LME Zinc; June 2025
(a)
Short — — 19
LME Zinc; September 2025
(a)
Short 4 262 10
Low Sulphur Gasoline; August 2025 Short 4 235 7
Low Sulphur Gasoline; July 2025
(a)
Short 17 1,004 38
Low Sulphur Gasoline; October 2025 Short 3 177 5
Low Sulphur Gasoline; September 2025 Short 2 118 4
Maize; August 2025 Short 1 11 —
Mexican Peso; June 2025 Short 2 52 —
Micro E-Mini Russell 2000; June 2025 Long 1 10 —
Micro EUR/USD; June 2025 Long 3 43 —
Micro Gold; August 2025 Long 2 66 (1)
Milk; July 2025 Long 4 156 (1)
Mini FTSE/MIB; June 2025 Long 9 410 12
Mini HIS Index; June 2025 Long 9 266 —
Mini H-Shares Index; June 2025 Long 8 86 —
Mini Japan 10 Year Bond; June 2025 Short 15 1,451 —
Mini Topix Index; June 2025 Long 12 233 5
MSCI Singapore Index; June 2025 Long 15 478 2
Nasdaq 100 E-Mini; June 2025 Long 3 1,283 5
Nasdaq 100 Micro E-mini; June 2025 Long 1 43 —
Natural Gas; August 2025 Short 1 35 2
Natural Gas; July 2025
(a)
Long 6 207 (14)
Natural Gas; July 2025 Short 4 138 6
Natural Gas; October 2025 Long 1 36 (3)
New Zealand Dollar; June 2025 Short 1 60 —
Nikkei 225 Mini; June 2025 Long 6 158 —
Nikkei 225 OSE; June 2025 Long 3 791 11
Nikkei 225 OSE; June 2025 Short 2 528 (29)
Nikkei 225 SGX; June 2025 Long 4 528 8
Nikkei 225 Yen; June 2025 Long 1 131 (3)
Nikkei 225; June 2025 Long 3 566 4
NY Harb ULSD; December 2025 Long 1 85 (3)
NY Harb ULSD; July 2025
(a)
Long 10 842 (40)
NY Harb ULSD; October 2025 Short 1 85 3
NY Harb ULSD; September 2025 Short 2 168 6
Oat; July 2025 Long 1 19 —
Palladium; September 2025 Long 1 97 (2)
Platinum; April 2026 Long 3 49 —
Platinum; February 2026 Long 1 17 1
Platinum; July 2025 Long 3 158 (4)
Rapeseed Euro; August 2025 Long 6 162 (4)
Rapeseed Euro; November 2025 Long 2 54 (1)
Robusta Coffee 10tn; July 2025 Short 2 90 4
Rough Rice; July 2025 Short 2 54 (2)
RSS3 Rubber; October 2025 Short 2 21 —
Russell 2000 Emini; June 2025 Short 97 10,031 (358)
S&P 500 Emini; June 2025 Short 12 3,550 (347)
S&P 500 Emini; June 2025 Long 2 592 2
S&P Mid 400 Emini; June 2025 Short 2 601 3
S&P/TSX 60 Index; June 2025 Long 4 914 20
SET50 Index; June 2025 Long 6 27 (1)
SGX Iron Ore 62%; July 2025 Long 9 86 —
Short Term Euro-BTP; June 2025 Long 161 19,771 8
Silver; July 2025
(a)
Long 4 661 (7)
Silver; July 2025 Short 2 330 (2)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Silver; September 2025 Long 1 $ 167 $ —
Soybean Meal; December 2025 Long 2 62 —
Soybean Meal; July 2025
(a)
Short 34 1,007 4
Soybean Oil; December 2025 Long 19 543 (12)
Soybean Oil; January 2026 Long 5 143 (2)
Soybean Oil; July 2025
(a)
Long 20 562 (15)
Soybean; January 2026 Short 8 416 (1)
Soybean; July 2025
(a)
Short 43 2,240 24
Soybean; November 2025 Short 13 667 6
SPI 200 Index; June 2025 Long 9 1,227 28
Stoxx 50; June 2025 Long 2 103 —
Stoxx 600 Bank; June 2025 Long 5 78 2
Stoxx 600 Insurance; June 2025 Long 4 109 —
Stoxx 600 Utilities; June 2025 Long 7 176 6
Stoxx Europe 600; June 2025 Long 19 592 11
Sugar #11; July 2025
(a)
Short 33 631 13
Sugar #11; March 2026 Short 5 99 1
Sugar #11; May 2026 Short 3 58 —
Sugar #11; October 2025 Short 11 212 4
SX5E Dividend; December 2026 Long 3 53 1
TSR20 FOB; July 2025 Short 1 8 —
UK 10 Year Gilt; September 2025 Short 46 5,670 (25)
UK Natural Gas; August 2025 Short 5 169 14
UK Natural Gas; July 2025 Short 5 166 11
US 10 Year Note; September 2025 Short 28 3,101 (11)
US 10 Year Ultra Note; September 2025 Short 49 5,515 (11)
US 2 Year Note; September 2025 Short 145 30,078 (28)
US 2 Year Note; September 2025 Long 12 2,489 2
US 3 Year Note; September 2025 Long 2 423 1
US 5 Year Note; September 2025 Long 337 36,459 85
US 5 Year Note; September 2025 Short 42 4,544 (12)
US Dollar; June 2025 Long 2 20 —
US Long Bond; September 2025 Short 73 8,233 (59)
US Ultra Bond; September 2025 Short 19 2,206 (14)
USD/CNH; June 2025 Long 1 100 —
Wheat; December 2025 Short 6 171 (1)
Wheat; July 2025 Short 2 63 (2)
Wheat; July 2025
(a)
Short 31 827 25
Wheat; September 2025 Short 9 247 (2)
White Maize-SAF; July 2025 Long 2 51 1
White Sugar; October 2025 Short 2 47 1
WIG20 Index; June 2025 Long 19 283 2
WTI Crude; August 2025 Short 3 179 2
WTI Crude; December 2025 Short 3 174 (1)
WTI Crude; July 2025
(a)
Short 9 548 13
WTI Crude; July 2025 Long 2 122 —
WTI Crude; October 2025 Short 3 175 7
WTI Crude; September 2025 Short 1 59 (1)
XAE Energy; June 2025 Long 1 85 (3)
XAF Financial; June 2025 Long 1 157 (2)
XAY Consumer Discretionary; June 2025 Long 1 216 (4)
Yellow Maize-SAF; July 2025 Short 1 23 (1)
Total $ (910)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 06/18/2025 AUD 10,668 $ 6,674 $ 212 $ (5)
Bank of America NA 06/18/2025 GBP 6,628 $ 8,753 174 (1)
Bank of America NA 06/18/2025 CAD 17,153 $ 12,213 298 —
Bank of America NA 06/18/2025 EUR 7,110 $ 7,908 179 (1)
Bank of America NA 06/18/2025 JPY 603,051 $ 4,172 40 (14)
Bank of America NA 06/18/2025 MXN 85,234 $ 4,256 129 —
Bank of America NA 06/18/2025 NZD 7,893 $ 4,582 141 (4)
Bank of America NA 06/18/2025 CHF 11,095 $ 13,203 329 (23)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 06/18/2025 $ 4,574 GBP 3,470 $ — $ (101)
Bank of America NA 06/18/2025 $ 8,634 AUD 13,689 — (191)
Bank of America NA 06/18/2025 $ 5,800 NZD 10,081 — (227)
Bank of America NA 06/18/2025 $ 10,205 CHF 8,830 — (549)
Bank of America NA 06/18/2025 $ 2,542 MXN 50,959 — (80)
Bank of America NA 06/18/2025 $ 6,524 EUR 5,964 3 (260)
Bank of America NA 06/18/2025 $ 4,588 JPY 670,269 8 (85)
Bank of America NA 06/18/2025 $ 14,335 CAD 20,398 — (543)
BMO Capital Markets 06/18/2025 GBP 129 $ 167 7 —
BNP Paribas 06/18/2025 $ 5,057 CAD 7,200 — (196)
BNP Paribas 06/25/2025 INR 81,191 $ 948 — —
BNP Paribas 06/25/2025 NOK 31,939 $ 3,128 2 —
BNP Paribas 06/25/2025 RON 15,405 $ 3,426 25 —
BNP Paribas 06/25/2025 $ 1,643 SEK 15,798 — (8)
BNP Paribas 06/25/2025 $ 2,745 NOK 27,874 13 —
BNP Paribas 06/25/2025 $ 307 MXN 5,985 — (1)
BNP Paribas 06/25/2025 $ 732 CZK 16,127 — (3)
BNP Paribas 06/25/2025 $ 721 GBP 535 — —
BNP Paribas 06/25/2025 $ 1,840 COP 7,713,338 — (13)
BNP Paribas 06/25/2025 $ 681 PHP 37,951 1 —
BNP Paribas 06/25/2025 $ 2,049 IDR 33,681,124 — (11)
BNP Paribas 06/25/2025 $ 878 ZAR 15,748 4 —
BNP Paribas 07/16/2025 $ 2,851 CAD 4,000 — (71)
BNP Paribas 08/27/2025 $ 10,445 CAD 14,500 — (171)
Citigroup Inc 06/02/2025 TWD 33,500 $ 1,038 81 —
Citigroup Inc 06/02/2025 $ 1,120 TWD 33,500 2 —
Citigroup Inc 06/13/2025 EUR 74 $ 84 — —
Citigroup Inc 06/13/2025 $ 3,551 EUR 3,145 — (22)
Citigroup Inc 06/26/2025 EUR 600 $ 681 1 —
Citigroup Inc 06/26/2025 $ 1,447 COP 6,050,388 — (6)
Citigroup Inc 06/26/2025 $ 261 BRL 1,499 — —
Citigroup Inc 07/24/2025 TRY 28,400 $ 671 17 —
Citigroup Inc 07/25/2025 TRY 14,050 $ 333 7 —
Citigroup Inc 08/29/2025 EUR 1,889 RON 9,694 — (6)
Credit Agricole CIB 06/18/2025 $ 5,188 CAD 7,200 — (62)
Credit Agricole CIB 06/25/2025 AUD 5,579 $ 3,581 16 —
Credit Agricole CIB 06/25/2025 BRL 27,939 $ 4,893 — (32)
Credit Agricole CIB 06/25/2025 CAD 2,089 $ 1,519 5 —
Credit Agricole CIB 06/25/2025 EUR 1,840 $ 2,086 6 —
Credit Agricole CIB 06/25/2025 INR 110,885 $ 1,296 — (1)
Credit Agricole CIB 06/25/2025 IDR 10,441,148 $ 641 — (2)
Credit Agricole CIB 06/25/2025 JPY 1,013,229 $ 7,077 — (18)
Credit Agricole CIB 06/25/2025 NZD 4,364 $ 2,576 33 —
Credit Agricole CIB 06/25/2025 PHP 117,920 $ 2,115 — (2)
Credit Agricole CIB 06/25/2025 CHF 1,242 $ 1,505 8 —
Credit Agricole CIB 06/25/2025 $ 4,570 SEK 43,884 — (16)
Credit Agricole CIB 06/25/2025 $ 7,541 CHF 6,212 — (30)
Credit Agricole CIB 06/25/2025 $ 3,952 ZAR 71,285 — (7)
Credit Agricole CIB 06/25/2025 $ 4,069 GBP 3,025 5 (11)
Credit Agricole CIB 06/25/2025 $ 2,599 CLP 2,434,326 25 —
Credit Agricole CIB 06/25/2025 $ 3,629 CAD 5,028 — (39)
Credit Agricole CIB 06/25/2025 $ 878 KRW 1,203,123 5 —
Credit Agricole CIB 06/25/2025 $ 851 PHP 47,274 4 —
Credit Agricole CIB 06/25/2025 $ 2,486 THB 81,283 5 —
Credit Agricole CIB 06/25/2025 $ 1,636 EUR 1,441 — (2)
Credit Agricole CIB 07/16/2025 $ 2,525 CAD 3,500 — (31)
Deutsche Bank AG 06/13/2025 TWD 5,932 $ 200 — (1)
Deutsche Bank AG 06/13/2025 $ 700 KRW 980,730 — (12)
Deutsche Bank AG 06/16/2025 INR 8,530 $ 100 — —
Deutsche Bank AG 06/16/2025 $ 400 KRW 561,481 — (6)
Deutsche Bank AG 06/16/2025 $ 2,800 INR 240,941 — (14)
Deutsche Bank AG 06/18/2025 $ 226 EUR 206 — (9)
Deutsche Bank AG 06/20/2025 INR 17,152 $ 200 — —
Deutsche Bank AG 06/23/2025 INR 8,576 $ 100 — —
Deutsche Bank AG 06/27/2025 INR 17,182 $ 200 1 —
Deutsche Bank AG 06/27/2025 TWD 2,970 $ 100 — —
Deutsche Bank AG 06/30/2025 INR 17,076 $ 200 — —
Goldman Sachs & Co 06/06/2025 EUR 101 $ 115 — —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Goldman Sachs & Co 06/06/2025 $ 481 EUR 454 $ — $ (35)
Goldman Sachs & Co 06/20/2025 $ 531 EUR 473 — (7)
Goldman Sachs & Co 06/26/2025 GBP 96 $ 126 2 —
Goldman Sachs & Co 06/26/2025 MYR 3,025 $ 713 — (1)
Goldman Sachs & Co 06/26/2025 $ 123 GBP 96 — (5)
Goldman Sachs & Co 07/02/2025 $ 325 SEK 3,119 — —
Goldman Sachs & Co 07/15/2025 $ 158 GBP 122 — (7)
Goldman Sachs & Co 07/16/2025 $ 80 JPY 12,355 — (6)
Goldman Sachs & Co 10/15/2025 $ 208 JPY 30,281 — (6)
Goldman Sachs & Co 11/05/2025 $ 553 EUR 488 — (5)
HSBC Securities Inc 06/03/2025 EUR 738 $ 833 5 —
HSBC Securities Inc 06/13/2025 EUR 149 $ 170 — —
HSBC Securities Inc 06/13/2025 $ 1,055 EUR 938 — (10)
HSBC Securities Inc 06/26/2025 MXN 13,325 $ 687 — (2)
HSBC Securities Inc 06/26/2025 KRW 4,458,250 $ 3,266 — (32)
HSBC Securities Inc 06/26/2025 $ 1,271 PEN 4,650 — (14)
HSBC Securities Inc 06/26/2025 $ 1,088 PLN 4,075 — —
HSBC Securities Inc 07/25/2025 TWD 31,550 $ 1,085 — (15)
JPMorgan Chase 06/02/2025 TWD 33,500 $ 1,120 — (2)
JPMorgan Chase 06/02/2025 $ 1,090 TWD 33,500 — (28)
JPMorgan Chase 06/06/2025 EUR 36 $ 40 — —
JPMorgan Chase 06/06/2025 $ 124 EUR 118 — (9)
JPMorgan Chase 06/12/2025 $ 164 EUR 149 — (6)
JPMorgan Chase 06/13/2025 KRW 975,243 $ 700 7 —
JPMorgan Chase 06/13/2025 $ 200 TWD 6,005 — (1)
JPMorgan Chase 06/16/2025 TWD 5,999 $ 200 1 —
JPMorgan Chase 06/16/2025 KRW 1,511,111 $ 1,100 — (4)
JPMorgan Chase 06/16/2025 $ 700 KRW 975,072 — (7)
JPMorgan Chase 06/18/2025 $ 319 CAD 453 — (12)
JPMorgan Chase 06/26/2025 CZK 62,850 $ 2,866 1 —
JPMorgan Chase 06/26/2025 $ 1,640 ZAR 29,375 8 —
JPMorgan Chase 06/26/2025 $ 1,933 INR 165,000 6 —
JPMorgan Chase 07/02/2025 $ 1,100 KRW 1,509,470 5 —
JPMorgan Chase 07/11/2025 GBP 1,500 AUD 3,135 — (1)
JPMorgan Chase 07/11/2025 GBP 1,595 EUR 1,900 — (14)
JPMorgan Chase 07/11/2025 GBP 2,000 $ 2,694 1 —
JPMorgan Chase 07/11/2025 GBP 875 JPY 170,329 — (10)
JPMorgan Chase 07/11/2025 CAD 200 JPY 20,795 1 —
JPMorgan Chase 07/11/2025 CAD 3,377 AUD 3,800 16 —
JPMorgan Chase 07/11/2025 CNH 1,435 $ 200 — —
JPMorgan Chase 07/11/2025 CZK 6,635 $ 300 3 —
JPMorgan Chase 07/11/2025 EUR 200 JPY 32,691 — (1)
JPMorgan Chase 07/11/2025 EUR 2,375 CAD 3,703 — (1)
JPMorgan Chase 07/11/2025 EUR 1,125 AUD 1,974 8 —
JPMorgan Chase 07/11/2025 EUR 1,500 $ 1,694 13 —
JPMorgan Chase 07/11/2025 EUR 300 HUF 121,850 — (1)
JPMorgan Chase 07/11/2025 EUR 500 NOK 5,767 4 —
JPMorgan Chase 07/11/2025 HUF 467,305 $ 1,300 12 —
JPMorgan Chase 07/11/2025 ILS 2,460 $ 700 1 —
JPMorgan Chase 07/11/2025 JPY 138,120 NZD 1,600 7 —
JPMorgan Chase 07/11/2025 JPY 230,530 CAD 2,200 3 —
JPMorgan Chase 07/11/2025 JPY 149,057 AUD 1,600 9 —
JPMorgan Chase 07/11/2025 JPY 125,000 $ 864 9 —
JPMorgan Chase 07/11/2025 NZD 7,339 AUD 6,800 5 —
JPMorgan Chase 07/11/2025 NOK 7,228 EUR 625 — (3)
JPMorgan Chase 07/11/2025 NOK 16,236 $ 1,600 — (9)
JPMorgan Chase 07/11/2025 PLN 8,282 $ 2,200 12 —
JPMorgan Chase 07/11/2025 SGD 2,582 $ 2,000 7 —
JPMorgan Chase 07/11/2025 ZAR 21,604 $ 1,200 — (1)
JPMorgan Chase 07/11/2025 SEK 9,582 $ 1,000 2 —
JPMorgan Chase 07/11/2025 SEK 10,898 EUR 1,000 2 —
JPMorgan Chase 07/11/2025 SEK 20,313 NOK 21,500 18 —
JPMorgan Chase 07/11/2025 CHF 750 $ 911 5 —
JPMorgan Chase 07/11/2025 CHF 417 GBP 375 4 —
JPMorgan Chase 07/11/2025 CHF 1,988 EUR 2,125 10 —
JPMorgan Chase 07/11/2025 CHF 1,000 JPY 174,424 4 —
JPMorgan Chase 07/11/2025 $ 900 MXN 17,500 2 —
JPMorgan Chase 07/11/2025 $ 1,031 AUD 1,600 — (1)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 07/11/2025 $ 1,200 TRY 49,000 $ — $ (2)
JPMorgan Chase 07/11/2025 $ 1,596 CAD 2,200 — (11)
JPMorgan Chase 07/11/2025 $ 87 JPY 12,500 — —
JPMorgan Chase 07/11/2025 $ 1,194 NZD 2,000 — (2)
JPMorgan Chase 07/25/2025 TRY 100,750 $ 2,413 25 —
JPMorgan Chase 07/25/2025 $ 499 TRY 21,450 — (20)
JPMorgan Chase 08/14/2025 $ 1,311 CAD 1,802 — (8)
JPMorgan Chase 11/14/2025 $ 307 CAD 423 — (4)
JPMorgan Chase 12/17/2025 $ 1,301 EUR 1,140 — (10)
Merrill Lynch 06/05/2025 $ 100 EUR 95 — (8)
Merrill Lynch 07/31/2025 $ 298 EUR 261 1 —
RBC Dominon Securities Corp 06/25/2025 COP 13,578,943 $ 3,243 21 (3)
RBC Dominon Securities Corp 06/25/2025 HUF 1,337,955 $ 3,741 19 —
RBC Dominon Securities Corp 06/25/2025 INR 28,348 $ 330 1 —
RBC Dominon Securities Corp 06/25/2025 IDR 74,174,255 $ 4,506 30 —
RBC Dominon Securities Corp 06/25/2025 TWD 58,832 $ 1,966 13 —
RBC Dominon Securities Corp 06/25/2025 PEN 5,218 $ 1,432 10 —
RBC Dominon Securities Corp 06/25/2025 PLN 7,343 $ 1,957 5 —
RBC Dominon Securities Corp 06/25/2025 KRW 476,974 $ 345 1 —
RBC Dominon Securities Corp 06/25/2025 $ 2,861 KRW 3,967,699 — (17)
RBC Dominon Securities Corp 06/25/2025 $ 3,928 PEN 14,473 — (71)
RBC Dominon Securities Corp 06/25/2025 $ 3,520 CNH 25,282 4 —
RBC Dominon Securities Corp 06/25/2025 $ 855 MXN 16,568 3 —
RBC Dominon Securities Corp 06/25/2025 $ 865 CLP 812,151 7 —
RBC Dominon Securities Corp 10/10/2025 $ 1,524 JPY 217,000 — (6)
State Street Financial Global Markets 06/26/2025 ZAR 10,775 $ 600 — (2)
UBS AG 06/18/2025 $ 597 GBP 462 — (25)
Total $ 2,119 $ (3,332)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of May 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.30% (1.00)% Quarterly 12/20/2026 $ 2,650 $ (25) $ (3) $ — $ (28)
Goldman Sachs & Co China Construction
Bank /London, 3.125%,
05/17/2025
0.23% (1.00)% Quarterly 12/20/2026 2,650 (25) (7) — (31)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.28% (1.00)% Quarterly 12/20/2026 2,150 (20) (3) — (24)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/
Hong Kong, 1.625%,
10/28/2026
0.23% (1.00)% Quarterly 12/20/2026 2,650 (25) (6) — (31)
Total $ (95) $ (19) $ — $ (114)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of May 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.43 N/A (1.00)% Quarterly 06/20/2030 $ 1,600 $ 54 $ (3) $ 51
CDX.NA.HY.44 N/A (5.00)% Quarterly 06/20/2030 5,850 (263) (94) (357)
ITRX.XOVER.43 N/A (5.00)% Quarterly 06/20/2030 EUR 4,800 (374) (97) (471)
Total $ (583) $ (194) $ (777)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
1 Day MXN TIIE Banxico Receive 0.00% Monthly Monthly N/A 12/24/2025 MXN 195,000 $ 464 $ 37 $ 501
28 Day MXN TIIE Banxico Pay 0.00% Monthly Monthly N/A 12/24/2025 195,000 (470) (37) (507)
3 Month KRW Certificate of Deposit Pay 2.27% Quarterly Quarterly N/A 06/18/2027 KRW 4,700,000 (2) — (2)
3 Month KRW Certificate of Deposit Receive 2.45% Quarterly Quarterly N/A 06/18/2035 1,000,000 8 — 8
3 Month KRW Certificate of Deposit Receive 2.45% Quarterly Quarterly N/A 06/18/2035 2,200,000 17 — 17
3 Month KRW Certificate of Deposit Pay 2.27% Quarterly Quarterly N/A 06/18/2027 10,000,000 (5) — (5)
3 Month Tel AVIV Inter-Bank Offered Rate Pay 0.00% Quarterly Annual N/A 09/18/2025 ILS 1,300 (4) — (4)
3 Month Tel AVIV Inter-Bank Offered Rate Pay 0.00% Quarterly Annual N/A 09/18/2025 10,200 (32) (1) (33)
6 Month Prague Interbank Offered Rate Pay 3.65% Semiannual Annual N/A 03/11/2030 CZK 8,000 7 (1) 6
6 Month Prague Interbank Offered Rate Pay 3.65% Semiannual Annual N/A 03/11/2030 35,963 21 5 26
6 Month Prague Interbank Offered Rate Pay 3.65% Semiannual Annual N/A 03/11/2030 16,000 12 — 12
6 Month Prague Interbank Offered Rate Pay 3.65% Semiannual Annual N/A 03/11/2030 36,100 25 1 26
6 Month Prague Interbank Offered Rate Pay 3.65% Semiannual Annual N/A 03/11/2030 16,000 11 1 12
Brazil Cetip DI Interbank Deposit Rate Pay 14.90% Maturity Maturity N/A 01/04/2027 BRL 83,211 159 — 159
Shekel Overnight Interest Rate Pay 3.86% Quarterly Annual N/A 06/18/2030 ILS 1,300 (3) (1) (4)
Shekel Overnight Interest Rate Pay 3.86% Quarterly Annual N/A 06/18/2030 10,200 (30) — (30)
Shekel Overnight Interest Rate Receive 0.00% Annual Quarterly N/A 09/18/2025 10,200 32 — 32
Shekel Overnight Interest Rate Receive 0.00% Annual Quarterly N/A 09/18/2025 1,300 4 — 4
Total $ 214 $ 4 $ 218
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/
(Depreciation)
Asset Liability
Goldman Sachs &
Co
(a)
Overnight Bank Funding Rate
plus/less spread
Total return on a custom
basket of long securities
traded in foreign currencies
but settle in USD
Monthly 06/02/2025-
05/18/2026
$ 13,761 $ — $ 249 $ —
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Maturity 12/20/2027 ZMW 5,030 $ — $ 20 $ —
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
12/16/2025
Maturity 12/16/2025 EGP 19,200 — 13 —
JPMorgan Chase
(b)
Overnight Bank Funding Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in foreign
currencies but settle in USD
Monthly 12/29/2025-
03/10/2026
$ 8,180 — 551 —
Morgan Stanley &
Co
(c)
1 Day Federal Funds Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in USD
Monthly 07/29/2026 91,411 — 5,091 —
Morgan Stanley &
Co
(d)
1 Day Federal Funds Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in USD
Monthly 09/06/2028 20,334 — — (1,135)
Total $ — $ 5,924 $ (1,135)
The maturity dates are measured from the commencement of investment in each underlying position of a custom basket.
The spread for a custom basket is negotiated at the security level and is usually similar within a region but may vary.
Notional Amount represents the total absolute value of the underlying securities in a custom basket.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Hess Corp
25,000
$ 3,305
24.02%
Schlumberger NV
(69,343)
(2,292)
(16.65)%
DuPont de Nemours Inc
19,000
1,269
9.22%
Omnicom Group Inc
(14,631)
(1,075)
(7.81)%
Kellanova
11,305
934
6.79%
Honeywell International Inc
2,700
612
4.45%
Ball Corp
10,100
541
3.93%
Just Eat Takeaway.com NV
24,014
531
3.86%
Covestro AG
7,632
524
3.81%
Charter Communications Inc
(1,195)
(474)
(3.44)%
Phillips 66
3,000
340
2.47%
Chevron Corp
(2,388)
(326)
(2.37)%
Fortnox AB
34,747
313
2.28%
Vivendi SE
82,094
277
2.01%
Topcon Corp
9,176
208
1.51%
Herc Holdings Inc
(1,672)
(207)
(1.51)%
BBGI Global Infrastructure SA
84,839
164
1.19%
James Hardie Industries PLC
(6,614)
(151)
(1.10)%
Canal+ SA
38,718
109
0.79%
Fujitsu General Ltd
4,400
86
0.62%
James Hardie Industries PLC
(705)
(16)
(0.12)%
Juniper Networks Inc
182
7
0.05%
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Chevron Corp
(46,736)
$ (6,389)
(78.11)%
Hess Corp
7,312
967
11.82%
James Hardie Industries PLC
(27,740)
(634)
(7.75)%
Nuveen New York AMT-Free Quality Municipal Income Fund
10,491
103
1.26%
Vivendi SE
11,673
39
0.48%
Canal+ SA
13,353
38
0.46%
Herc Holdings Inc
(87)
(11)
(0.13)%
(a) Top Underlying Securities WESTGSUSD
(b) Top Underlying Securities WESEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Microsoft Corp
2,202
$ 1,014
1.11%
NVIDIA Corp
6,782
916
1.00%
International Paper Co
(14,093)
(674)
(0.74)%
Tractor Supply Co
(12,892)
(624)
(0.68)%
Nordson Corp
(2,827)
(599)
(0.65)%
Norwegian Cruise Line Holdings Ltd
(33,723)
(595)
(0.65)%
Huntington Ingalls Industries Inc
(2,660)
(593)
(0.65)%
PACCAR Inc
(6,312)
(592)
(0.65)%
AES Corp/The
(58,695)
(592)
(0.65)%
Constellation Energy Corp
1,876
574
0.63%
Alphabet Inc - A Shares
3,330
572
0.63%
Apple Inc
2,811
565
0.62%
Fidelity National Information Services Inc
(6,984)
(556)
(0.61)%
Vertex Pharmaceuticals Inc
(1,233)
(545)
(0.60)%
Dayforce Inc
(9,064)
(536)
(0.59)%
Sherwin-Williams Co/The
(1,444)
(518)
(0.57)%
Jack Henry & Associates Inc
(2,850)
(516)
(0.56)%
Hess Corp
(3,852)
(509)
(0.56)%
IDEXX Laboratories Inc
(962)
(494)
(0.54)%
Erie Indemnity Co
(1,358)
(487)
(0.53)%
Akamai Technologies Inc
(6,339)
(481)
(0.53)%
Warner Bros Discovery Inc
(47,271)
(471)
(0.51)%
Trimble Inc
(6,573)
(468)
(0.51)%
NRG Energy Inc
3,004
468
0.51%
NextEra Energy Inc
(6,601)
(466)
(0.51)%
CoStar Group Inc
(6,275)
(462)
(0.51)%
Equifax Inc
(1,735)
(458)
(0.50)%
Dow Inc
(16,300)
(452)
(0.49)%
Genuine Parts Co
(3,531)
(447)
(0.49)%
Zoetis Inc
(2,641)
(445)
(0.49)%
Amazon.com Inc
2,131
437
0.48%
Rockwell Automation Inc
(1,384)
(437)
(0.48)%
ConocoPhillips
(5,103)
(436)
(0.48)%
Norfolk Southern Corp
(1,730)
(428)
(0.47)%
Lennox International Inc
(756)
(427)
(0.47)%
Ingersoll Rand Inc
(5,171)
(422)
(0.46)%
American International Group Inc
(4,964)
(420)
(0.46)%
Airbnb Inc
(3,231)
(417)
(0.46)%
Intel Corp
(21,158)
(414)
(0.45)%
Bio-Techne Corp
(8,474)
(410)
(0.45)%
MarketAxess Holdings Inc
(1,889)
(409)
(0.45)%
Arista Networks Inc
(4,715)
(409)
(0.45)%
Boeing Co/The
(1,927)
(400)
(0.44)%
Church & Dwight Co Inc
(4,031)
(396)
(0.44)%
Iron Mountain Inc
(4,002)
(395)
(0.43)%
Marathon Petroleum Corp
(2,455)
(395)
(0.43)%
Labcorp Holdings Inc
(1,576)
(392)
(0.43)%
Diamondback Energy Inc
(2,894)
(389)
(0.43)%
Monster Beverage Corp
(6,062)
(388)
(0.42)%
Air Products and Chemicals Inc
(1,372)
(383)
(0.42)%
(c) Top Underlying Securities GOTEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
JFE Holdings Inc
(28,000)
$ (333)
(1.64)%
Sumitomo Metal Mining Co Ltd
(13,500)
(311)
(1.53)%
Shimadzu Corp
(12,400)
(301)
(1.48)%
Tenaris SA
(16,043)
(269)
(1.32)%
Mitsui OSK Lines Ltd
(7,500)
(267)
(1.31)%
Kyowa Kirin Co Ltd
(15,900)
(260)
(1.28)%
Canadian Pacific Kansas City Ltd
(3,100)
(253)
(1.25)%
Robinhood Markets Inc
(3,612)
(239)
(1.18)%
Ferguson Enterprises Inc
(1,292)
(236)
(1.16)%
Waste Connections Inc
(1,171)
(231)
(1.14)%
Yakult Honsha Co Ltd
(11,200)
(227)
(1.12)%
Fastighets AB Balder
(31,383)
(220)
(1.08)%
Danaher Corp
(1,154)
(219)
(1.08)%
Pro Medicus Ltd
(1,195)
(217)
(1.07)%
Everest Group Ltd
(594)
(206)
(1.01)%
Agilent Technologies Inc
(1,720)
(193)
(0.95)%
Hikari Tsushin Inc
(700)
(191)
(0.94)%
Cardinal Health Inc
(1,238)
(191)
(0.94)%
Aristocrat Leisure Ltd
(4,576)
(184)
(0.91)%
Tokyo Metro Co Ltd
(14,400)
(182)
(0.89)%
Element Fleet Management Corp
(7,600)
(181)
(0.89)%
American Financial Group Inc/OH
(1,452)
(180)
(0.89)%
Pearson PLC
(11,267)
(177)
(0.87)%
National Australia Bank Ltd
(7,194)
(176)
(0.87)%
Unilever PLC
(2,766)
(175)
(0.86)%
Alstom SA
(7,709)
(174)
(0.86)%
Hewlett Packard Enterprise Co
(10,073)
(174)
(0.86)%
CK Infrastructure Holdings Ltd
(26,000)
(168)
(0.83)%
DSV A/S
(711)
(168)
(0.82)%
Jacobs Solutions Inc
(1,304)
(165)
(0.81)%
EQT AB
(5,498)
(161)
(0.79)%
Aflac Inc
(1,550)
(160)
(0.79)%
First Solar Inc
(1,015)
(160)
(0.79)%
Rentokil Initial PLC
(33,771)
(160)
(0.79)%
Fujitsu Ltd
(6,700)
(154)
(0.76)%
Kyocera Corp
(12,500)
(153)
(0.75)%
FUJIFILM Holdings Corp
(6,600)
(151)
(0.74)%
Revvity Inc
(1,634)
(148)
(0.73)%
GFL Environmental Inc
(2,900)
(147)
(0.72)%
Graco Inc
(1,715)
(145)
(0.71)%
Kerry Group PLC
(1,327)
(145)
(0.71)%
Ashtead Group PLC
(2,479)
(145)
(0.71)%
Bunzl PLC
(4,474)
(143)
(0.71)%
Nitori Holdings Co Ltd
(1,400)
(140)
(0.69)%
LVMH Moet Hennessy Louis Vuitton SE
(256)
(139)
(0.68)%
Air Products and Chemicals Inc
(497)
(139)
(0.68)%
BASF SE
(2,848)
(137)
(0.67)%
Dow Inc
(4,897)
(136)
(0.67)%
Akzo Nobel NV
(1,992)
(136)
(0.67)%
Hyatt Hotels Corp
(1,015)
(134)
(0.66)%
(d) Top Underlying Securities LACEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2025 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - (0.52)% Shares Value (000's)
Advertising - (0.04)%
Omnicom Group Inc 2,352 $ 173
Commercial Services - 0.00%
Herc Holdings Inc 132 16
Media - (0.15)%
Charter Communications Inc 1,554 616
Real Estate - (0.33)%
Redfin Corp 137,649 1,375
TOTAL COMMON STOCKS (proceeds $2,203) $ 2,180
TOTAL SHORT SALES (proceeds $2,203) $ 2,180

Schedule of Investments
Global Sustainable Listed Infrastructure Fund
May 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .68 % Shares Held Value (000's)
Money Market Funds - 2 .68%
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b)
630,112 $ 630
TOTAL INVESTMENT COMPANIES $ 630
COMMON STOCKS - 97 .04 % Shares Held Value (000's)
Commercial Services - 5 .28%
Atlas Arteria Ltd 217,423 $ 745
Motiva Infraestrutura de Mobilidade SA 211,122 497
$ 1,242
Electric - 41 .72%
Boralex Inc 10,266 236
CenterPoint Energy Inc 19,815 738
CMS Energy Corp 10,227 718
DTE Energy Co 3,396 464
Elia Group SA/NV 6,581 699
Emera Inc 15,100 692
Entergy Corp 10,183 848
National Grid PLC 78,188 1,107
NextEra Energy Inc 21,719 1,534
Northwestern Energy Group Inc 9,450 523
PG&E Corp 43,626 737
Sempra 9,852 774
Xcel Energy Inc 10,589 743
$ 9,813
Engineering & Construction - 11 .11%
Aeroports de Paris SA 5,987 803
Beijing Capital International Airport Co Ltd
(c)
924,000 326
Cellnex Telecom SA - Rights
(c),(d)
19,923 764
China Tower Corp Ltd
(d)
205,500 304
Enav SpA
(d)
87,126 417
$ 2,614
Gas - 2 .13%
ENN Energy Holdings Ltd 63,200 501
Pipelines - 11 .93%
APA Group 117,968 631
DT Midstream Inc 3,759 394
Gibson Energy Inc 37,500 619
Williams Cos Inc/The 19,192 1,161
$ 2,805
REITs - 8 .46%
American Tower Corp 5,749 1,234
Crown Castle Inc 7,532 756
$ 1,990
Telecommunications - 1 .21%
Indus Towers Ltd
(c)
63,531 285
Transportation - 8 .77%
Canadian National Railway Co 9,000 946
Rumo SA
(c)
140,558 465
Union Pacific Corp 2,940 652
$ 2,063
Water - 6 .43%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
17,300 355
Guangdong Investment Ltd 502,524 408
Severn Trent PLC 20,533 750
$ 1,513
TOTAL COMMON STOCKS $ 22,826
Total Investments $ 23,456
Other Assets and Liabilities -  0.28% 67
TOTAL NET ASSETS - 100.00% $ 23,523
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,485 or 6.31% of net assets.

Schedule of Investments
Global Sustainable Listed Infrastructure Fund
May 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales May 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 438 $ 5,982 $ 5,790 $ 630
$ 438 $ 5,982 $ 5,790 $ 630
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 19 $ — $ — $ —
$ 19 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
International Equity Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .09 % Shares Held Value (000's)
Exchange-Traded Funds - 3 .12%
iShares MSCI EAFE ETF 396,300 $ 35,195
Money Market Funds - 0 .97%
BlackRock Liquidity FedFund - Institutional Class
4.22%
(a),(b)
865,468 866
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b),(c)
10,052,393 10,052
$ 10,918
TOTAL INVESTMENT COMPANIES $ 46,113
COMMON STOCKS - 95 .81 % Shares Held Value (000's)
Advertising - 0 .20%
Dentsu Group Inc 11,800 $ 255
Publicis Groupe SA 13,493 1,471
WPP PLC 63,594 513
$ 2,239
Aerospace & Defense - 3 .28%
Airbus SE 34,907 6,420
BAE Systems PLC 176,960 4,537
Dassault Aviation SA 1,158 421
Elbit Systems Ltd 1,576 634
IHI Corp 8,600 836
Leonardo SpA 23,858 1,476
Melrose Industries PLC 74,915 475
MTU Aero Engines AG 3,173 1,269
Rheinmetall AG 2,626 5,628
Rolls-Royce Holdings PLC 497,816 5,793
Saab AB 18,882 954
Safran SA 21,153 6,256
Singapore Technologies Engineering Ltd 92,000 556
Thales SA 5,445 1,668
$ 36,923
Agriculture - 0 .83%
British American Tobacco PLC 116,319 5,236
Imperial Brands PLC 45,953 1,743
Japan Tobacco Inc 70,400 2,160
Wilmar International Ltd 113,100 267
$ 9,406
Airlines - 0 .27%
ANA Holdings Inc
(d)
9,200 182
Deutsche Lufthansa AG 35,197 282
International Consolidated Airlines Group SA 73,060 321
Japan Airlines Co Ltd
(d)
8,600 174
Qantas Airways Ltd 43,708 299
Ryanair Holdings PLC 49,978 1,326
Singapore Airlines Ltd 87,700 484
$ 3,068
Apparel - 1 .61%
Adidas AG 10,045 2,505
Asics Corp 38,800 935
Hermes International SCA 1,861 5,132
Kering SA 4,388 858
LVMH Moet Hennessy Louis Vuitton SE 16,159 8,765
$ 18,195
Automobile Manufacturers - 2 .56%
Bayerische Motoren Werke AG 17,090 1,516
Daimler Truck Holding AG 28,008 1,217
Ferrari NV 7,405 3,544
Honda Motor Co Ltd 248,100 2,520
Isuzu Motors Ltd 31,400 424
Mercedes-Benz Group AG 42,424 2,537
Nissan Motor Co Ltd 131,300 333
Renault SA 11,332 583
Stellantis NV 118,273 1,206
Subaru Corp 34,500 633
Suzuki Motor Corp 92,600 1,175
Toyota Motor Corp 556,700 10,599
Volvo AB - B Shares 93,314 2,586
$ 28,873
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .67%
Aisin Corp 31,000 $ 394
Bridgestone Corp 33,600 1,443
Cie Generale des Etablissements Michelin SCA 39,523 1,512
Continental AG 6,485 569
Denso Corp 111,500 1,505
Sumitomo Electric Industries Ltd 42,100 883
Toyota Industries Corp 9,700 1,213
$ 7,519
Banks - 13 .85%
ABN AMRO Bank NV
(e)
27,009 698
AIB Group PLC 123,533 975
ANZ Group Holdings Ltd 174,658 3,268
Banca Mediolanum SpA 13,145 219
Banco Bilbao Vizcaya Argentaria SA 338,557 5,082
Banco BPM SpA 66,756 767
Banco de Sabadell SA 316,493 1,008
Banco Santander SA 890,115 7,101
Bank Hapoalim BM 74,207 1,245
Bank Leumi Le-Israel BM 88,574 1,429
Bank of Ireland Group PLC 57,869 795
Bankinter SA 39,629 510
Banque Cantonale Vaudoise 1,767 205
Barclays PLC 840,124 3,720
BNP Paribas SA 59,785 5,236
BOC Hong Kong Holdings Ltd 217,500 915
BPER Banca SPA 58,661 521
CaixaBank SA 231,816 1,966
Chiba Bank Ltd/The 32,900 299
Commerzbank AG 52,194 1,590
Commonwealth Bank of Australia 98,305 11,155
Computershare Ltd 30,864 799
Concordia Financial Group Ltd
(d)
60,500 388
Credit Agricole SA 62,079 1,137
Danske Bank A/S 40,660 1,558
DBS Group Holdings Ltd 125,070 4,315
Deutsche Bank AG 108,726 3,011
DNB Bank ASA 52,789 1,412
Erste Group Bank AG 18,150 1,462
FinecoBank Banca Fineco SpA 36,018 779
Hang Seng Bank Ltd 44,300 618
HSBC Holdings PLC 1,038,186 12,231
ING Groep NV 184,890 3,927
Intesa Sanpaolo SpA 888,978 4,963
Israel Discount Bank Ltd 72,672 619
Japan Post Bank Co Ltd 106,500 1,149
KBC Group NV 13,539 1,339
Lloyds Banking Group PLC 3,533,271 3,680
Macquarie Group Ltd 21,270 2,934
Mediobanca Banca di Credito Finanziario SpA 29,473 701
Mitsubishi UFJ Financial Group Inc 673,500 9,421
Mizrahi Tefahot Bank Ltd 9,144 524
Mizuho Financial Group Inc 140,280 3,901
National Australia Bank Ltd 179,904 4,403
NatWest Group PLC 474,535 3,370
Nordea Bank Abp 184,670 2,677
Oversea-Chinese Banking Corp Ltd 199,000 2,499
Resona Holdings Inc 123,200 1,092
Skandinaviska Enskilda Banken AB 93,545 1,561
Societe Generale SA 42,312 2,297
Standard Chartered PLC 118,587 1,850
Sumitomo Mitsui Financial Group Inc 216,800 5,570
Sumitomo Mitsui Trust Group Inc 37,688 1,020
Svenska Handelsbanken AB 85,982 1,149
Swedbank AB 50,048 1,355
UBS Group AG 193,207 6,163
UniCredit SpA 82,311 5,293
United Overseas Bank Ltd 74,200 2,038
Westpac Banking Corp 201,222 4,222
$ 156,131

Schedule of Investments
International Equity Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 1 .44%
Anheuser-Busch InBev SA/NV 58,066 $ 4,100
Asahi Group Holdings Ltd 85,100 1,122
Carlsberg AS 5,632 806
Coca-Cola Europacific Partners PLC 13,534 1,242
Coca-Cola HBC AG
(f)
12,811 668
Davide Campari-Milano NV 36,165 236
Diageo PLC 130,721 3,548
Heineken Holding NV 7,641 596
Heineken NV 16,979 1,515
JDE Peet's NV 10,072 277
Kirin Holdings Co Ltd
(d)
45,800 657
Pernod Ricard SA 11,897 1,230
Suntory Beverage & Food Ltd 8,200 266
$ 16,263
Biotechnology - 0 .69%
Argenx SE
(f)
3,587 2,058
CSL Ltd 28,444 4,539
Genmab A/S
(f)
3,707 782
Swedish Orphan Biovitrum AB
(f)
11,541 353
$ 7,732
Building Materials - 1 .45%
AGC Inc 11,300 335
Cie de Saint-Gobain SA 26,384 2,970
Daikin Industries Ltd 15,500 1,764
Geberit AG 1,970 1,471
Heidelberg Materials AG 7,862 1,541
Holcim AG
(f)
30,618 3,393
James Hardie Industries PLC
(f)
25,337 583
Kingspan Group PLC 9,114 783
Nibe Industrier AB 89,336 366
ROCKWOOL A/S 5,648 268
Sika AG 8,956 2,404
Svenska Cellulosa AB SCA 35,765 484
$ 16,362
Chemicals - 2 .34%
Air Liquide SA 33,978 7,041
Akzo Nobel NV 10,068 687
Arkema SA 3,385 242
Asahi Kasei Corp 72,200 507
BASF SE 52,430 2,528
Brenntag SE 7,235 490
Covestro AG
(f)
10,554 725
Croda International PLC 7,820 324
DSM-Firmenich AG 10,963 1,220
EMS-Chemie Holding AG 414 315
Evonik Industries AG 15,109 328
Givaudan SA 542 2,726
ICL Group Ltd 45,640 301
Mitsubishi Chemical Group Corp 79,800 425
Nippon Paint Holdings Co Ltd 55,800 420
Nippon Sanso Holdings Corp 10,000 357
Nitto Denko Corp 41,600 757
Novonesis Novozymes B 20,772 1,464
Shin-Etsu Chemical Co Ltd 105,800 3,378
Syensqo SA 4,273 328
Symrise AG 7,828 936
Toray Industries Inc 81,700 564
Yara International ASA 9,760 350
$ 26,413
Commercial Services - 2 .63%
Adyen NV
(e),(f)
1,480 2,836
Ashtead Group PLC 25,376 1,486
Brambles Ltd 80,640 1,206
Bureau Veritas SA 18,728 640
Dai Nippon Printing Co Ltd 23,100 341
Edenred SE 14,264 446
Experian PLC 53,984 2,689
Intertek Group PLC 9,406 607
Nexi SpA
(e)
29,006 175
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Randstad NV 6,396 $ 268
Recruit Holdings Co Ltd 82,600 4,920
RELX PLC 108,519 5,840
Rentokil Initial PLC 148,819 706
Secom Co Ltd 24,700 899
Securitas AB 28,991 429
SGS SA
(d)
9,463 988
TOPPAN Holdings Inc 14,100 374
Transurban Group 182,979 1,672
Wise PLC
(f)
39,274 583
Wolters Kluwer NV 14,012 2,485
$ 29,590
Computers - 1 .09%
Capgemini SE 9,563 1,588
Check Point Software Technologies Ltd
(f)
5,093 1,166
CyberArk Software Ltd
(f)
2,761 1,057
Fujitsu Ltd 103,700 2,375
Logitech International SA 8,966 747
NEC Corp 72,200 1,885
Nomura Research Institute Ltd 22,243 858
NTT Data Group Corp 37,100 1,022
Obic Co Ltd 19,000 693
Otsuka Corp 13,300 273
SCSK Corp 9,200 279
Teleperformance SE 3,177 321
$ 12,264
Consumer Products - 0 .28%
Henkel AG & Co KGaA 6,126 450
Reckitt Benckiser Group PLC 40,055 2,723
$ 3,173
Cosmetics & Personal Care - 1 .98%
Beiersdorf AG 5,849 802
Essity AB 35,385 1,035
Haleon PLC 530,463 2,961
Kao Corp 27,400 1,251
L'Oreal SA 14,125 5,979
Shiseido Co Ltd 23,500 378
Unicharm Corp 65,700 523
Unilever PLC 146,951 9,352
$ 22,281
Distribution & Wholesale - 1 .56%
AddTech AB 15,321 527
Bunzl PLC 19,244 617
D'ieteren Group 1,261 259
IMCD NV 3,484 474
ITOCHU Corp 69,800 3,705
Marubeni Corp 83,100 1,684
Mitsubishi Corp 200,900 4,064
Mitsui & Co Ltd 145,100 3,030
Rexel SA 13,184 370
SGH Ltd 11,996 392
Sumitomo Corp 64,100 1,632
Toyota Tsusho Corp 37,500 792
$ 17,546
Diversified Financial Services - 1 .83%
AerCap Holdings NV 10,814 1,251
Amundi SA
(e)
3,621 296
ASX Ltd 11,429 525
Daiwa Securities Group Inc 78,600 532
Deutsche Boerse AG 11,062 3,564
Euronext NV
(e)
4,608 751
Futu Holdings Ltd ADR 3,620 369
Hong Kong Exchanges & Clearing Ltd 70,700 3,537
Japan Exchange Group Inc 58,500 641
Julius Baer Group Ltd 12,145 801
London Stock Exchange Group PLC 27,987 4,258
Mitsubishi HC Capital Inc 51,800 380
Nomura Holdings Inc 177,200 1,083
ORIX Corp 68,400 1,450

Schedule of Investments
International Equity Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
SBI Holdings Inc 15,990 $ 484
Schroders PLC 42,579 204
Singapore Exchange Ltd 50,500 548
$ 20,674
Electric - 2 .73%
BKW AG 1,240 262
Chubu Electric Power Co Inc 37,900 464
CLP Holdings Ltd 96,500 817
Contact Energy Ltd 47,161 258
E.ON SE 131,887 2,311
EDP Renovaveis SA 18,438 186
EDP SA 184,983 738
Elia Group SA/NV 2,885 306
Endesa SA 18,723 572
Enel SpA 477,784 4,392
Engie SA 107,294 2,316
Fortum Oyj 26,446 457
Iberdrola SA 340,509 6,241
Kansai Electric Power Co Inc/The 55,500 630
Meridian Energy Ltd 76,817 252
National Grid PLC
(d)
287,675 4,074
Origin Energy Ltd 101,554 709
Orsted AS
(e),(f)
9,911 407
Power Assets Holdings Ltd 81,500 515
Redeia Corp SA 23,922 495
RWE AG 37,270 1,403
Sembcorp Industries Ltd 52,500 269
SSE PLC 65,051 1,549
Terna - Rete Elettrica Nazionale 82,940 846
Verbund AG 4,014 314
$ 30,783
Electrical Components & Equipment - 0 .95%
Fujikura Ltd 14,700 683
Legrand SA 15,406 1,871
Schneider Electric SE 32,124 8,105
$ 10,659
Electronics - 1 .44%
ABB Ltd 92,905 5,263
Assa Abloy AB 58,879 1,869
Halma PLC 22,379 877
Hoya Corp 20,400 2,409
Kyocera Corp 75,600 919
MINEBEA MITSUMI Inc 21,200 296
Murata Manufacturing Co Ltd 98,300 1,426
NIDEC CORP 49,200 955
SCREEN Holdings Co Ltd 4,800 341
Shimadzu Corp 13,900 336
TDK Corp 114,500 1,254
Yokogawa Electric Corp 13,400 329
$ 16,274
Energy - Alternate Sources - 0 .08%
Vestas Wind Systems A/S 59,531 941
Engineering & Construction - 1 .22%
Acciona SA 1,450 234
ACS Actividades de Construccion y Servicios SA 10,373 681
Aena SME SA
(e)
4,422 1,190
Aeroports de Paris SA 2,035 273
Auckland International Airport Ltd 99,142 447
Bouygues SA 11,169 487
Cellnex Telecom SA - Rights
(e),(f)
29,051 1,114
CK Infrastructure Holdings Ltd 36,000 233
Eiffage SA 4,044 556
Ferrovial SE 30,000 1,528
Infrastrutture Wireless Italiane SpA
(e)
16,423 193
Kajima Corp 24,800 611
Keppel Ltd 85,700 450
Obayashi Corp 38,300 578
Skanska AB 20,060 477
Taisei Corp 9,200 513
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Vinci SA 29,082 $ 4,155
$ 13,720
Entertainment - 0 .66%
Aristocrat Leisure Ltd 33,283 1,337
CTS Eventim AG & Co KGaA 3,679 446
Entain PLC 35,802 363
Evolution AB
(e)
8,711 598
FDJ UNITED
(e)
6,530 240
Genting Singapore Ltd 353,700 189
Lottery Corp Ltd/The 131,208 431
Oriental Land Co Ltd/Japan 63,600 1,413
Toho Co Ltd/Tokyo 6,600 348
Universal Music Group NV 64,641 2,068
$ 7,433
Food - 3 .53%
Aeon Co Ltd 38,500 1,184
Ajinomoto Co Inc 53,700 1,342
Barry Callebaut AG 209 215
Carrefour SA 31,972 478
Chocoladefabriken Lindt & Spruengli AG - PC
(d)
56 902
Chocoladefabriken Lindt & Spruengli AG - REG 6 943
Coles Group Ltd 79,009 1,100
Danone SA 37,924 3,242
J Sainsbury PLC 103,413 398
Jeronimo Martins SGPS SA 16,693 421
Kerry Group PLC 9,696 1,060
Kesko Oyj 16,101 389
Kikkoman Corp 39,900 364
Kobe Bussan Co Ltd 8,700 275
Koninklijke Ahold Delhaize NV 53,629 2,263
Lotus Bakeries NV 24 249
Marks & Spencer Group PLC 120,934 610
MEIJI Holdings Co Ltd 14,100 315
Mowi ASA 27,435 512
Nestle SA 153,999 16,407
Nissin Foods Holdings Co Ltd 11,500 244
Orkla ASA 41,323 469
Salmar ASA 3,968 177
Seven & i Holdings Co Ltd 130,000 1,955
Tesco PLC 397,372 2,079
WH Group Ltd
(e)
491,000 452
Woolworths Group Ltd 72,012 1,479
Yakult Honsha Co Ltd 15,000 304
$ 39,828
Food Service - 0 .34%
Compass Group PLC 99,714 3,506
Sodexo SA 5,216 360
$ 3,866
Forest Products & Paper - 0 .13%
Holmen AB 4,458 184
Mondi PLC 26,021 423
UPM-Kymmene Oyj 31,463 871
$ 1,478
Gas - 0 .22%
Centrica PLC 295,259 631
Hong Kong & China Gas Co Ltd 657,387 577
Osaka Gas Co Ltd 21,400 545
Snam SpA 118,871 711
$ 2,464
Hand & Machine Tools - 0 .27%
Fuji Electric Co Ltd 7,900 349
Makita Corp 14,000 429
Schindler Holding AG - PC 2,384 849
Schindler Holding AG - REG 1,384 476
Techtronic Industries Co Ltd 86,000 958
$ 3,061

Schedule of Investments
International Equity Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 1 .80%
Alcon AG 29,354 $ 2,528
Cochlear Ltd 3,857 674
Coloplast A/S 7,435 723
Demant A/S
(f)
5,316 209
DiaSorin SpA 1,297 135
EssilorLuxottica SA 17,469 4,854
Fisher & Paykel Healthcare Corp Ltd 34,552 752
FUJIFILM Holdings Corp 65,900 1,487
Koninklijke Philips NV 48,884 1,127
Lifco AB 13,741 559
Olympus Corp 67,000 858
QIAGEN NV 12,715 574
Sartorius Stedim Biotech 1,721 379
Siemens Healthineers AG
(e)
19,879 1,052
Smith & Nephew PLC 48,967 711
Sonova Holding AG 2,970 933
Straumann Holding AG 6,538 841
Sysmex Corp 29,600 497
Terumo Corp 78,500 1,441
$ 20,334
Healthcare - Services - 0 .55%
BioMerieux 2,442 328
Eurofins Scientific SE 6,955 464
Fresenius Medical Care AG 12,927 734
Fresenius SE & Co KGaA 24,902 1,220
Lonza Group AG 4,243 2,944
Sonic Healthcare Ltd 26,903 463
$ 6,153
Holding Companies - Diversified - 0 .07%
Jardine Matheson Holdings Ltd 9,268 414
Swire Pacific Ltd 21,000 179
Wharf Holdings Ltd/The 63,000 167
$ 760
Home Builders - 0 .18%
Barratt Redrow PLC 80,404 500
Daiwa House Industry Co Ltd 32,900 1,109
Sekisui Chemical Co Ltd 22,300 387
$ 1,996
Home Furnishings - 1 .04%
Hoshizaki Corp 6,400 238
Panasonic Holdings Corp 137,500 1,576
Rational AG 302 248
Sony Group Corp 361,300 9,671
$ 11,733
Insurance - 5 .83%
Admiral Group PLC 15,347 693
Aegon Ltd 77,944 558
Ageas SA/NV 8,765 572
AIA Group Ltd 628,200 5,229
Allianz SE 22,685 8,997
ASR Nederland NV 8,690 557
Aviva PLC 157,845 1,301
AXA SA 104,085 4,906
Baloise Holding AG 2,431 577
Dai-ichi Life Holdings Inc 206,500 1,612
Generali 50,706 1,846
Gjensidige Forsikring ASA 11,749 297
Hannover Rueck SE 3,554 1,124
Helvetia Holding AG 2,189 519
Insurance Australia Group Ltd 139,432 777
Japan Post Holdings Co Ltd 104,800 1,027
Japan Post Insurance Co Ltd 11,400 251
Legal & General Group PLC 347,399 1,166
M&G PLC 134,184 429
Medibank Pvt Ltd 162,346 499
MS&AD Insurance Group Holdings Inc 75,800 1,805
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
7,858 5,091
NN Group NV 15,858 998
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Phoenix Group Holdings PLC 41,251 $ 353
Prudential PLC 153,278 1,743
QBE Insurance Group Ltd 88,742 1,326
Sampo Oyj 142,728 1,523
Sompo Holdings Inc 52,450 1,587
Suncorp Group Ltd 63,834 850
Swiss Life Holding AG 1,693 1,691
Swiss Re AG 17,718 3,131
T&D Holdings Inc 28,800 659
Talanx AG 3,806 494
Tokio Marine Holdings Inc 107,900 4,563
Tryg A/S 19,984 514
Unipol Assicurazioni SpA 21,147 414
Zurich Insurance Group AG 8,597 6,030
$ 65,709
Internet - 1 .71%
Auto Trader Group PLC
(e)
51,649 553
CAR Group Ltd 22,265 510
Delivery Hero SE
(e),(f)
11,222 310
Grab Holdings Ltd
(f)
139,386 679
LY Corp 168,500 608
M3 Inc 26,000 365
MonotaRO Co Ltd 14,500 299
Prosus NV
(f)
76,862 3,948
Rakuten Group Inc
(f)
88,800 489
Scout24 SE
(e)
4,422 602
Sea Ltd ADR
(f)
22,472 3,604
Spotify Technology SA
(f)
9,027 6,004
Trend Micro Inc/Japan 7,500 562
Wix.com Ltd
(f)
3,117 464
ZOZO Inc 23,600 256
$ 19,253
Investment Companies - 0 .54%
Eurazeo SE 2,361 165
EXOR NV 5,209 502
Groupe Bruxelles Lambert NV 4,897 401
Industrivarden AB - A Shares 7,026 255
Industrivarden AB - C Shares 9,126 330
Infratil Ltd 54,214 341
Investment AB Latour 8,698 229
Investor AB - B Shares 101,676 2,994
L E Lundbergforetagen AB 4,465 228
Sofina SA 905 262
Washington H Soul Pattinson & Co Ltd 14,090 335
$ 6,042
Iron & Steel - 0 .33%
ArcelorMittal SA 27,650 838
BlueScope Steel Ltd 25,856 380
Fortescue Ltd 99,826 993
JFE Holdings Inc 33,900 402
Nippon Steel Corp 56,877 1,144
$ 3,757
Leisure Products & Services - 0 .29%
Amadeus IT Group SA 26,464 2,201
Shimano Inc 4,500 638
Yamaha Motor Co Ltd 54,400 417
$ 3,256
Lodging - 0 .25%
Accor SA 11,491 611
Galaxy Entertainment Group Ltd 128,000 541
InterContinental Hotels Group PLC 8,710 998
Sands China Ltd
(f)
141,600 277
Whitbread PLC 10,400 406
$ 2,833
Machinery - Construction & Mining - 2 .02%
Epiroc AB - A Shares 38,848 868
Epiroc AB - B Shares 22,988 449
Hitachi Ltd 269,000 7,495

Schedule of Investments
International Equity Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining (continued)
Komatsu Ltd 53,100 $ 1,614
Metso Oyj 36,650 444
Mitsubishi Electric Corp 112,000 2,235
Mitsubishi Heavy Industries Ltd 188,300 4,336
Sandvik AB 62,853 1,372
Siemens Energy AG
(f)
39,911 3,900
$ 22,713
Machinery - Diversified - 1 .52%
Atlas Copco AB - A Shares 157,790 2,534
Atlas Copco AB - B Shares 92,012 1,310
Beijer Ref AB 22,690 335
Daifuku Co Ltd 18,900 500
FANUC Corp 55,500 1,481
GEA Group AG 8,605 576
Hexagon AB 122,389 1,234
Keyence Corp 11,460 4,797
Kone Oyj 20,038 1,250
Kubota Corp 57,600 661
Omron Corp 10,200 264
SMC Corp 3,400 1,275
Spirax Group PLC 4,340 335
Wartsila OYJ Abp 29,648 594
$ 17,146
Media - 0 .15%
Bollore SE 41,223 262
Informa PLC 77,487 822
Pearson PLC 35,010 550
$ 1,634
Metal Fabrication & Hardware - 0 .22%
Prysmian SpA 16,565 1,065
SKF AB 20,107 442
Tenaris SA
(d)
23,907 401
VAT Group AG
(e)
1,592 607
$ 2,515
Mining - 1 .91%
Anglo American PLC 74,907 2,222
Antofagasta PLC 23,246 555
BHP Group Ltd 298,183 7,325
Boliden AB
(f)
16,697 522
Evolution Mining Ltd 117,706 671
Glencore PLC
(f)
602,331 2,292
Norsk Hydro ASA 82,900 454
Northern Star Resources Ltd 80,018 1,088
Rio Tinto Ltd 21,883 1,591
Rio Tinto PLC 66,297 3,924
South32 Ltd 266,299 525
Sumitomo Metal Mining Co Ltd 14,400 328
$ 21,497
Miscellaneous Manufacturers - 1 .23%
Alfa Laval AB 17,055 726
Alstom SA
(f)
20,405 461
Indutrade AB 16,107 436
Knorr-Bremse AG 4,277 433
Siemens AG 44,645 10,738
Smiths Group PLC 19,717 573
Trelleborg AB 11,889 435
$ 13,802
Office & Business Equipment - 0 .18%
Canon Inc
(d)
55,000 1,680
Ricoh Co Ltd 31,800 297
$ 1,977
Oil & Gas - 2 .96%
Aker BP ASA 18,629 429
BP PLC 940,913 4,575
DCC PLC 5,834 365
ENEOS Holdings Inc 160,930 763
Eni SpA 129,397 1,908
Equinor ASA 49,390 1,156
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Galp Energia SGPS SA 24,596 $ 394
Idemitsu Kosan Co Ltd 47,805 291
Inpex Corp 51,900 694
Neste Oyj 24,852 267
OMV AG 8,681 464
Repsol SA 68,227 919
Santos Ltd 191,454 813
Shell PLC 351,640 11,602
TotalEnergies SE 120,017 7,065
Woodside Energy Group Ltd 111,574 1,602
$ 33,307
Packaging & Containers - 0 .06%
SIG Group AG
(f)
18,027 369
Stora Enso Oyj 34,325 347
$ 716
Pharmaceuticals - 7 .65%
Astellas Pharma Inc 106,600 1,053
AstraZeneca PLC 91,089 13,343
Bayer AG 57,731 1,625
Chugai Pharmaceutical Co Ltd 39,400 2,060
Daiichi Sankyo Co Ltd 100,900 2,685
Eisai Co Ltd 15,400 441
Galderma Group AG 6,289 826
Grifols SA
(f)
17,456 188
GSK PLC 241,805 4,912
Hikma Pharmaceuticals PLC 9,810 283
Ipsen SA 2,223 262
Kyowa Kirin Co Ltd 13,900 227
Merck KGaA 7,620 999
Novartis AG 111,683 12,891
Novo Nordisk A/S 189,855 13,489
Ono Pharmaceutical Co Ltd 22,000 240
Orion Oyj 6,389 434
Otsuka Holdings Co Ltd 26,000 1,322
Recordati Industria Chimica e Farmaceutica SpA 6,781 407
Roche Holding AG 1,886 644
Roche Holding AG 41,271 13,370
Sandoz Group AG 24,619 1,252
Sanofi SA 65,218 6,459
Shionogi & Co Ltd 44,500 743
Sigma Healthcare Ltd 271,430 546
Takeda Pharmaceutical Co Ltd 93,400 2,804
Teva Pharmaceutical Industries Ltd ADR
(f)
67,377 1,131
UCB SA 7,454 1,356
Zealand Pharma A/S
(f)
3,768 262
$ 86,254
Pipelines - 0 .04%
APA Group 76,335 408
Private Equity - 0 .54%
3i Group PLC 57,181 3,141
CapitaLand Investment Ltd/Singapore 138,000 269
CVC Capital Partners PLC
(e)
12,532 233
EQT AB 21,949 643
Partners Group Holding AG 1,333 1,789
$ 6,075
Real Estate - 0 .97%
Azrieli Group Ltd 2,553 195
CK Asset Holdings Ltd 113,632 470
Daito Trust Construction Co Ltd 3,400 383
Fastighets AB Balder
(f)
42,325 297
Henderson Land Development Co Ltd 84,982 265
Hongkong Land Holdings Ltd 64,929 336
Hulic Co Ltd 26,900 272
LEG Immobilien SE 4,391 373
Mitsubishi Estate Co Ltd 62,600 1,138
Mitsui Fudosan Co Ltd 155,800 1,492
REA Group Ltd 3,116 481
Sagax AB 12,954 284
Sekisui House Ltd 35,100 796

Schedule of Investments
International Equity Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Sino Land Co Ltd 211,073 $ 213
Sumitomo Realty & Development Co Ltd 18,200 697
Sun Hung Kai Properties Ltd 85,000 913
Swiss Prime Site AG 4,713 670
Vonovia SE 43,656 1,430
Wharf Real Estate Investment Co Ltd 98,000 244
$ 10,949
REITs - 0 .81%
CapitaLand Ascendas REIT 220,350 452
CapitaLand Integrated Commercial Trust 343,729 557
Covivio SA/France 3,269 196
Gecina SA 2,705 298
Goodman Group 119,317 2,531
Klepierre SA 12,682 496
Land Securities Group PLC 41,717 356
Link REIT 153,240 811
Nippon Building Fund Inc 452 413
Scentre Group 306,640 726
Segro PLC 75,762 712
Stockland 140,721 496
Unibail-Rodamco-Westfield
(f)
7,125 676
Vicinity Ltd 228,099 362
$ 9,082
Retail - 2 .29%
Associated British Foods PLC 19,139 538
Avolta AG 5,183 278
Cie Financiere Richemont SA 31,580 5,959
CK Hutchison Holdings Ltd 157,632 881
Fast Retailing Co Ltd 11,200 3,731
H & M Hennes & Mauritz AB 33,392 478
Industria de Diseno Textil SA 64,079 3,472
JD Sports Fashion PLC 151,237 172
Kingfisher PLC 104,749 392
MatsukiyoCocokara & Co 19,400 391
Moncler SpA 13,770 862
Next PLC 6,855 1,190
Nitori Holdings Co Ltd 4,700 468
Pan Pacific International Holdings Corp 22,300 730
Pandora A/S 4,833 883
Reece Ltd 13,084 132
Swatch Group AG/The - BR
(d)
1,707 288
Tokyo Gas Co Ltd 19,400 651
Wesfarmers Ltd 66,662 3,567
Zalando SE
(e),(f)
13,224 473
Zensho Holdings Co Ltd 5,900 322
$ 25,858
Semiconductors - 2 .91%
Advantest Corp 45,100 2,281
ASM International NV 2,761 1,503
ASML Holding NV 23,150 17,055
BE Semiconductor Industries NV 4,784 578
Disco Corp 5,400 1,210
Infineon Technologies AG 76,715 2,983
Lasertec Corp 4,700 469
Nova Ltd
(f)
1,775 373
Renesas Electronics Corp 99,100 1,203
STMicroelectronics NV 39,912 1,002
Tokyo Electron Ltd 26,300 4,139
$ 32,796
Shipbuilding - 0 .10%
Kongsberg Gruppen ASA 5,186 914
Yangzijiang Shipbuilding Holdings Ltd 152,100 249
$ 1,163
Software - 2 .48%
Capcom Co Ltd 20,300 602
Dassault Systemes SE 39,450 1,479
Konami Group Corp 5,900 801
Monday.com Ltd
(f)
2,386 710
Nemetschek SE 3,405 473
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Nexon Co Ltd 19,300 $ 347
Nice Ltd
(f)
3,706 628
Oracle Corp Japan 2,300 270
Pro Medicus Ltd 3,388 614
Sage Group PLC/The 57,691 949
SAP SE 61,382 18,569
Temenos AG 3,324 247
TIS Inc 12,500 410
WiseTech Global Ltd 11,792 815
Xero Ltd
(f)
8,571 1,018
$ 27,932
Telecommunications - 2 .95%
BT Group PLC 350,940 850
Deutsche Telekom AG 205,046 7,765
Elisa Oyj 8,384 442
Hikari Tsushin Inc 1,000 272
HKT Trust & HKT Ltd 221,980 320
KDDI Corp 180,300 3,121
Koninklijke KPN NV 229,249 1,078
Nippon Telegraph & Telephone Corp 1,755,300 1,954
Nokia OYJ 312,844 1,628
Orange SA 109,415 1,633
Singapore Telecommunications Ltd 437,900 1,293
SoftBank Corp 1,681,700 2,584
SoftBank Group Corp 56,200 2,936
Swisscom AG
(f)
1,527 1,050
Tele2 AB 32,223 482
Telecom Italia SpA/Milano
(f)
630,326 270
Telefonaktiebolaget LM Ericsson 163,751 1,394
Telefonica SA 216,507 1,159
Telenor ASA 36,299 557
Telia Co AB 139,077 538
Telstra Group Ltd 236,495 729
Vodafone Group PLC 1,171,709 1,215
$ 33,270
Toys, Games & Hobbies - 0 .61%
Bandai Namco Holdings Inc 35,000 1,112
Nintendo Co Ltd 64,800 5,287
Sanrio Co Ltd 10,500 463
$ 6,862
Transportation - 1 .27%
AP Moller - Maersk A/S - A 173 309
AP Moller - Maersk A/S - B 269 487
Central Japan Railway Co 45,500 994
Deutsche Post AG 56,394 2,531
DSV A/S 12,049 2,837
East Japan Railway Co 53,400 1,119
Getlink SE 17,832 341
Hankyu Hanshin Holdings Inc 13,400 360
InPost SA
(f)
13,217 217
Kawasaki Kisen Kaisha Ltd
(d)
20,600 310
Kuehne + Nagel International AG 2,848 641
Mitsui OSK Lines Ltd
(d)
20,200 716
MTR Corp Ltd 91,500 319
Nippon Yusen KK 25,800 941
Poste Italiane SpA
(e)
26,947 585
SG Holdings Co Ltd 18,600 181
SITC International Holdings Co Ltd 77,000 246
Tokyo Metro Co Ltd
(d)
17,100 216
Tokyu Corp 29,400 357
West Japan Railway Co 26,400 569
$ 14,276
Water - 0 .22%
Severn Trent PLC 15,927 582
United Utilities Group PLC 40,196 636
Veolia Environnement SA 36,982 1,273
$ 2,491
TOTAL COMMON STOCKS $ 1,079,708

Schedule of Investments
International Equity Index Fund
May 31, 2025 (unaudited)
See accompanying notes.

PREFERRED STOCKS - 0 .31 % Shares Held Value (000's)
Automobile Manufacturers - 0 .20%
Bayerische Motoren Werke AG 4.32% 3,300 $ 273
Dr Ing hc F Porsche AG 1.49%
(d),(e)
6,713 324
Porsche Automobil Holding SE 1.91% 9,026 361
Volkswagen AG 6.36% 12,157 1,316
$ 2,274
Consumer Products - 0 .07%
Henkel AG & Co KGaA 2.04% 9,978 800
Electronics - 0 .04%
Sartorius AG 0.74% 1,545 371
TOTAL PREFERRED STOCKS $ 3,445
Total Investments $ 1,129,266
Other Assets and Liabilities -  (0.21)% (2,350)
TOTAL NET ASSETS - 100.00% $ 1,126,916
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,426 or
0.75% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $8,567 or 0.76% of net assets.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $13,689 or 1.21% of net assets.
(f) Non-income producing security
Affiliated Securities August 31, 2024 Purchases Sales May 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 8,792 $ 226,701 $ 225,441 $ 10,052
$ 8,792 $ 226,701 $ 225,441 $ 10,052
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 63 $ — $ — $ —
$ 63 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2025 Long 21 $ 2,735 $ 172
Total $ 172
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
May 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .35 % Shares Held Value (000's)
Money Market Funds - 2 .35%
BlackRock Liquidity FedFund - Institutional Class
4.22%
(a),(b)
871,378 $ 871
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b),(c)
10,607,646 10,608
$ 11,479
TOTAL INVESTMENT COMPANIES $ 11,479
COMMON STOCKS - 98 .65 % Shares Held Value (000's)
Advertising - 0 .56%
Stroeer SE & Co KGaA 47,102 $ 2,729
Aerospace & Defense - 0 .80%
Saab AB 77,284 3,906
Airlines - 1 .02%
JET2 PLC 198,299 4,968
Apparel - 1 .60%
Asics Corp 169,100 4,076
Gildan Activewear Inc 80,800 3,762
$ 7,838
Automobile Parts & Equipment - 0 .83%
Nifco Inc/Japan 170,200 4,080
Banks - 5 .00%
Banca Mediolanum SpA 269,190 4,475
Banco Comercial Portugues SA 6,412,164 5,002
BAWAG Group AG
(d)
40,758 5,078
Chiba Bank Ltd/The 349,200 3,174
Concordia Financial Group Ltd 452,100 2,898
Mebuki Financial Group Inc 782,000 3,853
$ 24,480
Beverages - 0 .82%
Royal Unibrew A/S 48,326 4,015
Biotechnology - 0 .60%
Bavarian Nordic A/S
(e)
111,694 2,945
Building Materials - 3 .02%
Breedon Group PLC 676,460 4,153
Buzzi SpA 66,181 3,405
Sumitomo Osaka Cement Co Ltd 138,400 3,678
Wienerberger AG 95,758 3,549
$ 14,785
Chemicals - 2 .95%
ADEKA Corp 178,500 3,292
Air Water Inc 217,100 3,030
Fuso Chemical Co Ltd 125,700 3,339
NOF Corp 269,900 4,774
$ 14,435
Commercial Services - 4 .96%
4imprint Group PLC 58,051 2,790
Boyd Group Services Inc 25,100 3,749
Elis SA 211,978 5,770
GMO Payment Gateway Inc 59,900 3,661
Securitas AB 249,069 3,683
TechnoPro Holdings Inc 169,900 4,611
$ 24,264
Computers - 2 .47%
Computacenter PLC 121,170 4,251
CyberArk Software Ltd
(e)
9,283 3,554
Sopra Steria Group 19,930 4,297
$ 12,102
Distribution & Wholesale - 2 .45%
Rexel SA 136,767 3,841
SGH Ltd 111,525 3,647
Sojitz Corp 181,800 4,484
$ 11,972
Diversified Financial Services - 2 .55%
Credit Saison Co Ltd 146,800 3,995
IG Group Holdings PLC 315,406 4,771
Man Group PLC/Jersey 1,561,046 3,689
$ 12,455
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 3 .26%
Capital Power Corp 97,500 $ 3,910
Hera SpA 940,253 4,673
Sembcorp Industries Ltd 687,100 3,518
Tohoku Electric Power Co Inc 550,100 3,823
$ 15,924
Electrical Components & Equipment - 0 .80%
SWCC Corp 81,300 3,924
Electronics - 2 .47%
Celestica Inc
(e)
38,500 4,458
NKT A/S
(e)
48,921 4,193
SCREEN Holdings Co Ltd 48,200 3,429
$ 12,080
Engineering & Construction - 5 .91%
Balfour Beatty PLC 669,152 4,507
Fraport AG Frankfurt Airport Services
Worldwide
(e),(f)
55,578 3,859
Kajima Corp 153,600 3,784
Kandenko Co Ltd 199,100 4,099
Kinden Corp 159,000 4,300
Stantec Inc 41,290 4,247
Technip Energies NV 109,258 4,136
$ 28,932
Entertainment - 0 .80%
Sportradar Group AG
(e)
164,385 3,930
Food - 4 .16%
Aryzta AG
(e)
42,079 4,348
Cranswick PLC 60,662 4,350
Kotobuki Spirits Co Ltd 241,500 3,896
Toyo Suisan Kaisha Ltd 63,700 4,226
Yamazaki Baking Co Ltd 156,800 3,527
$ 20,347
Healthcare - Products - 1 .52%
ConvaTec Group PLC
(d)
1,237,747 4,841
Menicon Co Ltd 343,500 2,584
$ 7,425
Home Builders - 0 .84%
Bellway PLC 112,835 4,123
Home Furnishings - 0 .90%
JVCKenwood Corp 538,400 4,402
Insurance - 2 .69%
ASR Nederland NV 72,535 4,651
AUB Group Ltd 157,337 3,503
Beazley PLC 394,314 5,025
$ 13,179
Internet - 1 .69%
Scout24 SE
(d)
30,234 4,119
U-Next Holdings Co Ltd 276,600 4,159
$ 8,278
Iron & Steel - 1 .69%
Japan Steel Works Ltd/The 94,300 4,448
thyssenkrupp AG 389,690 3,795
$ 8,243
Leisure Products & Services - 0 .69%
Flight Centre Travel Group Ltd
(f)
395,935 3,392
Lodging - 1 .55%
MGM China Holdings Ltd 3,024,400 4,284
Whitbread PLC 84,608 3,305
$ 7,589
Machinery - Construction & Mining - 0 .97%
Weir Group PLC/The 145,328 4,757
Machinery - Diversified - 3 .59%
ATS Corp
(e)
139,500 4,038
IMI PLC 183,456 4,921
KION Group AG 99,320 4,624
Organo Corp 74,800 3,999
$ 17,582

Schedule of Investments
International Small Company Fund
May 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .77%
Quebecor Inc 134,300 $ 3,778
Metal Fabrication & Hardware - 0 .66%
Vallourec SACA 190,583 3,227
Mining - 5 .24%
Alamos Gold Inc 199,500 5,167
Bellevue Gold Ltd
(e),(f)
4,307,376 2,770
Capstone Copper Corp
(e)
493,600 2,676
NGEx Minerals Ltd
(e)
363,927 4,174
Northern Star Resources Ltd 305,042 4,148
OR Royalties Inc 197,200 5,039
Paladin Energy Ltd
(e),(f)
414,109 1,665
$ 25,639
Miscellaneous Manufacturers - 1 .48%
Amano Corp 124,900 3,682
Trelleborg AB 97,595 3,571
$ 7,253
Office & Business Equipment - 0 .75%
Canon Marketing Japan Inc 99,400 3,688
Oil & Gas - 1 .52%
ARC Resources Ltd 161,000 3,365
Whitecap Resources Inc 651,080 4,061
$ 7,426
Oil & Gas Services - 0 .77%
SBM Offshore NV 163,233 3,745
Packaging & Containers - 0 .66%
Gerresheimer AG 44,813 3,224
Pharmaceuticals - 1 .68%
Hikma Pharmaceuticals PLC 123,003 3,550
Laboratorios Farmaceuticos Rovi SA 42,962 2,656
Zealand Pharma A/S
(e)
28,610 1,989
$ 8,195
Private Equity - 0 .99%
Intermediate Capital Group PLC 179,679 4,864
Real Estate - 2 .59%
PSP Swiss Property AG 29,008 5,106
TAG Immobilien AG 236,242 3,993
Tokyo Tatemono Co Ltd
(f)
202,100 3,580
$ 12,679
REITs - 7 .84%
British Land Co PLC/The 940,940 4,957
Canadian Apartment Properties REIT 106,200 3,464
Gecina SA 37,709 4,151
Invincible Investment Corp 7,344 3,125
KDX Realty Investment Corp 3,776 3,978
Keppel DC REIT 2,224,700 3,774
Mirvac Group 3,189,454 4,752
Mitsui Fudosan Logistics Park Inc 5,037 3,554
Stockland 1,001,239 3,526
Tritax Big Box REIT PLC 1,560,001 3,091
$ 38,372
Retail - 4 .28%
B&M European Value Retail SA 832,971 3,843
Brunello Cucinelli SpA 33,518 4,131
Food & Life Cos Ltd 126,400 5,409
JINS Holdings Inc 61,100 3,601
Monogatari Corp/The 159,400 3,953
$ 20,937
Semiconductors - 0 .61%
Nova Ltd
(e)
13,988 2,988
Software - 3 .07%
Cellebrite DI Ltd
(e)
200,697 3,348
Descartes Systems Group Inc/The
(e)
34,000 3,942
JMDC Inc 172,000 3,884
TIS Inc 116,500 3,821
$ 14,995
Telecommunications - 0 .70%
Gamma Communications PLC 214,149 3,423
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .88%
Kamigumi Co Ltd 147,900 $ 4,095
Kyushu Railway Co 155,300 4,170
Sankyu Inc 19,800 952
$ 9,217
TOTAL COMMON STOCKS $ 482,731
Total Investments $ 494,210
Other Assets and Liabilities -  (1.00)% (4,893)
TOTAL NET ASSETS - 100.00% $ 489,317
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,521 or
1.74% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,038 or 2.87% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $8,626 or 1.76% of net assets.

Schedule of Investments
International Small Company Fund
May 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales May 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 22,143 $ 235,943 $ 247,478 $ 10,608
$ 22,143 $ 235,943 $ 247,478 $ 10,608
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 120 $ — $ — $ —
$ 120 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .11 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .11%
iShares Short-Term National Muni Bond ETF 1,000 $ 106
JPMorgan Ultra-Short Municipal Income ETF 6 —
SPDR Nuveen ICE High Yield Municipal Bond ETF 1,678 42
VanEck High Yield Muni ETF 341 17
VanEck Short High Yield Muni ETF 1,000 22
$ 187
TOTAL INVESTMENT COMPANIES $ 187
MUNICIPAL BONDS - 105 .29%
Principal
Amount (000's) Value (000's)
Alabama - 7 .05%
County of Jefferson AL Sewer Revenue
5.25%, 10/01/2049 $ 1,800 $ 1,818
Lower Alabama Gas District/The
5.00%, 09/01/2034 1,700 1,759
5.00%, 09/01/2046 3,355 3,416
Mobile County Industrial Development Authority
4.75%, 12/01/2054 3,000 2,705
Tuscaloosa County Industrial Development
Authority
5.25%, 05/01/2044
(a)
2,003 1,969
$ 11,667
Arizona - 1 .64%
Arizona Industrial Development Authority
0.00%, 01/01/2059
(b)
1,150 200
Navajo Nation
5.50%, 12/01/2030
(a)
2,500 2,514
$ 2,714
Arkansas - 2 .49%
Arkansas Development Finance Authority
4.75%, 09/01/2049
(a)
1,000 978
5.45%, 09/01/2052 1,000 993
6.88%, 07/01/2048
(a)
2,000 2,144
$ 4,115
California - 16 .72%
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty )
5.00%, 10/01/2052
(c)
1,000 1,020
Bay Area Toll Authority
2.60%, 04/01/2056 5 3
California Educational Facilities Authority
5.00%, 05/01/2049 390 419
5.00%, 04/01/2051 2,110 2,268
California Infrastructure & Economic Development
Bank
9.50%, 01/01/2065
(a),(d)
4,500 4,359
California Pollution Control Financing Authority
5.00%, 07/01/2038
(a)
1,115 1,141
5.00%, 07/01/2039
(a)
1,250 1,260
California Public Finance Authority
6.50%, 06/01/2054
(a)
5,000 4,661
6.75%, 07/01/2065
(a)
3,500 3,634
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,021
City of Compton CA Sewer Revenue
6.00%, 09/01/2039 1,000 1,019
City of Los Angeles Department of Airports
5.00%, 05/15/2037
(e)
1,421 1,472
La Verne Public Financing Authority
7.25%, 09/01/2026 165 165
Los Angeles Department of Water & Power
3.10%, 07/01/2034
(d)
3,320 3,320
3.10%, 07/01/2035
(d)
400 400
San Francisco City & County Airport Comm-San
Francisco International Airport
5.25%, 05/01/2055
(e)
1,500 1,517
$ 27,679
Colorado - 1 .25%
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,232 1,148
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Colorado (continued)
Regional Transportation District
4.00%, 07/15/2040 $ 1,000 $ 925
$ 2,073
Connecticut - 1 .03%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
1,700 1,713
Florida - 10 .54%
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(e)
3,000 2,931
Florida Development Finance Corp
4.38%, 10/01/2054
(a),(d)
2,000 1,991
5.25%, 08/01/2029
(a)
1,000 1,026
5.25%, 08/01/2055 1,000 1,002
5.50%, 07/01/2053 3,000 2,816
6.13%, 07/01/2032
(a),(d)
2,000 2,026
Greater Orlando Aviation Authority
5.25%, 10/01/2049
(e)
2,000 2,030
Ocean Highway & Port Authority
5.50%, 12/01/2049
(a)
1,500 1,151
Palm Beach County Health Facilities Authority
7.63%, 05/15/2058 1,000 1,105
Village Community Development District No 15
4.80%, 05/01/2055
(a)
1,500 1,375
$ 17,453
Georgia - 5 .45%
Atlanta Development Authority/The
0.00%, 12/15/2048
(a),(b)
4,000 3,474
5.50%, 04/01/2039
(a)
4,000 4,020
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(a)
1,528 1,528
$ 9,022
Illinois - 5 .50%
City of Chicago IL
7.46%, 02/15/2026 990 693
Illinois State Toll Highway Authority
4.00%, 01/01/2046
(e)
400 360
5.00%, 01/01/2040
(e)
5,000 5,010
5.25%, 01/01/2043
(e)
1,500 1,580
State of Illinois
5.50%, 05/01/2047 1,435 1,470
$ 9,113
Indiana - 0 .46%
City of Whiting IN
3.00%, 11/01/2051 1,145 767
Kansas - 0 .57%
City of Wichita KS
6.00%, 05/15/2054 1,000 940
Kentucky - 0 .55%
City of Henderson KY
4.45%, 01/01/2042
(a)
1,000 915
Louisiana - 3 .77%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 1,000 947
4.40%, 11/01/2044
(a)
805 743
5.50%, 11/01/2039
(a)
500 511
5.65%, 11/01/2037
(a)
800 829
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(b)
278 —
Parish of St James LA
6.35%, 10/01/2040
(a)
3,000 3,215
$ 6,245
Maine - 0 .06%
Finance Authority of Maine
0.00%, 12/01/2051
(a),(b)
1,000 100

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2025 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Maryland - 0 .58%
City of Westminster MD
6.25%, 07/01/2044 $ 600 $ 588
Maryland Stadium Authority (credit support from
State Intercept Program )
0.00%, 05/01/2051
(b),(c)
1,500 380
$ 968
Michigan - 0 .59%
City of Detroit MI
5.00%, 04/01/2050 1,000 976
Montana - 0 .84%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,393
Nevada - 1 .21%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(e)
2,000 2,005
State of Nevada Department of Business & Industry
0.00%, 12/15/2037
(a),(b)
706 —
$ 2,005
New Hampshire - 1 .16%
New Hampshire Business Finance Authority
4.38%, 09/20/2036 962 933
New Hampshire Health and Education Facilities
Authority Act (credit support from Build America
Mutual Assurance Corp - Transfer Custodial
Receipt )
5.00%, 08/01/2059
(c)
1,000 991
$ 1,924
New Jersey - 2 .13%
New Jersey Economic Development Authority
6.63%, 01/01/2045
(a)
1,500 1,520
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2050 1,000 1,021
South Jersey Port Corp
5.00%, 01/01/2042 1,000 992
$ 3,533
New York - 14 .67%
New York City Transitional Finance Authority
5.50%, 05/01/2042 1,000 1,082
New York Liberty Development Corp
5.25%, 10/01/2035 1,300 1,450
New York State Dormitory Authority
5.00%, 10/01/2048
(e)
500 530
5.00%, 10/01/2050
(e)
1,000 1,055
5.25%, 10/01/2049 2,000 2,001
5.50%, 05/01/2049 3,200 3,256
New York State Environmental Facilities Corp
5.12%, 09/01/2050
(a),(d)
1,000 1,021
New York Transportation Development Corp
4.00%, 10/31/2041 1,000 871
5.00%, 01/01/2034 1,000 1,006
5.38%, 08/01/2036 1,050 1,068
5.63%, 04/01/2040 1,000 1,025
6.00%, 06/30/2054 1,100 1,153
New York Transportation Development Corp (credit
support from Assured Guaranty )
5.50%, 06/30/2044
(c)
1,210 1,252
Oneida Indian Nation of New York
6.00%, 09/01/2043
(a)
3,000 3,158
Suffolk Regional Off-Track Betting Corp
6.00%, 12/01/2053 3,000 3,066
Western Regional Off-Track Betting Corp
4.13%, 12/01/2041
(a)
1,500 1,291
$ 24,285
Ohio - 3 .50%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 2,650 2,293
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Ohio (continued)
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055
(a)
$ 900 $ 677
4.50%, 12/01/2055
(a)
1,210 961
County of Hamilton OH
5.50%, 08/01/2051 1,000 984
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(a)
1,000 879
$ 5,794
Oklahoma - 0 .58%
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 968
Pennsylvania - 3 .41%
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 925
Pennsylvania Economic Development Financing
Authority
5.45%, 01/01/2051
(a),(d)
2,000 1,987
5.50%, 11/01/2044 1,000 1,001
Philadelphia Authority for Industrial Development
4.00%, 07/01/2049 2,000 1,739
$ 5,652
Puerto Rico - 2 .71%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(b)
133 90
0.00%, 11/01/2043
(b),(d)
426 257
4.00%, 07/01/2037 80 74
4.00%, 07/01/2041 108 93
4.00%, 07/01/2046 113 93
5.38%, 07/01/2025 58 57
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing
Authority
6.75%, 01/01/2045 1,480 1,646
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
5.00%, 07/01/2058 2,325 2,181
$ 4,491
South Carolina - 0 .58%
South Carolina Jobs-Economic Development
Authority
0.00%, 06/01/2040
(a),(b)
1,000 150
0.00%, 06/01/2051
(a),(b)
2,000 300
5.25%, 11/15/2052 560 513
$ 963
South Dakota - 0 .30%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
500 497
Tennessee - 1 .58%
Chattanooga Health Educational & Housing Facility
Board
5.00%, 10/01/2028 1,050 1,054
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(a)
1,000 808
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(a)
750 754
$ 2,616
Texas - 7 .22%
City of Houston TX Airport System Revenue
4.00%, 07/01/2041 1,000 866
4.00%, 07/15/2041 500 433
5.50%, 07/15/2038 1,500 1,542
New Hope Cultural Education Facilities Finance
Corp
6.50%, 07/01/2056
(a)
4,200 3,764

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2025 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Port of Beaumont Navigation District
4.00%, 01/01/2050
(a)
$ 3,000 $ 2,325
5.13%, 01/01/2044
(a)
1,000 946
5.25%, 01/01/2054
(a)
505 470
Port of Port Arthur Navigation District
3.25%, 04/01/2040
(d)
300 300
Tarrant County Cultural Education Facilities
Finance Corp
4.13%, 12/01/2054 1,000 841
Texas Municipal Gas Acquisition and Supply Corp I
6.25%, 12/15/2026 450 461
$ 11,948
Utah - 1 .75%
Mida Mountain Village Public Infrastructure District
5.13%, 06/15/2054
(a)
1,500 1,392
6.00%, 06/15/2054
(a)
1,500 1,506
$ 2,898
Virginia - 1 .10%
Virginia Beach Development Authority
7.00%, 09/01/2059 1,000 1,087
Virginia Small Business Financing Authority
4.00%, 01/01/2039 800 737
$ 1,824
West Virginia - 1 .20%
West Virginia Economic Development Authority
5.45%, 01/01/2055
(a),(d)
2,000 1,987
Wisconsin - 3 .10%
Public Finance Authority
5.00%, 09/01/2039
(a)
1,000 973
5.00%, 06/01/2041
(a)
1,000 983
5.25%, 06/15/2055 1,000 993
5.50%, 06/15/2055 750 747
5.75%, 06/15/2055 750 728
Wisconsin Health & Educational Facilities Authority
6.50%, 07/01/2033 300 279
7.00%, 07/01/2043 500 422
$ 5,125
TOTAL MUNICIPAL BONDS $ 174,363
Total Investments $ 174,550
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (7.32)%
Notes with interest rates of 2.00% -2.09% at May
31, 2025 and contractual maturity of collateral from
2025-2045.
(f)
$ (12,128) (12,128)
Total Net Investments $ 162,422
Other Assets and Liabilities -  1.92% 3,176
TOTAL NET ASSETS - 100.00% $ 165,598
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $75,626 or 45.67% of net assets.
(b) Non-income producing security
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
May 31, 2025.

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .22 % Shares Held Value (000's)
Money Market Funds - 1 .22%
Principal Government Money Market Fund - Class
R-6 4.19%
(a),(b)
19,382,269 $ 19,382
TOTAL INVESTMENT COMPANIES $ 19,382
COMMON STOCKS - 99 .06 % Shares Held Value (000's)
Advertising - 0 .63%
Interpublic Group of Cos Inc/The 414,012 $ 9,920
Automobile Parts & Equipment - 1 .22%
Linamar Corp 422,463 19,314
Banks - 9 .34%
Cullen/Frost Bankers Inc 299,254 37,999
East West Bancorp Inc 487,705 44,479
ServisFirst Bancshares Inc 388,240 28,897
Wintrust Financial Corp 308,208 36,803
$ 148,178
Building Materials - 0 .81%
Owens Corning 95,502 12,793
Chemicals - 1 .44%
RPM International Inc 201,245 22,910
Commercial Services - 0 .84%
Service Corp International/US 171,377 13,367
Computers - 4 .07%
Amdocs Ltd 358,493 32,895
Leidos Holdings Inc 213,228 31,669
$ 64,564
Consumer Products - 1 .47%
Avery Dennison Corp 130,987 23,280
Distribution & Wholesale - 1 .40%
LKQ Corp 548,823 22,211
Diversified Financial Services - 7 .40%
Air Lease Corp 170,332 9,813
Federal Agricultural Mortgage Corp 155,835 29,051
Hamilton Lane Inc 165,719 24,692
Jefferies Financial Group Inc 566,651 27,539
Raymond James Financial Inc 178,815 26,282
$ 117,377
Electric - 3 .69%
Alliant Energy Corp 327,545 20,383
IDACORP Inc 185,951 22,119
NRG Energy Inc 102,431 15,969
$ 58,471
Electrical Components & Equipment - 1 .16%
Littelfuse Inc 89,681 18,390
Electronics - 3 .80%
Hubbell Inc 58,419 22,759
nVent Electric PLC 428,956 28,225
TD SYNNEX Corp 76,250 9,252
$ 60,236
Engineering & Construction - 1 .05%
Comfort Systems USA Inc 34,764 16,625
Food - 3 .05%
Ingredion Inc 273,113 37,996
Lancaster Colony Corp 61,973 10,374
$ 48,370
Gas - 1 .62%
NiSource Inc 647,884 25,617
Hand & Machine Tools - 4 .39%
Lincoln Electric Holdings Inc 101,537 19,657
MSA Safety Inc 144,414 23,535
Snap-on Inc 82,288 26,394
$ 69,586
Healthcare - Products - 2 .79%
CONMED Corp 123,467 7,007
STERIS PLC 151,660 37,188
$ 44,195
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 4 .40%
Concentra Group Holdings Parent Inc 962,597 $ 20,821
Quest Diagnostics Inc 184,800 32,033
Select Medical Holdings Corp 1,103,011 16,865
$ 69,719
Home Builders - 1 .11%
LCI Industries 201,295 17,541
Insurance - 5 .99%
Assured Guaranty Ltd 290,385 24,552
Equitable Holdings Inc 757,850 40,068
F&G Annuities & Life Inc 57,677 1,843
Fidelity National Financial Inc 521,213 28,547
$ 95,010
Iron & Steel - 1 .24%
Reliance Inc 66,897 19,589
Leisure Products & Services - 2 .96%
Acushnet Holdings Corp 377,947 25,791
Brunswick Corp/DE 418,458 21,182
$ 46,973
Lodging - 1 .07%
Hyatt Hotels Corp 128,154 16,920
Machinery - Diversified - 4 .54%
AGCO Corp 307,552 30,134
Crane Co 139,104 23,842
Nordson Corp 85,017 18,023
$ 71,999
Media - 0 .85%
Nexstar Media Group Inc 79,575 13,561
Metal Fabrication & Hardware - 1 .41%
Timken Co/The 326,905 22,390
Miscellaneous Manufacturers - 0 .30%
Donaldson Co Inc 69,599 4,841
Oil & Gas - 3 .25%
HF Sinclair Corp 429,801 15,529
Magnolia Oil & Gas Corp 657,644 14,139
Permian Resources Corp 1,731,355 21,832
$ 51,500
Packaging & Containers - 2 .09%
Packaging Corp of America 171,274 33,085
Pipelines - 2 .06%
Targa Resources Corp 207,316 32,741
REITs - 10 .81%
Agree Realty Corp 395,619 29,790
BXP Inc 243,944 16,425
Camden Property Trust 144,355 16,960
Cousins Properties Inc 701,608 19,694
EastGroup Properties Inc 118,469 20,086
Essential Properties Realty Trust Inc 753,707 24,496
Four Corners Property Trust Inc 630,816 17,417
Regency Centers Corp 198,486 14,321
Terreno Realty Corp 217,921 12,295
$ 171,484
Retail - 3 .24%
Dick's Sporting Goods Inc 27,327 4,901
Domino's Pizza Inc 23,352 11,065
Williams-Sonoma Inc 218,696 35,376
$ 51,342
Semiconductors - 2 .83%
Amkor Technology Inc 965,471 17,398
MKS Inc 333,751 27,431
$ 44,829
Shipbuilding - 0 .74%
Huntington Ingalls Industries Inc 52,918 11,804
TOTAL COMMON STOCKS $ 1,570,732
Total Investments $ 1,590,114
Other Assets and Liabilities -  (0.28)% (4,467)
TOTAL NET ASSETS - 100.00% $ 1,585,647

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2025 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities August 31, 2024 Purchases Sales May 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 30,655 $ 440,025 $ 451,298 $ 19,382
$ 30,655 $ 440,025 $ 451,298 $ 19,382
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 942 $ — $ — $ —
$ 942 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .37 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .68%
Invesco Preferred ETF
(a)
3,413,593 $ 37,447
iShares Preferred and Income Securities ETF
(a)
2,493 75
$ 37,522
Money Market Funds - 2 .69%
BlackRock Liquidity FedFund - Institutional Class
4.22%
(b),(c)
9,261,183 9,261
Principal Government Money Market Fund - Class
R-6 4.19%
(b),(c),(d)
138,554,449 138,554
$ 147,815
TOTAL INVESTMENT COMPANIES $ 185,337
CONVERTIBLE PREFERRED STOCKS
- 0 .05 % Shares Held Value (000's)
Banks - 0 .05%
Wells Fargo & Co 7.50%
(a),(e)
2,374 $ 2,697
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,697
PREFERRED STOCKS - 8 .66 % Shares Held Value (000's)
Banks - 3 .93%
Bank of America Corp 4.25%, 11/17/2026
(e)
7,500 $ 125
Bank of America Corp 4.38%, 11/03/2025
(e)
293,847 5,054
Bank of America Corp 5.24%, 07/03/2025
(e)
200,640 4,051
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
Bank of New York Mellon Corp/The 6.15%,
03/20/2030
(e)
868,500 22,008
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Citizens Financial Group Inc 5.00%, 07/06/2025
(e)
15,373 292
Citizens Financial Group Inc 7.38%, 07/06/2029
(e)
669,818 17,335
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(e)
298,372 5,045
First Horizon Corp 4.70%, 07/10/2026
(e)
1,388 23
First Horizon Corp 6.50%, 10/10/2025
(e)
4,079 93
First Horizon Corp 6.63%, 08/01/2025
(e)
14,146 360
3 Month USD LIBOR + 4.26%
Goldman Sachs Group Inc/The 5.23%,
07/03/2025
(a),(e)
31,810 670
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
Huntington Bancshares Inc/OH 5.70%,
09/01/2025
(e)
19,328 415
Huntington Bancshares Inc/OH 6.88%,
04/15/2028
(a),(e)
65,819 1,630
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.70%
JPMorgan Chase & Co 4.75%, 09/01/2025
(e)
124,722 2,472
JPMorgan Chase & Co 5.75%, 09/01/2025
(a),(e)
10,841 259
KeyCorp 5.65%, 09/15/2025
(a),(e)
57,334 1,182
KeyCorp 6.13%, 12/15/2026
(a),(e)
725,354 17,633
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(e)
393,416 9,757
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
M&T Bank Corp 5.63%, 12/15/2026
(e)
29,503 732
CME Term Secured Overnight Financing
Rate 3 Month + 4.28%
M&T Bank Corp 7.50%, 06/15/2029
(e)
150,526 3,911
Morgan Stanley 5.85%, 04/15/2027
(a),(e)
649,481 14,938
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(e)
440,877 11,278
Morgan Stanley 6.63%, 10/15/2029
(e)
467,149 12,010
Northern Trust Corp 4.70%, 10/01/2025
(e)
206,006 4,007
Regions Financial Corp 4.45%, 06/15/2026
(e)
311,305 5,264
Regions Financial Corp 5.70%, 05/15/2029
(e)
338,586 7,679
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
Regions Financial Corp 6.95%, 09/15/2029
(e)
845,886 21,562
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
Truist Financial Corp 4.75%, 09/01/2025
(e)
462,909 8,568
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
UMB Financial Corp 0.00%, 07/15/2030
(e),(f),(g)
490,700 $ 12,400
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.74%
US Bancorp 4.00%, 04/15/2026
(a),(e)
54,816 888
US Bancorp 5.12%, 07/03/2025
(e)
116,001 2,383
CME Term Secured Overnight Financing
Rate 3 Month + 0.86%
US Bancorp 5.50%, 07/03/2025
(e)
117,583 2,667
Webster Financial Corp 5.25%, 07/03/2025
(e)
194,856 3,531
Webster Financial Corp 6.50%, 07/01/2025
(e)
37,427 852
Wells Fargo & Co 4.38%, 03/15/2026
(a),(e)
25,297 430
Wells Fargo & Co 4.70%, 12/15/2025
(e)
59,138 1,071
Wells Fargo & Co 4.75%, 09/15/2025
(e)
73,015 1,341
Wintrust Financial Corp 0.00%, 07/15/2030
(e),(f)
477,600 12,203
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.88%
$ 216,119
Diversified Financial Services - 0 .49%
Affiliated Managers Group Inc 4.20%, 09/30/2061 175,526 2,593
Affiliated Managers Group Inc 4.75%, 09/30/2060 10,536 172
Affiliated Managers Group Inc 5.88%, 03/30/2059 146,158 2,982
Capital One Financial Corp 4.25%, 09/01/2026
(e)
103,648 1,684
Capital One Financial Corp 4.80%, 09/01/2025
(e)
222,141 3,947
Capital One Financial Corp 5.00%, 09/01/2025
(e)
252,621 4,737
Stifel Financial Corp 4.50%, 08/15/2026
(a),(e)
558,669 9,229
Stifel Financial Corp 5.20%, 10/15/2047 4,481 91
Stifel Financial Corp 6.13%, 07/03/2025
(e)
5,715 128
Voya Financial Inc 5.35%, 09/15/2029
(e)
58,984 1,423
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 26,986
Electric - 0 .84%
CMS Energy Corp 5.88%, 03/01/2079 142,374 3,164
CMS Energy Corp 5.88%, 10/15/2078 4,626 103
DTE Energy Co 4.38%, 12/01/2081 242,879 4,170
DTE Energy Co 5.25%, 12/01/2077 381,382 8,142
Entergy Arkansas LLC 4.88%, 09/01/2066 50,980 1,040
Entergy Louisiana LLC 4.88%, 09/01/2066 125,440 2,535
Entergy Texas Inc 5.38%, 07/03/2025
(e)
42,934 969
Georgia Power Co 5.00%, 10/01/2077
(a)
172,885 3,817
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
98,197 2,190
NextEra Energy Capital Holdings Inc 6.50%,
06/01/2085
(a)
145,235 3,631
Southern Co/The 4.95%, 01/30/2080 248,873 4,940
Southern Co/The 5.25%, 12/01/2077 552,715 11,718
$ 46,419
Food - 0 .41%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(e),(h)
236,300 22,567
Gas - 0 .00%
Spire Inc 5.90%, 07/02/2025
(e)
5,031 118
Insurance - 1 .09%
Allstate Corp/The 4.75%, 07/15/2025
(a),(e)
135,447 2,569
Allstate Corp/The 5.10%, 07/15/2025
(e)
47,311 983
Allstate Corp/The 7.38%, 07/15/2028
(e)
230,877 6,130
Allstate Corp/The 7.75%, 01/15/2053 215,493 5,592
CME Term Secured Overnight Financing
Rate 3 Month + 3.43%
American Financial Group Inc/OH 4.50%,
09/15/2060
92,709 1,494
American Financial Group Inc/OH 5.63%,
06/01/2060
126,716 2,523
American Financial Group Inc/OH 5.88%,
03/30/2059
(a)
93,043 1,950
Arch Capital Group Ltd 4.55%, 06/11/2026
(e)
119,912 2,028
Arch Capital Group Ltd 5.45%, 07/02/2025
(e)
54,066 1,105
Assurant Inc 5.25%, 01/15/2061 16,269 321
Corebridge Financial Inc 6.38%, 12/15/2064 34,735 791

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2025 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Equitable Holdings Inc 4.30%, 03/15/2026
(e)
538,152 $ 8,880
Equitable Holdings Inc 5.25%, 09/15/2025
(e)
461,567 9,116
Prudential Financial Inc 5.63%, 08/15/2058 169,114 3,905
Prudential Financial Inc 5.95%, 09/01/2062
(a)
166,189 4,120
RenaissanceRe Holdings Ltd 4.20%, 07/15/2026
(e)
227,949 3,554
RenaissanceRe Holdings Ltd 5.75%,
07/03/2025
(a),(e)
23,682 502
W R Berkley Corp 4.13%, 03/30/2061 107,926 1,693
W R Berkley Corp 5.10%, 12/30/2059 150,258 2,877
$ 60,133
REITs - 1 .31%
Digital Realty Trust Inc 5.20%, 07/03/2025
(e)
11,018 225
Digital Realty Trust Inc 5.25%, 07/02/2025
(e)
16,600 348
Digital Realty Trust Inc 5.85%, 07/02/2025
(e)
76,850 1,794
Federal Realty Investment Trust 5.00%,
07/02/2025
(e)
65,290 1,334
Kimco Realty Corp 5.13%, 07/03/2025
(e)
104,113 2,062
Kimco Realty Corp 5.25%, 07/03/2025
(e)
201,769 4,094
Prologis Inc 8.54%, 11/13/2026
(e)
124,449 6,950
Public Storage 3.88%, 10/06/2025
(e)
92,821 1,433
Public Storage 3.90%, 11/17/2025
(e)
109,753 1,696
Public Storage 3.95%, 08/17/2026
(e)
77,361 1,209
Public Storage 4.00%, 11/19/2026
(e)
471,069 7,509
Public Storage 4.00%, 06/16/2026
(e)
853,470 13,613
Public Storage 4.10%, 01/13/2027
(e)
119,590 1,943
Public Storage 4.13%, 08/14/2025
(e)
483,398 7,971
Public Storage 4.63%, 07/02/2025
(e)
170,706 3,189
Public Storage 4.70%, 07/03/2025
(e)
306,791 5,792
Public Storage 4.75%, 07/03/2025
(e)
238,451 4,464
Public Storage 5.60%, 07/03/2025
(e)
273,001 6,178
$ 71,804
Telecommunications - 0 .59%
AT&T Inc 4.75%, 07/03/2025
(e)
1,678,335 31,804
AT&T Inc 5.00%, 07/03/2025
(a),(e)
22,144 442
$ 32,246
TOTAL PREFERRED STOCKS $ 476,392
BONDS - 89 .17%
Principal
Amount (000's) Value (000's)
Banks - 60 .40%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(h),(i),(j)
$ 12,200 $ 12,301
USD Swap Rate NY 5 Year + 5.17%
6.75%, 06/15/2026
(e),(i),(j)
2,700 2,722
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(i),(j)
14,200 13,663
USD Swap Semi-Annual 5 Year + 3.87%
7.75%, 01/14/2032
(e),(i),(j)
45,000 44,655
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
9.38%, 03/19/2029
(e),(i),(j)
27,000 29,634
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco Santander SA
4.75%, 11/12/2026
(e),(i),(j)
47,000 45,018
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
8.00%, 02/01/2034
(e),(i),(j)
4,600 4,811
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
9.63%, 11/21/2028
(e),(i),(j)
40,000 44,034
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
9.63%, 05/21/2033
(e),(i),(j)
20,000 22,996
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp
4.38%, 01/27/2027
(e),(i)
$ 11,620 $ 11,254
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
6.13%, 04/27/2027
(e),(i)
47,236 47,562
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.63%, 05/01/2030
(e),(i)
36,600 37,180
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
8.05%, 06/15/2027 6,112 6,464
Bank of Montreal
7.30%, 11/26/2084
(i)
17,000 17,013
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
7.70%, 05/26/2084
(i)
37,793 38,981
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(e),(i)
49,485 48,518
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(i)
58,050 55,868
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(e),(i)
7,650 7,576
CME Term Secured Overnight Financing
Rate 3 Month + 3.39%
4.70%, 09/20/2025
(e),(i)
9,391 9,334
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
6.30%, 03/20/2030
(a),(e),(i)
2,400 2,449
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(i)
14,445 13,343
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
7.35%, 04/27/2085
(i)
25,300 25,373
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
8.00%, 01/27/2084
(i)
21,245 22,383
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(i)
39,003 41,091
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
4.38%, 03/15/2028
(e),(i),(j)
20,900 19,077
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
6.13%, 12/15/2025
(e),(i),(j)
25,000 24,946
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
7.63%, 03/15/2035
(e),(i),(j)
6,600 6,520
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.00%, 03/15/2029
(e),(i),(j)
3,600 3,755
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
9.63%, 12/15/2029
(a),(e),(i),(j)
50,400 55,634
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA
4.50%, 02/25/2030
(e),(h),(i),(j)
$ 5,000 $ 4,388
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
4.63%, 02/25/2031
(e),(i),(j)
5,000 4,337
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
4.63%, 02/25/2031
(e),(h),(i),(j)
4,100 3,556
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
7.38%, 09/10/2034
(e),(h),(i),(j)
25,000 25,164
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
7.75%, 08/16/2029
(e),(h),(i),(j)
55,000 57,213
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
7.75%, 08/16/2029
(e),(i),(j)
10,048 10,451
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
8.00%, 08/22/2031
(e),(h),(i),(j)
20,000 20,913
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
8.50%, 08/14/2028
(e),(h),(i),(j)
64,300 68,107
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
9.25%, 11/17/2027
(e),(h),(i),(j)
6,000 6,374
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
9.25%, 11/17/2027
(e),(i),(j)
8,600 9,136
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Canadian Imperial Bank of Commerce
6.95%, 01/28/2085
(i)
13,600 13,499
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
Citigroup Capital III
7.63%, 12/01/2036 3,300 3,607
Citigroup Inc
3.88%, 02/18/2026
(e),(i)
69,500 68,088
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(e),(i)
23,990 23,744
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
6.25%, 08/15/2026
(a),(e),(i)
54,167 54,708
CME Term Secured Overnight Financing
Rate 3 Month + 4.78%
6.75%, 02/15/2030
(e),(i)
4,500 4,452
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.57%
7.00%, 08/15/2034
(e),(i)
22,900 23,503
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%
7.38%, 05/15/2028
(a),(e),(i)
24,600 25,397
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(a),(e),(i)
33,819 32,764
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(e),(i)
27,996 27,930
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
7.70%, 07/06/2025
(a),(e)
7,738 7,669
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Agricole SA
4.75%, 03/23/2029
(e),(h),(i),(j)
$ 7,100 $ 6,521
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
8.13%, 12/23/2025
(e),(h),(i),(j)
63,768 64,641
USD Swap Semi-Annual 5 Year + 6.19%
8.13%, 12/23/2025
(e),(i),(j)
15,000 15,205
USD Swap Semi-Annual 5 Year + 6.19%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(e),(h),(i)
5,000 4,829
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Deutsche Bank AG
6.00%, 10/30/2025
(e),(i),(j)
3,000 2,983
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
8.13%, 04/30/2030
(a),(e),(i),(j)
11,200 11,340
USD Secured Overnight Financing Rate
Spread-Adj. ICE Swap Rate 5 Year + 4.36%
DNB Bank ASA
7.38%, 05/30/2029
(e),(i),(j)
4,000 4,070
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Fifth Third Bancorp
4.50%, 09/30/2025
(e),(i)
10,431 10,365
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(e),(i)
23,598 22,826
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(a),(e),(i)
12,800 12,580
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.13%, 11/10/2026
(e),(i)
11,800 11,491
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
6.13%, 11/10/2034
(a),(e),(i)
17,100 16,682
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.40%
6.85%, 02/10/2030
(e),(i)
13,700 13,813
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
7.50%, 05/10/2029
(e),(i)
8,000 8,331
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(i),(j)
15,900 15,799
USD Swap Rate NY 5 Year + 3.75%
6.50%, 03/23/2028
(a),(e),(i),(j)
5,600 5,623
USD Swap Rate NY 5 Year + 3.61%
6.88%, 09/11/2029
(a),(e),(i),(j)
5,000 5,032
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.30%
6.95%, 03/11/2034
(a),(e),(i),(j)
6,000 5,964
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%
7.05%, 06/05/2030
(e),(g),(i),(j)
8,300 8,301
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(e),(i)
90,661 87,971
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(a),(e),(i)
38,673 38,558
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
ING Groep NV
4.25%, 05/16/2031
(e),(i),(j)
$ 14,385 $ 12,021
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
4.88%, 05/16/2029
(e),(i),(j)
12,600 11,630
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.51%
5.75%, 11/16/2026
(e),(i),(j)
20,625 20,498
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
7.25%, 11/16/2034
(e),(i),(j)
30,400 30,465
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 4.08%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(e),(h),(i),(j)
87,826 88,099
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
3.65%, 06/01/2026
(e),(i)
99,624 97,154
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
5.48%, 01/15/2087 4,000 3,660
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
6.50%, 04/01/2030
(e),(i)
13,200 13,379
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
6.88%, 06/01/2029
(e),(i)
44,000 45,878
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KeyCorp
5.00%, 09/15/2026
(e),(i)
18,852 18,495
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital III
7.75%, 07/15/2029 11,200 11,752
Lloyds Banking Group PLC
6.75%, 06/27/2026
(e),(i),(j)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
6.75%, 09/27/2031
(a),(e),(i),(j)
15,000 14,583
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
7.50%, 09/27/2025
(e),(i),(j)
23,465 23,516
USD Swap Rate NY 5 Year + 4.50%
8.00%, 09/27/2029
(a),(e),(i),(j)
6,400 6,727
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(e),(i)
37,118 34,779
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(a),(e),(i)
6,305 6,215
CME Term Secured Overnight Financing
Rate 3 Month + 3.78%
7.30%, 08/01/2025
(a),(e),(i)
15,848 15,802
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(e),(h),(i),(j)
21,000 20,949
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(e),(i),(j)
5,000 4,988
USD Swap Semi-Annual 5 Year + 3.70%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC
4.60%, 06/28/2031
(e),(i),(j)
$ 26,085 $ 22,403
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(i),(j)
55,100 54,922
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
7.30%, 11/19/2034
(a),(e),(i),(j)
6,800 6,662
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
8.00%, 08/10/2025
(e),(i),(j)
10,225 10,255
USD Swap Semi-Annual 5 Year + 5.72%
8.13%, 11/10/2033
(a),(e),(i),(j)
6,000 6,362
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Nordea Bank Abp
6.30%, 09/25/2031
(e),(h),(i),(j)
43,100 41,660
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
6.63%, 03/26/2026
(e),(i),(j)
13,400 13,434
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
6.63%, 03/26/2026
(e),(h),(i),(j)
74,562 74,753
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(a),(e),(i)
12,400 12,278
CME Term Secured Overnight Financing
Rate 3 Month + 3.46%
PNC Financial Services Group Inc/The
6.00%, 05/15/2027
(e),(i)
6,000 6,011
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(a),(e),(i)
9,200 9,329
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(e),(i)
111,020 111,453
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Royal Bank of Canada
6.35%, 11/24/2084
(i)
55,450 52,105
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
7.50%, 05/02/2084
(a),(i)
40,000 41,584
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Societe Generale SA
8.50%, 03/25/2034
(e),(h),(i),(j)
24,000 24,633
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
9.38%, 11/22/2027
(e),(h),(i),(j)
3,800 4,021
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.39%
10.00%, 11/14/2028
(e),(h),(i),(j)
30,100 32,737
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Standard Chartered PLC
4.30%, 08/19/2028
(a),(e),(h),(i),(j)
17,532 15,770
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
4.75%, 01/14/2031
(e),(h),(i),(j)
10,000 8,884
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
4.75%, 01/14/2031
(a),(e),(i),(j)
10,000 8,886
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
7.01%, 07/30/2037
(e),(h),(i)
9,200 9,418
3 Month USD LIBOR + 1.46%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC (continued)
7.63%, 01/16/2032
(e),(h),(i),(j)
$ 16,600 $ 16,575
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
7.75%, 08/15/2027
(a),(e),(h),(i),(j)
45,000 46,374
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%
State Street Corp
6.45%, 09/15/2030
(e),(i)
11,100 11,065
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.70%, 09/15/2029
(e),(i)
51,193 52,190
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
6.70%, 03/15/2029
(e),(i)
52,160 53,243
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Svenska Handelsbanken AB
4.38%, 03/01/2027
(e),(i),(j)
20,400 19,757
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
Swedbank AB
7.63%, 03/17/2028
(e),(i),(j)
14,000 14,525
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
7.75%, 03/17/2030
(e),(i),(j)
14,800 15,355
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Toronto-Dominion Bank/The
7.25%, 07/31/2084
(a),(i)
1,000 1,022
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
8.13%, 10/31/2082
(i)
44,600 46,711
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.95%, 09/01/2025
(e),(i)
17,205 17,092
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
5.10%, 03/01/2030
(e),(i)
35,906 34,923
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
5.21%, 03/15/2028 9,022 8,668
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
UBS Group AG
3.88%, 06/02/2026
(a),(e),(h),(i),(j)
20,000 19,410
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(a),(e),(h),(i),(j)
7,000 6,135
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
6.85%, 09/10/2029
(e),(h),(i),(j)
17,000 16,950
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.63%
7.00%, 02/10/2030
(e),(h),(i),(j)
15,600 15,445
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
7.13%, 08/10/2034
(e),(h),(i),(j)
7,000 6,869
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.18%
9.25%, 11/13/2028
(e),(h),(i),(j)
17,000 18,499
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp
3.70%, 01/15/2027
(e),(i)
$ 36,243 $ 34,541
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
5.30%, 04/15/2027
(e),(i)
10,895 10,802
CME Term Secured Overnight Financing
Rate 3 Month + 3.18%
USB Realty Corp
5.66%, 01/15/2027
(e),(h)
1,500 1,202
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
Wells Fargo & Co
3.90%, 03/15/2026
(e),(i)
110,800 109,094
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
6.85%, 09/15/2029
(e),(i)
58,400 60,021
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.63%, 09/15/2028
(e),(i)
47,100 50,173
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
7.95%, 11/15/2029 3,700 4,118
$ 3,321,189
Diversified Financial Services - 4 .93%
American Express Co
3.55%, 09/15/2026
(e),(i)
74,690 72,229
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(a),(e),(i)
49,940 48,479
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 12/01/2030
(e),(i)
1,100 993
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%
4.00%, 06/01/2026
(e),(i)
109,900 108,608
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Julius Baer Group Ltd
6.88%, 06/09/2027
(e),(i),(j)
5,000 4,931
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
Voya Financial Inc
4.70%, 01/23/2048
(i)
15,655 14,817
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(e),(i)
20,306 20,919
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 270,976
Electric - 3 .49%
American Electric Power Co Inc
3.88%, 02/15/2062
(i)
20,950 20,000
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.95%, 12/15/2054
(i)
10,000 10,225
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(i)
18,600 19,130
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Dominion Energy Inc
6.63%, 05/15/2055
(i)
27,600 27,632
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.21%
6.88%, 02/01/2055
(i)
18,800 19,475
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc (continued)
7.00%, 06/01/2054
(i)
$ 22,400 $ 23,539
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
Duke Energy Corp
6.45%, 09/01/2054
(i)
14,900 15,052
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
Evergy Inc
6.65%, 06/01/2055
(i)
4,800 4,751
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.56%
Exelon Corp
6.50%, 03/15/2055
(i)
1,400 1,398
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
NextEra Energy Capital Holdings Inc
3.80%, 03/15/2082
(i)
3,000 2,845
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
5.65%, 05/01/2079
(i)
3,200 3,116
3 Month USD LIBOR + 3.16%
6.63%, 10/01/2066 12,149 11,053
CME Term Secured Overnight Financing
Rate 3 Month + 2.33%
6.70%, 09/01/2054
(i)
16,700 16,930
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
Sempra
6.55%, 04/01/2055
(i)
10,400 9,731
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.63%, 04/01/2055
(i)
7,700 7,246
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
$ 192,123
Food - 0 .18%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(h)
10,700 10,085
Gas - 0 .08%
NiSource Inc
6.95%, 11/30/2054
(i)
4,000 4,093
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Insurance - 13 .49%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 18,474
Allianz SE
3.20%, 10/30/2027
(e),(h),(i),(j)
5,800 4,986
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
3.50%, 11/17/2025
(e),(i),(j)
6,200 6,024
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
3.50%, 11/17/2025
(e),(h),(i),(j)
22,400 21,765
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
5.60%, 09/03/2054
(h),(i)
2,000 1,957
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
Aon Corp
8.21%, 01/01/2027 4,350 4,571
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(i)
63,620 63,381
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(i)
500 499
3 Month USD LIBOR + 3.59%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Argentum Netherlands BV for Zurich Insurance Co
Ltd
5.13%, 06/01/2048
(i)
$ 2,490 $ 2,456
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
5.13%, 01/17/2047
(i)
500 501
Secured Overnight Financing Rate + 4.14%
Corebridge Financial Inc
6.38%, 09/15/2054
(i)
12,500 12,163
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
6.88%, 12/15/2052
(i)
36,290 36,840
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Dai-ichi Life Insurance Co Ltd/The
6.20%, 01/16/2035
(e),(h),(i)
16,700 16,576
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%
Equitable Holdings Inc
6.70%, 03/28/2055
(i)
8,100 8,192
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(h),(i)
19,100 18,389
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(h)
76,240 86,053
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(h)
5,025 5,440
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(h),(i)
19,000 18,449
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
6.10%, 06/11/2055
(h),(i)
23,700 23,276
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%
MetLife Capital Trust IV
7.88%, 12/15/2067
(h)
24,540 26,617
MetLife Inc
9.25%, 04/08/2068
(h)
53,475 62,689
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,413 65,979
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(e),(i)
520 509
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(e),(h),(i)
1,800 1,762
USD Swap Semi-Annual 5 Year + 3.26%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,138
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(h),(i)
4,800 4,877
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
5.88%, 05/23/2042
(i)
1,800 1,829
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nationwide Financial Services Inc
6.75%, 05/15/2087 72,995 71,900

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Nippon Life Insurance Co
2.75%, 01/21/2051
(h),(i)
$ 3,200 $ 2,763
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(h),(i)
22,900 19,537
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
4.70%, 01/20/2046
(a),(h),(i)
5,000 4,976
USD Swap Rate NY 5 Year + 3.75%
5.95%, 04/16/2054
(h),(i)
18,300 18,153
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
Prudential Financial Inc
5.13%, 03/01/2052
(i)
1,000 961
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
6.00%, 09/01/2052
(i)
23,400 23,360
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.50%, 03/15/2054
(i)
8,285 8,411
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Reinsurance Group of America Inc
6.65%, 09/15/2055
(i)
7,100 6,970
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Sumitomo Life Insurance Co
4.00%, 09/14/2077
(a),(h),(i)
4,700 4,572
3 Month USD LIBOR + 2.99%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(h),(i)
10,800 10,744
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
6.19%, 04/01/2046
(h),(i)
2,000 1,957
CME Term Secured Overnight Financing
Rate 3 Month + 2.13%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(i)
60,100 51,999
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 741,695
Oil & Gas - 0 .80%
BP Capital Markets PLC
4.88%, 03/22/2030
(e),(i)
21,762 20,886
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
6.13%, 03/18/2035
(e),(i)
23,700 23,197
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.92%
$ 44,083
Pipelines - 3 .87%
Enbridge Inc
5.75%, 07/15/2080
(i)
59,201 57,193
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(a),(i)
28,981 28,617
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(i)
34,882 34,313
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.38%, 03/15/2055
(i)
5,000 5,073
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.12%
8.25%, 01/15/2084
(i)
2,000 2,097
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.79%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enbridge Inc (continued)
8.50%, 01/15/2084
(a),(i)
$ 17,815 $ 19,331
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(i)
27,400 26,961
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
TransCanada PipeLines Ltd
7.00%, 06/01/2065
(i)
12,100 11,981
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Transcanada Trust
5.50%, 09/15/2079
(i)
28,000 27,012
Secured Overnight Financing Rate + 4.42%
$ 212,578
REITs - 0 .92%
Scentre Group Trust 2
5.13%, 09/24/2080
(h),(i)
51,600 50,622
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
Sovereign - 1 .01%
CoBank ACB
4.25%, 01/01/2027
(e),(i)
1,000 958
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(i)
16,400 16,416
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(a),(e),(i)
11,400 11,338
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
7.25%, 07/01/2029
(e),(i)
20,000 20,308
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.88%
Farm Credit Bank of Texas
7.75%, 06/15/2029
(a),(e),(i)
6,000 6,210
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
$ 55,230
TOTAL BONDS $ 4,902,674
Total Investments $ 5,567,100
Other Assets and Liabilities -  (1.25)% (68,739)
TOTAL NET ASSETS - 100.00% $ 5,498,361
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $132,503 or 2.41% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $120,841 or
2.20% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Non-income producing security
(g) Security purchased on a when-issued basis.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,181,202 or 21.48% of net assets.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2025 (unaudited)
See accompanying notes.

(j) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,477,542 or 26.87% of net assets.
Affiliated Securities August 31, 2024 Purchases Sales May 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.19% $ 172,326 $ 2,447,288 $ 2,481,060 $ 138,554
$ 172,326 $ 2,447,288 $ 2,481,060 $ 138,554
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.19% $ 1,473 $ — $ — $ —
$ 1,473 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
May 31, 2025 (unaudited)
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian New Leu
SEK Swedish Krona
SGD Singapore Dollar
TRY Turkish Lira
TWD New Taiwan Dollar
USD/$ United States Dollar
UYU Uruguayan Peso
ZAR South African Rand